UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

January 31, 2015 (Unaudited)

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

Common Stocks 98.0%

	Shares	Market Value
Aerospace & Defense 3.7%
Boeing Co. (The)	6,360	$924,553
General Dynamics Corp.	10,300	1,372,063

		2,296,616

Air Freight & Logistics 0.2%
FedEx Corp.	900	152,199

Auto Components 1.4%
Lear Corp.	8,840	887,094

Banks 5.9%
JPMorgan Chase & Co.	11,770	640,052
Regions Financial Corp.	20,580	179,046
Wells Fargo & Co.	55,530	2,883,118

		3,702,216

Beverages 1.8%
Coca-Cola Co. (The)	19,115	786,965
Molson Coors Brewing Co., Class B	4,480	340,166

		1,127,131

Biotechnology 3.7%
Biogen Idec, Inc.*	1,870	727,729
Celgene Corp.*	2,800	333,648
Gilead Sciences, Inc.*	11,810	1,238,042

		2,299,419

Capital Markets 2.2%
Affiliated Managers Group, Inc.*	2,420	497,358
Goldman Sachs Group, Inc. (The)	3,400	586,194
Lazard Ltd., Class A	6,010	275,258

		1,358,810

Chemicals 2.8%
PPG Industries, Inc.	6,270	1,397,457
Westlake Chemical Corp.	5,880	336,983

		1,734,440

Commercial Services & Supplies 1.5%
Waste Connections, Inc.	21,830	943,493

Communications Equipment 2.2%
Cisco Systems, Inc.	14,490	382,029
QUALCOMM, Inc.	16,405	1,024,656

		1,406,685

Consumer Finance 1.1%
Discover Financial Services	12,795	695,792

Diversified Consumer Services 0.4%
H&R Block, Inc.	7,770	266,356

Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B*	2,100	302,211
Voya Financial, Inc.	6,020	234,840

		537,051

Diversified Telecommunication Services 1.0%
CenturyLink, Inc.	9,840	365,753
Verizon Communications, Inc.	5,100	233,121

		598,874

Electric Utilities 1.2%
OGE Energy Corp.	21,875	769,563

Energy Equipment & Services 1.1%
Dril-Quip, Inc.*	4,360	323,643
Nabors Industries Ltd.	29,440	338,854

		662,497

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	1,490	213,055
CVS Health Corp.	6,290	617,427

		830,482

Food Products 1.2%
Keurig Green Mountain, Inc.	1,700	208,352
Pinnacle Foods, Inc.	14,460	520,126

		728,478

Gas Utilities 0.4%
Questar Corp.	10,140	263,133

Health Care Equipment & Supplies 2.7%
Abbott Laboratories	37,490	1,678,052

Health Care Providers & Services 3.5%
Aetna, Inc.	4,160	381,971
HCA Holdings, Inc.*	2,990	211,692
McKesson Corp.	5,935	1,262,078
Universal Health Services, Inc., Class B	2,940	301,438

		2,157,179

Hotels, Restaurants & Leisure 2.5%
Darden Restaurants, Inc.	12,100	742,698
McDonald’s Corp.	5,735	530,144
Starwood Hotels & Resorts Worldwide, Inc.	3,855	277,444

		1,550,286

Household Durables 0.9%
GoPro, Inc., Class A*	4,300	213,925
Newell Rubbermaid, Inc.	9,140	336,992

		550,917

Household Products 1.4%
Procter & Gamble Co. (The)	10,135	854,279

Industrial Conglomerates 2.2%
General Electric Co.	57,540	1,374,631

Information Technology Services 4.0%
Amdocs Ltd.	11,725	564,911
Broadridge Financial Solutions, Inc.	3,870	185,721
DST Systems, Inc.	5,940	574,398
Xerox Corp.	90,690	1,194,387

		2,519,417

Insurance 1.9%
Lincoln National Corp.	11,260	562,775
PartnerRe Ltd.	2,375	271,700
Prudential Financial, Inc.	4,500	341,460

		1,175,935

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

Common Stocks (continued)

	Shares	Market Value
Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	800	$283,624
Liberty Interactive Corp., Series A*	6,930	189,605

		473,229

Internet Software & Services 2.4%
eBay, Inc.*	8,170	433,010
Google, Inc., Class A*	1,425	766,009
Google, Inc., Class C*	625	334,075

		1,533,094

Life Sciences Tools & Services 1.7%
Illumina, Inc.*	2,630	513,350
Thermo Fisher Scientific, Inc.	4,260	533,394

		1,046,744

Machinery 1.1%
Snap-on, Inc.	5,320	706,017

Media 2.6%
DISH Network Corp., Class A*	16,510	1,161,478
John Wiley & Sons, Inc., Class A	4,300	266,428
Viacom, Inc., Class B	2,640	170,069

		1,597,975

Metals & Mining 0.3%
United States Steel Corp.	7,730	188,921

Multiline Retail 0.4%
J.C. Penney Co., Inc.*	32,310	234,894

Multi-Utilities 0.2%
DTE Energy Co.	1,700	152,422

Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	4,140	338,445
Chevron Corp.	14,870	1,524,621
EOG Resources, Inc.	1,890	168,267
Occidental Petroleum Corp.	7,221	577,680
Valero Energy Corp.	8,610	455,297
WPX Energy, Inc.*	30,210	322,038

		3,386,348

Pharmaceuticals 4.8%
Johnson & Johnson	12,440	1,245,742
Merck & Co., Inc.	7,360	443,661
Pfizer, Inc.	41,265	1,289,531

		2,978,934

Real Estate Investment Trusts (REITs) 3.9%
American Capital Agency Corp.	26,580	572,799
Boston Properties, Inc.	2,470	342,836
Equity LifeStyle Properties, Inc.	4,230	231,508
NorthStar Realty Finance Corp.	31,400	593,774
Prologis, Inc.	14,880	671,683

		2,412,600

Road & Rail 2.2%
Union Pacific Corp.	11,550	1,353,776

Semiconductors & Semiconductor Equipment 1.6%
Broadcom Corp., Class A	5,960	252,913
Skyworks Solutions, Inc.	8,880	737,484

		990,397

Software 4.1%
Adobe Systems, Inc.*	7,950	557,534
Electronic Arts, Inc.*	4,920	269,911
Microsoft Corp.	32,255	1,303,102
Oracle Corp.	10,078	422,167

		2,552,714

Specialty Retail 3.5%
Home Depot, Inc. (The)	10,463	1,092,547
Lowe’s Cos., Inc.	15,770	1,068,575

		2,161,122

Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	21,530	2,522,455
EMC Corp.	16,030	415,658
Hewlett-Packard Co.	9,015	325,712

		3,263,825

Textiles, Apparel & Luxury Goods 1.7%
Hanesbrands, Inc.	7,950	885,471
NIKE, Inc., Class B	2,160	199,260

		1,084,731

Tobacco 2.0%
Philip Morris International, Inc.	15,330	1,230,079

Trading Companies & Distributors 0.7%
HD Supply Holdings, Inc.*	16,310	470,217

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	7,985	185,651

Total Investments (cost $50,508,347) (a) — 98.0%		61,124,715
Other assets in excess of liabilities — 2.0%		1,276,775

NET ASSETS — 100.0%		$62,401,490

*	Denotes a non-income producing security.
(a)	At January 31, 2015, the tax basis cost of the Fund’s investments was $50,857,207, tax unrealized appreciation and depreciation were $12,077,178 and $(1,809,670), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

Ltd.	Limited
REIT	Real Estate Investment Trust

At January 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
13	E-mini S&P 500	03/20/15	$1,292,460	$(23,052)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to enable the

Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2015

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(23,052)

Total		$(23,052)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds 98.0%

	Principal Amount	Market Value
California 98.0%
Alhambra, Unified School District, Election 2004, GO, AGC Insured, Series B, 5.25%, 08/01/23	$1,150,000	$1,351,204
Alhambra, Unified School District, Refunding, GO Series A, 5.00%, 08/01/20	495,000	593,169
Series A, 5.00%, 08/01/21	475,000	577,177
Atascadero, Unified School District, Election 2010, GO, AGM Insured, Series A, 5.25%, 08/01/25	345,000	412,686
Bay Area Toll Authority, San Francisco Bay Area, Prerefunded Balance, RB, Series F-1, 5.25%, 04/01/23	1,775,000	2,102,665
Bay Area Toll Authority, San Francisco Bay Area, Refunding, RB, Series F-1, 5.00%, 04/01/24	715,000	881,352
Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, RB, Series A, 4.00%, 10/01/19	845,000	966,165
Burlingame, Elementary School District, Refunding, GO, AGM Insured, 5.25%, 07/15/16	795,000	852,359
California Educational Facilities Authority, Pepperdine University, Refunding, RB, Series 2012, 5.00%, 09/01/24	405,000	502,775
California State, Department of Water Resources, Power Supply Revenue, RB, Sub-Series F-5, 5.00%, 05/01/22	1,325,000	1,509,029
California State, Department of Water Resources, Power Supply Revenue, Refunding, RB, AGM Insured Series H, 5.00%, 05/01/21	1,485,000	1,696,420
Series H, 5.00%, 05/01/22	1,810,000	2,062,875
California State, Economic Recovery, Prerefunded Balance, GO Series A, 5.00%, 07/01/20	555,000	657,342
Series A, 5.25%, 07/01/21	4,000,000	4,768,094
California State, Educational Facilities Authority Revenue, Santa Clara University, RB 5.25%, 04/01/23	250,000	283,343
5.25%, 04/01/24	695,000	787,692
California State, GO 5.00%, 10/01/20	1,000,000	1,213,460
5.00%, 11/01/24	2,000,000	2,413,780
California State, Public Works Board, Lease Revenue, Regents of the University of California, ETM, RB Series G, 5.00%, 12/01/17	1,525,000	1,715,472
Series G, 5.00%, 12/01/21	1,000,000	1,251,140
California State, Refunding, GO, 5.00%, 12/01/17	1,545,000	1,680,543
California State, Refunding, GO, AMBAC Insured, 5.00%, 11/01/17	1,000,000	1,120,710
California State, University, Systemwide, RB, Series A, 5.25%, 11/01/22	255,000	300,999
California State, University, Systemwide, Refunding, RB Series A, 5.00%, 11/01/25	945,000	1,115,828
Series A, 5.00%, 11/01/26	1,500,000	1,766,445
California State, Various Purposes, GO 5.25%, 10/01/21	1,000,000	1,198,970
5.63%, 04/01/25	2,055,000	2,438,442
Campbell, Unified High School District, Refunding, GO, 5.25%, 08/01/25	695,000	816,597
Cerritos, Community College District, Election 2004, Prerefunded Balance, GO Series C, 5.25%, 08/01/24	450,000	539,118
Series C, 5.25%, 08/01/25	750,000	898,530
Chaffey, Community College District, Election 2002, GO, Series E, 5.00%, 06/01/23	1,000,000	1,241,040
Chaffey, Unified High School District, Refunding, GO, NATL Insured, 5.00%, 08/01/15	1,100,000	1,126,939
Chino Valley, Unified School District, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	975,000	1,198,889
Citrus, Community College District, Election 2004, GO, Series C, 5.25%, 06/01/25	545,000	637,508
Desert Sands, Unified School District, Election 2001, GO 5.75%, 08/01/19	865,000	1,008,581
5.25%, 08/01/20	610,000	695,546
5.25%, 08/01/22	825,000	946,523
5.50%, 08/01/25	590,000	681,090
El Camino, Community College District, Refunding, GO, 5.00%, 08/01/21	1,250,000	1,541,462
Fallbrook, Union Elementary School District, San Diego County, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	720,000	887,040
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	629,885
Gavilan, Joint Community College District, Refunding, GO, 5.00%, 08/01/21	1,000,000	1,228,260

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Gilroy, Unified School District, Election 2008, GO, AGC Insured Series A, 5.25%, 08/01/22	$1,945,000	$2,308,948
Series A, 6.00%, 08/01/25	1,400,000	1,703,254
Grant, Joint Union High School District, Election 2006, GO, AGM Insured, 5.00%, 08/01/21	975,000	1,099,039
Hayward, Unified School District, Election 2008, GO, 5.00%, 08/01/25	1,000,000	1,063,830
Imperial, Irrigation District, Electric Revenue, Refunding, RB Series B, 5.00%, 11/01/26	2,600,000	3,061,708
Kern, High School District, Refunding, GO 4.00%, 08/01/18	430,000	477,511
4.00%, 08/01/19	740,000	838,079
5.00%, 08/01/22	885,000	1,098,949
Long Beach, Harbor Revenue, Refunding, RB, Series B, 5.00%, 05/15/24	1,845,000	2,180,236
Long Beach, Unified School District, Election 2008, GO, Series A, 5.25%, 08/01/25	1,640,000	1,926,934
Long Beach, Unified School District, Refunding, GO, Series B, 5.25%, 08/01/24	1,570,000	1,850,732
Los Angeles, Airport Department Revenue, Los Angeles International Airport, RB, Series D, 5.00%, 05/15/24	1,100,000	1,317,305
Los Angeles, Airport Department Revenue, Los Angeles International Airport, Refunding, RB Series A, 5.25%, 05/15/22	500,000	590,935
Series A, 5.00%, 05/15/23	1,000,000	1,202,050
Los Angeles, Community College District, Election 2003, Prerefunded Balance, GO, AGM Insured Series E, 5.00%, 08/01/17	1,000,000	1,070,910
Series E, 5.00%, 08/01/23	1,360,000	1,456,438
Los Angeles, Community College District, Election 2008, Prerefunded Balance, GO Series A, 5.50%, 08/01/22	1,695,000	2,051,069
Series A, 5.50%, 08/01/24	1,200,000	1,452,084
Los Angeles, GO, Series A, 5.00%, 09/01/24	950,000	1,162,429
Los Angeles, GO, NATL-RE Insured, Series 2006-A, 5.00%, 09/01/24	1,000,000	1,072,380
Los Angeles, Harbor Department Revenue, RB Series A, 5.00%, 08/01/20	2,090,000	2,486,933
Series A, 5.25%, 08/01/21	350,000	420,343
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	2,535,000	3,125,756
Los Angeles, Unified School District, Election 2002, GO, Series D, 5.25%, 07/01/24	1,000,000	1,181,180
Los Angeles, Unified School District, Election 2004, GO, Series I, 5.00%, 07/01/25	1,910,000	2,231,052
Los Angeles, Unified School District, Election 2008, Prerefunded Balance, GO, FGIC Insured, Series F, 5.00%, 07/01/19	680,000	725,533
Los Angeles, Waste Water System Revenue, Senior Lien, Refunding, RB, Series B, 5.00%, 06/01/24	1,535,000	1,905,764
Los Angeles, Water & Power Department Revenue, Power System, RB, Series A-2, 5.00%, 07/01/15	575,000	586,885
Los Angeles, Water & Power Department Revenue, Power System, Refunding, RB Series A, 5.00%, 07/01/18	1,425,000	1,636,898
Series A, 5.00%, 07/01/22	2,380,000	2,923,116
Manteca, Sewer Revenue, Refunding, RB, 5.00%, 12/01/22	1,580,000	1,942,847
Merced California Community College District, GO, 5.00%, 08/01/25	1,000,000	1,257,650
Modesto, Irrigation District, Capital Improvements, COP, Series A, 5.50%, 10/01/25	1,500,000	1,749,195
Modesto, Irrigation District, Electric Revenue, Refunding, RB Series A, 5.00%, 07/01/20	535,000	644,798
Series A, 5.00%, 07/01/21	750,000	918,060
Series A, 5.00%, 07/01/22	1,575,000	1,894,615
Mount Diablo, Unified School District, Election 2002, Refunding, GO Series B, 5.00%, 07/01/20	1,145,000	1,377,973
Series B-2, 5.00%, 07/01/24	2,000,000	2,448,080
Mount Diablo, Unified School District, Refunding, GO 5.00%, 08/01/23	2,125,000	2,560,200
5.00%, 08/01/26	300,000	352,842
Northern California Transmission Agency Revenue, California-Oregon Project, Refunding, RB, Series A, 5.00%, 05/01/22	1,200,000	1,384,392
Ohlone, Community College District, Refunding, GO, 5.00%, 08/01/22	720,000	900,418
Orange County, Sanitation District, COP, AGM Insured, Series B, 5.00%, 02/01/17	530,000	578,469

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Orange County, Sanitation District, Prerefunded Balance, COP, AGM Insured Series B, 5.00%, 02/01/23	$2,350,000	$2,562,910
Series B, 5.00%, 02/01/25	1,200,000	1,308,720
Pajaro Valley, Unified School District, Refunding, GO, Series A, 4.00%, 08/01/19	500,000	565,525
Peralta, Community College District, Refunding, GO, 5.00%, 08/01/20	2,240,000	2,711,430
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 09/01/24	1,000,000	1,245,020
Port of Oakland, Intermediate Lien, Refunding, RB, NATL-RE Insured, Series B, 5.00%, 11/01/18	1,875,000	2,103,863
Redding, Electric System Revenue, Refunding, COP, AGM Insured Series A, 5.25%, 06/01/19	475,000	545,713
Series A, 5.00%, 06/01/22	1,525,000	1,734,077
Series A, 5.00%, 06/01/24	1,160,000	1,314,930
Riverside, Community College District, Refunding, Prerefunded Balance, GO, AGM Insured, 5.00%, 08/01/19	1,750,000	1,792,963
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, Series X, 5.00%, 08/15/18	1,000,000	1,150,830
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, AGM Insured Series U, 5.00%, 08/15/23	1,690,000	1,937,230
Series U, 5.00%, 08/15/24	595,000	681,144
Sacramento, Unified School District, Refunding, GO, 5.00%, 07/01/19	1,140,000	1,330,198
San Bernardino, Community College District, Election 2002, Prerefunded Balance, GO, Series A, 6.25%, 08/01/24	1,055,000	1,257,655
San Bernardino, Community College District, Refunding, GO Series A, 4.00%, 08/01/18	405,000	450,344
Series A, 5.00%, 08/01/20	1,000,000	1,207,490
San Diego, Community College District, Refunding, GO 5.00%, 08/01/20	560,000	681,537
5.00%, 08/01/21	400,000	497,220
5.00%, 08/01/24	1,000,000	1,247,350
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB Series B, 5.50%, 05/15/23	3,750,000	4,486,763
Series A, 5.25%, 05/15/26	1,675,000	2,000,603
San Diego, Public Facilities Financing Authority, Water Revenue, Refunding, RB, Series B, 5.00%, 08/01/21	1,000,000	1,176,130
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured 5.25%, 05/01/19	2,150,000	2,545,944
5.00%, 05/01/22	2,000,000	2,118,580
San Francisco City & County, Earthquake Safety, GO, Series E, 5.00%, 06/15/26	1,000,000	1,197,000
San Francisco City & County, General Hospital Improvement, GO, Series A, 5.25%, 06/15/24	250,000	293,853
San Francisco City & County, Public Utilities Commission, Water Revenue, RB, AGM Insured, Series A, 5.00%, 11/01/23	1,000,000	1,059,290
San Francisco City & County, Refunding, GO, Series R1, 5.00%, 06/15/24	755,000	937,287
San Francisco City & County, Unified School District, Prop A, Election 2006, GO, Series B, 5.25%, 06/15/23	950,000	1,123,318
San Francisco, Bay Area Rapid Transit, District Sales Tax Revenue, Refunding, RB, Series A, 5.00%, 07/01/23	500,000	619,085
San Francisco, Community College District, Election 2001, GO, NATL-RE Insured, Series B, 5.00%, 06/15/20	2,085,000	2,093,277
San Mateo Union High School District, Election 2006, GO Series 2013-A, 5.00%, 09/01/20	400,000	489,712
Series 2013-A, 5.00%, 09/01/22	1,000,000	1,267,820
San Mateo, Joint Powers Financing Authority, Lease Revenue, San Mateo County, Capital Projects, Refunding, RB, Series A, 5.25%, 07/15/24	1,000,000	1,172,970
Santa Rosa, High School District, Refunding, GO, AGM Insured, 5.00%, 08/01/24	1,090,000	1,282,004
Southern California, Public Power Authority, Power Project Revenue, Canyon Power, Refunding, RB, Series A, 5.00%, 07/01/25	3,065,000	3,594,111
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Refunding, RB, Series A, 5.00%, 07/01/23	1,200,000	1,384,536

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
State Center, Community College District, Refunding, GO, 5.00%, 08/01/20	$1,000,000	$1,202,750
Stockton, Unified School District, Election 2005, GO, AGM Insured, 5.00%, 08/01/16	645,000	689,724
The Regents of the University of California Ltd. Project, Refunding, RB, Series G, 5.00%, 05/15/22	935,000	1,169,236
Torrance, Unified School District, Election 2008, Measure Z, GO, 5.50%, 08/01/25	1,000,000	1,182,940
University of California, Generated Revenue, RB, Series O, 5.50%, 05/15/22	2,000,000	2,396,700
University of California, Limited Project Revenue, Refunding, RB, Series G, 5.00%, 05/15/24	2,345,000	2,898,701
Upland, Unified School District, Refunding, GO Series C, 5.00%, 08/01/19	275,000	322,737
5.00%, 08/01/25	500,000	593,110
Vista, Unified School District, Refunding, GO 5.00%, 08/01/21	500,000	612,035
5.00%, 08/01/22	500,000	620,875
5.00%, 08/01/24	300,000	370,866
West Valley-Mission, Community College District, Election 2012, GO, Series A, 5.00%, 08/01/24	1,615,000	2,001,647

Total Municipal Bonds (cost $168,938,775)		183,744,716

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Goldman Sachs Tax Exempt California - Institutional Shares, 0.01%(a)	1,746,847	1,746,847

Total Mutual Fund (cost $1,746,847)		1,746,847

Total Investments (cost $170,685,622) (b) — 98.9%		185,491,563
Other assets in excess of liabilities — 1.1%		1,976,213

NET ASSETS — 100.0%		$187,467,776

(a)	Represents 7-day effective yield as of January 31, 2015.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $170,685,622, tax unrealized appreciation and depreciation were $14,805,941 and $0, respectively.
(c)	The following entity has either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed, or otherwise enhanced the credit quality of a security. It is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At January 31,2015, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 13.01% and 5.96%, respectively.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Corporation
GO	General Obligation
Ltd.	Limited
NATL	National Public Finance Guarantee Corporation
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$183,744,716	$—	$183,744,716
Mutual Fund	1,746,847	—	—	1,746,847

Total	$1,746,847	$183,744,716	$—	$185,491,563

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide HighMark Bond Fund

Asset-Backed Securities 6.9%

	Principal Amount	Market Value
Automobiles 2.4%
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.47%, 01/15/21(a)(b)	$1,411,131	$1,410,526
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18(b)	4,670,000	4,813,421
Enterprise Fleet Financing LLC Series 2013-1, Class A2, 0.68%, 09/20/18(b)	1,275,952	1,276,109
Series 2014-2, Class A2, 1.05%, 03/20/20(b)	4,150,000	4,153,822
Hertz Vehicle Financing LLC, Series 2011-1A, Class A1, 2.20%, 03/25/16(b)	1,166,667	1,168,330

		12,822,208

Credit Card 3.4%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	7,925,000	7,978,656
Chase Issuance Trust, Series 2014-A6, Class A6, 1.26%, 07/15/19	10,000,000	10,037,381

		18,016,037

Other 1.1%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	3,019,051	3,018,271
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27(b)	1,550,000	1,551,082
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A3, 5.29%, 05/15/18	1,347,450	1,396,682

		5,966,035

Total Asset-Backed Securities (cost $36,640,453)		36,804,280

Bank Loan 0.1%

	Principal Amount	Market Value
Food Products 0.1%
HJ Heinz Co., Term B-1 Loan, 2.53%, 06/07/19	722,093	720,021

Total Bank Loan (cost $717,631)		720,021

Collateralized Mortgage Obligations 1.3%

	Principal Amount	Market Value
Banc of America Mortgage Trust, Series 2003-7, Class A2, 4.75%, 09/25/18	712,968	715,411
Federal Home Loan Mortgage Corp. REMICS, Series 1666, Class J, 6.25%, 01/15/24	801,747	891,029
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	513,666	516,729
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42(a)	775,328	798,397
Series 2012-2, Class A2, 3.50%, 04/25/42(a)	1,214,447	1,245,621
Series 2013-1, Class 1A1, 1.45%, 02/25/43(a)	2,448,962	2,356,273
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33(a)	434,767	438,028

Total Collateralized Mortgage Obligations (cost $6,933,899)		6,961,488

Commercial Mortgage Backed Securities 4.1%

	Principal Amount	Market Value
Commercial Mortgage Trust, Series 2013-CR8, Class A1, 1.02%, 06/10/46	3,464,281	3,470,118
DBUBS Mortgage Trust, Series 2011- LC1A, Class A1, 3.74%, 11/10/46(b)	7,200,172	7,363,447
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class A1, 1.23%, 11/15/45	1,604,266	1,604,390
Series 2014-C19, Class A1, 1.27%, 04/15/47	1,863,206	1,865,453
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 08/15/46	5,570,145	5,605,596
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A1, 1.28%, 05/15/47	2,269,164	2,273,884

Total Commercial Mortgage Backed Securities (cost $22,156,645)		22,182,888

Corporate Bonds 52.3%

	Principal Amount	Market Value
Aerospace & Defense 1.2%
United Technologies Corp., 3.10%, 06/01/22	6,000,000	6,313,671

Airlines 1.2%
Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.75%, 09/15/18	418,933	439,092
Series 2010-A, Class A, 4.75%, 01/12/21	2,397,855	2,553,716
Delta Air Lines Pass Through Trust, Series 2011-1, 5.30%, 04/15/19	2,256,805	2,459,917
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	1,000,000	1,055,000

		6,507,725

Auto Components 0.5%
Johnson Controls, Inc., 1.40%, 11/02/17	3,000,000	2,986,962

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Automobiles 2.2%
Ford Motor Credit Co. LLC, 5.75%, 02/01/21	$4,850,000	$5,656,094
3.22%, 01/09/22	800,000	820,180
General Motors Co., 3.50%, 10/02/18	5,000,000	5,162,500

		11,638,774

Banks 14.3%
Bank of America Corp., 4.00%, 04/01/24	7,500,000	8,078,073
Bank of New York Mellon Corp. (The), 1.35%, 03/06/18	4,500,000	4,497,077
Bank of Nova Scotia, 1.30%, 07/21/17	6,000,000	6,020,560
BB&T Corp., 2.45%, 01/15/20	7,000,000	7,152,591
Capital One Financial Corp., 1.00%, 11/06/15	2,500,000	2,503,149
4.75%, 07/15/21	4,500,000	5,075,206
Citigroup, Inc., 3.88%, 10/25/23	5,000,000	5,321,810
3.75%, 06/16/24	2,400,000	2,524,009
Fifth Third Bank, 1.45%, 02/28/18	5,000,000	4,993,797
First Republic Bank, 2.38%, 06/17/19	2,850,000	2,909,531
JPMorgan Chase & Co., 3.20%, 01/25/23	7,500,000	7,670,137
PNC Bank NA, 1.50%, 10/18/17	4,000,000	4,036,929
2.25%, 07/02/19	1,260,000	1,280,461
Royal Bank of Canada, 2.15%, 03/15/19	6,000,000	6,135,995
Wells Fargo & Co., 5.63%, 12/11/17	3,000,000	3,349,423
4.60%, 04/01/21	4,350,000	4,922,756

		76,471,504

Capital Markets 0.1%
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13*	4,000,000	600,000

Chemicals 0.9%
Dow Chemical Co. (The), 4.38%, 11/15/42	3,500,000	3,632,616
Ecolab, Inc., 2.25%, 01/12/20	1,000,000	1,012,894

		4,645,510

Containers & Packaging 1.0%
Ball Corp., 6.75%, 09/15/20	5,261,000	5,471,440

Diversified Financial Services 0.7%
General Electric Capital Corp., 2.20%, 01/09/20	2,500,000	2,548,791
Osprey Aircraft Leasing US-Three LLC, 2.21%, 06/21/25	1,200,020	1,217,112

		3,765,903

Diversified Telecommunication Services 1.9%
Verizon Communications, Inc., 5.15%, 09/15/23	5,000,000	5,712,822
Verizon Maryland LLC, 8.00%, 10/15/29	1,020,000	1,353,574
Verizon New England, Inc., 7.88%, 11/15/29	2,425,000	3,235,514

		10,301,910

Electric Utilities 1.6%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	4,750,000	5,137,610
Oklahoma Gas & Electric Co., 6.65%, 07/15/27	2,500,000	3,376,830

		8,514,440

Food & Staples Retailing 3.6%
CVS Caremark Corp., 2.75%, 12/01/22	5,750,000	5,847,570
Kroger Co. (The), 3.40%, 04/15/22	4,500,000	4,698,815
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	6,750,000	7,117,151
4.80%, 11/18/44	1,265,000	1,434,478

		19,098,014

Food Products 0.7%
Wm Wrigley Jr Co., 2.00%, 10/20/17(b)	4,000,000	4,062,296

Gas Utilities 2.4%
Enterprise Products Operating LLC, 3.35%, 03/15/23	499,000	510,055
3.90%, 02/15/24	1,200,000	1,267,394
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	5,500,000	5,634,026
Magellan Midstream Partners LP, 6.55%, 07/15/19	3,000,000	3,529,813
4.25%, 02/01/21	500,000	549,442
Transcontinental Gas Pipe Line Co. LLC, 7.25%, 12/01/26	1,200,000	1,515,190

		13,005,920

Health Care Providers & Services 2.4%
Becton Dickinson and Co., 3.73%, 12/15/24	1,500,000	1,593,428
Laboratory Corp. of America Holdings, 4.63%, 11/15/20	3,000,000	3,304,586
3.60%, 02/01/25	2,850,000	2,900,470
McKesson Corp., 2.28%, 03/15/19	5,000,000	5,088,597

		12,887,081

Household Products 0.7%
Clorox Co. (The), 3.05%, 09/15/22	3,750,000	3,850,258

Information Technology Services 0.4%
International Business Machines Corp., 6.50%, 01/15/28	1,500,000	2,027,120

Insurance 1.4%
American International Group, Inc., 2.30%, 07/16/19	3,000,000	3,049,078
4.13%, 02/15/24	3,000,000	3,295,234

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Berkshire Hathaway Finance Corp., 5.40%, 05/15/18	$850,000	$959,571

		7,303,883

Media 2.3%
Comcast Corp., 5.70%, 07/01/19	5,000,000	5,837,871
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 04/01/24	3,000,000	3,253,485
News America, Inc., 7.75%, 02/01/24	1,000,000	1,291,441
TCI Communications, Inc., 7.13%, 02/15/28	125,000	176,949
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	1,420,000	1,956,169

		12,515,915

Metals & Mining 0.5%
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	2,250,000	2,596,626

Multiline Retail 1.0%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/23	5,000,000	5,564,481

Oil, Gas & Consumable Fuels 3.0%
Cimarex Energy Co., 5.88%, 05/01/22	2,215,000	2,309,137
4.38%, 06/01/24	1,900,000	1,800,250
ConocoPhillips, 6.50%, 02/01/39	2,350,000	3,234,510
ConocoPhillips Co., 3.35%, 11/15/24	2,325,000	2,427,687
Ensco PLC, 4.50%, 10/01/24(c)	4,000,000	3,874,957
Petrobras Global Finance BV, 3.25%, 03/17/17	2,500,000	2,309,032

		15,955,573

Paper & Forest Products 1.6%
Georgia-Pacific LLC, 8.00%, 01/15/24	6,500,000	8,820,108

Pharmaceuticals 2.0%
Bayer US Finance LLC, 3.38%, 10/08/24(b)	5,000,000	5,312,135
Mylan, Inc., 7.88%, 07/15/20(b)	5,000,000	5,325,000

		10,637,135

Real Estate Investment Trusts (REITs) 1.8%
Boston Properties LP, 4.13%, 05/15/21	5,000,000	5,467,983
ERP Operating LP, 2.38%, 07/01/19	3,000,000	3,046,632
4.63%, 12/15/21	1,210,000	1,353,835

		9,868,450

Road & Rail 2.3%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	5,500,000	5,873,852
Canadian Pacific Railway Co., 2.90%, 02/01/25	2,500,000	2,528,299
United Rentals North America, Inc., 5.75%, 07/15/18	3,650,000	3,777,750

		12,179,901

Technology Hardware, Storage & Peripherals 0.6%
Hewlett-Packard Co., 4.38%, 09/15/21	2,750,000	2,995,108

Total Corporate Bonds (cost $270,668,835)		280,585,708

Municipal Bonds 2.8%

	Principal Amount	Market Value
California 2.8%
California State, GO, 6.20%, 10/01/19	4,000,000	4,760,920
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	2,900,000	4,424,820
Metropolitan Water District of Southern California, RB, 6.95%, 07/01/40	5,000,000	6,031,350

Total Municipal Bonds (cost $12,491,708)		15,217,090

Sovereign Bond 0.3%

	Principal Amount	Market Value
CANADA 0.3%
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,000,000	1,382,211

Total Sovereign Bond (cost $1,022,403)		1,382,211

U.S. Government Mortgage Backed Agencies 12.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01136 5.50%, 03/01/17	46,755	48,628
Pool# G11401 6.00%, 09/01/17	187,962	196,789
Pool# E01252 6.00%, 11/01/17	73,436	77,374
Pool# B14038 4.50%, 05/01/19	179,878	189,725
Pool# B15759 4.50%, 07/01/19	638,121	673,593
Pool# G11678 4.50%, 04/01/20	76,053	80,704
Pool# G11769 5.00%, 10/01/20	150,393	160,952
Pool# G13201 4.50%, 07/01/23	481,995	518,671

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# J15482 4.00%, 05/01/26	$1,549,300	$1,654,907
Pool# J20465 2.50%, 09/01/27	4,432,792	4,598,849
Pool# J23807 3.00%, 05/01/28	4,336,467	4,601,737
Pool# V60563 3.00%, 06/01/29	16,389,355	17,432,896
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 848191 2.35%, 12/01/34(a)	1,251,130	1,333,673
Pool# 848134 2.25%, 06/01/39(a)	306,690	326,857
Federal National Mortgage Association Pool
Pool# 357119 6.00%, 05/01/16	37,259	38,258
Pool# 254003 6.00%, 10/01/16	60,452	62,537
Pool# 566881 5.50%, 01/01/17	37,984	39,485
Pool# 623489 5.50%, 02/01/17	17,446	18,079
Pool# 555170 6.00%, 11/01/17	120,683	125,679
Pool# 254546 5.50%, 12/01/17	230,812	242,557
Pool# 555872 5.00%, 11/01/18	57,625	60,888
Pool# 735521 5.50%, 03/01/20	1,406,607	1,503,155
Pool# 292234 8.00%, 08/01/24	1,491	1,751
Pool# 931892 4.50%, 09/01/24	1,182,867	1,272,968
Pool# 293495 8.00%, 09/01/24	321	376
Pool# AD6156 4.00%, 05/01/25	408,754	436,616
Pool# 303300 8.50%, 05/01/25	9,605	11,475
Pool# AE3066 3.50%, 09/01/25	2,432,911	2,586,203
Pool# AE0552 5.00%, 09/01/25	1,313,187	1,432,354
Pool# AE5487 3.50%, 10/01/25	1,081,450	1,149,590
Pool# 342718 6.50%, 05/01/26	51,495	59,662
Pool# AJ4093 3.50%, 10/01/26	3,106,388	3,302,115
Pool# 250764 7.50%, 12/01/26	70,986	83,919
Pool# AB5710 2.50%, 07/01/27	5,195,646	5,391,091
Pool# AP9771 3.00%, 10/01/27	1,387,170	1,460,322
Pool# 251497 6.00%, 12/01/27	427	492
Pool# 402854 6.00%, 12/01/27	10,064	11,434
Pool# 415652 6.50%, 03/01/28	5,148	5,916
Pool# 421427 6.50%, 04/01/28	52,456	61,415
Pool# AT7857 2.50%, 06/01/28	7,624,629	7,918,595
Pool# 432037 6.00%, 07/01/28	93,030	106,454
Pool# 437979 6.00%, 08/01/28	34,357	39,328
Pool# 444861 6.00%, 10/01/28	42,407	48,842
Pool# 446099 6.00%, 10/01/28	20,478	23,308
Pool# 440738 6.00%, 12/01/28	102,445	117,227
Pool# 450653 6.00%, 12/01/28	88,424	100,840
Pool# 453865 6.00%, 12/01/28	47,485	54,691
Pool# 252212 6.50%, 01/01/29	177,318	207,209
Pool# 484939 6.50%, 06/01/29	47,579	55,909
Pool# 504076 6.50%, 06/01/29	76,601	89,409
Pool# 252570 6.50%, 07/01/29	83,230	97,476
Pool# 506638 6.50%, 08/01/29	33,119	38,700
Pool# 535300 6.50%, 05/01/30	94,196	110,248
Pool# 539932 7.00%, 05/01/30	34,168	40,468
Pool# 524343 8.00%, 06/01/30	4,647	5,722
Pool# 725027 5.00%, 11/01/33	1,458,502	1,619,086
Pool# 725205 5.00%, 03/01/34	489,934	544,382
Pool# 829431 2.23%, 01/01/36(a)	1,883,859	1,998,177
Government National Mortgage Association I Pool
Pool# 348637 7.50%, 05/15/23	33,083	37,879
Pool# 354696 6.50%, 12/15/23	12,375	14,098
Pool# 369270 6.50%, 12/15/23	3,240	3,707
Pool# 368335 6.50%, 01/15/24	5,092	5,833
Pool# 359986 7.50%, 01/15/24	877	1,031
Pool# 362734 7.50%, 01/15/24	480	558
Pool# 368677 7.50%, 01/15/24	17,320	20,248
Pool# 371909 6.50%, 02/15/24	36,632	41,793
Pool# 392055 7.00%, 04/15/24	10,621	11,976
Pool# 442138 8.00%, 11/15/26	67,973	80,979
Pool# 439463 8.00%, 12/15/26	29,573	34,335

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 399109 7.50%, 02/15/27	$13,487	$16,235
Pool# 435777 7.50%, 02/15/27	3,889	4,682
Pool# 445661 7.50%, 07/15/27	10,288	12,357
Pool# 443887 7.50%, 08/15/27	6,720	8,092
Pool# 450591 7.50%, 08/15/27	983	1,182
Pool# 453295 7.50%, 08/15/27	543	650
Pool# 455381 7.50%, 08/15/27	7,059	8,442
Pool# 446699 6.00%, 08/15/28	40,153	46,250
Pool# 460906 6.00%, 09/15/28	15,876	17,892
Pool# 482748 6.00%, 09/15/28	102,361	117,646
Pool# 476969 6.50%, 01/15/29	73,182	83,494
Pool# 781029 6.50%, 05/15/29	207,041	243,062
Pool# 503106 6.50%, 06/15/29	14,425	17,039

Total U.S. Government Mortgage Backed Agencies (cost $63,235,682)		65,299,223

U.S. Treasury Notes 14.4%

	Principal Amount	Market Value
U.S. Treasury Notes 1.50%, 01/31/19	5,825,000	5,927,847
1.50%, 02/28/19	23,350,000	23,765,922
1.13%, 04/30/20	2,000,000	1,988,125
2.13%, 06/30/21	15,000,000	15,625,782
2.00%, 02/15/23	10,000,000	10,321,875
2.75%, 11/15/23	2,000,000	2,185,000
2.75%, 02/15/24	11,050,000	12,082,485
2.38%, 08/15/24	5,000,000	5,309,375

Total U.S. Treasury Notes (cost $74,138,269)		77,206,411

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(d)(e)	334,580	334,580

Total Mutual Fund (cost $334,580)		334,580

Repurchase Agreement 0.7%

	Principal Amount	Market Value
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $3,625,435, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $3,697,928.(e)	$3,625,420	3,625,420

Total Repurchase Agreement (cost $3,625,420)		3,625,420

Total Investments (cost $491,965,525) (f) — 95.2%		510,319,320
Other assets in excess of liabilities — 4.8%		25,988,615

NET ASSETS — 100.0%		$536,307,935

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2015. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2015 was $36,436,168 which represents 6.79% of net assets.
(c)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $3,878,776.
(d)	Represents 7-day effective yield as of January 31, 2015.
(e)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $3,960,000.
(f)	At January 31, 2015, the tax basis cost of the Fund’s investments was $491,965,525, tax unrealized appreciation and depreciation were $22,168,800 and $(3,815,005), respectively.

BV	Private Limited Liability Company
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
RB	Revenue Bond

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Bond Fund

REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$36,804,280	$—	$36,804,280
Bank Loan	—	720,021	—	720,021
Collateralized Mortgage Obligations	—	6,961,488	—	6,961,488
Commercial Mortgage Backed Securities	—	22,182,888	—	22,182,888
Corporate Bonds	—	280,585,708	—	280,585,708
Municipal Bonds	—	15,217,090	—	15,217,090
Mutual Fund	334,580	—	—	334,580
Repurchase Agreement	—	3,625,420	—	3,625,420
Sovereign Bond	—	1,382,211	—	1,382,211
U.S. Government Mortgage Backed Agencies	—	65,299,223	—	65,299,223
U.S. Treasury Notes	—	77,206,411	—	77,206,411

Total	$334,580	$509,984,740	$—	$510,319,320

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide HighMark Balanced Fund

Common Stocks 59.2%

	Shares	Market Value
Aerospace & Defense 0.9%
Honeywell International, Inc.	1,971	$192,685

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	891	88,066

Banks 5.9%
Citigroup, Inc.	3,634	170,616
U.S. Bancorp	10,229	428,698
Wells Fargo & Co.	12,260	636,539

		1,235,853

Beverages 0.7%
Anheuser-Busch InBev NV ADR-BE	1,115	136,108

Biotechnology 2.2%
Amgen, Inc.	1,130	172,054
Gilead Sciences, Inc.*	2,693	282,307

		454,361

Capital Markets 0.8%
Charles Schwab Corp. (The)	6,621	172,014

Chemicals 3.2%
Ecolab, Inc.	3,663	380,109
Praxair, Inc.	2,459	296,531

		676,640

Commercial Services & Supplies 0.8%
Stericycle, Inc.*	1,316	172,778

Communications Equipment 0.3%
QUALCOMM, Inc.	831	51,904

Electric Utilities 0.7%
ITC Holdings Corp.	3,586	152,548

Electronic Equipment, Instruments & Components 0.9%
FEI Co.	1,805	148,407
Keysight Technologies, Inc.*	1,275	42,572

		190,979

Energy Equipment & Services 1.3%
Halliburton Co.	4,082	163,239
Schlumberger Ltd.	1,295	106,695

		269,934

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	1,422	203,332
Walgreens Boots Alliance, Inc.	4,009	295,664

		498,996

Food Products 0.5%
Mondelez International, Inc., Class A	2,864	100,927

Health Care Equipment & Supplies 0.9%
Medtronic PLC	2,511	179,315

Hotels, Restaurants & Leisure 3.2%
Cheesecake Factory, Inc. (The)	2,695	141,515
Marriott International, Inc., Class A	2,332	173,734
Starbucks Corp.	2,689	235,368
Yum! Brands, Inc.	1,676	121,141

		671,758

Household Products 0.6%
Procter & Gamble Co. (The)	1,470	123,906

Industrial Conglomerates 1.9%
Danaher Corp.	4,860	400,367

Information Technology Services 0.7%
Teradata Corp.*	1,273	56,725
Visa, Inc., Class A	353	89,983

		146,708

Insurance 0.9%
Arch Capital Group Ltd.*	3,228	187,127

Internet & Catalog Retail 0.5%
Priceline Group, Inc. (The)*	111	112,052

Internet Software & Services 2.2%
Equinix, Inc.	948	205,584
Google, Inc., Class A*	460	246,691

		452,275

Life Sciences Tools & Services 0.8%
Quintiles Transnational Holdings, Inc.*	2,591	156,756

Machinery 0.8%
Pall Corp.	1,772	171,459

Media 1.4%
Discovery Communications, Inc., Class A*	4,382	124,591
Twenty-First Century Fox, Inc., Class A	5,203	172,532

		297,123

Multiline Retail 0.8%
Dollar Tree, Inc.*	2,225	158,197

Oil, Gas & Consumable Fuels 3.3%
Anadarko Petroleum Corp.	1,345	109,954
Chevron Corp.	649	66,542
EOG Resources, Inc.	1,886	167,910
Exxon Mobil Corp.	1,685	147,303
Imperial Oil Ltd.	5,247	194,716

		686,425

Pharmaceuticals 4.8%
Allergan, Inc.	1,481	324,724
Johnson & Johnson	1,404	140,596
Merck & Co., Inc.	3,181	191,751
Pfizer, Inc.	3,973	124,156

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Balanced Fund

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Roche Holding AG ADR-CH	6,314	$213,161

		994,388

Professional Services 2.1%
Equifax, Inc.	2,974	251,184
Verisk Analytics, Inc., Class A*	2,823	181,660

		432,844

Real Estate Investment Trusts (REITs) 1.4%
American Tower Corp.	3,109	301,418

Road & Rail 1.3%
J.B. Hunt Transport Services, Inc.	3,282	261,280

Semiconductors & Semiconductor Equipment 1.4%
Analog Devices, Inc.	693	36,109
Linear Technology Corp.	5,895	264,921

		301,030

Software 2.9%
Adobe Systems, Inc.*	2,449	171,748
ANSYS, Inc.*	1,741	140,447
Microsoft Corp.	7,123	287,769

		599,964

Specialty Retail 2.6%
Home Depot, Inc. (The)	2,527	263,869
Ross Stores, Inc.	1,154	105,833
TJX Cos., Inc. (The)	2,588	170,653

		540,355

Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	1,696	198,704
Electronics For Imaging, Inc.*	4,006	154,832
EMC Corp.	1,724	44,703

		398,239

Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc., Class B	2,034	187,637

Trading Companies & Distributors 0.9%
W.W. Grainger, Inc.	824	194,332

Total Common Stocks (cost $10,010,948)		12,348,748

Asset-Backed Securities 2.5%

	Principal Amount	Market Value
Automobiles 1.5%
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.47%, 01/15/21(a)(b)	$28,223	28,210
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18(b)	125,000	128,839
Enterprise Fleet Financing LLC Series 2013-1, Class A2, 0.68%, 09/20/18(b)	32,479	32,483
Series 2014-2, Class A2, 1.05%, 03/20/20(b)	100,000	100,092
Hertz Vehicle Financing LLC, Series 2011-1A, Class A1, 2.20%, 03/25/16(b)	33,333	33,381

		323,005

Credit Card 0.6%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	130,000	130,880

Other 0.2%
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27(b)	42,625	42,655

Student Loan 0.2%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.17%, 10/15/24(a)(b)	31,991	32,126

Total Asset-Backed Securities (cost $527,376)		528,666

Bank Loan 0.1%

	Principal Amount	Market Value
HJ Heinz Co., Term B-1 Loan, 2.53%, 06/07/19	21,663	21,601

Total Bank Loan (cost $21,579)		21,601

Collateralized Mortgage Obligations 0.4%

	Principal Amount	Market Value
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42(a)	21,709	22,355
Series 2012-2, Class A2, 3.50%, 04/25/42(a)	19,176	19,668
Series 2013-1, Class 1A1, 1.45%, 02/25/43(a)	37,499	36,079

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Balanced Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Sequoia Mortgage Trust (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33(a)	$8,105	$8,166

Total Collateralized Mortgage Obligations (cost $86,714)		86,268

Commercial Mortgage Backed Securities 2.3%

	Principal Amount	Market Value
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 3.74%, 11/10/46(b)	204,702	209,344
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A1 1.23%, 11/15/45	80,213	80,219
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1 1.31%, 08/15/46	180,441	181,590

Total Commercial Mortgage Backed Securities (cost $472,008)		471,153

Corporate Bonds 25.4%

	Principal Amount	Market Value
Airlines 0.9%
Continental Airlines Pass Through Trust, Series 2010-A, Class A, 4.75%, 01/12/21	79,929	85,124
Delta Air Lines Pass Through Trust, Series 2011-1, 5.30%, 04/15/19	102,118	111,308

		196,432

Automobiles 0.8%
Ford Motor Credit Co. LLC, 5.75%, 02/01/21	75,000	87,465
General Motors Co., 3.50%, 10/02/18	75,000	77,438

		164,903

Banks 5.8%
Bank of America Corp., 4.00%, 04/01/24	125,000	134,635
BB&T Corp., 2.45%, 01/15/20	120,000	122,616
Capital One Financial Corp. 1.00%, 11/06/15	25,000	25,031
4.75%, 07/15/21	125,000	140,978
Citigroup, Inc., 3.88%, 10/25/23	125,000	133,045
Fifth Third Bank, 1.45%, 02/28/18	105,000	104,870
First Republic Bank, 2.38%, 06/17/19	50,000	51,044
JPMorgan Chase & Co., 3.20%, 01/25/23	150,000	153,403
PNC Bank NA, 2.25%, 07/02/19	50,000	50,812
Royal Bank of Canada, 2.15%, 03/15/19	145,000	148,287
Wells Fargo & Co., 4.60%, 04/01/21	120,000	135,800

		1,200,521

Capital Markets 0.1%
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13*	125,000	18,750

Chemicals 0.3%
Dow Chemical Co. (The), 4.38%, 11/15/42	63,000	65,387

Containers & Packaging 0.6%
Ball Corp., 6.75%, 09/15/20	125,000	130,000

Diversified Financial Services 0.8%
KE Export Leasing LLC, Series 2011-II, 0.49%, 05/19/24(a)	87,621	87,545
MSN 41079 and 41084 Ltd., 1.63%, 12/14/24	84,556	84,077

		171,622

Diversified Telecommunication Services 1.0%
Verizon Communications, Inc., 5.15%, 09/15/23	75,000	85,692
Verizon Maryland LLC, 8.00%, 10/15/29	35,000	46,446
Verizon New England, Inc., 7.88%, 11/15/29	50,000	66,712

		198,850

Electric Utilities 0.4%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	80,000	86,528

Food & Staples Retailing 1.8%
CVS Caremark Corp., 2.75%, 12/01/22	125,000	127,121
Kroger Co. (The), 3.40%, 04/15/22	125,000	130,523
Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	100,000	105,439
4.80%, 11/18/44	20,000	22,680

		385,763

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Balanced Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Food Products 0.3%
WM Wrigley Jr Co., 2.40%, 10/21/18(b)	$60,000	$61,219

Gas Utilities 1.5%
Enterprise Products Operating LLC, 3.90%, 02/15/24	60,000	63,370
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	125,000	128,046
Magellan Midstream Partners LP, 6.55%, 07/15/19	100,000	117,660

		309,076

Health Care Providers & Services 0.6%
Becton Dickinson and Co., 3.73%, 12/15/24	25,000	26,557
Laboratory Corp. of America Holdings 4.63%, 11/15/20	50,000	55,077
3.60%, 02/01/25	40,000	40,708

		122,342

Household Products 0.6%
Clorox Co. (The), 3.05%, 09/15/22	125,000	128,342

Information Technology Services 0.6%
International Business Machines Corp., 6.50%, 01/15/28	50,000	67,571
Xerox Corp., 2.95%, 03/15/17	50,000	51,680

		119,251

Insurance 0.9%
American International Group, Inc., 4.13%, 02/15/24	120,000	131,810
Berkshire Hathaway Finance Corp., 5.40%, 05/15/18	50,000	56,445

		188,255

Media 1.3%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 04/01/24	55,000	59,647
TCI Communications, Inc., 7.13%, 02/15/28	100,000	141,559
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	50,000	68,879

		270,085

Metals & Mining 0.1%
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	25,000	28,851

Multiline Retail 0.7%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/23	125,000	139,112

Cimarex Energy Co. 5.88%, 05/01/22	75,000	78,187
4.38%, 06/01/24	75,000	71,063
ConocoPhillips, 6.50%, 02/01/39	35,000	48,173
ConocoPhillips Co., 3.35%, 11/15/24	40,000	41,767
Ensco PLC, 4.50%, 10/01/24	60,000	58,124
Petrobras Global Finance BV, 3.25%, 03/17/17	45,000	41,563

		338,877

Paper & Forest Products 0.6%
Georgia-Pacific LLC, 8.00%, 01/15/24	100,000	135,694

Pharmaceuticals 1.2%
Bayer US Finance LLC, 3.38%, 10/08/24(b)	70,000	74,370
Mylan, Inc., 7.88%, 07/15/20(b)	160,000	170,400

		244,770

Real Estate Investment Trusts (REITs) 1.1%
Boston Properties LP, 4.13%, 05/15/21	125,000	136,700
ERP Operating LP 2.38%, 07/01/19	60,000	60,932
4.63%, 12/15/21	25,000	27,972

		225,604

Road & Rail 1.3%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	125,000	133,496
Canadian Pacific Railway Co., 2.90%, 02/01/25	40,000	40,453
United Rentals North America, Inc., 5.75%, 07/15/18	95,000	98,325

		272,274

Technology Hardware, Storage & Peripherals 0.5%
Hewlett-Packard Co., 4.38%, 09/15/21	90,000	98,022

Total Corporate Bonds (cost $5,149,408)		5,300,530

Municipal Bonds 1.8%

	Principal Amount	Market Value
California 1.8%
California State, GO, 6.20%, 10/01/19	$100,000	119,023
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	50,000	76,290
Metropolitan Water District of Southern California, RB, 6.95%, 07/01/40	150,000	180,941

Total Municipal Bonds (cost $323,533)		376,254

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Balanced Fund

U.S. Government Mortgage Backed Agencies 5.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G11401 6.00%, 09/01/17	$8,310	$8,701
Pool# B14038 4.50%, 05/01/19	5,763	6,078
Pool# G11769 5.00%, 10/01/20	4,874	5,216
Pool# G13201 4.50%, 07/01/23	9,310	10,019
Pool# G13868 4.50%, 07/01/25	78,456	84,279
Pool# V60563 3.00%, 06/01/29	206,461	219,606
Federal National Mortgage Association Pool
Pool# 254196 6.00%, 02/01/17	9,119	9,497
Pool# 254546 5.50%, 12/01/17	10,748	11,295
Pool# 254919 4.00%, 09/01/18	3,568	3,779
Pool# 555872 5.00%, 11/01/18	1,803	1,905
Pool# 725168 4.50%, 02/01/19	15,370	16,176
Pool# 725414 4.50%, 05/01/19	39,463	41,602
Pool# 311811 8.00%, 05/01/25	8,717	10,385
Pool# AE3066 3.50%, 09/01/25	44,113	46,893
Pool# AE0552 5.00%, 09/01/25	23,450	25,578
Pool# 364588 7.00%, 07/01/26	8,572	10,017
Pool# AB5710 2.50%, 07/01/27	177,521	184,198
Pool# 251335 7.00%, 12/01/27	5,980	7,022
Pool# 251477 6.50%, 01/01/28	4,761	5,530
Pool# 412654 6.00%, 03/01/28	2,085	2,317
Pool# AB8993 2.50%, 04/01/28	229,323	238,308
Pool# 725205 5.00%, 03/01/34	35,632	39,591
Government National Mortgage Association I Pool
Pool# 421686 7.00%, 02/15/26	5,247	6,129
Pool# 412334 7.00%, 10/15/27	8,299	9,727
Pool# 403847 6.50%, 05/15/28	8,280	9,342
Pool# 497505 6.50%, 01/15/29	3,617	4,269
Pool# 462109 7.00%, 03/15/29	12,773	15,200
Pool# 506487 6.00%, 04/15/29	25,519	28,994

Total U.S. Government Mortgage Backed Agencies (cost $1,018,084)		1,061,653

U.S. Treasury Notes 0.6%

	Principal Amount	Market Value
U.S. Treasury Notes 2.13%, 06/30/21	100,000	104,172
2.38%, 08/15/24	25,000	26,547

Total U.S. Treasury Notes (cost $124,607)		130,719

Total Investments (cost $17,734,257) (c) — 97.4%		20,325,592
Other assets in excess of liabilities — 2.6%		550,813

NET ASSETS — 100.0%		$20,876,405

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Balanced Fund

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2015. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2015 was $913,119 which represents 4.37% of net assets.
(c)	At January 31, 2015, the tax basis cost of the Fund’s investments was $17,744,749, tax unrealized appreciation and depreciation were $2,938,069 and $(357,226), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
BE	Belgium
BV	Private Limited Liability Company
CH	Switzerland
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$528,666	$—	$528,666
Bank Loan	—	21,601	—	21,601
Collateralized Mortgage Obligations	—	86,268	—	86,268
Commercial Mortgage Backed Securities	—	471,153	—	471,153
Common Stocks	12,348,748	—	—	12,348,748
Corporate Bonds	—	5,300,530	—	5,300,530
Municipal Bonds	—	376,254	—	376,254
U.S. Government Mortgage Backed Agencies	—	1,061,653	—	1,061,653
U.S. Treasury Notes	—	130,719	—	130,719

Total	$12,348,748	$7,976,844	$—	$20,325,592

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund

Commercial Mortgage Backed Security 0.3%

	Principal Amount	Market Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM 5.94%, 02/15/51(a)	$100,000	$108,731

Total Commercial Mortgage Backed Security (cost $79,197)		108,731

Corporate Bonds 95.8%

	Principal Amount	Market Value
Aerospace & Defense 0.2%
TransDigm, Inc., 6.00%, 07/15/22	100,000	99,750

Airlines 0.4%
Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.13%, 04/29/18	175,000	184,625

Auto Components 1.5%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	200,000	214,000
Goodyear Tire & Rubber Co. (The), 6.50%, 03/01/21	100,000	107,375
Schaeffler Holding Finance BV, 6.88%, 08/15/18(b)(c)	200,000	209,500
Tenneco, Inc., 5.38%, 12/15/24	75,000	77,812

		608,687

Automobiles 2.0%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 06/15/19	205,000	215,762
8.25%, 06/15/21	200,000	222,250
General Motors Co., 6.25%, 10/02/43	125,000	155,938
General Motors Financial Co., Inc., 4.38%, 09/25/21	250,000	264,688

		858,638

Banks 2.2%
CIT Group, Inc., 5.50%, 02/15/19(c)	285,000	300,675
Lloyds Banking Group PLC 7.50%, 06/27/24(d)	250,000	255,625
6.41%, 10/01/35(c)(d)	200,000	217,000
RBS Capital Trust II, 6.43%, 01/03/34(d)	150,000	162,750

		936,050

Building Products 1.5%
Builders FirstSource, Inc., 7.63%, 06/01/21(c)	100,000	100,750
Building Materials Corp. of America 6.75%, 05/01/21(c)	100,000	107,000
5.38%, 11/15/24(c)	50,000	50,500
Summit Materials LLC/Summit Materials Finance Corp., 10.50%, 01/31/20	100,000	110,500
USG Corp., 5.88%, 11/01/21(c)	250,000	259,375

		628,125

Capital Markets 0.6%
Credit Suisse Group AG, 7.50%, 12/11/23(c)(d)	200,000	210,000
E*TRADE Financial Corp., 5.38%, 11/15/22	50,000	52,375

		262,375

Chemicals 2.5%
Basell Finance Co. BV, 8.10%, 03/15/27(c)	40,000	55,552
INEOS Group Holdings SA, 6.13%, 08/15/18(c)	200,000	193,000
NOVA Chemicals Corp., 5.25%, 08/01/23(c)	125,000	127,525
Perstorp Holding AB, 11.00%, 08/15/17(c)	200,000	199,000
SPCM SA, 6.00%, 01/15/22(c)	200,000	208,000
WR Grace & Co.-Conn, 5.13%, 10/01/21(c)	275,000	286,000

		1,069,077

Commercial Services & Supplies 3.0%
ADT Corp. (The), 6.25%, 10/15/21	150,000	159,750
Clean Harbors, Inc., 5.25%, 08/01/20	75,000	75,937
ExamWorks Group, Inc., 9.00%, 07/15/19	225,000	239,063
Premier Graphics, Inc., 11.50%, 12/01/05(e)(f)(g)	4,250,000	0
RR Donnelley & Sons Co. 7.88%, 03/15/21	200,000	222,000
6.00%, 04/01/24	100,000	100,500
ServiceMaster Co. 8.00%, 02/15/20	100,000	106,000
7.00%, 08/15/20	97,000	100,880

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Services & Supplies (continued)
TerraForm Power Operating LLC, 5.88%, 02/01/23(c)	$50,000	$51,000
TMS International Corp., 7.63%, 10/15/21(c)	225,000	224,719

		1,279,849

Communications Equipment 0.2%
Avaya, Inc., 7.00%, 04/01/19(c)	100,000	96,875

Construction & Engineering 0.4%
AECOM Technology Corp., 5.88%, 10/15/24(c)	150,000	156,348

Construction Materials 0.8%
Vulcan Materials Co., 7.50%, 06/15/21	300,000	354,000

Consumer Finance 3.9%
Ally Financial, Inc., 8.00%, 03/15/20	356,000	424,530
International Lease Finance Corp. 7.13%, 09/01/18(c)	250,000	281,562
5.88%, 04/01/19	275,000	299,063
SLM Corp. 8.45%, 06/15/18	100,000	113,000
5.50%, 01/15/19	125,000	129,062
8.00%, 03/25/20	225,000	252,000
Springleaf Finance Corp., 6.90%, 12/15/17	140,000	149,975

		1,649,192

Containers & Packaging 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 01/31/21(c)	225,000	220,781
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	150,000	150,000
Graphic Packaging International, Inc. 4.75%, 04/15/21	125,000	128,437
4.88%, 11/15/22	25,000	25,688
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22(c)	75,000	77,719
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 8.25%, 02/15/21	200,000	203,250
Sealed Air Corp., 8.38%, 09/15/21(c)	240,000	269,400

		1,075,275

Distributors 0.5%
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21(c)	125,000	125,937
HD Supply, Inc., 5.25%, 12/15/21(c)	100,000	102,750

		228,687

Diversified Financial Services 2.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 08/01/20	325,000	341,250
Interactive Data Corp., 5.88%, 04/15/19(c)	100,000	100,250
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 7.38%, 04/01/20(c)	200,000	189,000
SquareTwo Financial Corp., 11.63%, 04/01/17	355,000	338,138

		968,638

Diversified Telecommunication Services 6.0%
Altice Financing SA, 6.63%, 02/15/23(c)	200,000	200,000
Altice SA, 7.75%, 05/15/22(c)	200,000	206,500
CenturyLink, Inc., Series S, 6.45%, 06/15/21	205,000	222,707
CenturyLink, Inc., Series W, 6.75%, 12/01/23	75,000	84,383
Frontier Communications Corp. 8.50%, 04/15/20	225,000	252,000
6.88%, 01/15/25	25,000	25,312
9.00%, 08/15/31	180,000	194,400
Level 3 Escrow II, Inc., 5.38%, 08/15/22(c)	79,000	80,185
Level 3 Financing, Inc., 6.13%, 01/15/21	75,000	77,719
Sprint Capital Corp. 6.90%, 05/01/19	175,000	177,625
8.75%, 03/15/32	175,000	178,937
Telecom Italia SpA, 5.30%, 05/30/24(c)	200,000	209,250
Wind Acquisition Finance SA, 4.75%, 07/15/20(c)	200,000	194,750
Windstream Corp. 7.75%, 10/01/21	300,000	303,000
6.38%, 08/01/23	125,000	115,000

		2,521,768

Electric Utilities 0.6%
AES Corp. (The), 8.00%, 06/01/20	100,000	113,250
FirstEnergy Corp., Series C, 7.38%, 11/15/31	100,000	130,993

		244,243

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electrical Equipment 0.7%
Anixter, Inc., 5.13%, 10/01/21	$150,000	$151,125
Belden, Inc., 5.25%, 07/15/24(c)	125,000	120,625

		271,750

Electronic Equipment & Instruments 0.3%
Flextronics International Ltd., 5.00%, 02/15/23	100,000	104,000

Electronic Equipment, Instruments & Components 0.2%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	100,000	100,750

Energy Equipment & Services 0.5%
Key Energy Services, Inc., 6.75%, 03/01/21	175,000	105,875
SESI LLC, 7.13%, 12/15/21	115,000	115,288

		221,163

Food & Staples Retailing 0.7%
CST Brands, Inc., 5.00%, 05/01/23	25,000	25,500
Rite Aid Corp., 9.25%, 03/15/20	150,000	164,625
Roundy’s Supermarkets, Inc., 10.25%, 12/15/20(c)	125,000	106,250

		296,375

Food Products 0.8%
Agrokor DD, 8.88%, 02/01/20(c)	100,000	108,510
Diamond Foods, Inc., 7.00%, 03/15/19(c)	100,000	101,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20(c)	125,000	129,844

		339,354

Gas Utilities 3.4%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 08/01/23	25,000	25,250
Genesis Energy LP, 5.63%, 06/15/24	150,000	135,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.88%, 12/01/24	75,000	75,750
Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	175,000	185,500
Sabine Pass Liquefaction LLC 5.63%, 02/01/21	650,000	654,875
6.25%, 03/15/22	150,000	155,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.13%, 11/15/19(c)	100,000	97,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20	98,000	99,960

		1,429,835

Health Care Providers & Services 5.9%
Amsurg Corp., 5.63%, 07/15/22(c)	125,000	129,375
CHS/Community Health Systems, Inc. 7.13%, 07/15/20	225,000	239,625
5.13%, 08/01/21	75,000	77,906
6.88%, 02/01/22	100,000	106,500
ConvaTec Healthcare E SA, 10.50%, 12/15/18(c)	150,000	158,250
DaVita HealthCare Partners, Inc., 5.13%, 07/15/24	125,000	128,125
Envision Healthcare Corp., 5.13%, 07/01/22(c)	100,000	101,500
HCA, Inc. 7.75%, 05/15/21	150,000	160,312
7.50%, 02/15/22	100,000	117,250
5.88%, 03/15/22	100,000	111,500
5.00%, 03/15/24	50,000	53,375
5.38%, 02/01/25	50,000	51,625
Hologic, Inc., 6.25%, 08/01/20	200,000	208,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22(c)	100,000	103,000
MPH Acquisition Holdings LLC, 6.63%, 04/01/22(c)	150,000	156,375
Service Corp. International, 5.38%, 05/15/24	100,000	103,625
Tenet Healthcare Corp. 8.00%, 08/01/20	160,000	169,000
6.00%, 10/01/20	200,000	216,500
8.13%, 04/01/22	75,000	84,563

		2,477,156

Hotels, Restaurants & Leisure 4.0%
ARAMARK Corp., 5.75%, 03/15/20	125,000	130,000
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	100,000	102,875
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 03/15/19(c)	125,000	125,625
MGM Resorts International, 6.00%, 03/15/23	300,000	303,000
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	125,000	133,438
7.50%, 10/15/27	75,000	87,187
Scientific Games International, Inc., 10.00%, 12/01/22(c)	125,000	114,375
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21(c)	100,000	111,500
Speedway Motorsports, Inc. 6.75%, 02/01/19	75,000	77,812
5.13%, 02/01/23(c)	100,000	101,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Hotels, Restaurants & Leisure (continued)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21(c)	$175,000	$164,500
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(c)	65,000	29,088
Wynn Macau Ltd., 5.25%, 10/15/21(c)	200,000	194,500

		1,675,400

Household Durables 1.7%
DR Horton, Inc., 4.38%, 09/15/22	125,000	124,687
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20(c)	175,000	179,813
KB Home, 7.25%, 06/15/18	150,000	159,000
Standard Pacific Corp., 8.38%, 01/15/21	150,000	169,125
WESCO Distribution, Inc., 5.38%, 12/15/21	100,000	100,750

		733,375

Household Products 0.9%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19(b)(c)	175,000	184,625
Spectrum Brands, Inc. 6.38%, 11/15/20	100,000	105,500
6.63%, 11/15/22	75,000	80,063

		370,188

Industrial Conglomerates 0.4%
Bombardier, Inc., 7.75%, 03/15/20(c)	150,000	150,375

Information Technology Services 1.1%
First Data Corp. 12.63%, 01/15/21	300,000	355,875
10.63%, 06/15/21	97,000	109,853

		465,728

Insurance 0.8%
AXA SA, 6.38%, 12/14/36(c)(d)	150,000	164,625
Liberty Mutual Group, Inc., 10.75%, 06/15/58(a)(c)	65,000	99,775
XL Group PLC, Series E, 6.50%, 04/15/17(d)	75,000	69,375

		333,775

Internet Software & Services 0.3%
Equinix, Inc., 5.38%, 04/01/23	125,000	129,063

Leisure Products 0.2%
Brunswick Corp., 4.63%, 05/15/21(c)	75,000	74,437

Machinery 1.5%
Case New Holland, Inc., 7.88%, 12/01/17	225,000	248,344
Huntington Ingalls Industries, Inc., 7.13%, 03/15/21	200,000	216,250
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	150,000	162,187

		626,781

Marine 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/21(c)	125,000	117,500
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.38%, 01/15/22(c)	150,000	132,750
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 6.00%, 07/30/19	150,000	134,250

		384,500

Media 9.1%
Cablevision Systems Corp., 5.88%, 09/15/22	50,000	50,875
CCO Holdings LLC/CCO Holdings Capital Corp. 6.50%, 04/30/21	200,000	210,000
6.63%, 01/31/22	275,000	291,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(c)	175,000	171,500
Cinemark USA, Inc., 4.88%, 06/01/23	100,000	95,250
iHeartCommunications Inc., 14.00%, 02/01/21(h)	194,249	159,284
Cogeco Cable, Inc., 4.88%, 05/01/20(c)	125,000	125,962
DISH DBS Corp., 7.88%, 09/01/19	375,000	423,750
Gannett Co., Inc. 5.13%, 07/15/20	125,000	128,750
6.38%, 10/15/23	100,000	106,625
Intelsat Jackson Holdings SA 7.25%, 10/15/20	300,000	315,000
5.50%, 08/01/23	100,000	99,000
Intelsat Luxembourg SA, 7.75%, 06/01/21	200,000	198,500
Lamar Media Corp., 5.38%, 01/15/24	125,000	129,688
Numericable Group SA, 4.88%, 05/15/19(c)	200,000	199,626
Sirius XM Radio, Inc. 5.88%, 10/01/20(c)	225,000	230,625
5.75%, 08/01/21(c)	75,000	76,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.50%, 01/15/23(c)	275,000	285,656
5.00%, 01/15/25(c)	200,000	203,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19	$200,000	$206,000
WMG Acquisition Corp., 6.00%, 01/15/21(c)	135,000	136,688

		3,844,654

Metals & Mining 4.6%
AK Steel Corp., 7.63%, 10/01/21	75,000	63,000
Alcoa, Inc., 5.13%, 10/01/24	275,000	299,750
ArcelorMittal 7.50%, 10/15/39	325,000	335,156
7.25%, 03/01/41	125,000	125,781
Commercial Metals Co., 4.88%, 05/15/23	75,000	70,875
FMG Resources August 2006 Pty Ltd., 8.25%, 11/01/19(c)	100,000	89,500
Hecla Mining Co., 6.88%, 05/01/21	250,000	222,500
Murray Energy Corp., 8.63%, 06/15/21(c)	125,000	119,375
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 10/01/18(c)	100,000	95,500
Steel Dynamics, Inc. 5.13%, 10/01/21(c)	50,000	51,125
5.25%, 04/15/23	150,000	153,375
5.50%, 10/01/24(c)	25,000	25,562
Westmoreland Coal Co., 8.75%, 01/01/22(c)	275,000	271,563

		1,923,062

Multi-Utilities & Unregulated Power 2.7%
Calpine Corp., 6.00%, 01/15/22(c)	250,000	268,750
Dynegy Finance I, Inc./Dynegy Finance II, Inc. 6.75%, 11/01/19(c)	200,000	205,500
7.38%, 11/01/22(c)	200,000	206,500
NRG Energy, Inc., 6.25%, 07/15/22	300,000	307,500
NRG Yield Operating LLC, 5.38%, 08/15/24(c)	125,000	129,375

		1,117,625

Oil, Gas & Consumable Fuels 9.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.63%, 10/15/18	290,000	234,900
Antero Resources Finance Corp. 6.00%, 12/01/20	275,000	275,687
5.38%, 11/01/21	50,000	48,750
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 04/15/22	125,000	79,687
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 04/15/21(c)	150,000	129,375
7.63%, 01/15/22	125,000	113,125
Chaparral Energy, Inc., 7.63%, 11/15/22	175,000	101,500
Chesapeake Energy Corp. 6.63%, 08/15/20	150,000	160,500
5.75%, 03/15/23	200,000	206,500
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19	125,000	90,625
Denbury Resources, Inc., 5.50%, 05/01/22	100,000	88,500
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	200,000	201,500
Halcon Resources Corp., 9.75%, 07/15/20	200,000	133,000
Jupiter Resources, Inc., 8.50%, 10/01/22(c)	125,000	93,750
Legacy Reserves LP/Legacy Reserves Finance Corp. 6.63%, 12/01/21	100,000	79,500
6.63%, 12/01/21(c)	150,000	119,250
Memorial Production Partners LP/Memorial Production Finance Corp. 7.63%, 05/01/21	150,000	134,625
6.88%, 08/01/22(c)	125,000	106,875
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.75%, 10/01/20	450,000	246,375
Oasis Petroleum, Inc. 6.50%, 11/01/21	75,000	68,625
6.88%, 03/15/22	250,000	230,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Offshore Group Investment Ltd., 7.50%, 11/01/19	$325,000	$212,875
Pacific Drilling SA, 5.38%, 06/01/20(c)	500,000	372,500
Precision Drilling Corp., 5.25%, 11/15/24(c)	125,000	100,362
Rice Energy, Inc., 6.25%, 05/01/22	100,000	96,500
Samson Investment Co., 9.75%, 02/15/20	125,000	39,063
Seventy Seven Energy, Inc., 6.50%, 07/15/22	225,000	90,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/22	125,000	120,625
Ultra Petroleum Corp. 5.75%, 12/15/18(c)	150,000	137,250
6.13%, 10/01/24(c)	75,000	64,313

		4,176,137

Paper & Forest Products 1.8%
Boise Cascade Co., 6.38%, 11/01/20	250,000	261,875
Cascades, Inc., 5.50%, 07/15/22(c)	125,000	125,625
Clearwater Paper Corp., 4.50%, 02/01/23	25,000	24,500
Masco Corp., 7.13%, 03/15/20	100,000	115,750
Smurfit Kappa Acquisitions, 4.88%, 09/15/18(c)	200,000	207,000

		734,750

Personal Products 0.2%
Revlon Consumer Products Corp., 5.75%, 02/15/21	100,000	102,250

Pharmaceuticals 2.8%
Capsugel SA, 7.00%, 05/15/19(b)(c)	225,000	229,752
Endo Finance LLC & Endo Finco, Inc. 7.25%, 01/15/22(c)	100,000	106,250
5.38%, 01/15/23(c)	100,000	98,750
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22(c)	200,000	203,000
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20	75,000	78,937
Valeant Pharmaceuticals International, Inc. 7.00%, 10/01/20(c)	345,000	363,544
7.50%, 07/15/21(c)	75,000	82,125

		1,162,358

Real Estate Management & Development 0.2%
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 12/01/21(c)	100,000	98,375

Road & Rail 1.4%
Ashtead Capital, Inc., 5.63%, 10/01/24(c)	200,000	206,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 04/01/23	100,000	102,625
Hertz Corp. (The), 5.88%, 10/15/20	50,000	51,000
United Rentals North America, Inc., 6.13%, 06/15/23	200,000	207,750

		567,875

Semiconductors & Semiconductor Equipment 1.1%
Advanced Micro Devices, Inc., 6.75%, 03/01/19	275,000	262,625
NXP BV/NXP Funding LLC, 5.75%, 02/15/21(c)	200,000	210,500

		473,125

Software 3.0%
Activision Blizzard, Inc., 5.63%, 09/15/21(c)	75,000	80,062
BMC Software Finance, Inc., 8.13%, 07/15/21(c)	125,000	109,531
Epicor Software Corp., 8.63%, 05/01/19	200,000	209,750
IMS Health, Inc., 6.00%, 11/01/20(c)	125,000	130,625
Infor US, Inc. 11.50%, 07/15/18	75,000	81,750
9.38%, 04/01/19	175,000	188,125
MedAssets, Inc., 8.00%, 11/15/18	150,000	156,375
MSCI, Inc., 5.25%, 11/15/24(c)	50,000	52,125
NCR Corp. 5.88%, 12/15/21	125,000	129,688
6.38%, 12/15/23	100,000	104,500

		1,242,531

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Specialty Retail 1.4%
Claire’s Stores, Inc., 9.00%, 03/15/19(c)	$50,000	$46,750
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 08/01/18(b)(c)	28,000	28,560
Michaels Stores, Inc., 5.88%, 12/15/20(c)	175,000	177,625
Party City Holdings, Inc., 8.88%, 08/01/20	250,000	270,625
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 08/15/19	75,000	75,938

		599,498

Wireless Telecommunication Services 2.1%
Sprint Communications, Inc., 7.00%, 03/01/20(c)	300,000	326,250
Sprint Corp., 7.25%, 09/15/21(c)	300,000	300,375
Sprint Nextel Corp., 9.00%, 11/15/18(c)	110,000	127,325
T-Mobile USA, Inc. 6.63%, 04/01/23	100,000	103,500
6.38%, 03/01/25	25,000	25,594

		883,044

Total Corporate Bonds (cost $41,294,851)		40,331,491

Common Stock 0.0%†

	Shares	Market Value
Hotels, Restaurants & Leisure 0.0%†
American Restaurant Group, Inc.*(e)(f)	972	0

Total Common Stock (cost $—)		0

Warrant 0.0%†

	Number of Warrants	Market Value
Aerospace & Defense 0.0%†
Sabreliner Corp., expiring 06/08/18*(e)(f)	8,400	0

Total Warrant (cost $—)		0

Yankee Dollar 0.7%

	Principal Amount	Market Value
Banks 0.7%
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	$250,000	281,406

Total Yankee Dollar (cost $253,815)		281,406

Total Investments (cost $41,627,863) (i) — 96.8%		40,721,628
Other assets in excess of liabilities — 3.2%		1,359,671

NET ASSETS — 100.0%		$42,081,299

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2015. The maturity date represents the actual maturity date.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund

(b)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2015 was $15,595,251 which represents 37.06% of net assets.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2015. The maturity date reflects the next call date.
(e)	Fair valued security.
(f)	Illiquid security.
(g)	Security in default.
(h)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is comprised of the cash rate and payment-in-kind rate, 12.00% and 2.00%, respectively.
(i)	At January 31, 2015, the tax basis cost of the Fund’s investments was $41,642,884, tax unrealized appreciation and depreciation were $950,240 and $(1,871,496), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
BV	Private Limited Liability Company
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
SA	Stock Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage Backed Security	$—	$108,731	$—	$108,731
Common Stock	—	—	—	—
Corporate Bonds
Aerospace & Defense	—	99,750	—	99,750
Airlines	—	184,625	—	184,625
Auto Components	—	608,687	—	608,687
Automobiles	—	858,638	—	858,638
Banks	—	936,050	—	936,050
Building Products	—	628,125	—	628,125
Capital Markets	—	262,375	—	262,375
Chemicals	—	1,069,077	—	1,069,077
Commercial Services & Supplies	—	1,279,849	—	1,279,849
Communications Equipment	—	96,875	—	96,875
Construction & Engineering	—	156,348	—	156,348
Construction Materials	—	354,000	—	354,000
Consumer Finance	—	1,649,192	—	1,649,192
Containers & Packaging	—	1,075,275	—	1,075,275
Distributors	—	228,687	—	228,687
Diversified Financial Services	—	968,638	—	968,638
Diversified Telecommunication Services	—	2,521,768	—	2,521,768
Electric Utilities	—	244,243	—	244,243
Electrical Equipment	—	271,750	—	271,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide High Yield Bond Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Electronic Equipment & Instruments	$—	$104,000	$—	$104,000
Electronic Equipment, Instruments & Components	—	100,750	—	100,750
Energy Equipment & Services	—	221,163	—	221,163
Food & Staples Retailing	—	296,375	—	296,375
Food Products	—	339,354	—	339,354
Gas Utilities	—	1,429,835	—	1,429,835
Health Care Providers & Services	—	2,477,156	—	2,477,156
Hotels, Restaurants & Leisure	—	1,675,400	—	1,675,400
Household Durables	—	733,375	—	733,375
Household Products	—	370,188	—	370,188
Industrial Conglomerates	—	150,375	—	150,375
Information Technology Services	—	465,728	—	465,728
Insurance	—	333,775	—	333,775
Internet Software & Services	—	129,063	—	129,063
Leisure Products	—	74,437	—	74,437
Machinery	—	626,781	—	626,781
Marine	—	384,500	—	384,500
Media	—	3,844,654	—	3,844,654
Metals & Mining	—	1,923,062	—	1,923,062
Multi-Utilities & Unregulated Power	—	1,117,625	—	1,117,625
Oil, Gas & Consumable Fuels	—	4,176,137	—	4,176,137
Paper & Forest Products	—	734,750	—	734,750
Personal Products	—	102,250	—	102,250
Pharmaceuticals	—	1,162,358	—	1,162,358
Real Estate Management & Development	—	98,375	—	98,375
Road & Rail	—	567,875	—	567,875
Semiconductors & Semiconductor Equipment	—	473,125	—	473,125
Software	—	1,242,531	—	1,242,531
Specialty Retail	—	599,498	—	599,498
Wireless Telecommunication Services	—	883,044	—	883,044

Total Corporate Bonds	$—	$40,331,491	$—	$40,331,491

Warrant	—	—	—	—
Yankee Dollar	—	281,406	—	281,406

Total	$—	$40,721,628	$—	$40,721,628

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2015, the Fund held common stock, corporate bond, and warrant investments that were categorized as Level 3 investments which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Herndon Mid Cap Value Fund

Common Stocks 94.7%

	Shares	Market Value
Aerospace & Defense 2.2%
Rockwell Collins, Inc.	1,206	$103,258

Airlines 2.3%
Copa Holdings SA, Class A	1,019	109,553

Capital Markets 6.5%
Eaton Vance Corp.	2,377	95,674
Federated Investors, Inc., Class B	4,121	130,265
Waddell & Reed Financial, Inc., Class A	1,870	83,608

		309,547

Chemicals 10.9%
Celanese Corp.	1,547	83,167
CF Industries Holdings, Inc.	531	162,157
Eastman Chemical Co.	573	40,620
Huntsman Corp.	4,453	97,788
NewMarket Corp.	307	138,048

		521,780

Communications Equipment 2.0%
Harris Corp.	1,442	96,801

Containers & Packaging 1.1%
Packaging Corp. of America	723	54,840

Diversified Financial Services 8.4%
CBOE Holdings, Inc.	2,679	172,715
McGraw Hill Financial, Inc.	1,460	130,583
Moody’s Corp.	1,070	97,723

		401,021

Energy Equipment & Services 4.4%
Atwood Oceanics, Inc.	2,915	83,311
RPC, Inc.	10,232	127,593

		210,904

Health Care Providers & Services 5.6%
AmerisourceBergen Corp.	1,122	106,646
Cigna Corp.	1,514	161,741

		268,387

Independent Power and Renewable Electricity Producers 3.1%
AES Corp. (The)	12,170	148,717

Information Technology Services 4.8%
DST Systems, Inc.	1,291	124,840
Western Union Co. (The)	6,027	102,459

		227,299

Insurance 0.9%
RenaissanceRe Holdings Ltd.	464	44,372

Leisure Products 1.7%
Polaris Industries, Inc.	548	79,235

Machinery 5.1%
Graco, Inc.	1,840	131,082
Toro Co. (The)	1,701	110,412

		241,494

Multiline Retail 2.7%
Family Dollar Stores, Inc.	1,671	127,163

Oil, Gas & Consumable Fuels 3.1%
HollyFrontier Corp.	2,717	97,594
Whiting Petroleum Corp.*	1,689	50,704

		148,298

Personal Products 3.5%
Herbalife Ltd.	3,676	112,044
Nu Skin Enterprises, Inc., Class A	1,315	53,889

		165,933

Pharmaceuticals 0.5%
Mylan, Inc.*	465	24,715

Real Estate Investment Trusts (REITs) 6.8%
American Capital Agency Corp.	4,984	107,405
Apartment Investment & Management Co., Class A	3,161	125,997
CBL & Associates Properties, Inc.	4,411	90,955

		324,357

Real Estate Management & Development 2.2%
CBRE Group, Inc., Class A*	3,288	106,334

Road & Rail 1.8%
Landstar System, Inc.	1,363	87,341

Software 2.6%
Symantec Corp.	4,948	122,562

Specialty Retail 4.4%
Bed Bath & Beyond, Inc.*	828	61,910
Ross Stores, Inc.	1,623	148,845

		210,755

Technology Hardware, Storage & Peripherals 5.6%
Lexmark International, Inc., Class A	2,968	118,453
Western Digital Corp.	1,526	148,373

		266,826

Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.	1,465	54,483

Thrifts & Mortgage Finance 1.4%
Nationstar Mortgage Holdings, Inc.*	2,630	67,617

Total Investments (cost $4,767,771) (a) — 94.7%		4,523,592
Other assets in excess of liabilities — 5.3%		253,113

NET ASSETS — 100.0%		$4,776,705

*	Denotes a non-income producing security.
(a)	At January 31, 2015, the tax basis cost of the Fund’s investments was $4,767,771, tax unrealized appreciation and depreciation were $312,476 and $(556,655), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Herndon Mid Cap Value Fund

Ltd.	Limited
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Herndon Mid Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Growth Fund

Common Stocks 97.0%

	Shares	Market Value
Aerospace & Defense 4.7%
General Dynamics Corp.	18,050	$2,404,440
Huntington Ingalls Industries, Inc.	11,100	1,294,260
Lockheed Martin Corp.	15,150	2,853,806
Moog, Inc., Class A*	14,100	991,230
Northrop Grumman Corp.	16,275	2,554,361

		10,098,097

Air Freight & Logistics 1.2%
FedEx Corp.	15,050	2,545,106

Airlines 1.3%
United Continental Holdings, Inc.*	40,750	2,826,828

Auto Components 1.2%
Tenneco, Inc.*	24,225	1,245,649
Visteon Corp.*	12,850	1,245,808

		2,491,457

Beverages 2.5%
Dr Pepper Snapple Group, Inc.	33,900	2,619,453
Monster Beverage Corp.*	23,750	2,777,562

		5,397,015

Biotechnology 9.3%
Amgen, Inc.	32,025	4,876,126
Biogen Idec, Inc.*	10,500	4,086,180
Celgene Corp.*	36,450	4,343,382
Gilead Sciences, Inc.*	42,250	4,429,067
Medivation, Inc.*	20,625	2,244,413

		19,979,168

Capital Markets 2.3%
Affiliated Managers Group, Inc.*	8,950	1,839,404
Ameriprise Financial, Inc.	14,150	1,767,901
Morgan Stanley	38,800	1,311,828

		4,919,133

Chemicals 0.6%
CF Industries Holdings, Inc.	4,100	1,252,058

Communications Equipment 0.5%
F5 Networks, Inc.*	9,600	1,071,552

Construction Materials 0.6%
Eagle Materials, Inc.	17,425	1,241,009

Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	91,300	4,173,323

Energy Equipment & Services 1.4%
Schlumberger Ltd.	37,250	3,069,028

Food & Staples Retailing 4.0%
CVS Health Corp.	26,400	2,591,424
Kroger Co. (The)	46,750	3,228,087
Sysco Corp.	36,100	1,414,037
Whole Foods Market, Inc.	26,700	1,390,937

		8,624,485

Food Products 0.8%
Hormel Foods Corp.	33,000	1,690,260

Health Care Providers & Services 4.6%
AmerisourceBergen Corp.	22,850	2,171,892
Cardinal Health, Inc.	24,075	2,002,799
HealthSouth Corp.	47,900	2,112,390
McKesson Corp.	16,750	3,561,888

		9,848,969

Hotels, Restaurants & Leisure 2.7%
Brinker International, Inc.	39,300	2,296,299
Wyndham Worldwide Corp.	25,775	2,159,687
Wynn Resorts Ltd.	9,325	1,379,634

		5,835,620

Household Durables 0.7%
Lennar Corp., Class A	34,200	1,535,922

Household Products 2.1%
Colgate-Palmolive Co.	30,775	2,077,928
Spectrum Brands Holdings, Inc.	27,300	2,448,264

		4,526,192

Information Technology Services 4.8%
Broadridge Financial Solutions, Inc.	36,725	1,762,433
Fiserv, Inc.*	29,900	2,168,647
International Business Machines Corp.	8,375	1,283,971
MasterCard, Inc., Class A	37,000	3,035,110
Vantiv, Inc., Class A*	60,775	2,090,052

		10,340,213

Internet & Catalog Retail 2.2%
Expedia, Inc.	16,950	1,456,514
Liberty Interactive Corp., Series A*	53,875	1,474,020
Netflix, Inc. *	4,275	1,888,695

		4,819,229

Internet Software & Services 5.6%
Akamai Technologies, Inc.*	30,750	1,788,266
Facebook, Inc., Class A*	68,500	5,199,835
Google, Inc., Class A*	7,500	4,031,625
Google, Inc., Class C*	2,200	1,175,944

		12,195,670

Leisure Products 0.6%
Polaris Industries, Inc.	9,650	1,395,294

Media 3.0%
DIRECTV*	24,600	2,097,888

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Growth Fund

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Walt Disney Co. (The)	47,675	$4,336,518

		6,434,406

Multiline Retail 2.0%
Dillard’s, Inc., Class A	9,150	1,039,440
Macy’s, Inc.	31,925	2,039,369
Nordstrom, Inc.	17,300	1,318,260

		4,397,069

Oil, Gas & Consumable Fuels 1.9%
EOG Resources, Inc.	28,025	2,495,066
Tesoro Corp.	20,650	1,687,724

		4,182,790

Pharmaceuticals 5.6%
AbbVie, Inc.	52,100	3,144,235
Actavis PLC*	14,150	3,771,541
Jazz Pharmaceuticals PLC*	6,050	1,024,507
Mallinckrodt PLC*	20,750	2,199,292
Mylan, Inc.*	37,450	1,990,468

		12,130,043

Real Estate Management & Development 1.0%
CBRE Group, Inc., Class A*	64,875	2,098,057

Road & Rail 2.0%
Union Pacific Corp.	35,925	4,210,769

Semiconductors & Semiconductor Equipment 2.8%
Applied Materials, Inc.	63,775	1,456,621
Broadcom Corp., Class A	26,250	1,113,918
NXP Semiconductors NV*	15,400	1,221,836
Texas Instruments, Inc.	43,875	2,345,119

		6,137,494

Software 7.8%
Citrix Systems, Inc.*	26,725	1,583,723
Electronic Arts, Inc.*	50,350	2,762,201
Manhattan Associates, Inc.*	53,600	2,392,704
Microsoft Corp.	137,850	5,569,140
Oracle Corp.	110,400	4,624,656

		16,932,424

Specialty Retail 4.4%
Foot Locker, Inc.	27,850	1,482,177
Lowe’s Cos., Inc.	56,275	3,813,194
O’Reilly Automotive, Inc.*	13,800	2,585,568
Williams-Sonoma, Inc.	21,755	1,702,329

		9,583,268

Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	135,675	15,895,683

Textiles, Apparel & Luxury Goods 1.9%
Hanesbrands, Inc.	15,375	1,712,467
VF Corp.	34,850	2,417,545

		4,130,012

Trading Companies & Distributors 0.5%
United Rentals, Inc.*	12,700	1,052,195

Wireless Telecommunication Services 1.1%
SBA Communications Corp., Class A*	20,625	2,406,938

Total Investments (cost $181,300,122) (a) — 97.0%		209,466,776
Other assets in excess of liabilities — 3.0%		6,411,965

NET ASSETS — 100.0%		$215,878,741

*	Denotes a non-income producing security.
(a)	At January 31, 2015, the tax basis cost of the Fund’s investments was $181,392,017, tax unrealized appreciation and depreciation were $32,280,616 and $(4,205,857), respectively.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 7.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 1684, Class I, 6.50%, 03/15/24	$487,527	$551,878
Series 2296, Class H, 6.50%, 03/15/31	17,415	19,681
Federal National Mortgage Association REMICS
Series 1988-25, Class B, 9.25%, 10/25/18	1,585	1,684
Series 1990-7, Class B, 8.50%, 01/25/20	6,578	7,400
Series 1993-16, Class Z, 7.50%, 02/25/23	32,540	36,905
Series 1993-226, Class PK, 6.00%, 12/25/23	240,197	265,341
Series 2003-66, Class AP, 3.50%, 11/25/32	116,731	117,856
Series 2013-59, Class MX, 2.50%, 09/25/42	4,140,295	4,260,105

Total Collateralized Mortgage Obligations (cost $5,117,755)		5,260,850

Commercial Mortgage Backed Security 1.9%

	Principal Amount	Market Value
Federal National Mortgage Association REMICS, Series 1998-73, Class MZ, 6.30%, 10/17/38	1,037,503	1,340,709

Total Commercial Mortgage Backed Security (cost $1,042,201)		1,340,709

U.S. Government Mortgage Backed Agencies 21.9%

	Principal Amount	Market Value
Federal National Mortgage Association Pool
Pool# MA0598 3.50%, 12/01/20	2,825,789	3,002,953
Pool# 874740 6.32%, 07/01/22	1,617,521	1,937,056
Pool# 874982 6.81%, 11/01/25	1,607,636	1,956,653
Pool# 932840 3.50%, 12/01/25	3,519,559	3,741,318
Pool# 387114 5.62%, 09/01/34	1,061,601	1,247,071
Pool# 773298 2.39%, 04/01/35(a)	1,588,205	1,702,345
Pool# 745769 2.14%, 07/01/36(a)	1,694,445	1,794,964
Pool# 813605 2.30%, 07/01/36(a)	321,713	343,742

Total U.S. Government Mortgage Backed Agencies (cost $14,617,571)		15,726,102

U.S. Government Sponsored & Agency Obligations 31.4%

	Principal Amount	Market Value
Federal Home Loan Banks 5.37%, 09/09/24	2,615,000	3,347,601
Federal National Mortgage Association 8.20%, 03/10/16	4,000,000	4,349,562
6.00%, 04/18/36	4,900,000	5,212,578
Financing Corp. (FICO) 0.00%, 10/05/17	4,966,000	4,826,906
Overseas Private Investment Corp. 2.29%, 09/15/26	4,636,843	4,771,027

Total U.S. Government Sponsored & Agency Obligations (cost $22,306,549)		22,507,674

U.S. Treasury Bonds 15.0%

	Principal Amount	Market Value
U.S. Treasury Bonds 2.88%, 05/15/43	2,000,000	2,253,750
3.75%, 11/15/43	1,700,000	2,242,406
3.38%, 05/15/44	2,000,000	2,478,750
U.S. Treasury Inflation Indexed Bonds 2.50%, 01/15/29(b)	1,000,000	1,428,852
0.63%, 02/15/43(b)	2,250,000	2,363,425

Total U.S. Treasury Bonds (cost $9,757,799)		10,767,183

U.S. Treasury Notes 20.3%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 1.38%, 07/15/18(b)	500,000	585,119
0.13%, 01/15/23(b)	2,500,000	2,588,897
U.S. Treasury Notes 1.50%, 01/31/19	3,000,000	3,052,968

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Government Bond Fund

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued) 1.50%, 02/28/19	$2,300,000	$2,340,969
3.13%, 05/15/19	2,750,000	2,982,461
1.50%, 05/31/19	3,000,000	3,050,625

Total U.S. Treasury Notes (cost $14,555,025)		14,601,039

Total Investments (cost $67,396,900) (c) — 97.8%		70,203,557
Other assets in excess of liabilities — 2.2%		1,564,419

NET ASSETS — 100.0%		$71,767,976

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2015. The maturity date represents the actual maturity date.
(b)	Principal amounts are not adjusted for inflation.
(c)	At January 31, 2015, the tax basis cost of the Fund’s investments was $67,396,900, tax unrealized appreciation and depreciation were $3,242,249 and $(435,592), respectively.

REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Global Equity Fund

Common Stocks 98.0%

	Shares	Market Value
AUSTRIA 0.4%

Real Estate Management & Development 0.4%
Immofinanz AG*	128,909	$294,571

BRAZIL 0.6%

Information Technology Services 0.6%
Cielo SA	30,560	455,567

CANADA 2.8%

Banks 1.1%
Toronto-Dominion Bank (The)	21,300	848,178

Oil, Gas & Consumable Fuels 1.7%
Canadian Oil Sands Ltd.	68,800	425,026
Gran Tierra Energy, Inc.*	109,600	237,192
Suncor Energy, Inc.	20,200	602,487

		1,264,705

		2,112,883

CHINA 4.3%

Banks 2.0%
China Construction Bank Corp., H Shares	1,881,450	1,506,064

Chemicals 0.6%
Tianhe Chemicals Group Ltd.*(a)	2,910,000	420,861

Electronic Equipment, Instruments & Components 0.7%
Hollysys Automation Technologies Ltd.*	22,200	559,218

Technology Hardware, Storage & Peripherals 1.0%
Lenovo Group Ltd.	610,000	785,433

		3,271,576

DENMARK 0.8%

Marine 0.8%
AP Moeller - Maersk A/S, Class B	303	612,287

FRANCE 2.6%

Electrical Equipment 1.3%
Schneider Electric SE	12,943	972,949

Food Products 1.3%
Danone SA	14,576	978,207

		1,951,156

GERMANY 3.0%

Automobiles 1.1%
Daimler AG REG	9,423	853,392

Metals & Mining 1.0%
ThyssenKrupp AG*	30,397	789,674

Pharmaceuticals 0.9%
Bayer AG REG	4,692	675,796

		2,318,862

GREECE 0.3%

Banks 0.3%
Piraeus Bank SA*	353,227	205,520

HONG KONG 2.5%

Insurance 1.6%
AIA Group Ltd.	208,055	1,207,747

Wireless Telecommunication Services 0.9%
China Mobile Ltd.	55,000	720,967

		1,928,714

INDONESIA 0.8%

Banks 0.8%
Bank Rakyat Indonesia Persero Tbk PT	687,200	628,775

IRELAND 0.9%

Pharmaceuticals 0.9%
Shire PLC	9,422	687,692

ISRAEL 1.1%

Software 1.1%
Check Point Software Technologies Ltd.*	11,000	848,870

ITALY 1.5%

Banks 0.8%
Intesa Sanpaolo SpA	212,157	620,403

Insurance 0.7%
Mediolanum SpA	69,940	497,347

		1,117,750

JAPAN 10.8%

Airlines 1.5%
Japan Airlines Co., Ltd.	33,500	1,134,163

Auto Components 0.6%
Toyota Industries Corp.	8,600	462,887

Automobiles 0.7%
Fuji Heavy Industries Ltd.	14,200	512,156

Banks 0.8%
Mitsubishi UFJ Financial Group, Inc.	120,200	638,775

Diversified Financial Services 1.1%
ORIX Corp.	72,500	833,084

Electronic Equipment, Instruments & Components 1.5%
Hitachi Ltd.	151,000	1,140,367

Household Durables 0.8%
Panasonic Corp.	52,500	596,393

Machinery 2.0%
Hino Motors Ltd.	54,400	770,220
THK Co., Ltd.	29,100	706,708

		1,476,928

Pharmaceuticals 1.0%
Astellas Pharma, Inc.	49,900	770,724

Real Estate Management & Development 0.8%
Sumitomo Realty & Development Co., Ltd.	20,000	637,942

		8,203,419

JERSEY, CHANNEL ISLANDS 0.4%

Metals & Mining 0.4%
Petra Diamonds Ltd.*	146,373	337,494

LUXEMBOURG 1.5%

Real Estate Management & Development 1.5%
Grand City Properties SA*	69,520	1,137,893

NETHERLANDS 2.3%

Banks 0.9%
ING Groep NV, CVA*	57,136	710,338

Beverages 1.4%
Heineken NV	13,549	1,011,140

		1,721,478

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Global Equity Fund

Common Stocks (continued)

	Shares	Market Value
NORWAY 0.9%

Diversified Telecommunication Services 0.9%
Telenor ASA	33,027	$709,511

RUSSIA 0.2%

Banks 0.2%
Sberbank of Russia*	167,408	149,923

SOUTH AFRICA 1.8%

Media 1.8%
Naspers Ltd., Class N	9,244	1,333,557

SOUTH KOREA 2.0%

Semiconductors & Semiconductor Equipment 0.9%
Wonik IPS Co. Ltd.*	57,310	700,286

Technology Hardware, Storage & Peripherals 1.1%
Samsung Electronics Co., Ltd.	633	785,806

		1,486,092

SPAIN 2.4%

Banks 1.0%
Bankia SA*	536,630	701,848

Construction & Engineering 0.6%
Obrascon Huarte Lain SA	19,975	461,561

Media 0.8%
Atresmedia Corp. de Medios de Comunicacion S.A.	43,128	633,696

		1,797,105

SWITZERLAND 2.5%

Metals & Mining 0.7%
Glencore PLC*	146,477	546,151

Pharmaceuticals 1.8%
Novartis AG REG	13,928	1,357,323

		1,903,474

TAIWAN 0.7%

Technology Hardware, Storage & Peripherals 0.7%
Catcher Technology Co., Ltd., GDR Reg. S	12,591	552,682

UNITED KINGDOM 7.7%

Food Products 1.2%
Associated British Foods PLC	18,877	880,371

Metals & Mining 1.4%
Anglo American PLC	31,723	529,889
Rio Tinto PLC	12,376	543,839

		1,073,728

Multiline Retail 0.5%
Poundland Group PLC	72,224	382,934

Oil, Gas & Consumable Fuels 0.8%
BP PLC	92,702	595,520

Real Estate Investment Trusts (REITs) 0.9%
Big Yellow Group PLC	75,057	689,156

Textiles, Apparel & Luxury Goods 0.7%
Burberry Group PLC	21,890	568,690

Tobacco 1.1%
Imperial Tobacco Group PLC	18,023	846,522

Trading Companies & Distributors 1.1%
Ashtead Group PLC	51,723	841,663

		5,878,584

UNITED STATES 43.2%

Banks 3.1%
Bank of America Corp.	79,300	1,201,395
Wells Fargo & Co.	23,950	1,243,484

		2,444,879

Beverages 1.8%
PepsiCo, Inc.	14,600	1,369,188

Biotechnology 2.6%
Alnylam Pharmaceuticals, Inc. *	2,900	272,107
Celgene Corp.*	11,900	1,418,004
Incyte Corp.*	3,600	286,956

		1,977,067

Capital Markets 2.5%
Ameriprise Financial, Inc.	6,700	837,098
Morgan Stanley	31,000	1,048,110

		1,885,208

Chemicals 0.9%
LyondellBasell Industries NV, Class A	8,225	650,515

Commercial Services & Supplies 1.2%
Herman Miller, Inc.	32,500	944,125

Containers & Packaging 1.4%
Rock-Tenn Co., Class A	16,300	1,057,870

Electronic Equipment, Instruments & Components 0.5%
Control4 Corp.*(b)	26,200	397,716

Food Products 1.7%
Hormel Foods Corp.	24,800	1,270,256

Gas Utilities 1.0%
UGI Corp.	21,350	789,737

Health Care Providers & Services 2.0%
HCA Holdings, Inc.*	21,400	1,515,120

Hotels, Restaurants & Leisure 1.2%
Royal Caribbean Cruises Ltd.	11,900	899,045

Household Products 0.9%
Colgate-Palmolive Co.	10,300	695,456

Insurance 1.5%
American International Group, Inc.	23,400	1,143,558

Internet Software & Services 2.8%
Google, Inc., Class A*	1,560	838,578
Google, Inc., Class C*	1,860	994,207
Rocket Fuel, Inc.*	21,100	270,291

		2,103,076

Machinery 1.3%
Ingersoll-Rand PLC	14,500	962,800

Media 3.4%
Time Warner, Inc.	16,800	1,309,223
Time, Inc.	20,612	516,124
Viacom, Inc., Class B	12,700	818,134

		2,643,481

Multi-Utilities 0.8%
MDU Resources Group, Inc.	25,700	581,077

Oil, Gas & Consumable Fuels 3.2%
Chevron Corp.	7,800	799,734
Hess Corp.	7,500	506,175
Occidental Petroleum Corp.	11,000	880,000
Ultra Petroleum Corp.*(b)	24,600	313,650

		2,499,559

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Global Equity Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Pharmaceuticals 1.6%
AbbVie, Inc.	19,600	$1,182,860

Semiconductors & Semiconductor Equipment 1.5%
Micron Technology, Inc.*	16,000	468,240
Veeco Instruments, Inc.*	22,500	656,325

		1,124,565

Software 1.8%
Microsoft Corp.	33,600	1,357,440

Specialty Retail 1.5%
Lowe’s Cos., Inc.	16,900	1,145,144

Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	19,300	2,261,188

		32,900,930

Total Common Stocks (cost $68,835,690)		74,546,365

Right 0.0%†

	Number of Rights	Market Value
CANADA 0.0%†

Oil, Gas & Consumable Fuels 0.0%†
ShaMaran Petroleum Corp., expiring 02/09/15*	792,000	6,233

Total Right (cost $—)		6,233

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(c)(d)	49,407	49,407

Total Mutual Fund (cost $49,407)		49,407

Repurchase Agreement 0.7%

	Principal Amount	Market Value
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $535,357, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $546,062.(d)	$535,355	535,355

Total Repurchase Agreement (cost $535,355)		535,355

Total Investments (cost $69,420,452)(e) — 98.8%		75,137,360
Other assets in excess of liabilities — 1.2%		895,457

NET ASSETS — 100.0%		$76,032,817

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2015 was $420,861 which represents 0.55% of net assets.
(b)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $568,080.
(c)	Represents 7-day effective yield as of January 31, 2015.
(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $584,762.
(e)	At January 31, 2015, the tax basis cost of the Fund’s investments was $69,501,871, tax unrealized appreciation and depreciation were $13,092,071 and $(7,456,582), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
CVA	Dutch Certificate
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Global Equity Fund

Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Global Equity Fund

At January 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Brazilian Real	JPMorgan Chase Bank	02/26/15	(1,260,000)	$(469,886)	$(466,735)	$3,151
British Pound	JPMorgan Chase Bank	02/26/15	(610,000)	(953,603)	(918,650)	34,953
British Pound	JPMorgan Chase Bank	02/26/15	(2,860,000)	(4,458,484)	(4,307,115)	151,369
Canadian Dollar	JPMorgan Chase Bank	02/26/15	(415,000)	(364,870)	(326,487)	38,383
Chinese Yuan	JPMorgan Chase Bank	02/26/15	(19,810,000)	(3,209,397)	(3,161,042)	48,355
Euro	JPMorgan Chase Bank	02/26/15	(1,135,000)	(1,301,052)	(1,282,790)	18,262
Euro	JPMorgan Chase Bank	02/26/15	(295,000)	(367,608)	(333,412)	34,196
Euro	JPMorgan Chase Bank	02/26/15	(655,000)	(812,721)	(740,288)	72,433
Hong Kong Dollar	JPMorgan Chase Bank	02/26/15	(3,405,000)	(439,120)	(439,204)	(84)
Hong Kong Dollar	JPMorgan Chase Bank	02/26/15	(660,000)	(85,114)	(85,132)	(18)
Indonesian Rupiah	JPMorgan Chase Bank	02/26/15	(5,607,799,999)	(450,570)	(441,098)	9,472
Israeli New Shekel	JPMorgan Chase Bank	02/26/15	(1,865,000)	(487,145)	(474,372)	12,773
Israeli New Shekel	JPMorgan Chase Bank	02/26/15	(1,620,000)	(407,240)	(412,055)	(4,815)
Japanese Yen	JPMorgan Chase Bank	02/26/15	(155,000,000)	(1,330,463)	(1,320,228)	10,235
Korean Won	JPMorgan Chase Bank	02/26/15	(644,000,000)	(586,094)	(588,364)	(2,270)
Korean Won	JPMorgan Chase Bank	02/26/15	(899,999,999)	(831,025)	(822,247)	8,778
Norwegian Krone	JPMorgan Chase Bank	02/26/15	(2,550,000)	(373,798)	(329,848)	43,950
Russian Ruble	JPMorgan Chase Bank	02/26/15	(11,220,119)	(234,363)	(160,985)	73,378
South African Rand	JPMorgan Chase Bank	02/26/15	(12,840,000)	(1,127,837)	(1,098,848)	28,989
South African Rand	JPMorgan Chase Bank	02/26/15	(4,480,000)	(379,229)	(383,398)	(4,169)
Swiss Franc	JPMorgan Chase Bank	02/26/15	(2,275,000)	(2,352,639)	(2,480,555)	(127,916)
Swiss Franc	JPMorgan Chase Bank	02/26/15	(100,000)	(116,700)	(109,036)	7,664
Taiwan Dollar	JPMorgan Chase Bank	02/26/15	(15,600,000)	(510,521)	(495,031)	15,490

Total Short Contracts				$(21,649,479)	$(21,176,920)	$472,559

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	JPMorgan Chase Bank	02/26/15	1,075,000	$925,388	$835,717	$(89,671)
British Pound	JPMorgan Chase Bank	02/26/15	220,000	332,546	331,316	(1,230)
British Pound	JPMorgan Chase Bank	02/26/15	325,000	488,085	489,445	1,360
British Pound	JPMorgan Chase Bank	02/26/15	520,000	780,392	783,112	2,720
British Pound	JPMorgan Chase Bank	02/26/15	260,000	393,866	391,556	(2,310)
British Pound	JPMorgan Chase Bank	02/26/15	215,000	337,168	323,787	(13,381)
British Pound	JPMorgan Chase Bank	02/26/15	255,000	401,000	384,026	(16,974)
Canadian Dollar	JPMorgan Chase Bank	02/26/15	450,000	392,453	354,022	(38,431)
Euro	JPMorgan Chase Bank	02/26/15	345,000	419,635	389,923	(29,712)
Euro	JPMorgan Chase Bank	02/26/15	950,000	1,182,651	1,073,701	(108,950)
Mexican Peso	JPMorgan Chase Bank	02/26/15	10,770,000	788,014	717,438	(70,576)
Philippine Peso	JPMorgan Chase Bank	02/26/15	33,550,001	746,385	760,174	13,789
Singapore Dollar	JPMorgan Chase Bank	02/26/15	780,000	599,657	576,274	(23,383)
South African Rand	JPMorgan Chase Bank	02/26/15	3,360,000	288,301	287,549	(752)
Swedish Krona	JPMorgan Chase Bank	02/26/15	12,840,001	1,723,449	1,552,094	(171,355)
Swiss Franc	JPMorgan Chase Bank	02/26/15	695,000	809,485	757,796	(51,689)
Swiss Franc	JPMorgan Chase Bank	02/26/15	435,000	451,552	474,304	22,752

Total Long Contracts				$11,060,027	$10,482,234	$(577,793)

At January 31, 2015, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date		Currency Received		Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	02/26/15	475,000	British Pound	(5,743,670)	Swedish Krona	$694,292	$715,342	$21,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Global Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Global Equity Fund

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$1,134,163	$—	$1,134,163
Auto Components	—	462,887	—	462,887
Automobiles	—	1,365,548	—	1,365,548
Banks	3,293,057	5,161,646	—	8,454,703
Beverages	1,369,188	1,011,140	—	2,380,328
Biotechnology	1,977,067	—	—	1,977,067
Capital Markets	1,885,208	—	—	1,885,208
Chemicals	650,515	420,861	—	1,071,376
Commercial Services & Supplies	944,125	—	—	944,125
Construction & Engineering	—	461,561	—	461,561
Containers & Packaging	1,057,870	—	—	1,057,870
Diversified Financial Services	—	833,084	—	833,084
Diversified Telecommunication Services	—	709,511	—	709,511
Electrical Equipment	—	972,949	—	972,949
Electronic Equipment, Instruments & Components	956,934	1,140,367	—	2,097,301
Food Products	1,270,256	1,858,578	—	3,128,834
Gas Utilities	789,737	—	—	789,737
Health Care Providers & Services	1,515,120	—	—	1,515,120
Hotels, Restaurants & Leisure	899,045	—	—	899,045
Household Durables	—	596,393	—	596,393
Household Products	695,456	—	—	695,456
Information Technology Services	455,567	—	—	455,567
Insurance	1,143,558	1,705,094	—	2,848,652
Internet Software & Services	2,103,076	—	—	2,103,076
Machinery	962,800	1,476,928	—	2,439,728
Marine	—	612,287	—	612,287
Media	2,643,481	1,967,253	—	4,610,734
Metals & Mining	—	2,747,047	—	2,747,047
Multiline Retail	—	382,934	—	382,934
Multi-Utilities	581,077	—	—	581,077
Oil, Gas & Consumable Fuels	3,764,264	595,520	—	4,359,784
Pharmaceuticals	1,182,860	3,491,535	—	4,674,395
Real Estate Investment Trusts (REITs)	—	689,156	—	689,156
Real Estate Management & Development	—	2,070,406	—	2,070,406
Semiconductors & Semiconductor Equipment	1,124,565	700,286	—	1,824,851
Software	2,206,310	—	—	2,206,310
Specialty Retail	1,145,144	—	—	1,145,144

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Global Equity Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Technology Hardware, Storage & Peripherals	$2,813,870	$1,571,239	$—	$4,385,109
Textiles, Apparel & Luxury Goods	—	568,690	—	568,690
Tobacco	—	846,522	—	846,522
Trading Companies & Distributors	—	841,663	—	841,663
Wireless Telecommunication Services	—	720,967	—	720,967

Total Common Stocks	$37,430,150	$37,116,215	$—	$74,546,365

Forward Foreign Currency Contracts	—	673,502	—	673,502
Mutual Fund	49,407	—	—	49,407
Repurchase Agreement	—	535,355	—	535,355
Right	6,233	—	—	6,233

Total Assets	$37,485,790	$38,325,072	$—	$75,810,862

Liabilities:
Forward Foreign Currency Contracts	—	(757,686)	—	(757,686)

Total Liabilities	$—	$(757,686)	$—	$(757,686)

Total	$37,485,790	$37,567,386	$—	$75,053,176

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to manage foreign currency exchange risk, and to gain exposure to certain foreign currencies without purchasing securities denominated in that currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2015

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$673,502

Total		$673,502

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(757,686)

Total		$(757,686)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 96.8%

	Shares	Market Value
Air Freight & Logistics 1.8%
Echo Global Logistics, Inc.*	62,760	$1,656,864
Hub Group, Inc., Class A*	27,329	912,789

		2,569,653

Airlines 3.2%
Allegiant Travel Co.	24,916	4,516,523

Auto Components 0.9%
Dorman Products, Inc.*	28,646	1,309,982

Banks 4.3%
Bank of the Ozarks, Inc.	115,711	3,752,508
Texas Capital Bancshares, Inc.*	55,227	2,256,023

		6,008,531

Capital Markets 1.0%
Affiliated Managers Group, Inc.*	7,000	1,438,640

Chemicals 4.1%
Balchem Corp.	51,817	2,744,746
Sensient Technologies Corp.	49,929	3,045,669

		5,790,415

Commercial Services & Supplies 3.6%
Healthcare Services Group, Inc.	101,356	3,193,728
Team, Inc.*	46,945	1,790,482

		4,984,210

Consumer Finance 1.0%
PRA Group, Inc.*	29,072	1,439,645

Distributors 0.9%
LKQ Corp.*	50,427	1,301,521

Diversified Consumer Services 1.7%
Bright Horizons Family Solutions, Inc.*	48,617	2,360,355

Diversified Financial Services 3.2%
MarketAxess Holdings, Inc.	59,525	4,522,114

Electrical Equipment 2.9%
Acuity Brands, Inc.	27,365	4,101,740

Electronic Equipment, Instruments & Components 1.7%
Cognex Corp.*	63,437	2,331,310

Energy Equipment & Services 1.2%
Dril-Quip, Inc.*	22,959	1,704,247

Food Products 3.9%
J&J Snack Foods Corp.	31,165	3,057,910
TreeHouse Foods, Inc.*	27,185	2,465,679

		5,523,589

Health Care Equipment & Supplies 9.3%
ABIOMED, Inc.*	93,538	4,839,656
Cantel Medical Corp.	82,269	3,337,653
Masimo Corp.*	76,617	1,955,266
Neogen Corp.*	64,289	2,963,723

		13,096,298

Health Care Providers & Services 4.5%
IPC Healthcare, Inc.*	43,924	1,772,773
MWI Veterinary Supply, Inc.*	24,026	4,557,011

		6,329,784

Health Care Technology 1.9%
Medidata Solutions, Inc.*	60,273	2,591,136

Hotels, Restaurants & Leisure 3.4%
Chuy’s Holdings, Inc.*	69,017	1,474,893
Panera Bread Co., Class A*	8,564	1,471,809
Red Robin Gourmet Burgers, Inc.*	22,708	1,759,870

		4,706,572

Internet Software & Services 2.4%
Envestnet, Inc.*	64,396	3,314,462

Life Sciences Tools & Services 4.8%
Bio-Techne Corp.	34,862	3,242,863
PAREXEL International Corp.*	58,390	3,559,455

		6,802,318

Machinery 9.9%
Barnes Group, Inc.	73,494	2,524,519
Donaldson Co., Inc.	74,561	2,725,950
Middleby Corp. (The)*	45,847	4,356,382
Proto Labs, Inc.*	24,488	1,576,783
RBC Bearings, Inc.	45,632	2,648,481

		13,832,115

Oil, Gas & Consumable Fuels 1.9%
Bonanza Creek Energy, Inc.*	44,032	1,148,355
Gulfport Energy Corp.*	38,380	1,477,246

		2,625,601

Professional Services 2.4%
Advisory Board Co. (The)*	42,755	2,004,354
Exponent, Inc.	17,554	1,406,778

		3,411,132

Road & Rail 2.8%
Genesee & Wyoming, Inc., Class A*	27,898	2,300,190
Marten Transport Ltd.	82,910	1,695,510

		3,995,700

Software 11.1%
Blackbaud, Inc.	37,704	1,648,042
Bottomline Technologies de, Inc.*	72,499	1,795,800
FactSet Research Systems, Inc.	15,175	2,178,978
Interactive Intelligence Group, Inc.*	55,581	2,254,365
Tyler Technologies, Inc.*	38,095	4,041,118
Ultimate Software Group, Inc. (The)*	24,913	3,687,373

		15,605,676

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 4.7%
Hibbett Sports, Inc.*	37,744	$1,775,478
Monro Muffler Brake, Inc.	55,653	3,180,013
Vitamin Shoppe, Inc.*	37,883	1,601,314

		6,556,805

Thrifts & Mortgage Finance 1.3%
BofI Holding, Inc.*	21,180	1,786,745

Trading Companies & Distributors 1.0%
Beacon Roofing Supply, Inc.*	61,586	1,458,972

Total Investments (cost $119,340,188) (a) — 96.8%		136,015,791
Other assets in excess of liabilities — 3.2%		4,491,530

NET ASSETS — 100.0%		$140,507,321

*	Denotes a non-income producing security.
(a)	At January 31, 2015, the tax basis cost of the Fund’s investments was $119,728,194, tax unrealized appreciation and depreciation were $23,936,059 and $(7,648,462), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 97.6%

	Shares	Market Value
Banks 3.8%
East West Bancorp, Inc.	674,385	$24,399,249
Signature Bank*	195,495	22,898,330

		47,297,579

Capital Markets 3.6%
Affiliated Managers Group, Inc.*	126,937	26,088,092
Raymond James Financial, Inc.	367,145	19,319,170

		45,407,262

Commercial Services & Supplies 3.5%
Copart, Inc.*	628,231	22,993,254
Stericycle, Inc.*	155,561	20,423,604

		43,416,858

Distributors 2.1%
LKQ Corp.*	1,026,400	26,491,384

Diversified Financial Services 1.9%
Intercontinental Exchange, Inc.	112,253	23,093,810

Electronic Equipment, Instruments & Components 3.4%
Amphenol Corp., Class A	584,954	31,417,879
Trimble Navigation Ltd.*	479,772	11,437,765

		42,855,644

Energy Equipment & Services 1.1%
Oceaneering International, Inc.	258,778	13,549,616

Food Products 3.2%
Hain Celestial Group, Inc. (The)*	430,353	22,709,728
J.M. Smucker Co. (The)	173,694	17,916,536

		40,626,264

Health Care Equipment & Supplies 10.3%
Align Technology, Inc.*	359,133	19,052,006
C.R. Bard, Inc.	144,359	24,689,720
Cooper Cos., Inc. (The)	111,727	17,613,761
IDEXX Laboratories, Inc.*	138,881	22,001,528
Sirona Dental Systems, Inc.*	250,438	22,594,516
Varian Medical Systems, Inc.*	245,982	22,768,094

		128,719,625

Health Care Providers & Services 1.4%
Catamaran Corp.*	361,098	18,022,401

Health Care Technology 2.4%
Cerner Corp.*	448,486	29,757,046

Hotels, Restaurants & Leisure 3.5%
Chipotle Mexican Grill, Inc.*	38,109	27,051,293
Panera Bread Co., Class A*	97,879	16,821,485

		43,872,778

Household Products 2.3%
Church & Dwight Co., Inc.	358,158	28,982,145

Industrial Conglomerates 1.5%
Roper Industries, Inc.	122,527	18,910,817

Information Technology Services 6.1%
Cognizant Technology Solutions Corp., Class A*	474,975	25,710,397
Fiserv, Inc.*	430,198	31,202,261
Gartner, Inc.*	230,417	19,405,720

		76,318,378

Insurance 1.2%
Brown & Brown, Inc.	487,493	15,039,159

Internet Software & Services 1.5%
CoStar Group, Inc.*	101,051	18,644,920

Leisure Products 2.1%
Polaris Industries, Inc.	180,332	26,074,204

Life Sciences Tools & Services 1.7%
PAREXEL International Corp.*	354,878	21,633,363

Machinery 6.9%
IDEX Corp.	288,764	20,892,076
Middleby Corp. (The)*	304,205	28,905,559
Pall Corp.	124,361	12,033,170
Wabtec Corp.	287,062	23,955,324

		85,786,129

Oil, Gas & Consumable Fuels 2.3%
Concho Resources, Inc.*	171,405	19,000,244
Range Resources Corp.	221,489	10,248,296

		29,248,540

Pharmaceuticals 2.0%
Perrigo Co. PLC	165,014	25,039,225

Professional Services 3.1%
IHS, Inc., Class A*	132,723	15,280,399
Verisk Analytics, Inc., Class A*	369,221	23,759,371

		39,039,770

Road & Rail 3.0%
Genesee & Wyoming, Inc., Class A*	223,748	18,448,022
J.B. Hunt Transport Services, Inc.	244,329	19,451,032

		37,899,054

Software 10.0%
ANSYS, Inc.*	271,156	21,874,154
Intuit, Inc.	299,285	25,983,924
Manhattan Associates, Inc.*	556,222	24,829,750
Red Hat, Inc.*	280,347	17,883,335
Tyler Technologies, Inc.*	197,460	20,946,557
Ultimate Software Group, Inc. (The)*	95,001	14,061,098

		125,578,818

Specialty Retail 8.0%
DSW, Inc., Class A	488,653	17,376,501
O’Reilly Automotive, Inc.*	185,191	34,697,386
Tiffany & Co.	141,682	12,275,328
Tractor Supply Co.	438,971	35,631,276

		99,980,491

Textiles, Apparel & Luxury Goods 3.2%
Carter’s, Inc.	177,253	14,444,347

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A*	361,160	$26,032,413

		40,476,760

Trading Companies & Distributors 2.5%
Beacon Roofing Supply, Inc.*	540,594	12,806,672
Fastenal Co.(a)	412,801	18,328,364

		31,135,036

Total Common Stocks (cost $964,880,653)		1,222,897,076

Mutual Fund 0.1%

Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(b)(c)	1,159,550	1,159,550

Total Mutual Fund (cost $1,159,550)		1,159,550

Repurchase Agreement 1.0%

	Principal Amount
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $12,564,603, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $12,815,841.(c)	$12,564,550	12,564,550

Total Repurchase Agreement (cost $12,564,550)		12,564,550

Total Investments (cost $978,604,753) (d) — 98.7%		1,236,621,176
Other assets in excess of liabilities — 1.3%		16,220,681

NET ASSETS — 100.0%		$1,252,841,857

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $13,452,010.
(b)	Represents 7-day effective yield as of January 31, 2015.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $13,724,100.
(d)	At January 31, 2015, the tax basis cost of the Fund’s investments was $979,835,813, tax unrealized appreciation and depreciation were $280,595,604 and $(23,810,241), respectively.

Ltd.	Limited
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,222,897,076	$—	$—	$1,222,897,076
Mutual Fund	1,159,550	—	—	1,159,550
Repurchase Agreement	—	12,564,550	—	12,564,550

Total	$1,224,056,626	$12,564,550	$—	$1,236,621,176

Amounts designated as ‘‘—’’, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Fund

Common Stocks 98.0%

	Shares	Market Value
Aerospace & Defense 3.7%
Boeing Co. (The)	118,570	$17,236,521
General Dynamics Corp.	115,450	15,379,094

		32,615,615

Air Freight & Logistics 1.0%
FedEx Corp.	49,050	8,294,846

Auto Components 1.4%
Lear Corp.	123,160	12,359,106

Banks 6.0%
Citigroup, Inc.	49,140	2,307,123
JPMorgan Chase & Co.	166,657	9,062,807
Wells Fargo & Co.	786,440	40,831,965

		52,201,895

Beverages 1.8%
Coca-Cola Co. (The)	270,690	11,144,307
Molson Coors Brewing Co., Class B	63,550	4,825,352

		15,969,659

Biotechnology 3.6%
Biogen Idec, Inc.*	25,170	9,795,157
Celgene Corp.*	37,210	4,433,944
Gilead Sciences, Inc.*	167,200	17,527,576

		31,756,677

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	32,530	6,685,566
Goldman Sachs Group, Inc. (The)	46,300	7,982,583
Lazard Ltd., Class A	85,150	3,899,870

		18,568,019

Chemicals 2.8%
PPG Industries, Inc.	87,552	19,513,590
Westlake Chemical Corp.	83,010	4,757,303

		24,270,893

Commercial Services & Supplies 1.4%
KAR Auction Services, Inc.	109,400	3,731,634
Waste Connections, Inc.	204,570	8,841,515

		12,573,149

Communications Equipment 2.3%
Cisco Systems, Inc.	205,080	5,406,934
QUALCOMM, Inc.	228,880	14,295,845

		19,702,779

Consumer Finance 1.1%
Discover Financial Services	182,410	9,919,456

Diversified Consumer Services 0.4%
H&R Block, Inc.	109,940	3,768,743

Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B*	30,350	4,367,668
Voya Financial, Inc.	85,370	3,330,284

		7,697,952

Diversified Telecommunication Services 1.0%
CenturyLink, Inc.	139,340	5,179,268
Verizon Communications, Inc.	71,550	3,270,550

		8,449,818

Electric Utilities 1.0%
OGE Energy Corp.	258,780	9,103,880

Energy Equipment & Services 1.3%
Dril-Quip, Inc.*	59,350	4,405,551
Nabors Industries Ltd.	582,530	6,704,920

		11,110,471

Food & Staples Retailing 1.3%
Costco Wholesale Corp.	20,260	2,896,977
CVS Health Corp.	89,800	8,814,768

		11,711,745

Food Products 0.9%
Keurig Green Mountain, Inc.	19,850	2,432,816
Pinnacle Foods, Inc.	155,890	5,607,363

		8,040,179

Gas Utilities 0.4%
Questar Corp.	143,690	3,728,756

Health Care Equipment & Supplies 2.7%
Abbott Laboratories	530,810	23,759,056

Health Care Providers & Services 3.5%
Aetna, Inc.	62,050	5,697,431
HCA Holdings, Inc.*	40,640	2,877,312
McKesson Corp.	82,630	17,571,269
Universal Health Services, Inc., Class B	39,900	4,090,947

		30,236,959

Hotels, Restaurants & Leisure 1.8%
Darden Restaurants, Inc.	73,000	4,480,740
McDonald’s Corp.	80,970	7,484,867
Starwood Hotels & Resorts Worldwide, Inc.	51,860	3,732,364

		15,697,971

Household Durables 0.8%
GoPro, Inc., Class A*(a)	41,000	2,039,750
Newell Rubbermaid, Inc.	130,330	4,805,267

		6,845,017

Household Products 1.4%
Procter & Gamble Co. (The)	143,710	12,113,316

Industrial Conglomerates 2.2%
General Electric Co.	814,790	19,465,333

Information Technology Services 4.1%
Amdocs Ltd.	121,390	5,848,570
Broadridge Financial Solutions, Inc.	52,100	2,500,279
Cognizant Technology Solutions Corp., Class A*	103,050	5,578,097
DST Systems, Inc.	55,850	5,400,695

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services (Continued)
Xerox Corp.	1,284,320	$16,914,494

		36,242,135

Insurance 1.9%
Lincoln National Corp.	161,960	8,094,761
PartnerRe Ltd.	32,230	3,687,112
Prudential Financial, Inc.	62,530	4,744,776

		16,526,649

Internet & Catalog Retail 0.7%
Amazon.com, Inc.*	10,820	3,836,015
Liberty Interactive Corp., Series A*	98,140	2,685,110

		6,521,125

Internet Software & Services 2.4%
eBay, Inc.*	114,800	6,084,400
Google, Inc., Class A*	19,450	10,455,348
Google, Inc., Class C*	8,550	4,570,146

		21,109,894

Life Sciences Tools & Services 1.7%
Illumina, Inc.*	35,750	6,978,042
Thermo Fisher Scientific, Inc.	61,160	7,657,844

		14,635,886

Machinery 1.2%
Graco, Inc.	31,410	2,237,648
Snap-on, Inc.	61,980	8,225,366

		10,463,014

Media 2.6%
DISH Network Corp., Class A*	233,800	16,447,830
Live Nation Entertainment, Inc.*	84,050	1,997,868
Sirius XM Holdings, Inc.*	606,750	2,153,963
Viacom, Inc., Class B	36,070	2,323,629

		22,923,290

Metals & Mining 0.3%
United States Steel Corp.(a)	109,490	2,675,936

Multiline Retail 0.4%
J.C. Penney Co., Inc.*(a)	457,320	3,324,716

Multi-Utilities 0.3%
DTE Energy Co.	24,750	2,219,085

Oil, Gas & Consumable Fuels 5.3%
Anadarko Petroleum Corp.	57,370	4,689,997
Chevron Corp.	211,620	21,697,399
Occidental Petroleum Corp.	69,670	5,573,600
Targa Resources Corp.	38,890	3,376,819
Valero Energy Corp.	121,390	6,419,103
WPX Energy, Inc.*	427,800	4,560,348

		46,317,266

Pharmaceuticals 4.8%
Johnson & Johnson	176,160	17,640,662
Merck & Co., Inc.	103,660	6,248,625
Pfizer, Inc.	586,090	18,315,313

		42,204,600

Real Estate Investment Trusts (REITs) 3.4%
American Capital Agency Corp.	376,700	8,117,885
Boston Properties, Inc.	33,240	4,613,712
Equity LifeStyle Properties, Inc.	58,880	3,222,502
NorthStar Realty Finance Corp.	225,750	4,268,933
Prologis, Inc.	209,360	9,450,510

		29,673,542

Road & Rail 2.2%
Union Pacific Corp.	160,650	18,829,787

Semiconductors & Semiconductor Equipment 1.9%
Broadcom Corp., Class A	83,830	3,557,326
Skyworks Solutions, Inc.	158,270	13,144,324

		16,701,650

Software 4.5%
Adobe Systems, Inc.*	111,460	7,816,690
CA, Inc.	124,010	3,757,503
Electronic Arts, Inc.*	68,270	3,745,292
Microsoft Corp.	456,800	18,454,720
Oracle Corp.	142,630	5,974,771

		39,748,976

Specialty Retail 3.5%
Home Depot, Inc. (The)	148,190	15,474,000
Lowe’s Cos., Inc.	219,130	14,848,249

		30,322,249

Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	282,160	33,057,866
EMC Corp.	294,960	7,648,313
Hewlett-Packard Co.	127,540	4,608,020

		45,314,199

Textiles, Apparel & Luxury Goods 1.7%
Hanesbrands, Inc.	112,580	12,539,160
NIKE, Inc., Class B	29,240	2,697,390

		15,236,550

Tobacco 2.0%
Philip Morris International, Inc.	218,050	17,496,332

Trading Companies & Distributors 0.8%
HD Supply Holdings, Inc.*	230,840	6,655,117

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	112,990	2,627,018

Total Common Stocks (cost $766,650,972)		857,730,306

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class,0.11%(b)(c)	689,854	689,854

Total Mutual Fund (cost $689,854)		689,854

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Fund

Repurchase Agreement 0.9%
	Principal Amount	Market Value
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $7,475,098, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $7,624,568.(c)	$7,475,067	$7,475,067

Total Repurchase Agreement (cost $7,475,067)		7,475,067

Total Investments (cost $774,815,893) (d) — 99.0%		865,895,227
Other assets in excess of liabilities — 1.0%		9,030,260

NET ASSETS — 100.0%		$874,925,487

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $7,935,392.
(b)	Represents 7-day effective yield as of January 31, 2015.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $8,164,921.
(d)	At January 31, 2015, the tax basis cost of the Fund’s investments was $775,160,296, tax unrealized appreciation and depreciation were $119,071,279 and $(28,336,348), respectively.

Ltd.	Limited
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Fund

At January 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
171	E-mini S&P 500	03/20/15	$17,000,820	$(181,297)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$857,730,306	$—	$—	$857,730,306
Mutual Fund	689,854	—	—	689,854
Repurchase Agreement	—	7,475,067	—	7,475,067

Total Assets	$858,420,160	$7,475,067	$—	$865,895,227

Liabilities:
Futures Contracts	(181,297)	—	—	$(181,297)

Total Liabilities	$(181,297)	$—	$—	(181,297)

Total	$858,238,863	$7,475,067	$—	$865,713,930

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (‘‘futures contracts’’) to enable the Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2015

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(181,297)

Total		$(181,297)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Diverse Managers Fund

Common Stocks 55.6%

	Shares	Market Value
Aerospace & Defense 1.8%
Airbus Group NV	136	$7,246
Lockheed Martin Corp.	917	172,735
Rockwell Collins, Inc.	1,234	105,655

		285,636

Air Freight & Logistics 0.8%
Kintetsu World Express, Inc.	200	8,516
PostNL NV*	4,980	18,014
United Parcel Service, Inc., Class B	990	97,852

		124,382

Airlines 0.2%
Copa Holdings SA, Class A	294	31,608

Auto Components 0.9%
Cie Generale des Etablissements Michelin	80	7,791
Continental AG	142	32,042
Spartan Motors, Inc.	9,900	51,579
Superior Industries International, Inc.	2,000	36,500
Valeo SA	166	23,406

		151,318

Automobiles 0.4%
Bayerische Motoren Werke AG	216	25,119
Daimler AG REG	106	9,600
Toyota Motor Corp.	400	25,788

		60,507

Banks 1.9%
Australia & New Zealand Banking Group Ltd.	960	24,506
Banco Santander SA	850	5,717
Bank Hapoalim BM	2,530	11,238
Bank Leumi Le-Israel BM*	2,000	6,668
Bank of East Asia Ltd.	2,200	9,141
Bank of Yokohama Ltd. (The)	5,000	26,979
Commonwealth Bank of Australia	192	13,276
HSBC Holdings PLC	1,132	10,357
Laurentian Bank of Canada	200	7,368
Lloyds Banking Group PLC*	16,000	17,725
MB Financial, Inc.	900	25,569
Mitsubishi UFJ Financial Group, Inc.	2,500	13,286
National Bank of Canada	466	16,213
Nedbank Group Ltd.	373	8,177
Royal Bank of Canada	480	27,099
Royal Bank of Scotland Group PLC*	3,290	17,864
Skandinaviska Enskilda Banken AB, Class A	2,228	26,829
Swedbank AB, Class A	582	14,079
Toronto-Dominion Bank (The)	170	6,770
Westpac Banking Corp.	708	18,922

		307,783

Beverages 0.3%
Anheuser-Busch InBev NV	116	14,148
Britvic PLC	2,329	24,647
Heineken NV	240	17,911

		56,706

Biotechnology 1.1%
Actelion Ltd.*	318	35,126
Gilead Sciences, Inc.*	1,011	105,983
Kindred Biosciences, Inc.*	2,800	17,668
Medivir AB*	440	5,216
Vical, Inc.*	17,100	17,784
Zeltia SA*	1,300	4,427

		186,204

Building Products 0.3%
Geberit AG	58	19,815
Lindab International AB*	1,067	8,835
Simpson Manufacturing Co., Inc.	800	26,112

		54,762

Capital Markets 2.7%
Aberdeen Asset Management PLC	3,273	21,485
Capital Southwest Corp.	1,900	82,669
Cowen Group, Inc., Class A*	25,400	105,664
Eaton Vance Corp.	2,480	99,820
Magellan Financial Group Ltd.	963	14,186
SVG Capital PLC*	1,780	11,659
Waddell & Reed Financial, Inc., Class A	2,150	96,127

		431,610

Chemicals 2.8%
BB Biotech AG*	39	11,026
CF Industries Holdings, Inc.	404	123,374
LyondellBasell Industries NV, Class A	652	51,567
NewMarket Corp.	294	132,203
Nippon Paint Holdings Co., Ltd.	1,000	31,325
Nissan Chemical Industries Ltd.	700	12,888
Novozymes A/S, Class B	260	11,857
Rentech, Inc.*	50,100	60,120
Symrise AG	210	13,745

		448,105

Commercial Services & Supplies 0.4%
Brink’s Co. (The)	800	17,928
Team, Inc.*	1,000	38,140
Transcontinental, Inc., Class A	800	9,525

		65,593

Communications Equipment 0.5%
Pace PLC	2,425	12,170
PC-Tel, Inc.	7,550	63,345

		75,515

Construction & Engineering 0.4%
Furmanite Corp.*	6,800	49,844

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Diverse Managers Fund

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering (continued)
Vinci SA	156	$8,195

		58,039

Construction Materials 0.1%
Taiheiyo Cement Corp.	4,000	11,737

Consumer Finance 0.8%
Discover Financial Services	2,272	123,551

Diversified Financial Services 2.9%
Banca IFIS SpA	657	11,303
CBOE Holdings, Inc.	2,736	176,390
Challenger Ltd.	2,833	13,783
FirstRand Ltd.	2,500	11,126
London Stock Exchange Group PLC	660	23,434
McGraw Hill Financial, Inc.	1,368	122,354
Moody’s Corp.	1,210	110,509
Zenkoku Hosho Co., Ltd.	200	6,373

		475,272

Diversified Telecommunication Services 1.7%
Bezeq The Israeli Telecommunication Corp., Ltd.	5,000	7,974
BT Group PLC	6,399	40,145
Hellenic Telecommunications Organization
SA ADR-GR*	647	2,607
ORBCOMM, Inc.*	18,200	101,192
Telecom Italia SpA*	15,400	17,894
TPG Telecom Ltd.	1,378	7,127
Verizon Communications, Inc.	2,202	100,654

		277,593

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	3,000	24,622
Electricite de France SA	250	6,777
Iberdrola SA	900	6,212

		37,611

Electrical Equipment 0.6%
Fuji Electric Co., Ltd.	4,000	17,105
Mitsubishi Electric Corp.	2,000	23,132
Orion Energy Systems, Inc.*	6,700	30,351
Vestas Wind Systems A/S*	510	19,815

		90,403

Electronic Equipment, Instruments & Components 0.1%
Multi-Fineline Electronix, Inc.*	1,700	22,117

Energy Equipment & Services 1.8%
Atwood Oceanics, Inc.	3,977	113,662
Gulf Island Fabrication, Inc.	2,500	41,425
Mitcham Industries, Inc.*	3,900	21,879
Oil States International, Inc.*	2,926	120,171
Schoeller-Bleckmann Oilfield Equipment AG	72	4,259

		301,396

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	400	15,673
Booker Group PLC	6,000	13,469
Distribuidora Internacional de Alimentacion SA	1,291	8,358
Jean Coutu Group PJC, Inc. (The), Class A	700	14,042
Koninklijke Ahold NV	440	7,942

		59,484

Food Products 0.9%
Associated British Foods PLC	127	5,923
Bakkafrost P/F	250	5,194
Calbee, Inc.	300	11,715
Campbell Soup Co.	941	43,041
Gruma SAB de CV, Class B	1,470	15,923
Landec Corp.*	4,400	56,188
Tate & Lyle PLC	725	7,394

		145,378

Gas Utilities 0.1%
Osaka Gas Co., Ltd.	3,000	11,825

Health Care Equipment & Supplies 0.4%
Baxter International, Inc.	729	51,256
Nihon Kohden Corp.	400	19,786

		71,042

Hotels, Restaurants & Leisure 1.3%
Century Casinos, Inc.*	11,000	60,390
International Speedway Corp., Class A	1,900	55,271
Yum! Brands, Inc.	1,283	92,735

		208,396

Household Durables 0.3%
Berkeley Group Holdings PLC	337	12,284
Fujitsu General Ltd.	2,000	19,617
Sekisui Chemical Co., Ltd.	1,000	10,937

		42,838

Household Products 0.9%
Colgate-Palmolive Co.	1,918	129,504
Reckitt Benckiser Group PLC	232	19,635

		149,139

Independent Power and Renewable Electricity Producers 0.6%
AES Corp. (The)	7,353	89,854
Huaneng Power International, Inc., H Shares	6,000	8,398

		98,252

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	1,600	14,163
Siemens AG	87	9,190

		23,353

Information Technology Services 0.8%
Cap Gemini SA	254	18,435

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Diverse Managers Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services (continued)
Western Union Co. (The)	6,559	$111,503

		129,938

Insurance 1.7%
Aflac, Inc.	2,248	128,316
Ageas	210	7,191
Allianz SE	141	23,250
First American Financial Corp.	1,900	64,638
Hannover Rueck SE	140	12,548
SCOR SE	781	24,312
Swiss Re AG	269	24,266

		284,521

Internet Software & Services 1.3%
Dip Corp.	300	14,174
NetEase, Inc. ADR-CN	300	32,775
RealNetworks, Inc.*	9,700	68,191
United Internet AG	190	8,231
XO Group, Inc.*	5,200	85,488

		208,859

Leisure Products 0.1%
Bandai Namco Holdings, Inc.	700	14,173

Machinery 0.9%
Bodycote PLC	536	5,481
Caterpillar, Inc.	1,136	90,846
Duerr AG	223	20,295
Hoshizaki Electric Co. Ltd.	200	10,140
IMI PLC	804	15,396
OC Oerlikon Corp. AG*	679	7,723

		149,881

Media 0.3%
Cogeco Cable, Inc.	100	5,745
ITV PLC	3,830	12,675
Lagardere SCA	510	13,949
Reed Elsevier PLC	841	14,601

		46,970

Metals & Mining 0.7%
APERAM SA*	480	12,461
Aurubis AG	118	6,397
Dowa Holdings Co., Ltd.	3,000	23,954
Hitachi Metals Ltd.	1,000	16,295
JFE Holdings, Inc.	600	13,217
Mitsubishi Materials Corp.	3,000	9,460
Sibanye Gold Ltd.	2,000	5,408
Sumitomo Metal Mining Co., Ltd.	1,000	14,292
Voestalpine AG	193	6,873

		108,357

Multiline Retail 0.3%
Canadian Tire Corp., Ltd., Class A	200	18,445
Next PLC	247	26,841

		45,286

Multi-Utilities 0.0%†
Atco Ltd., Class I	200	7,742

Oil, Gas & Consumable Fuels 6.5%
Apache Corp.	1,820	113,877
BP PLC	3,055	19,625
Caltex Australia Ltd.	900	23,292
ConocoPhillips	2,195	138,241
Contango Oil & Gas Co.*	3,150	94,721
Continental Resources, Inc.*	3,065	139,151
Euronav NV*	900	10,552
Exxon Mobil Corp.	1,087	95,026
Marathon Petroleum Corp.	1,649	152,681
Neste Oil OYJ	1,231	34,232
Royal Dutch Shell PLC, Class B	908	28,747
Showa Shell Sekiyu KK	600	5,856
SM Energy Co.	1,637	61,911
Total SA	102	5,236
Valero Energy Corp.	2,199	116,283
Woodside Petroleum Ltd.	645	17,131

		1,056,562

Paper & Forest Products 0.2%
Canfor Corp.*	500	12,493
Mondi PLC	1,220	21,764

		34,257

Personal Products 0.1%
Kao Corp.	500	21,924

Pharmaceuticals 2.2%
AstraZeneca PLC	210	14,949
Mylan, Inc.*	2,663	141,538
Novartis AG REG	329	32,062
Novo Nordisk A/S, Class B	363	16,179
Otsuka Holdings Co., Ltd.	350	10,829
POZEN, Inc.*	3,700	25,567
Roche Holding AG	132	35,576
Sanofi	408	37,593
Shionogi & Co., Ltd.	400	12,003
Taro Pharmaceutical Industries Ltd.*	100	16,650
Teva Pharmaceutical Industries Ltd.	190	10,791

		353,737

Professional Services 1.0%
Adecco SA*	330	24,652
Pendrell Corp.*	63,500	82,550
Verisk Analytics, Inc., Class A*	855	55,019

		162,221

Real Estate Investment Trusts (REITs) 1.0%
Apartment Investment & Management Co.,
Class A	3,432	136,799
Klepierre	345	16,235
Link REIT (The)	2,500	16,912

		169,946

Real Estate Management & Development 0.6%
AV Homes, Inc.*	2,950	44,221
Cheung Kong Holdings Ltd.	1,000	19,083
Daito Trust Construction Co., Ltd.	200	22,263
Daiwa House Industry Co., Ltd.	400	7,366

		92,933

Road & Rail 0.1%
Central Japan Railway Co.	100	17,148

Semiconductors & Semiconductor Equipment 1.0%
ASM International NV	390	15,912

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Diverse Managers Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Brooks Automation, Inc.	4,300	$55,513
Rubicon Technology, Inc.*	9,800	40,768
Sigma Designs, Inc.*	7,600	48,336
Ulvac, Inc.*	700	10,027

		170,556

Software 1.6%
AVG Technologies NV*	490	9,692
Microsoft Corp.	3,017	121,887
Playtech PLC	1,260	12,825
Rosetta Stone, Inc.*	6,900	62,238
Seachange International, Inc.*	3,000	21,180
Telenav, Inc.*	5,200	33,696

		261,518

Specialty Retail 1.8%
Ross Stores, Inc.	1,332	122,158
TJX Cos., Inc. (The)	2,529	166,762

		288,920

Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	1,796	210,419
Imation Corp.*	15,900	59,784
Seiko Epson Corp.	700	28,429
Western Digital Corp.	1,576	153,235

		451,867

Textiles, Apparel & Luxury Goods 0.3%
Christian Dior SA	104	17,887
Hermes International	5	1,697
Pandora A/S	455	32,527

		52,111

Thrifts & Mortgage Finance 0.6%
Home Capital Group, Inc.	300	9,916
Nationstar Mortgage Holdings, Inc.*	3,200	82,272

		92,188

Tobacco 1.6%
Altria Group, Inc.	3,042	161,530
Japan Tobacco, Inc.	300	8,171
Philip Morris International, Inc.	1,112	89,227

		258,928

Trading Companies & Distributors 0.3%
Erickson, Inc.*	6,300	44,415

Wireless Telecommunication Services 0.1%
KDDI Corp.	300	21,177

Total Common Stocks (cost $9,379,187)		9,033,290

Corporate Bonds 7.1%

	Principal Amount	Market Value
Banks 2.9%
Bank of America Corp., 5.70%, 01/24/22	60,000	70,455
Citigroup, Inc., 4.05%, 07/30/22	100,000	104,943
JPMorgan Chase & Co., 4.50%, 01/24/22	65,000	72,217
PNC Funding Corp., 3.30%, 03/08/22	85,000	89,851
Wells Fargo & Co., Series M, 3.45%, 02/13/23	125,000	128,989

		466,455

Capital Markets 1.0%
Goldman Sachs Group, Inc. (The), 5.25%, 07/27/21	70,000	80,123
Morgan Stanley, 5.75%, 01/25/21	65,000	76,010

		156,133

Diversified Financial Services 0.5%
General Electric Capital Corp., 4.65%, 10/17/21	70,000	79,767

Information Technology Services 0.5%
International Business Machines Corp., 3.63%, 02/12/24	75,000	80,774

Insurance 1.6%
Aflac, Inc., 8.50%, 05/15/19	80,000	101,285
MetLife, Inc., Series D, 4.37%, 09/15/23	150,000	168,440

		269,725

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 3.45%, 05/06/24	95,000	103,154

Total Corporate Bonds (cost $1,105,797)		1,156,008

U.S. Government Mortgage Backed Agencies 13.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G12396 6.00%, 10/01/21	145,718	159,706
Pool# G13144 5.50%, 05/01/23	198,070	217,885
Pool# G14934 6.00%, 02/01/24	68,088	71,809
Pool# G13654 5.50%, 03/01/24	101,411	111,398
Pool# G30371 5.50%, 12/01/27	175,713	196,216
Pool# G30555 5.00%, 09/01/31	235,026	259,676
Pool# G30701 5.00%, 11/01/31	440,000	489,664
Federal National Mortgage Association Pool
Pool# 256455 5.50%, 10/01/21	186,442	204,195
Pool# 993717 5.00%, 07/01/23	94,252	102,617
Pool# AE0213 5.50%, 12/01/29	98,428	109,958
Pool# AE0367 5.50%, 02/01/30	214,798	239,962

Total U.S. Government Mortgage Backed Agencies (cost $2,143,550)		2,163,086

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Diverse Managers Fund

U.S. Government Sponsored & Agency Obligations 6.0%

	Principal Amount	Market Value
Federal Home Loan Banks 1.63%, 03/27/17	$540,000	$540,829
Federal Home Loan Mortgage Corp. 0.88%, 01/27/17	425,000	425,800

Total U.S. Government Sponsored & Agency Obligations (cost $969,560)		966,629

U.S. Treasury Bonds 9.7%

	Principal Amount	Market Value
U.S. Treasury Bonds 2.75%, 08/15/42	1,095,000	1,204,329
8.13%, 08/15/21	255,000	362,259

Total U.S. Treasury Bonds (cost $1,311,026)		1,566,588

U.S. Treasury Notes 6.2%

	Principal Amount	Market Value
U.S. Treasury Notes 1.38%, 06/30/18	210,000	213,248
1.75%, 05/15/22	245,000	249,058
4.75%, 08/15/17	495,000	546,047

Total U.S. Treasury Notes (cost $989,628)		1,008,353

Exchange Traded Fund 0.0%†

	Shares	Market Value
Mutual Funds 0.0%†
iShares MSCI EAFE ETF	100	6,121

Total Exchange Traded Fund (cost $6,138)		6,121

Total Investments (cost $15,904,886) (a) — 97.9%		15,900,075
Other assets in excess of liabilities — 2.1%		345,115

NET ASSETS — 100.0%		$16,245,190

†	Amount rounds to less than 0.1%.
*	Denotes a non-income producing security.
(a)	At January 31, 2015, the tax basis cost of the Fund’s investments was $15,916,830, tax unrealized appreciation and depreciation were $960,978 and $(977,733), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
BM	Limited Liability
ETF	Exchange Traded Fund
GR	Greece
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Diverse Managers Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$278,390	$7,246	$—	$285,636
Air Freight & Logistics	97,852	26,530	—	124,382
Airlines	31,608	—	—	31,608
Auto Components	88,079	63,239	—	151,318
Automobiles	—	60,507	—	60,507
Banks	83,019	224,764	—	307,783
Beverages	—	56,706	—	56,706
Biotechnology	141,435	44,769	—	186,204
Building Products	26,112	28,650	—	54,762
Capital Markets	384,280	47,330	—	431,610
Chemicals	367,264	80,841	—	448,105
Commercial Services & Supplies	65,593	—	—	65,593
Communications Equipment	63,345	12,170	—	75,515
Construction & Engineering	49,844	8,195	—	58,039
Construction Materials	—	11,737	—	11,737
Consumer Finance	123,551	—	—	123,551
Diversified Financial Services	409,253	66,019	—	475,272
Diversified Telecommunication Services	204,453	73,140	—	277,593
Electric Utilities	—	37,611	—	37,611
Electrical Equipment	30,351	60,052	—	90,403
Electronic Equipment, Instruments & Components	22,117	—	—	22,117
Energy Equipment & Services	297,137	4,259	—	301,396
Food & Staples Retailing	29,715	29,769	—	59,484
Food Products	115,152	30,226	—	145,378

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Diverse Managers Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Gas Utilities	$—	$11,825	$—	$11,825
Health Care Equipment & Supplies	51,256	19,786	—	71,042
Hotels, Restaurants & Leisure	208,396	—	—	208,396
Household Durables	—	42,838	—	42,838
Household Products	129,504	19,635	—	149,139
Independent Power and Renewable Electricity Producers	89,854	8,398	—	98,252
Industrial Conglomerates	7,740	15,613	—	23,353
Information Technology Services	111,503	18,435	—	129,938
Insurance	192,954	91,567	—	284,521
Internet Software & Services	186,454	22,405	—	208,859
Leisure Products	—	14,173	—	14,173
Machinery	90,846	59,035	—	149,881
Media	5,745	41,225	—	46,970
Metals & Mining	—	108,357	—	108,357
Multiline Retail	18,445	26,841	—	45,286
Multi-Utilities	7,742	—	—	7,742
Oil, Gas & Consumable Fuels	911,891	144,671	—	1,056,562
Paper & Forest Products	12,493	21,764	—	34,257
Personal Products	—	21,924	—	21,924
Pharmaceuticals	183,755	169,982	—	353,737
Professional Services	137,569	24,652	—	162,221
Real Estate Investment Trusts (REITs)	136,799	33,147	—	169,946
Real Estate Management & Development	44,221	48,712	—	92,933
Road & Rail	—	17,148	—	17,148
Semiconductors & Semiconductor Equipment	144,617	25,939	—	170,556
Software	248,693	12,825	—	261,518
Specialty Retail	288,920	—	—	288,920
Technology Hardware, Storage & Peripherals	423,438	28,429	—	451,867
Textiles, Apparel & Luxury Goods	—	52,111	—	52,111
Thrifts & Mortgage Finance	92,188	—	—	92,188
Tobacco	250,757	8,171	—	258,928
Trading Companies & Distributors	44,415	—	—	44,415
Wireless Telecommunication Services	—	21,177	—	21,177

Total Common Stocks	$6,928,745	$2,104,545	$—	$9,033,290

Corporate Bonds	—	1,156,008	—	1,156,008
Exchange Traded Fund	6,121	—	—	6,121
U.S. Government Mortgage Backed Agencies	—	2,163,086	—	2,163,086
U.S. Government Sponsored & Agency Obligations	—	966,629	—	966,629
U.S. Treasury Bonds	—	1,566,588	—	1,566,588
U.S. Treasury Notes	—	1,008,353	—	1,008,353

Total	$6,934,866	$8,965,209	$—	$15,900,075

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Destination 2060 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	12,647	$120,269

Total Alternative Assets (cost $124,949)		120,269

Equity Funds 88.0%
Nationwide International Index Fund, Institutional Class(a)	35,061	274,180
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	9,622	179,349
Nationwide S&P 500 Index Fund, Institutional Class(a)	20,072	295,263
Nationwide Small Cap Index Fund, Institutional Class(a)	8,830	129,099

Total Equity Funds (cost $937,550)		877,891

Total Mutual Funds (cost $1,062,499)		998,160

Total Investments (cost $1,062,499) (b) — 100.0%		998,160
Liabilities in excess of other assets — 0.0%†		(261)

NET ASSETS — 100.0%		$997,899

(a)	Investment in affiliate.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $1,062,518, tax unrealized appreciation and depreciation were $0 and $(64,358), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Destination 2060 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Destination 2055 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	324,247	$3,083,585

Total Alternative Assets (cost $3,178,610)		3,083,585

Equity Funds 88.0%
Nationwide International Index Fund, Institutional Class(a)	887,249	6,938,286
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	246,275	4,590,561
Nationwide S&P 500 Index Fund, Institutional Class(a)	520,782	7,660,697
Nationwide Small Cap Index Fund, Institutional Class(a)	226,494	3,311,337

Total Equity Funds (cost $21,987,485)		22,500,881

Total Mutual Funds (cost $25,166,095)		25,584,466

Total Investments (cost $25,166,095) (b) — 100.0%		25,584,466
Liabilities in excess of other assets — 0.0%†		(11,596)

NET ASSETS — 100.0%		$25,572,870

(a)	Investment in affiliate.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $25,176,725, tax unrealized appreciation and depreciation were $638,065 and $(230,324), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Destination 2055 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Destination 2050 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 12.1%
Nationwide Portfolio Completion Fund, Institutional Class(a)	997,008	$9,481,546

Total Alternative Assets (cost $9,779,630)		9,481,546

Equity Funds 88.0%
Nationwide International Index Fund, Institutional Class(a)	2,749,580	21,501,718
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	758,770	14,143,468
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,595,962	23,476,595
Nationwide Small Cap Index Fund, Institutional Class(a)	692,704	10,127,330

Total Equity Funds (cost $64,637,569)		69,249,111

Total Mutual Funds (cost $74,417,199)		78,730,657

Total Investments (cost $74,417,199) (b) — 100.1%		78,730,657
Liabilities in excess of other assets — (0.1)%		(41,537)

NET ASSETS — 100.0%		$78,689,120

(a)	Investment in affiliate.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $74,761,906, tax unrealized appreciation and depreciation were $4,287,764 and $(319,013), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Destination 2050 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Destination 2045 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	1,302,809	$12,389,709

Total Alternative Assets (cost $12,606,637)		12,389,709

Equity Funds 88.0%
Nationwide International Index Fund, Institutional Class(a)	3,604,260	28,185,316
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	991,704	18,485,365
Nationwide S&P 500 Index Fund, Institutional Class(a)	2,097,154	30,849,134
Nationwide Small Cap Index Fund, Institutional Class(a)	909,918	13,303,005

Total Equity Funds (cost $81,801,267)		90,822,820

Total Mutual Funds (cost $94,407,904)		103,212,529

Total Investments (cost $94,407,904) (b) — 100.0%		103,212,529
Liabilities in excess of other assets — 0.0%†		(51,515)

NET ASSETS — 100.0%		$103,161,014

(a)	Investment in affiliate.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $94,933,998, tax unrealized appreciation and depreciation were $8,507,812 and $(229,281), respectively.
†	Amount rounds to less than 0.1%.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Destination 2045 Fund

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Destination 2040 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 16.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	2,778,107	$26,419,797

Total Alternative Assets (cost $26,807,083)		26,419,797

Equity Funds 82.0%
Nationwide International Index Fund, Institutional Class(a)	5,363,775	41,944,720
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,494,887	27,864,693
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,129,758	46,038,733
Nationwide Small Cap Index Fund, Institutional Class(a)	1,340,887	19,603,766

Total Equity Funds (cost $119,518,363)		135,451,912

Fixed Income Fund 2.0%
Nationwide Bond Index Fund, Institutional Class(a)	293,356	3,353,059

Total Fixed Income Fund (cost $3,381,122)		3,353,059

Total Mutual Funds (cost $149,706,568)		165,224,768

Total Investments (cost $149,706,568) (b) — 100.0%		165,224,768
Liabilities in excess of other assets — 0.0%†		(80,799)

NET ASSETS — 100.0%		$165,143,969

(a)	Investment in affiliate.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $150,475,089, tax unrealized appreciation and depreciation were $15,184,553 and $(434,874), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Destination 2040 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Destination 2035 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 20.2%
Nationwide Portfolio Completion Fund, Institutional Class(a)	4,278,104	$40,684,774

Total Alternative Assets (cost $41,319,215)		40,684,774

Equity Funds 77.8%
Nationwide International Index Fund, Institutional Class(a)	6,213,812	48,592,007
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,632,645	30,432,508
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,804,275	55,960,892
Nationwide Small Cap Index Fund, Institutional Class(a)	1,510,227	22,079,512

Total Equity Funds (cost $137,675,327)		157,064,919

Fixed Income Fund 2.0%
Nationwide Bond Index Fund, Institutional Class(a)	362,943	4,148,441

Total Fixed Income Fund (cost $4,158,595)		4,148,441

Total Mutual Funds (cost $183,153,137)		201,898,134

Total Investments (cost $183,153,137) (b) — 100.0%		201,898,134
Liabilities in excess of other assets — 0.0%†		(94,074)

NET ASSETS — 100.0%		$201,804,060

(a)	Investment in affiliate.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $184,035,117, tax unrealized appreciation and depreciation were $18,535,990 and $(672,973), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Destination 2035 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Destination 2030 Fund

Mutual Funds 98.1%

	Shares	Market Value
Alternative Assets 20.1%
Nationwide Portfolio Completion Fund, Institutional Class(a)	5,659,679	$53,823,550

Total Alternative Assets (cost $54,698,047)		53,823,550

Equity Funds 73.0%
Nationwide International Index Fund, Institutional Class(a)	7,995,613	62,525,693
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	2,020,969	37,670,857
Nationwide S&P 500 Index Fund, Institutional Class(a)	4,877,439	71,747,123
Nationwide Small Cap Index Fund, Institutional Class(a)	1,642,607	24,014,912

Total Equity Funds (cost $168,021,603)		195,958,585

Fixed Income Funds 5.0%
Nationwide Bond Index Fund, Institutional Class(a)	703,812	8,044,575
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	545,864	5,327,629

Total Fixed Income Funds (cost $13,400,827)		13,372,204

Total Mutual Funds (cost $236,120,477)		263,154,339

Exchange Traded Fund 1.9%

	Shares	Market Value
Fixed Income Fund 1.9%
iShares Intermediate Credit Bond ETF	47,567	5,292,780

Total Exchange Traded Fund (cost $5,142,323)		5,292,780

Total Investments (cost $241,262,800) (b) — 100.0%		268,447,119
Liabilities in excess of other assets — 0.0%†		(128,493)

NET ASSETS — 100.0%		$268,318,626

(a)	Investment in affiliate.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $242,951,225, tax unrealized appreciation and depreciation were $26,451,613 and $(955,719), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Destination 2030 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Destination 2025 Fund

Mutual Funds 95.0%

	Shares	Market Value
Alternative Assets 20.1%
Nationwide Portfolio Completion Fund, Institutional Class(a)	5,864,994	$55,776,091

Total Alternative Assets (cost $57,210,601)		55,776,091

Equity Funds 64.7%
Nationwide International Index Fund, Institutional Class(a)	7,484,101	58,525,670
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,937,062	36,106,837
Nationwide S&P 500 Index Fund, Institutional Class(a)	4,492,093	66,078,686
Nationwide Small Cap Index Fund, Institutional Class(a)	1,316,641	19,249,286

Total Equity Funds (cost $154,622,789)		179,960,479

Fixed Income Funds 10.2%
Nationwide Bond Index Fund, Institutional Class(a)	1,980,098	22,632,522
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	583,515	5,695,102

Total Fixed Income Funds (cost $28,146,091)		28,327,624

Total Mutual Funds (cost $239,979,481)		264,064,194

Exchange Traded Funds 5.0%

	Shares	Market Value
Fixed Income Funds 5.0%
iShares 1-3 Year Credit Bond ETF	26,210	2,764,106
iShares iBoxx $ High Yield Corporate Bond ETF	30,809	2,779,896
iShares Intermediate Credit Bond ETF	76,169	8,475,325

Total Exchange Traded Funds (cost $13,853,950)		14,019,327

Total Investments (cost $253,833,431) (b) — 100.0%		278,083,521
Liabilities in excess of other assets — 0.0%†		(123,024)

NET ASSETS — 100.0%		$277,960,497

(a)	Investment in affiliate.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $255,600,367, tax unrealized appreciation and depreciation were $24,100,602 and $(1,617,448), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Destination 2025 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Destination 2020 Fund

Mutual Funds 90.0%

	Shares	Market Value
Alternative Assets 16.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	4,469,382	$42,503,824

Total Alternative Assets (cost $43,674,868)		42,503,824

Equity Funds 55.8%
Nationwide International Index Fund, Institutional Class(a)	6,483,724	50,702,722
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,556,730	29,017,449
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,762,359	55,344,296
Nationwide Small Cap Index Fund, Institutional Class(a)	894,118	13,072,004

Total Equity Funds (cost $126,281,635)		148,136,471

Fixed Income Funds 18.2%
Nationwide Bond Index Fund, Institutional Class(a)	3,508,811	40,105,709
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	825,030	8,052,296

Total Fixed Income Funds (cost $47,722,457)		48,158,005

Total Mutual Funds (cost $217,678,960)		238,798,300

Exchange Traded Funds 10.0%

	Shares	Market Value
Fixed Income Funds 10.0%
iShares 1-3 Year Credit Bond ETF	74,551	7,862,148
iShares iBoxx $ High Yield Corporate Bond ETF	57,920	5,226,122
iShares Intermediate Credit Bond ETF	120,610	13,420,275

Total Exchange Traded Funds (cost $26,254,941)		26,508,545

Total Investments (cost $243,933,901) (b) — 100.0%		265,306,845
Liabilities in excess of other assets — 0.0%†		(111,437)

NET ASSETS — 100.0%		$265,195,408

(a)	Investment in affiliate.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $246,381,894, tax unrealized appreciation and depreciation were $20,412,025 and $(1,487,074), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Destination 2020 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Destination 2015 Fund

Mutual Funds 88.0%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	1,783,718	$16,963,157

Total Alternative Assets (cost $17,198,257)		16,963,157

Equity Funds 48.7%
Nationwide International Index Fund, Institutional Class(a)	3,106,063	24,289,411
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	681,319	12,699,794
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,701,295	25,026,043
Nationwide Small Cap Index Fund, Institutional Class(a)	480,602	7,026,402

Total Equity Funds (cost $60,588,760)		69,041,650

Fixed Income Funds 27.3%
Nationwide Bond Index Fund, Institutional Class(a)	2,751,390	31,448,389
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	735,813	7,181,536

Total Fixed Income Funds (cost $37,875,296)		38,629,925

Total Mutual Funds (cost $115,662,313)		124,634,732

Exchange Traded Funds 12.0%

	Shares	Market Value
Fixed Income Funds 12.0%
iShares 1-3 Year Credit Bond ETF	40,323	4,252,463
iShares iBoxx $ High Yield Corporate Bond ETF	31,551	2,846,847
iShares Intermediate Credit Bond ETF	89,511	9,959,889

Total Exchange Traded Funds (cost $16,837,291)		17,059,199

Total Investments (cost $132,499,604) (b) — 100.0%		141,693,931
Liabilities in excess of other assets — 0.0%†		(61,705)

NET ASSETS — 100.0%		$141,632,226

(a)	Investment in affiliate.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $134,155,867, tax unrealized appreciation and depreciation were $8,001,850 and $(463,786), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Destination 2015 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Destination 2010 Fund

Mutual Funds 86.1%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	293,060	$2,787,004

Total Alternative Assets (cost $2,863,598)		2,787,004

Equity Funds 40.8%
Nationwide International Index Fund, Institutional Class(a)	501,282	3,920,027
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	119,696	2,231,134
Nationwide S&P 500 Index Fund, Institutional Class(a)	283,259	4,166,743
Nationwide Small Cap Index Fund, Institutional Class(a)	75,129	1,098,379

Total Equity Funds (cost $10,752,975)		11,416,283

Fixed Income Funds 35.3%
Nationwide Bond Index Fund, Institutional Class(a)	641,034	7,327,016
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	261,271	2,550,008

Total Fixed Income Funds (cost $9,698,264)		9,877,024

Total Mutual Funds (cost $23,314,837)		24,080,311

Exchange Traded Funds 14.0%

	Shares	Market Value
Fixed Income Funds 14.0%
iShares 1-3 Year Credit Bond ETF	7,908	833,978
iShares iBoxx $ High Yield Corporate Bond ETF	6,168	556,538
iShares Intermediate Credit Bond ETF	22,670	2,522,491

Total Exchange Traded Funds (cost $3,855,216)		3,913,007

Total Investments (cost $27,170,053) (b) — 100.1%		27,993,318
Liabilities in excess of other assets — (0.1)%		(15,039)

NET ASSETS — 100.0%		$27,978,279

(a)	Investment in affiliate.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $27,615,996, tax unrealized appreciation and depreciation were $552,340 and $(175,018), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Destination 2010 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Core Plus Bond Fund

Asset-Backed Security 0.8%

	Principal Amount	Market Value
Credit Card 0.8%
Chase Issuance Trust, Series 2014-A8, Class A, 0.42%, 11/15/18(a)	$6,500,000	$6,495,326

Total Asset-Backed Security (cost $6,500,000)		6,495,326

Collateralized Mortgage Obligations 1.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 4039, Class ME, 2.00%, 12/15/40	2,580,627	2,620,619
Series 4026, Class WJ, 2.75%, 08/15/41	6,104,548	6,354,871
Federal National Mortgage Association REMICS, Series 2012-69, Class DJ, 2.00%, 01/25/42	1,027,917	1,041,167

Total Collateralized Mortgage Obligations (cost $9,491,662)		10,016,657

Corporate Bonds 45.9%

	Principal Amount	Market Value
Airlines 0.6%
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 08/10/22	3,290,514	3,845,788
United Continental Holdings, Inc., 6.38%, 06/01/18	1,039,000	1,107,834

		4,953,622

Auto Components 0.8%
Cooper Tire & Rubber Co., 8.00%, 12/15/19	1,550,000	1,736,000
Goodyear Tire & Rubber Co. (The), 7.00%, 05/15/22	3,700,000	3,996,000
Titan International, Inc., 6.88%, 10/01/20	660,000	572,550

		6,304,550

Automobiles 0.1%
Toyota Motor Credit Corp., 1.13%, 05/16/17	1,000,000	1,004,796

Banks 2.9%
BB&T Corp., 1.60%, 08/15/17	5,000,000	5,038,194
KeyBank NA, 0.72%, 11/25/16(a)	8,570,000	8,591,754
National City Bank, 0.61%, 06/07/17(a)	3,000,000	2,981,847
Union Bank NA, 1.00%, 09/26/16(a)	2,000,000	2,010,268
Wells Fargo & Co., Series U, 5.87%, 06/15/25(b)	4,000,000	4,180,000

		22,802,063

Building Products 0.3%
Gibraltar Industries, Inc., 6.25%, 02/01/21	2,235,000	2,274,112

Capital Markets 2.2%
Goldman Sachs Capital II, 4.00%, 02/02/15 (b)	1,500,000	1,162,500
Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	4,000,000	4,102,951
Jefferies Group LLC, 5.13%, 01/20/23	3,350,000	3,463,919
Morgan Stanley, 1.48%, 02/25/16(a)	3,655,000	3,682,241
6.63%, 04/01/18	3,450,000	3,940,286
Raymond James Financial, Inc., 8.60%, 08/15/19	730,000	919,447

		17,271,344

Chemicals 1.0%
Methanex Corp., 4.25%, 12/01/24	8,000,000	8,063,755

Commercial Services & Supplies 1.4%
ADT Corp. (The), 6.25%, 10/15/21(c)	6,000,000	6,390,000
Clean Harbors, Inc., 5.13%, 06/01/21	4,320,000	4,341,600
Pitney Bowes, Inc., 5.60%, 03/15/18	665,000	730,743

		11,462,343

Construction & Engineering 0.5%
Fluor Corp., 3.38%, 09/15/21	3,860,000	4,078,021

Containers & Packaging 0.8%
Ball Corp., 6.75%, 09/15/20	4,149,000	4,314,960
Greif, Inc., 7.75%, 08/01/19	1,600,000	1,824,000

		6,138,960

Distributors 0.3%
Group 1 Automotive, Inc., 5.00%, 06/01/22(d)	2,000,000	1,970,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services 1.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 02/01/22	$2,500,000	$2,553,125
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,000,000	2,623,069
2.85%, 01/27/25	950,000	968,278
Western Union Co. (The), 5.93%, 10/01/16	6,220,000	6,678,856

		12,823,328

Diversified Telecommunication Services 1.2%
CenturyLink, Inc., Series V, 5.63%, 04/01/20	1,925,000	2,026,781
Frontier Communications Corp., 8.50%, 04/15/20	4,750,000	5,320,000
Verizon Communications, Inc., 3.50%, 11/01/24	2,350,000	2,402,677

		9,749,458

Electric Utilities 0.2%
Dominion Resources, Inc., 3.63%, 12/01/24	1,000,000	1,057,215
ITC Holdings Corp., 3.65%, 06/15/24	500,000	530,987

		1,588,202

Electronic Equipment & Instruments 2.1%
Corning, Inc., 7.25%, 08/15/36	5,260,000	7,011,756
5.75%, 08/15/40	2,000,000	2,558,068
Tech Data Corp., 3.75%, 09/21/17	7,250,000	7,491,884

		17,061,708

Energy Equipment & Services 2.0%
Bristow Group, Inc., 6.25%, 10/15/22	5,000,000	4,781,250
Cameron International Corp., 6.38%, 07/15/18	2,700,000	3,021,862
SEACOR Holdings, Inc., 7.38%, 10/01/19	5,060,000	5,268,891
SESI LLC, 6.38%, 05/01/19	1,230,000	1,223,850
7.13%, 12/15/21	1,875,000	1,879,688

		16,175,541

Food & Staples Retailing 0.7%
Kroger Co. (The), 2.95%, 11/01/21	2,000,000	2,046,020
Sysco Corp., 3.50%, 10/02/24	3,600,000	3,762,354

		5,808,374

Food Products 0.8%
Post Holdings, Inc., 7.38%, 02/15/22	5,155,000	5,258,100
Wells Enterprises, Inc., 6.75%, 02/01/20(d)	1,281,000	1,303,417

		6,561,517

Gas Utilities 0.2%
TransCanada PipeLines Ltd., 4.63%, 03/01/34	1,660,000	1,804,846

Health Care Providers & Services 2.2%
HealthSouth Corp., 8.13%, 02/15/20	5,000,000	5,218,750
Laboratory Corp. of America Holdings, 5.63%, 12/15/15	1,850,000	1,919,311
3.20%, 02/01/22	1,000,000	1,015,084
Medtronic, Inc., 4.38%, 03/15/35(d)	7,000,000	7,778,414
Service Corp. International, 7.63%, 10/01/18	1,615,000	1,818,894

		17,750,453

Hotels, Restaurants & Leisure 1.2%
Graton Economic Development Authority, 9.63%, 09/01/19(d)	1,685,000	1,836,650
International Game Technology, 5.35%, 10/15/23	5,500,000	5,622,501
MGM Resorts International, 6.63%, 12/15/21	1,250,000	1,315,625
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21(d)	500,000	470,000

		9,244,776

Household Durables 1.6%
GrafTech International Ltd., 6.38%, 11/15/20	5,000,000	4,200,000
NVR, Inc., 3.95%, 09/15/22	5,026,000	5,296,343
Tupperware Brands Corp., 4.75%, 06/01/21	3,335,000	3,637,787

		13,134,130

Information Technology Services 1.7%
Computer Sciences Corp., 4.45%, 09/15/22	7,965,000	8,336,668
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	4,762,000	4,953,668

		13,290,336

Insurance 5.7%
Aflac, Inc., 8.50%, 05/15/19	4,960,000	6,279,668
American International Group, Inc., 5.60%, 10/18/16	3,886,000	4,177,699
3.88%, 01/15/35	531,000	543,395
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24(c)	3,625,000	3,898,081
Fidelity National Financial, Inc., 5.50%, 09/01/22	2,285,000	2,527,526
Markel Corp., 7.13%, 09/30/19	3,715,000	4,466,501

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Navigators Group, Inc. (The), 5.75%, 10/15/23	$5,000,000	$5,586,646
Old Republic International Corp., 4.88%, 10/01/24	6,434,000	6,891,906
RenRe North America Holdings, Inc., 5.75%, 03/15/20	2,350,000	2,687,170
RLI Corp., 4.88%, 09/15/23	500,000	544,536
Torchmark Corp., 9.25%, 06/15/19	3,345,000	4,296,063
7.88%, 05/15/23	2,975,000	3,896,015

		45,795,206

Machinery 1.1%
Huntington Ingalls Industries, Inc., 7.13%, 03/15/21	6,320,000	6,833,500
Oshkosh Corp., 8.50%, 03/01/20	1,895,000	1,982,644

		8,816,144

Media 0.9%
CBS Corp., 4.60%, 01/15/45	1,000,000	1,050,880
Comcast Cable Holdings LLC, 9.88%, 06/15/22	1,165,000	1,654,585
DISH DBS Corp., 4.25%, 04/01/18	2,500,000	2,531,250
Sirius XM Radio, Inc., 6.00%, 07/15/24(d)	2,000,000	2,045,000

		7,281,715

Multiline Retail 1.0%
Dillard’s, Inc., 7.13%, 08/01/18	1,775,000	1,979,125
7.75%, 07/15/26	1,475,000	1,644,625
Macy’s Retail Holdings, Inc., 6.38%, 03/15/37	3,000,000	3,977,445

		7,601,195

Oil, Gas & Consumable Fuels 1.4%
Denbury Resources, Inc., 5.50%, 05/01/22	1,400,000	1,239,000
Marathon Petroleum Corp., 3.50%, 03/01/16	4,937,000	5,058,847
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 02/15/20	2,395,000	2,439,906
Valero Energy Corp., 7.50%, 04/15/32	1,976,000	2,536,847

		11,274,600

Paper & Forest Products 0.3%
PH Glatfelter Co., 5.38%, 10/15/20	2,585,000	2,636,700

Real Estate Investment Trusts (REITs) 1.3%
AvalonBay Communities, Inc., 3.50%, 11/15/24	1,000,000	1,039,540
Mack-Cali Realty LP, 4.50%, 04/18/22	7,000,000	7,234,774
Simon Property Group LP, 10.35%, 04/01/19	935,000	1,230,293
Ventas Realty LP, 3.50%, 02/01/25	1,000,000	1,022,054

		10,526,661

Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc., 4.40%, 11/15/22	500,000	537,465

Road & Rail 0.4%
Rent-A-Center, Inc., 6.63%, 11/15/20(c)	1,240,000	1,181,100
United Rentals North America, Inc., 5.75%, 07/15/18	1,000,000	1,035,000
7.63%, 04/15/22	625,000	685,938

		2,902,038

Software 2.9%
Brocade Communications Systems, Inc., 4.63%, 01/15/23	2,000,000	1,965,452
Intuit, Inc., 5.75%, 03/15/17	5,570,000	6,060,385
Microsoft Corp., 4.88%, 12/15/43	8,000,000	10,117,807
MSCI, Inc., 5.25%, 11/15/24(d)	5,000,000	5,212,500

		23,356,144

Specialty Retail 2.3%
AutoZone, Inc., 4.00%, 11/15/20	2,882,000	3,123,812
Best Buy Co., Inc., 5.00%, 08/01/18	2,500,000	2,593,750
Foot Locker, Inc., 8.50%, 01/15/22	990,000	1,200,375
Home Depot, Inc. (The), 5.95%, 04/01/41	5,000,000	6,847,676
L Brands, Inc., 7.00%, 05/01/20	4,000,000	4,540,000

		18,305,613

Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc., 3.45%, 05/06/24	7,500,000	8,143,741

Textiles, Apparel & Luxury Goods 0.3%
Hanesbrands, Inc., 6.38%, 12/15/20	1,200,000	1,272,000
Levi Strauss & Co., 7.63%, 05/15/20	1,000,000	1,048,750

		2,320,750

Wireless Telecommunication Services 0.8%
MetroPCS Wireless, Inc., 6.63%, 11/15/20	5,900,000	6,136,000

Total Corporate Bonds (cost $361,588,880)		366,950,207

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies 30.8%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# J13885 3.50%, 12/01/25	$2,982,381	$3,172,391
Pool# J14732 4.00%, 03/01/26	95	101
Pool# G14820 3.50%, 12/01/26	3,107,120	3,305,077
Pool# J19197 3.00%, 05/01/27	1,630,615	1,719,407
Pool# C91149 6.00%, 01/01/28	63,599	73,035
Pool# G14748 3.00%, 04/01/28	3,141,579	3,312,647
Pool# G01616 6.00%, 07/01/33	36,625	42,463
Pool# G08087 6.00%, 10/01/35	108,354	124,253
Pool# G05963 4.50%, 04/01/40	880,860	956,250
Pool# A95406 4.00%, 12/01/40	2,399,887	2,574,628
Pool# A96464 4.00%, 01/01/41	1,060,978	1,138,231
Pool# G06229 4.00%, 01/01/41	987,054	1,058,924
Pool# Q06025 4.00%, 02/01/42	2,833,833	3,076,480
Pool# Q09481 3.50%, 07/01/42	1,510,997	1,595,047
Pool# T60798 3.50%, 07/01/42	1,082,027	1,121,927
Pool# C09008 3.00%, 08/01/42	5,547,417	5,740,277
Pool# T65103
Pool# Q15265 3.00%, 01/01/43	5,134,610	5,308,304
Pool# Q22176 4.00%, 09/01/43	12,884,587	13,818,720
Federal National Mortgage Association Pool
Pool# AH9561 3.50%, 08/01/26	4,570,522	4,886,352
Pool# AL0578 3.50%, 08/01/26	423,189	449,853
Pool# MA0848 3.50%, 09/01/26	9,668,680	10,277,883
Pool# AJ5336 3.00%, 11/01/26	1,963,987	2,069,398
Pool# AJ6973 3.00%, 11/01/26	19,332,132	20,369,724
Pool# AL1121 3.50%, 12/01/26	5,863,573	6,233,024
Pool# AL4235 3.50%, 01/01/27	12,887,338	13,699,341
Pool# AL1345 3.00%, 02/01/27	3,275,811	3,451,630
Pool# AL1719 3.00%, 05/01/27	3,589,697	3,808,725
Pool# AL2908 3.00%, 08/01/27	904,299	952,834
Pool# AO3261 3.00%, 10/01/27	6,750,788	7,106,786
Pool# AL4180 3.50%, 09/01/28	6,475,261	6,883,253
Pool# MA2124 3.00%, 12/01/29	2,461,988	2,591,050
Pool# MA1165 3.00%, 09/01/32	1,542,147	1,613,953
Pool# MA1459 3.00%, 06/01/33	3,106,081	3,248,766
Pool# 730969 5.00%, 08/01/33	117,177	130,142
Pool# 932669 4.50%, 03/01/40	4,824,397	5,252,939
Pool# 890293 4.50%, 08/01/40	3,414,899	3,718,238
Pool# AE3328 4.00%, 10/01/40	8,005,192	8,593,387
Pool# AB1845 4.00%, 11/01/40	13,580,314	14,578,149
Pool# AH0315 4.00%, 12/01/40	17,944,326	19,260,009
Pool# AH1107 4.00%, 12/01/40	1,185,496	1,294,830
Pool# AB3274 4.50%, 07/01/41	1,069,866	1,174,763
Pool# AL0658 4.50%, 08/01/41	14,382,471	15,682,511
Pool# AJ1407 4.00%, 09/01/41	7,342,070	7,880,392
Pool# AJ9278 3.50%, 12/01/41	11,860,167	12,547,686
Pool# AJ8414 4.00%, 02/01/42	7,823,112	8,394,260
Pool# AB4696 4.00%, 03/01/42	3,953,329	4,292,604
Government National Mortgage Association I Pool
Pool# 783548, 3.00%, 02/15/27	7,794,465	8,274,008

Total U.S. Government Mortgage Backed Agencies (cost $242,075,575)		246,854,652

U.S. Government Sponsored & Agency Obligation 0.3%

	Principal Amount	Market Value
Federal National Mortgage Association 1.00%, 08/14/17	2,000,000	1,996,830

Total U.S. Government Sponsored & Agency Obligation (cost $2,000,000)		1,996,830

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Core Plus Bond Fund

U.S. Treasury Bond 3.1%

	Principal Amount	Market Value
U.S. Treasury Bond, 3.00%, 05/15/42	$21,140,000	$24,386,973

Total U.S. Treasury Bond (cost $21,727,190)		24,386,973

U.S. Treasury Notes 11.0%

	Principal Amount	Market Value
U.S. Treasury Notes 1.75%, 05/31/16	12,600,000	12,842,157
1.88%, 09/30/17	25,690,000	26,476,756
1.00%, 05/31/18	14,000,000	14,043,750
2.00%, 02/15/23	5,000,000	5,160,938
2.50%, 08/15/23	14,350,000	15,374,679
2.38%, 08/15/24	11,680,000	12,402,700
2.25%, 11/15/24	2,000,000	2,102,500

Total U.S. Treasury Notes (cost $86,745,597)		88,403,480

Yankee Dollars 0.8%

	Principal Amount	Market Value
Insurance 0.3%
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	2,500,000	2,656,504

Metals & Mining 0.1%
Thompson Creek Metals Co., Inc., 9.75%, 12/01/17	530,000	540,600

Oil, Gas & Consumable Fuels 0.4%
Burlington Resources Finance Co., 7.40%, 12/01/31	2,000,000	2,959,777

Total Yankee Dollars (cost $5,908,714)		6,156,881

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(e)(f)	992,200	992,200

Total Mutual Fund (cost $992,200)		992,200

Preferred Stocks 4.6%

	Shares	Market Value
Banks 0.5%
HSBC Holdings PLC, 8.00%, 12/15/15*(g)	70,000	1,880,200
JPMorgan Chase & Co., 6.70%, 03/01/19*(g)	72,200	1,924,130

		3,804,330

Capital Markets 0.3%
Morgan Stanley, 6.63%, 07/15/19*(g)	100,000	2,603,000

Consumer Finance 0.2%
Capital One Financial Corp., 6.70%,*(g)	65,000	1,717,950

Diversified Telecommunication Services 0.0%†
Qwest Corp., 7.00%, 07/01/52*(g)	10,500	275,310

Insurance 2.9%
Allstate Corp. (The), 6.75%, 10/15/18*(g)	161,250	4,465,012
Aspen Insurance Holdings Ltd., 7.25%, 07/01/17*(g)	112,691	2,960,393
Endurance Specialty Holdings Ltd. 7.50%, 06/01/16*(g)	50,000	1,330,500
7.75%, 12/15/15*(g)	79,000	2,069,800
Maiden Holdings Ltd., 8.25%, 08/29/17*(g)	10,000	263,300
Maiden Holdings North America Ltd., 7.75%, 12/01/43*(g)	126,000	3,418,380
Montpelier Re Holdings Ltd., 8.88%, 05/10/16*(g)	280,500	7,503,375
PartnerRe Ltd., 7.25%, 06/01/16*(g)	31,383	852,990

		22,863,750

Multi-Utilities 0.3%
DTE Energy Co., 6.50%, 12/01/61*(g)	100,000	2,694,000

Real Estate Investment Trusts (REITs) 0.4%
Digital Realty Trust, Inc., 7.38%, 03/26/19*(g)	41,800	1,137,796
DuPont Fabros Technology, Inc. 7.63%, 03/15/16*(g)	18,445	484,919
7.88%, 10/15/15*(g)	55,000	1,430,000

		3,052,715

Thrifts & Mortgage Finance 0.0%†
Federal Home Loan Mortgage Corp., 8.38%, 12/31/17*(g)	35,000	143,500

Total Preferred Stocks (cost $36,666,772)		37,154,555

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Core Plus Bond Fund

Repurchase Agreement 1.3%

	Principal Amount	Market Value
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $10,751,247, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $10,966,226.(f)	$10,751,202	$10,751,202

Total Repurchase Agreement (cost $10,751,202)		10,751,202

Total Investments (cost $784,447,792) (h) — 100.0%		800,158,963
Other assets in excess of liabilities — 0.0%†		102,459

NET ASSETS — 100.0%		$800,261,422

†	Amount rounds to less than 0.1%.
*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2015. The maturity date represents the actual maturity date.
(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2015. The maturity date reflects the next call date.
(c)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $11,505,301.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2015 was $20,615,981 which represents 2.58% of net assets.
(e)	Represents 7-day effective yield as of January 31, 2015.
(f)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $11,743,402.
(g)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of January 31, 2015.
(h)	At January 31, 2015, the tax basis cost of the Fund’s investments was $784,447,791, tax unrealized appreciation and depreciation were $20,510,583 and $(4,799,411), respectively.

LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Core Plus Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$6,495,326	$—	$6,495,326
Collateralized Mortgage Obligations	—	10,016,657	—	10,016,657
Corporate Bonds	—	366,950,207	—	366,950,207
Mutual Fund	992,200	—	—	992,200
Preferred Stocks	37,154,555	—	—	37,154,555
Repurchase Agreement	—	10,751,202	—	10,751,202
U.S. Government Mortgage Backed Agencies	—	246,854,652	—	246,854,652
U.S. Government Sponsored & Agency Obligation	—	1,996,830	—	1,996,830
U.S. Treasury Bond	—	24,386,973	—	24,386,973
U.S. Treasury Notes	—	88,403,480	—	88,403,480
Yankee Dollars	—	6,156,881	—	6,156,881

Total	$38,146,755	$762,012,208	$—	$800,158,963

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.4%

	Principal Amount	Market Value
Automobiles 0.1%
Ally Auto Receivables Trust, Series 2012-4, Class A4, 0.80%, 10/16/17	$1,000,000	$1,000,403

Credit Card 0.3%
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75%, 07/15/20	1,191,000	1,331,482
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/16/24	625,000	624,389
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	750,000	788,584

		2,744,455

Total Asset-Backed Securities (cost $3,741,388)		3,744,858

Commercial Mortgage Backed Securities 2.0%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 01/15/49	1,534,436	1,642,590
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A4, 4.13%, 11/10/46	650,000	728,747
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500,000	538,655
COMM Mortgage Trust, Series 2014- CR16, Class A4, 4.05%, 04/10/47	750,000	834,821
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.77%, 05/15/46(a)	434,608	472,880
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K003, Class A5, 5.09%, 03/25/19	100,000	113,572
Series K004, Class A1, 3.41%, 05/25/19	286,811	302,320
Series K006, Class A1, 3.40%, 07/25/19	194,856	205,310
Series K014, Class A1, 2.79%, 10/25/20	70,630	73,670
Series K020, Class A2, 2.37%, 05/25/22	600,000	614,981
Series K026, Class A2, 2.51%, 11/25/22	200,000	206,353
Series K031, Class A2, 3.30%, 04/25/23(a)	100,000	108,720
Series K033, Class A2, 3.06%, 07/25/23(a)	100,000	106,976
Series K037, Class A2, 3.49%, 01/25/24	200,000	220,765
Series K038, Class A1, 2.60%, 10/25/23	194,480	202,696
Series K038, Class A2, 3.39%, 03/25/24	800,000	877,336
Series K713, Class A2, 2.31%, 03/25/20	500,000	515,678
Federal National Mortgage Association- ACES, Series 2014-M6, Class A2, 2.68%, 05/25/21(a)	150,000	157,016
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7, Class A4, 5.88%, 04/15/45(a)	1,000,000	1,041,000
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	1,965,391	2,084,553
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	300,000	319,880
Series 2011-C5, Class A3, 4.17%, 08/15/46	600,000	667,672
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.89%, 08/12/49(a)	857,000	937,811
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 02/15/46	1,300,000	1,343,889
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5, 5.71%, 05/15/43(a)	1,900,000	1,998,079
Series 2007-C33, Class A4, 5.94%, 02/15/51(a)	1,388,976	1,486,622
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4, 3.04%, 03/15/45	500,000	520,774

Total Commercial Mortgage Backed Securities (cost $16,903,931)		18,323,366

Corporate Bonds 25.1%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
Boeing Capital Corp., 4.70%, 10/27/19	250,000	283,524
Boeing Co. (The), 4.88%, 02/15/20	200,000	229,818
General Dynamics Corp., 3.88%, 07/15/21	150,000	165,835
L-3 Communications Corp., 4.95%, 02/15/21	250,000	276,641

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Aerospace & Defense (continued)
Lockheed Martin Corp., 4.07%, 12/15/42	$191,000	$208,698
Northrop Grumman Corp., 4.75%, 06/01/43	250,000	296,496
Raytheon Co., 6.40%, 12/15/18	144,000	170,284
3.13%, 10/15/20	250,000	264,590
3.15%, 12/15/24	75,000	78,636
Rockwell Collins, Inc., 5.25%, 07/15/19	70,000	79,779
United Technologies Corp., 6.13%, 07/15/38	150,000	208,042
4.50%, 06/01/42	250,000	287,782

		2,550,125

Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	228,960	248,193
Delta Air Lines Pass Through Trust, Series 2012-1, Class A, 4.75%, 05/07/20	216,209	233,505
Southwest Airlines Co., 5.13%, 03/01/17	103,000	110,550
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	250,000	263,750

		855,998

Auto Components 0.1%
Delphi Corp., 4.15%, 03/15/24	150,000	161,558
Johnson Controls, Inc., 1.40%, 11/02/17	500,000	497,827
4.25%, 03/01/21	100,000	109,778

		769,163

Automobiles 0.3%
American Honda Finance Corp., 2.25%, 08/15/19	500,000	510,741
Ford Motor Co., 7.45%, 07/16/31	350,000	493,130
Ford Motor Credit Co. LLC, 1.70%, 05/09/16	500,000	502,043
1.50%, 01/17/17	250,000	249,845
5.88%, 08/02/21	250,000	295,448
3.66%, 09/08/24	250,000	257,852
Toyota Motor Credit Corp., 2.10%, 01/17/19	350,000	357,831
2.13%, 07/18/19	350,000	359,018

		3,025,908

Banks 4.5%
Abbey National Treasury Services PLC, 4.00%, 04/27/16	125,000	129,701
Australia & New Zealand Banking Group Ltd., 1.50%, 01/16/18	250,000	250,376
Banco do Brasil SA, 3.88%, 10/10/22	300,000	277,411
Bank of America Corp., 5.63%, 10/14/16	440,000	471,534
3.88%, 03/22/17	500,000	525,783
2.00%, 01/11/18	300,000	301,609
5.63%, 07/01/20	250,000	289,770
5.70%, 01/24/22	250,000	293,562
4.10%, 07/24/23	250,000	269,864
4.25%, 10/22/26	645,000	669,761
5.88%, 02/07/42	250,000	325,185
5.00%, 01/21/44	400,000	476,251
Bank of America NA, 6.00%, 06/15/16	205,000	217,254
5.30%, 03/15/17	500,000	537,403
Bank of Montreal, 1.30%, 07/15/16	500,000	505,264
Bank of New York Mellon Corp. (The), 2.30%, 07/28/16	450,000	461,468
2.30%, 09/11/19	500,000	512,004
Bank of Nova Scotia, 2.90%, 03/29/16	650,000	667,310
Bank One Corp., 8.00%, 04/29/27	202,000	276,491
Barclays Bank PLC, 5.14%, 10/14/20	250,000	278,099
Barclays PLC, 2.75%, 11/08/19	500,000	511,706
BB&T Corp., 2.15%, 03/22/17	400,000	408,044
2.45%, 01/15/20	300,000	306,540
BNP Paribas SA, 3.60%, 02/23/16	250,000	257,327
2.70%, 08/20/18	500,000	515,424
4.25%, 10/15/24	250,000	263,620
BPCE SA, 4.00%, 04/15/24	250,000	272,062
Branch Banking & Trust Co., 1.45%, 10/03/16	250,000	252,339
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16	500,000	505,000
Capital One Financial Corp., 3.75%, 04/24/24	100,000	104,934
Capital One NA, 2.40%, 09/05/19	250,000	252,663
Citigroup, Inc., 3.95%, 06/15/16	675,000	701,158
5.85%, 08/02/16	287,000	306,787
6.13%, 11/21/17	500,000	560,874
3.38%, 03/01/23	350,000	360,880
3.88%, 10/25/23	350,000	372,527
3.75%, 06/16/24	300,000	315,501

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Citigroup, Inc., (continued) 5.50%, 09/13/25	$250,000	$283,085
4.30%, 11/20/26	350,000	360,792
6.63%, 06/15/32	232,000	293,997
5.88%, 02/22/33	82,000	96,546
Commonwealth Bank of Australia, 1.90%, 09/18/17	250,000	252,957
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.38%, 01/19/17	250,000	261,343
5.25%, 05/24/41	125,000	154,534
5.75%, 12/01/43	250,000	315,966
Credit Suisse, 2.30%, 05/28/19	250,000	253,555
3.00%, 10/29/21	500,000	510,886
Discover Bank, 7.00%, 04/15/20	300,000	361,264
Fifth Third Bancorp, 3.50%, 03/15/22	300,000	317,436
HSBC Bank USA NA, 5.88%, 11/01/34	498,000	655,719
HSBC Holdings PLC, 4.00%, 03/30/22	500,000	546,122
4.25%, 03/14/24	250,000	268,764
HSBC USA, Inc., 1.63%, 01/16/18	500,000	502,207
2.63%, 09/24/18	250,000	257,842
2.38%, 11/13/19	350,000	356,351
Industrial & Commercial Bank of China Ltd., 3.23%, 11/13/19	250,000	256,032
Intesa Sanpaolo SpA, 3.88%, 01/15/19	200,000	211,133
JPMorgan Chase & Co., 3.15%, 07/05/16	400,000	411,904
2.20%, 10/22/19	500,000	502,572
4.63%, 05/10/21	500,000	559,885
3.38%, 05/01/23	250,000	251,343
3.63%, 05/13/24	350,000	367,888
3.13%, 01/23/25	250,000	251,396
5.60%, 07/15/41	350,000	447,201
4.85%, 02/01/44	250,000	293,137
JPMorgan Chase Bank NA, 6.00%, 07/05/17	530,000	586,158
KeyBank NA, 2.50%, 12/15/19	250,000	256,174
KeyCorp, 5.10%, 03/24/21	150,000	173,035
Korea Development Bank (The), 3.25%, 03/09/16	500,000	512,140
Korea Finance Corp., 4.63%, 11/16/21	200,000	227,972
Kreditanstalt fuer Wiederaufbau, 5.13%, 03/14/16	400,000	421,352
2.00%, 06/01/16	500,000	510,705
4.38%, 03/15/18	800,000	883,384
1.00%, 06/11/18	1,000,000	999,715
2.75%, 09/08/20	550,000	590,575
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	600,000	653,200
National Australia Bank Ltd., 1.30%, 07/25/16	250,000	252,240
Oesterreichische Kontrollbank AG, 4.88%, 02/16/16	250,000	261,689
PNC Bank NA, 2.95%, 01/30/23	350,000	351,499
3.30%, 10/30/24	250,000	263,652
PNC Funding Corp., 5.13%, 02/08/20	400,000	457,173
Royal Bank of Canada, 1.40%, 10/13/17	315,000	317,343
2.20%, 07/27/18	500,000	511,695
Royal Bank of Scotland PLC (The), 4.38%, 03/16/16	500,000	518,380
State Street Bank & Trust Co., 5.30%, 01/15/16	200,000	208,704
State Street Corp., 4.38%, 03/07/21	300,000	336,738
3.30%, 12/16/24	155,000	162,463
Sumitomo Mitsui Banking Corp., 1.80%, 07/18/17	500,000	503,379
2.45%, 01/16/20	250,000	255,000
SunTrust Banks, Inc., 3.60%, 04/15/16	150,000	154,315
3.50%, 01/20/17	350,000	365,610
Toronto-Dominion Bank (The), 2.38%, 10/19/16	250,000	256,716
1.40%, 04/30/18	250,000	249,780
US Bancorp, 1.65%, 05/15/17	350,000	354,860
4.13%, 05/24/21	100,000	111,494
3.60%, 09/11/24	250,000	263,080
US Bank NA, 2.13%, 10/28/19	500,000	508,828
Wells Fargo & Co., 3.68%, 06/15/16(b)	550,000	570,712
5.13%, 09/15/16	144,000	153,503
1.50%, 01/16/18	750,000	752,127
2.15%, 01/15/19	500,000	506,931
3.00%, 01/22/21	500,000	522,118
5.38%, 02/07/35	118,000	148,539
5.61%, 01/15/44	483,000	601,199
Westpac Banking Corp., 2.25%, 07/30/18	500,000	511,539

		39,851,059

Beverages 0.5%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	164,000	185,117
6.00%, 11/01/41	103,000	141,397

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Beverages (continued)
Anheuser-Busch InBev Finance, Inc., 4.63%, 02/01/44	$350,000	$398,880
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 04/15/20	200,000	229,210
2.50%, 07/15/22	250,000	250,514
Coca-Cola Co. (The), 3.15%, 11/15/20	200,000	214,704
3.20%, 11/01/23	400,000	428,695
Diageo Capital PLC, 1.13%, 04/29/18	350,000	346,983
Diageo Investment Corp., 2.88%, 05/11/22	500,000	514,710
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	250,000	263,811
Molson Coors Brewing Co., 3.50%, 05/01/22	250,000	261,065
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	144,000	207,875
PepsiCo, Inc., 3.13%, 11/01/20	200,000	212,651
3.60%, 03/01/24	250,000	270,731
3.60%, 08/13/42	300,000	294,654

		4,220,997

Biotechnology 0.3%
Amgen, Inc., 2.30%, 06/15/16	200,000	203,780
3.45%, 10/01/20	200,000	213,178
3.63%, 05/22/24	400,000	421,490
6.40%, 02/01/39	300,000	401,728
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	100,000	108,500
Celgene Corp., 3.25%, 08/15/22	200,000	206,490
4.63%, 05/15/44	150,000	166,807
Gilead Sciences, Inc., 3.05%, 12/01/16	100,000	103,915
2.05%, 04/01/19	500,000	511,355
4.50%, 04/01/21	100,000	113,580
3.70%, 04/01/24	150,000	163,117
3.50%, 02/01/25	145,000	155,486
4.50%, 02/01/45	250,000	287,813

		3,057,239

Capital Markets 1.2%
Ameriprise Financial, Inc., 5.30%, 03/15/20	100,000	115,570
4.00%, 10/15/23	250,000	273,219
Bear Stearns Cos. LLC (The), 4.65%, 07/02/18	246,000	267,886
Charles Schwab Corp. (The), 2.20%, 07/25/18	150,000	153,279
Credit Suisse USA, Inc., 5.85%, 08/16/16	300,000	322,600
7.13%, 07/15/32	195,000	284,563
Deutsche Bank AG, 4.30%, 05/24/28(a)	250,000	250,666
Franklin Resources, Inc., 2.80%, 09/15/22	250,000	258,159
Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	430,000	441,067
2.90%, 07/19/18	500,000	516,802
2.55%, 10/23/19	500,000	505,896
Series D, 6.00%, 06/15/20	500,000	589,667
5.75%, 01/24/22	250,000	296,598
4.00%, 03/03/24	250,000	267,081
6.13%, 02/15/33	200,000	255,536
6.75%, 10/01/37	450,000	586,281
4.80%, 07/08/44	250,000	283,173
Jefferies Group LLC, 6.88%, 04/15/21	250,000	286,362
Morgan Stanley, 1.75%, 02/25/16	500,000	503,398
3.80%, 04/29/16	200,000	206,754
4.75%, 03/22/17	500,000	533,525
2.13%, 04/25/18	250,000	252,050
2.50%, 01/24/19	350,000	355,648
7.30%, 05/13/19	400,000	481,428
5.50%, 07/28/21	150,000	174,684
4.10%, 05/22/23	350,000	361,694
3.70%, 10/23/24	500,000	524,584
4.35%, 09/08/26	250,000	260,891
7.25%, 04/01/32	226,000	317,369
TD Ameritrade Holding Corp., 3.63%, 04/01/25	250,000	265,177
UBS AG, 5.88%, 07/15/16	400,000	427,572
5.88%, 12/20/17	250,000	279,921

		10,899,100

Chemicals 0.5%
Air Products & Chemicals, Inc., 1.20%, 10/15/17	250,000	250,250
CF Industries, Inc., 3.45%, 06/01/23	200,000	203,776
Dow Chemical Co. (The), 4.13%, 11/15/21	150,000	163,502
3.50%, 10/01/24	250,000	257,449
4.38%, 11/15/42	350,000	363,261
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	265,000	286,657
4.90%, 01/15/41	200,000	232,318
Eastman Chemical Co., 3.60%, 08/15/22	250,000	262,114
3.80%, 03/15/25	215,000	226,270
Ecolab, Inc., 2.25%, 01/12/20	135,000	136,741
4.35%, 12/08/21	100,000	111,872
Lubrizol Corp., 6.50%, 10/01/34	103,000	146,026
LyondellBasell Industries NV, 6.00%, 11/15/21	400,000	469,500
Monsanto Co., 2.75%, 07/15/21	500,000	515,389
4.20%, 07/15/34	70,000	78,092
Mosaic Co. (The), 5.45%, 11/15/33	250,000	297,396
Praxair, Inc., 4.05%, 03/15/21	150,000	165,478

		4,166,091

Commercial Services & Supplies 0.1%
CDK Global, Inc., 4.50%, 10/15/24(c)	250,000	263,251

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Services & Supplies (continued)
GATX Corp., 2.38%, 07/30/18	$250,000	$254,180
Massachusetts Institute of Technology, 4.68%, 07/01/14	75,000	93,006
Pitney Bowes, Inc., 4.75%, 05/15/18	62,000	66,850
Republic Services, Inc., 5.25%, 11/15/21	350,000	406,486
Waste Management, Inc., 7.00%, 07/15/28	113,000	151,799

		1,235,572

Communications Equipment 0.1%
Cisco Systems, Inc., 4.95%, 02/15/19	335,000	379,551
5.50%, 01/15/40	250,000	322,704
Motorola Solutions, Inc., 4.00%, 09/01/24	150,000	156,930
7.50%, 05/15/25	144,000	183,615
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	150,000	161,777

		1,204,577

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	117,268

Construction Materials 0.1%
CRH America, Inc., 6.00%, 09/30/16	465,000	499,539

Consumer Finance 0.2%
American Express Co., 6.15%, 08/28/17	125,000	139,640
3.63%, 12/05/24	250,000	261,273
6.80%, 09/01/66(a)	110,000	115,775
American Express Credit Corp., 1.13%, 06/05/17	250,000	250,479
Capital One Bank USA NA, 3.38%, 02/15/23	250,000	254,326
Synchrony Financial, 4.25%, 08/15/24	250,000	263,845

		1,285,338

Diversified Financial Services 0.7%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	70,351
Associates Corp. of North America, 6.95%, 11/01/18	236,000	277,925
AXA Financial, Inc., 7.00%, 04/01/28	92,000	120,801
General Electric Capital Corp., 5.40%, 02/15/17	415,000	451,945
5.63%, 09/15/17	550,000	613,460
1.60%, 11/20/17	500,000	506,138
5.63%, 05/01/18	500,000	565,728
2.20%, 01/09/20	250,000	254,879
5.30%, 02/11/21	250,000	290,795
Series A, 6.75%, 03/15/32	367,000	516,745
6.15%, 08/07/37	500,000	680,561
6.88%, 01/10/39	100,000	147,878
6.38%, 11/15/67(a)	150,000	162,000
Moody’s Corp., 4.50%, 09/01/22	100,000	110,169
Murray Street Investment Trust I, 4.65%, 03/09/17(b)	500,000	532,130
National Rural Utilities Cooperative Finance Corp., 5.45%, 04/10/17	400,000	437,592
Series C, 8.00%, 03/01/32	111,000	171,420
Western Union Co. (The), 6.20%, 11/17/36	100,000	105,491

		6,016,008

Diversified Telecommunication Services 1.2%
AT&T, Inc., 0.90%, 02/12/16	500,000	500,040
2.40%, 08/15/16	250,000	255,563
2.38%, 11/27/18	300,000	306,311
3.90%, 03/11/24	500,000	530,298
6.55%, 02/15/39	310,000	399,294
5.35%, 09/01/40	275,000	310,572
4.30%, 12/15/42	417,000	414,716
4.80%, 06/15/44	150,000	162,071
British Telecommunications PLC, 9.63%, 12/15/30	191,000	311,517
Deutsche Telekom International Finance BV, 5.75%, 03/23/16	273,000	287,582
8.75%, 06/15/30	106,000	162,433
Embarq Corp., 8.00%, 06/01/36	150,000	173,672
France Telecom SA, 9.00%, 03/01/31	133,000	207,664
GTE Corp., 6.94%, 04/15/28	103,000	132,952
Orange SA, 2.75%, 02/06/19	500,000	516,771
Telefonica Emisiones SAU, 5.46%, 02/16/21	500,000	575,822
4.57%, 04/27/23	200,000	223,058
Verizon Communications, Inc., 1.35%, 06/09/17	1,000,000	999,025
3.65%, 09/14/18	250,000	265,543
3.50%, 11/01/24	500,000	511,208
6.40%, 09/15/33	500,000	643,808
4.40%, 11/01/34	350,000	365,851
5.85%, 09/15/35	82,000	101,133
3.85%, 11/01/42	250,000	237,945
6.55%, 09/15/43	750,000	1,002,863
5.01%, 08/21/54(c)	150,000	164,311
Verizon Global Funding Corp., 7.75%, 12/01/30	510,000	728,884

		10,490,907

Electric Utilities 1.7%
Alabama Power Co., 5.70%, 02/15/33	276,000	362,530
4.15%, 08/15/44	150,000	173,124
Ameren Illinois Co., 2.70%, 09/01/22	350,000	358,708
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	187,986
Arizona Public Service Co., 5.50%, 09/01/35	150,000	200,719
Baltimore Gas & Electric Co., 5.90%, 10/01/16	115,000	124,517

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	$250,000	$312,909
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	244,903
Consolidated Edison Co. of New York, Inc., Series 08-A, 5.85%, 04/01/18	500,000	570,203
3.30%, 12/01/24	350,000	371,439
Series 03-A, 5.88%, 04/01/33	82,000	109,215
Dominion Resources, Inc., 5.20%, 08/15/19	100,000	113,987
3.63%, 12/01/24	250,000	264,304
Series B, 5.95%, 06/15/35	174,000	225,933
DTE Electric Co., 3.65%, 03/15/24	250,000	273,734
DTE Energy Co., 6.35%, 06/01/16	287,000	307,820
Duke Energy Carolinas LLC, 4.30%, 06/15/20	500,000	557,542
Duke Energy Corp., 3.05%, 08/15/22	200,000	208,212
Duke Energy Indiana, Inc., 3.75%, 07/15/20	100,000	108,587
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	51,000	60,545
Entergy Corp., 5.13%, 09/15/20	300,000	332,954
Exelon Corp., 5.63%, 06/15/35	250,000	309,955
Exelon Generation Co. LLC, 2.95%, 01/15/20	250,000	253,981
5.75%, 10/01/41	150,000	179,560
Florida Power & Light Co., 5.85%, 02/01/33	70,000	95,152
5.95%, 10/01/33	53,000	73,482
5.40%, 09/01/35	90,000	117,013
5.65%, 02/01/37	200,000	273,612
Florida Power Corp., 5.90%, 03/01/33	247,000	314,431
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	112,640
Hydro Quebec, Series GF, 8.88%, 03/01/26	109,000	166,172
LG&E and KU Energy LLC, 3.75%, 11/15/20	500,000	534,137
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	275,277
Nevada Power Co., 5.45%, 05/15/41	100,000	134,030
Nisource Finance Corp., 5.95%, 06/15/41	150,000	200,472
Northeast Utilities, 1.45%, 05/01/18	500,000	497,988
Series H, 3.15%, 01/15/25	125,000	127,470
Ohio Power Co., Series K, 6.00%, 06/01/16	349,000	372,856
Series G, 6.60%, 02/15/33	164,000	227,334
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42	150,000	199,861
Pacific Gas & Electric Co., 3.25%, 06/15/23	500,000	521,617
5.80%, 03/01/37	150,000	196,254
6.25%, 03/01/39	100,000	138,889
PacifiCorp, 5.25%, 06/15/35	123,000	157,584
PPL Capital Funding, Inc., 5.00%, 03/15/44	250,000	304,755
Progress Energy, Inc., 7.75%, 03/01/31	164,000	246,091
Public Service Co. of Colorado, 3.60%, 09/15/42	200,000	212,456
Public Service Electric & Gas Co., 3.05%, 11/15/24	250,000	260,543
3.95%, 05/01/42	200,000	222,612
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	135,804
San Diego Gas & Electric Co., 3.95%, 11/15/41	150,000	167,350
Scottish Power Ltd., 5.81%, 03/15/25	82,000	98,285
South Carolina Electric & Gas Co., 6.05%, 01/15/38	200,000	273,921
Southern California Edison Co., Series B, 2.40%, 02/01/22	250,000	252,968
6.00%, 01/15/34	123,000	171,727
Series 05-B, 5.55%, 01/15/36	164,000	219,297
Southern Co. (The), 1.95%, 09/01/16	250,000	254,442
Tampa Electric Co., 5.40%, 05/15/21	250,000	299,687
Virginia Electric and Power Co., Series D, 4.65%, 08/15/43	250,000	305,416
Wisconsin Electric Power Co., 2.95%, 09/15/21	250,000	263,298
5.63%, 05/15/33	41,000	56,225
Wisconsin Power & Light Co., 4.10%, 10/15/44	250,000	281,730
Xcel Energy, Inc., 5.61%, 04/01/17	173,000	189,323
6.50%, 07/01/36	123,000	177,880

		15,343,448

Electrical Equipment 0.2%
Energizer Holdings, Inc., 4.70%, 05/19/21	75,000	79,671
Honeywell International, Inc., 5.40%, 03/15/16	250,000	263,871
5.30%, 03/01/18	500,000	561,095
PerkinElmer, Inc., 5.00%, 11/15/21	100,000	112,546
Precision Castparts Corp., 1.25%, 01/15/18	175,000	174,457
Thermo Fisher Scientific, Inc., 3.60%, 08/15/21	250,000	265,626
4.15%, 02/01/24	500,000	546,690

		2,003,956

Electronic Equipment & Instruments 0.1%
Arrow Electronics, Inc., 4.50%, 03/01/23	100,000	107,128
Avnet Inc, 5.88%, 06/15/20	250,000	285,561

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electronic Equipment & Instruments (continued)
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	$200,000	$235,750

		628,439

Energy Equipment & Services 0.1%
Baker Hughes, Inc., 3.20%, 08/15/21	250,000	258,276
Halliburton Co., 6.70%, 09/15/38	250,000	344,137
National Oilwell Varco, Inc., 3.95%, 12/01/42	100,000	97,906
Plains Exploration & Production Co., 6.63%, 05/01/21	130,000	137,150
Weatherford International Ltd., 5.95%, 04/15/42	250,000	184,696

		1,022,165

Food & Staples Retailing 0.3%
CVS Health Corp., 3.38%, 08/12/24	500,000	526,900
Kroger Co. (The), 4.00%, 02/01/24	350,000	380,293
7.50%, 04/01/31	178,000	251,971
Safeway, Inc., 5.00%, 08/15/19	105,000	106,764
3.95%, 08/15/20	100,000	102,322
Sysco Corp., 3.00%, 10/02/21	310,000	321,485
5.38%, 09/21/35	74,000	94,851
Walgreen Co., 1.80%, 09/15/17	250,000	252,736
3.10%, 09/15/22	150,000	153,587
Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	500,000	518,652
4.50%, 11/18/34	155,000	168,997

		2,878,558

Food Products 0.5%
Archer-Daniels-Midland Co., 5.38%, 09/15/35	103,000	132,184
Bunge Ltd. Finance Corp., 4.10%, 03/15/16	350,000	361,621
Campbell Soup Co., 4.25%, 04/15/21	100,000	111,539
ConAgra Foods, Inc., 7.00%, 10/01/28	154,000	202,062
4.65%, 01/25/43	66,000	71,618
General Mills, Inc., 2.20%, 10/21/19	500,000	505,340
3.15%, 12/15/21	200,000	209,119
JM Smucker Co. (The), 3.50%, 10/15/21	250,000	268,442
Kellogg Co., Series B, 7.45%, 04/01/31	103,000	139,284
Kraft Foods Group, Inc., 3.50%, 06/06/22	500,000	524,092
6.88%, 01/26/39	138,000	174,507
Mondelez International, Inc., 4.13%, 02/09/16	250,000	257,907
4.00%, 02/01/24	200,000	216,981
6.50%, 02/09/40	100,000	137,838
Tyson Foods, Inc., 4.50%, 06/15/22	250,000	279,339
3.95%, 08/15/24	250,000	268,495
Unilever Capital Corp., 5.90%, 11/15/32	144,000	208,121

		4,068,489

Gas Utilities 0.9%
AGL Capital Corp., 4.40%, 06/01/43	250,000	284,540
Atmos Energy Corp., 4.13%, 10/15/44	350,000	396,754
Buckeye Partners LP, 4.15%, 07/01/23	250,000	250,705
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	212,000	241,263
DCP Midstream Operating LP, 3.88%, 03/15/23	200,000	187,301
El Paso Natural Gas Co. LLC, 8.37%, 06/15/32	50,000	65,968
Enable Midstream Partners LP, 5.00%, 05/15/44(c)	150,000	149,846
Enbridge Energy Partners LP, 5.20%, 03/15/20	250,000	277,331
Energy Transfer Partners LP, 4.65%, 06/01/21	100,000	106,853
5.20%, 02/01/22	250,000	274,862
6.05%, 06/01/41	100,000	114,686
Enterprise Products Operating LLC, Series L, 6.30%, 09/15/17	250,000	279,328
4.05%, 02/15/22	250,000	268,008
6.13%, 10/15/39	215,000	272,548
4.85%, 08/15/42	150,000	165,657
4.95%, 10/15/54	250,000	277,902
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	425,000	496,017
5.80%, 03/15/35	144,000	156,841
6.38%, 03/01/41	250,000	290,626
Kinder Morgan, Inc., 4.30%, 06/01/25	85,000	88,748
5.30%, 12/01/34	350,000	364,599
National Fuel Gas Co., 3.75%, 03/01/23	250,000	261,352
ONEOK Partners LP, 3.38%, 10/01/22	500,000	465,125
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 06/15/44	250,000	266,740
Sempra Energy, 4.05%, 12/01/23	200,000	220,746
6.00%, 10/15/39	100,000	133,942
Southern California Gas Co., 3.15%, 09/15/24	250,000	264,695
Southern Natural Gas Co. LLC, 5.90%, 04/01/17(c)	200,000	215,719
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	148,176

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	$250,000	$247,092
5.35%, 05/15/45	150,000	159,690
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	264,084
Williams Cos., Inc. (The), 3.70%, 01/15/23	300,000	272,840
Williams Partners LP, 7.25%, 02/01/17	100,000	110,155
5.40%, 03/04/44	250,000	253,815

		8,294,554

Health Care Providers & Services 0.8%
Aetna, Inc., 6.63%, 06/15/36	250,000	352,301
Baxter International, Inc., 5.38%, 06/01/18	435,000	486,135
Becton, Dickinson and Co., 3.13%, 11/08/21	250,000	257,854
3.73%, 12/15/24	285,000	302,751
Boston Scientific Corp., 6.40%, 06/15/16	150,000	160,322
2.65%, 10/01/18	250,000	254,713
Cardinal Health, Inc., 3.20%, 06/15/22	200,000	207,046
CareFusion Corp., 3.30%, 03/01/23	250,000	254,808
Cigna Corp., 5.38%, 02/15/42	150,000	192,143
Covidien International Finance SA, 6.00%, 10/15/17	440,000	494,473
Express Scripts, Inc., 3.90%, 02/15/22	250,000	267,446
Humana, Inc., 3.15%, 12/01/22	250,000	253,123
Laboratory Corp. of America Holdings, 3.13%, 05/15/16	150,000	153,575
3.75%, 08/23/22	200,000	210,489
McKesson Corp., 6.00%, 03/01/41	100,000	133,303
Medtronic, Inc., 3.15%, 03/15/22(c)	135,000	141,500
3.63%, 03/15/24	200,000	215,533
3.50%, 03/15/25(c)	250,000	264,881
4.00%, 04/01/43	200,000	209,937
4.63%, 03/15/45(c)	250,000	286,623
St. Jude Medical, Inc., 3.25%, 04/15/23	200,000	207,594
Stryker Corp., 1.30%, 04/01/18	350,000	349,336
UnitedHealth Group, Inc., 5.38%, 03/15/16	205,000	215,892
1.63%, 03/15/19	250,000	250,996
5.80%, 03/15/36	417,000	557,175
WellPoint, Inc., 3.50%, 08/15/24	250,000	260,725
4.63%, 05/15/42	350,000	391,838
Zimmer Holdings, Inc., 3.38%, 11/30/21	150,000	157,464

		7,489,976

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp., 5.38%, 08/15/21	100,000	114,278
Marriott International, Inc., Series N, 3.13%, 10/15/21	250,000	258,705
McDonald’s Corp., 5.35%, 03/01/18	240,000	268,884
4.88%, 07/15/40	250,000	295,684
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	171,495
Yum! Brands, Inc., 6.88%, 11/15/37	13,000	17,544

		1,126,590

Household Durables 0.1%
Emerson Electric Co., 6.00%, 08/15/32	57,000	77,695
Newell Rubbermaid, Inc., 2.88%, 12/01/19	250,000	255,435
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150,000	153,563
Whirlpool Corp., 3.70%, 05/01/25	250,000	262,182

		748,875

Household Products 0.1%
Clorox Co. (The), 3.50%, 12/15/24	250,000	259,523
Kimberly-Clark Corp., 2.40%, 03/01/22	250,000	253,923

		513,446

Industrial Conglomerates 0.4%
3M Co., 5.70%, 03/15/37	50,000	69,153
Danaher Corp., 2.30%, 06/23/16	100,000	102,438
3.90%, 06/23/21	100,000	111,053
Dover Corp., 5.38%, 03/01/41	50,000	64,290
Eaton Corp., 2.75%, 11/02/22	250,000	254,379
4.00%, 11/02/32	150,000	160,952
General Electric Co., 5.25%, 12/06/17	400,000	446,121
2.70%, 10/09/22	250,000	257,364
3.38%, 03/11/24	250,000	268,771
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	242,496

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Industrial Conglomerates (continued)
Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 01/15/19	$50,000	$51,509
5.75%, 06/15/43	50,000	62,640
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24	250,000	254,831
Parker-Hannifin Corp., 4.20%, 11/21/34	250,000	281,969
Pentair Finance SA, 1.88%, 09/15/17	250,000	251,007
Textron, Inc., 4.30%, 03/01/24	250,000	271,105
Tyco Electronics Group SA, 3.50%, 02/03/22	150,000	159,778

		3,309,856

Information Technology Services 0.2%
Computer Sciences Corp., 4.45%, 09/15/22	100,000	104,666
Fiserv, Inc., 4.75%, 06/15/21	200,000	227,142
International Business Machines Corp., 1.95%, 07/22/16	100,000	102,069
1.63%, 05/15/20	500,000	496,241
2.90%, 11/01/21	150,000	156,978
5.88%, 11/29/32	250,000	330,828
Xerox Corp., 6.35%, 05/15/18	200,000	227,911

		1,645,835

Insurance 1.0%
ACE INA Holdings, Inc., 2.70%, 03/13/23	250,000	251,822
Aflac, Inc., 3.63%, 11/15/24	250,000	265,339
6.90%, 12/17/39	100,000	142,633
Alleghany Corp., 4.95%, 06/27/22	250,000	283,368
Allstate Corp. (The), 6.50%, 05/15/67(a)	145,000	161,675
American International Group, Inc., 5.60%, 10/18/16	290,000	311,769
8.18%, 05/15/68(a)	250,000	343,125
Aon Corp., 5.00%, 09/30/20	400,000	455,712
Assurant, Inc., 2.50%, 03/15/18	250,000	254,987
Berkshire Hathaway Finance Corp., 1.30%, 05/15/18	500,000	501,479
Berkshire Hathaway, Inc., 1.55%, 02/09/18	500,000	503,421
Chubb Corp. (The), 6.38%, 03/29/67(a)	300,000	322,500
CNA Financial Corp., 5.75%, 08/15/21	250,000	292,359
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	100,000	132,078
ING US, Inc., 5.50%, 07/15/22	250,000	289,452
Lincoln National Corp., 4.85%, 06/24/21	50,000	56,348
6.15%, 04/07/36	160,000	209,131
Loews Corp., 4.13%, 05/15/43	100,000	102,990
Markel Corp., 3.63%, 03/30/23	250,000	261,231
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	300,000	342,677
MetLife, Inc., 1.90%, 12/15/17	500,000	508,431
3.05%, 12/15/22	250,000	259,216
5.70%, 06/15/35	86,000	113,860
4.72%, 12/15/44	250,000	293,082
6.40%, 12/15/66	200,000	226,750
Nationwide Financial Services, Inc., 6.75%, 05/15/67(d)	75,000	78,375
Principal Financial Group, Inc., 3.30%, 09/15/22	250,000	258,001
Progressive Corp. (The), 3.75%, 08/23/21	150,000	165,709
6.25%, 12/01/32	113,000	154,707
Prudential Financial, Inc., 5.38%, 06/21/20	250,000	290,000
Series B, 5.75%, 07/15/33	103,000	132,526
6.63%, 06/21/40	200,000	283,764
5.63%, 06/15/43(a)	150,000	157,125
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	112,639
SunAmerica Financial Group, Inc., 7.50%, 07/15/25	103,000	143,072
Travelers Cos., Inc. (The), 5.75%, 12/15/17	90,000	100,918
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	185,996
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	113,837

		9,062,104

Internet & Catalog Retail 0.2%
Alibaba Group Holding Ltd., 3.13%, 11/28/21(c)	200,000	202,176
Amazon.com, Inc., 3.30%, 12/05/21	250,000	261,295
4.80%, 12/05/34	250,000	278,794
eBay, Inc., 1.35%, 07/15/17	500,000	498,536
3.25%, 10/15/20	100,000	103,287
Expedia, Inc., 5.95%, 08/15/20	150,000	168,776
QVC, Inc., 4.38%, 03/15/23	100,000	103,066

		1,615,930

Internet Software & Services 0.0%†
Google, Inc., 3.63%, 05/19/21	100,000	110,028

Machinery 0.2%
Caterpillar Financial Services Corp., 5.50%, 03/15/16	205,000	216,294

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Machinery (continued)
Caterpillar Financial Services Corp., (continued)
2.75%, 08/20/21	$500,000	$517,118
Caterpillar, Inc., 2.60%, 06/26/22	250,000	254,565
6.05%, 08/15/36	123,000	168,927
3.80%, 08/15/42	97,000	99,499
Deere & Co., 3.90%, 06/09/42	200,000	216,446
IDEX Corp., 4.20%, 12/15/21	200,000	216,141
John Deere Capital Corp., 1.30%, 03/12/18	400,000	402,219

		2,091,209

Media 1.3%
21st Century Fox America, Inc., 3.70%, 09/15/24	350,000	376,396
CBS Corp., 1.95%, 07/01/17	350,000	354,191
3.70%, 08/15/24	250,000	259,789
5.50%, 05/15/33	82,000	97,763
Comcast Corp., 5.90%, 03/15/16	287,000	303,985
6.50%, 01/15/17	507,000	561,448
4.25%, 01/15/33	250,000	280,297
7.05%, 03/15/33	205,000	297,943
6.50%, 11/15/35	70,000	99,697
6.95%, 08/15/37	205,000	303,123
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 03/01/16	250,000	256,849
4.60%, 02/15/21	250,000	273,725
3.80%, 03/15/22	500,000	524,148
3.95%, 01/15/25	350,000	367,026
Discovery Communications LLC, 5.05%, 06/01/20	350,000	391,918
Grupo Televisa SAB, 5.00%, 05/13/45	250,000	265,460
Historic TW, Inc., 6.88%, 06/15/18	122,000	142,390
NBCUniversal Media LLC, 5.15%, 04/30/20	250,000	288,779
5.95%, 04/01/41	100,000	136,747
4.45%, 01/15/43	200,000	229,557
News America, Inc., 8.00%, 10/17/16	82,000	91,543
7.28%, 06/30/28	53,000	70,380
6.55%, 03/15/33	450,000	615,549
Omnicom Group, Inc., 5.90%, 04/15/16	123,000	130,012
3.63%, 05/01/22	50,000	52,788
3.65%, 11/01/24	500,000	522,544
Thomson Reuters Corp., 6.50%, 07/15/18	400,000	460,944
3.85%, 09/29/24	250,000	262,767
Time Warner Cable, Inc., 6.75%, 07/01/18	415,000	480,107
6.75%, 06/15/39	250,000	336,061
4.50%, 09/15/42	250,000	266,590
Time Warner, Inc., 7.63%, 04/15/31	523,000	756,365
7.70%, 05/01/32	248,000	365,218
Viacom, Inc., 3.25%, 03/15/23	400,000	399,438
4.38%, 03/15/43	200,000	194,278
Walt Disney Co. (The), 1.10%, 12/01/17	500,000	501,080
4.13%, 06/01/44	250,000	283,151
WPP Finance 2010, 4.75%, 11/21/21	100,000	112,573
3.75%, 09/19/24	250,000	263,314

		11,975,933

Metals & Mining 0.6%
Barrick Gold Corp., 4.10%, 05/01/23	250,000	247,897
5.25%, 04/01/42	200,000	199,748
BHP Billiton Finance USA Ltd., 1.63%, 02/24/17	250,000	253,193
3.25%, 11/21/21	250,000	263,700
3.85%, 09/30/23	500,000	535,118
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 03/01/17	500,000	498,062
3.55%, 03/01/22	100,000	88,643
5.45%, 03/15/43	100,000	83,753
Freeport-McMoRan, Inc., 4.00%, 11/14/21	350,000	331,502
5.40%, 11/14/34	100,000	86,779
Goldcorp, Inc., 2.13%, 03/15/18	250,000	250,278
Kinross Gold Corp., 5.13%, 09/01/21	100,000	101,088
Newmont Mining Corp., 5.88%, 04/01/35	164,000	169,269
Nucor Corp., 4.00%, 08/01/23	250,000	267,658
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	144,000	176,356
Rio Tinto Finance USA Ltd., 4.13%, 05/20/21	250,000	267,220
Rio Tinto Finance USA PLC, 1.38%, 06/17/16	350,000	351,830
2.88%, 08/21/22	200,000	198,159
Southern Copper Corp., 6.75%, 04/16/40	250,000	260,580
Teck Resources Ltd., 4.75%, 01/15/22	500,000	468,693
Vale Overseas Ltd., 6.88%, 11/21/36	306,000	311,045
Vale SA, 5.63%, 09/11/42	150,000	132,239

		5,542,810

Multiline Retail 0.5%
Costco Wholesale Corp., 5.50%, 03/15/17	200,000	219,476
Dollar General Corp., 1.88%, 04/15/18	250,000	247,367
Kohl’s Corp., 4.00%, 11/01/21	100,000	106,659
3.25%, 02/01/23	150,000	150,530
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16	85,000	92,234
6.90%, 04/01/29	50,000	66,720
6.70%, 07/15/34	150,000	203,233

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Multiline Retail (continued)
Nordstrom, Inc., 4.00%, 10/15/21	$250,000	$274,854
Target Corp., 6.00%, 01/15/18	300,000	341,127
6.35%, 11/01/32	217,000	299,045
Wal-Mart Stores, Inc., 1.13%, 04/11/18	500,000	501,148
4.25%, 04/15/21	500,000	564,487
3.30%, 04/22/24	400,000	429,614
7.55%, 02/15/30	82,000	124,813
5.25%, 09/01/35	242,000	308,543
6.20%, 04/15/38	250,000	351,439
5.63%, 04/15/41	150,000	202,360

		4,483,649

Oil, Gas & Consumable Fuels 2.0%
Anadarko Petroleum Corp., 5.95%, 09/15/16	200,000	213,862
6.38%, 09/15/17	100,000	111,215
6.45%, 09/15/36	269,000	342,912
Apache Corp., 3.63%, 02/01/21	250,000	260,398
4.75%, 04/15/43	250,000	252,073
BP Capital Markets PLC, 3.20%, 03/11/16	300,000	307,780
1.38%, 05/10/18	750,000	743,045
4.50%, 10/01/20	100,000	110,741
3.56%, 11/01/21	250,000	265,803
Canadian Natural Resources Ltd., 3.90%, 02/01/25	200,000	197,886
6.25%, 03/15/38	210,000	237,354
Cenovus Energy, Inc., 5.70%, 10/15/19	200,000	219,725
3.80%, 09/15/23	250,000	246,029
Chevron Corp., 1.72%, 06/24/18	500,000	507,444
2.19%, 11/15/19	305,000	314,077
2.36%, 12/05/22	250,000	250,807
ConocoPhillips, 5.90%, 10/15/32	123,000	159,665
6.50%, 02/01/39	200,000	275,277
ConocoPhillips Co., 2.40%, 12/15/22	250,000	246,996
3.35%, 11/15/24	250,000	261,041
4.15%, 11/15/34	145,000	157,580
Continental Resources, Inc., 4.90%, 06/01/44	150,000	127,596
Devon Energy Corp., 7.95%, 04/15/32	250,000	351,870
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43	100,000	86,674
Ecopetrol SA, 5.88%, 05/28/45	325,000	310,375
Ensco PLC, 4.50%, 10/01/24(e)	500,000	484,370
EOG Resources, Inc., 5.63%, 06/01/19	130,000	149,634
4.10%, 02/01/21	200,000	217,766
Exxon Mobil Corp., 3.18%, 03/15/24	350,000	378,080
Hess Corp., 7.30%, 08/15/31	196,000	241,861
Husky Energy, Inc., 3.95%, 04/15/22	200,000	203,892
Marathon Oil Corp., 6.80%, 03/15/32	82,000	103,134
Marathon Petroleum Corp., 5.13%, 03/01/21	300,000	338,271
3.63%, 09/15/24	250,000	252,127
Murphy Oil Corp., 5.13%, 12/01/42	100,000	85,166
Nabors Industries, Inc., 5.00%, 09/15/20	300,000	285,111
Noble Energy, Inc., 3.90%, 11/15/24	250,000	252,430
6.00%, 03/01/41	150,000	167,799
Noble Holding International Ltd., 5.25%, 03/15/42	100,000	77,092
Occidental Petroleum Corp., 3.13%, 02/15/22	200,000	204,384
Pemex Project Funding Master Trust, 6.63%, 06/15/35	301,000	344,734
Petrobras Global Finance BV, 4.38%, 05/20/23	500,000	412,500
6.25%, 03/17/24	250,000	229,050
7.25%, 03/17/44	250,000	217,500
Petrobras International Finance Co., 5.38%, 01/27/21	400,000	358,150
Petroleos Mexicanos, 3.50%, 07/18/18	500,000	510,973
4.50%, 01/23/26(c)	250,000	249,792
5.50%, 06/27/44	250,000	248,604
6.38%, 01/23/45	250,000	278,050
Phillips 66, 4.65%, 11/15/34	250,000	271,829
5.88%, 05/01/42	150,000	179,092
Pioneer Natural Resources Co., 3.95%, 07/15/22	50,000	50,906
Pride International, Inc., 8.50%, 06/15/19	100,000	117,565
Rowan Cos., Inc., 4.75%, 01/15/24	75,000	71,169
Shell International Finance BV, 1.13%, 08/21/17	1,000,000	1,002,737
6.38%, 12/15/38	250,000	363,163
Southwestern Energy Co., 4.10%, 03/15/22	150,000	147,275
Statoil ASA, 3.13%, 08/17/17	250,000	261,738
1.15%, 05/15/18	250,000	247,825
2.75%, 11/10/21	500,000	520,634
Total Capital International SA, 3.70%, 01/15/24	500,000	541,902
Total Capital SA, 2.30%, 03/15/16	250,000	254,906
Transocean, Inc., 2.50%, 10/15/17	250,000	218,750
6.38%, 12/15/21	150,000	122,250
7.50%, 04/15/31	123,000	99,015
Valero Energy Corp., 7.50%, 04/15/32	82,000	105,274

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp., (continued)
6.63%, 06/15/37	$100,000	$121,014

		17,545,739

Paper & Forest Products 0.1%
Domtar Corp., 10.75%, 06/01/17	50,000	59,297
Georgia-Pacific LLC, 8.88%, 05/15/31	200,000	318,865
International Paper Co., 4.80%, 06/15/44	250,000	273,098

		651,260

Personal Products 0.1%
Colgate-Palmolive Co., 2.45%, 11/15/21	100,000	103,452
Procter & Gamble Co. (The), 1.90%, 11/01/19	250,000	255,082
5.80%, 08/15/34	205,000	290,362

		648,896

Pharmaceuticals 0.9%
Abbott Laboratories, 4.13%, 05/27/20	250,000	276,721
AbbVie, Inc., 2.00%, 11/06/18	500,000	504,857
4.40%, 11/06/42	75,000	81,672
Actavis Funding SCS, 3.85%, 06/15/24	40,000	41,142
4.85%, 06/15/44	150,000	158,544
Allergan, Inc., 1.35%, 03/15/18	300,000	294,662
AstraZeneca PLC, 5.90%, 09/15/17	300,000	336,796
6.45%, 09/15/37	140,000	200,588
Bristol-Myers Squibb Co., 2.00%, 08/01/22	350,000	343,772
Eli Lilly & Co., 5.20%, 03/15/17	300,000	327,730
7.13%, 06/01/25	82,000	112,368
GlaxoSmithKline Capital PLC, 1.50%, 05/08/17	250,000	252,943
2.85%, 05/08/22	250,000	258,472
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	139,000	179,576
Johnson & Johnson, 2.95%, 09/01/20	100,000	106,486
2.45%, 12/05/21	250,000	260,820
4.95%, 05/15/33	287,000	362,330
Merck & Co., Inc., 1.10%, 01/31/18	500,000	499,523
4.15%, 05/18/43	250,000	282,721
Novartis Capital Corp., 3.40%, 05/06/24	500,000	540,853
Novartis Securities Investment Ltd., 5.13%, 02/10/19	330,000	377,506
Perrigo Co. PLC, 4.00%, 11/15/23	250,000	263,977
Pfizer, Inc., 4.65%, 03/01/18	185,000	204,084
7.20%, 03/15/39	375,000	574,840
Pharmacia Corp., 6.60%, 12/01/28	123,000	171,278
Sanofi, 1.25%, 04/10/18	250,000	250,221
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	69,000	73,051
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	98,000	127,601
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	191,166
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	200,000	198,793
Wyeth LLC, 5.50%, 02/15/16	241,000	253,468
Zoetis, Inc., 3.25%, 02/01/23	50,000	50,600

		8,159,161

Real Estate Investment Trusts (REITs) 0.5%
American Tower REIT, Inc., 5.05%, 09/01/20	400,000	444,302
CBL & Associates LP, 4.60%, 10/15/24	250,000	262,569
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	279,207
Duke Realty LP, 3.88%, 10/15/22	250,000	266,886
ERP Operating LP, 5.38%, 08/01/16	205,000	218,429
HCP, Inc., 6.00%, 01/30/17	328,000	358,224
3.75%, 02/01/19	250,000	265,966
Health Care REIT, Inc., 5.25%, 01/15/22	300,000	338,042
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	100,000	101,500
Kilroy Realty LP, 4.80%, 07/15/18	200,000	216,882
Realty Income Corp., 4.65%, 08/01/23	250,000	275,604
Simon Property Group LP, 4.75%, 03/15/42	250,000	295,935
UDR, Inc., 4.25%, 06/01/18	100,000	108,406
Ventas Realty LP/Ventas Capital Corp., 4.75%, 06/01/21	100,000	111,016
4.25%, 03/01/22	250,000	270,785
Weyerhaeuser Co., 7.38%, 03/15/32	250,000	346,700

		4,160,453

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30	144,000	216,476
5.05%, 03/01/41	350,000	427,515
Canadian Pacific Railway Co., 2.90%, 02/01/25	250,000	252,830
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	500,000	565,805
CSX Corp., 7.38%, 02/01/19	305,000	369,754
3.70%, 10/30/20	200,000	216,259
5.50%, 04/15/41	100,000	128,314
FedEx Corp., 2.70%, 04/15/23	500,000	501,838

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Road & Rail (continued)
FedEx Corp., (continued)
3.90%, 02/01/35	$115,000	$119,611
3.88%, 08/01/42	50,000	50,583
Norfolk Southern Corp., 2.90%, 02/15/23	92,000	94,079
3.85%, 01/15/24	250,000	272,101
5.59%, 05/17/25	59,000	72,556
4.84%, 10/01/41	15,000	18,144
6.00%, 05/23/11	100,000	140,253
Ryder System, Inc., 2.50%, 03/01/18	250,000	257,321
Union Pacific Corp., 2.75%, 04/15/23	400,000	413,385
4.15%, 01/15/45	150,000	169,317
United Parcel Service of America, Inc., 8.38%, 04/01/20	82,000	107,146
United Parcel Service, Inc., 6.20%, 01/15/38	205,000	288,716

		4,682,003

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	300,000	331,124
Broadcom Corp., 2.70%, 11/01/18	100,000	103,346
Intel Corp., 2.70%, 12/15/22	250,000	255,170
4.80%, 10/01/41	200,000	231,990
KLA-Tencor Corp., 4.65%, 11/01/24	215,000	228,860

		1,150,490

Software 0.4%
Adobe Systems, Inc., 3.25%, 02/01/25	70,000	70,838
CA, Inc., 4.50%, 08/15/23	240,000	259,968
Microsoft Corp., 1.00%, 05/01/18	500,000	499,975
3.00%, 10/01/20	350,000	375,723
3.63%, 12/15/23	250,000	277,277
Oracle Corp., 1.20%, 10/15/17	350,000	351,558
5.00%, 07/08/19	100,000	114,087
2.25%, 10/08/19	250,000	256,671
4.30%, 07/08/34	500,000	563,305
5.38%, 07/15/40	300,000	379,270

		3,148,672

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	200,000	216,781
Gap, Inc. (The), 5.95%, 04/12/21	100,000	115,904
Home Depot, Inc. (The), 5.40%, 03/01/16	410,000	431,546
5.88%, 12/16/36	230,000	312,710
5.95%, 04/01/41	100,000	136,953
4.40%, 03/15/45	200,000	231,438
Lowe’s Cos., Inc., 3.13%, 09/15/24	250,000	261,324
6.50%, 03/15/29	164,000	219,085

		1,925,741

Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc., 1.00%, 05/03/18	500,000	497,592
3.45%, 05/06/24	500,000	542,916
3.85%, 05/04/43	250,000	267,300
EMC Corp., 1.88%, 06/01/18	500,000	505,381
Hewlett-Packard Co., 4.65%, 12/09/21	500,000	554,145
NetApp, Inc., 3.38%, 06/15/21	150,000	154,775
Seagate HDD Cayman, 4.75%, 01/01/25(c)	200,000	211,500

		2,733,609

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	100,000	110,747
VF Corp., 3.50%, 09/01/21	200,000	216,923

		327,670

Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA, Inc., 3.45%, 08/27/18	250,000	261,111

Tobacco 0.3%
Altria Group, Inc., 9.70%, 11/10/18	133,000	169,796
9.25%, 08/06/19	89,000	116,289
2.63%, 01/14/20	250,000	256,542
2.85%, 08/09/22	250,000	250,680
10.20%, 02/06/39	39,000	69,643
4.25%, 08/09/42	100,000	101,404
5.38%, 01/31/44	100,000	121,035
Lorillard Tobacco Co., 3.50%, 08/04/16	500,000	515,894
Philip Morris International, Inc., 5.65%, 05/16/18	150,000	170,552
3.60%, 11/15/23	500,000	537,810
3.25%, 11/10/24	350,000	366,435
4.88%, 11/15/43	150,000	177,294
Reynolds American, Inc., 4.75%, 11/01/42	150,000	154,063

		3,007,437

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 03/30/20	500,000	561,935

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services (continued)
6.38%, 03/01/35	$123,000	$157,895
Rogers Communications, Inc., 3.00%, 03/15/23	250,000	251,620
5.00%, 03/15/44	250,000	293,322
Vodafone Group PLC, 2.95%, 02/19/23	500,000	500,368
7.88%, 02/15/30	144,000	208,853
6.15%, 02/27/37	75,000	95,348

		2,069,341

Total Corporate Bonds (cost $207,863,715)		224,672,322

Municipal Bonds 1.0%

	Principal Amount	Market Value
California 0.4%
Bay Area Toll Authority, RB, Series F, 6.26%, 04/01/49	150,000	222,736
City of San Francisco California, Public Utilities Commission Water Revenue, RB, Series E, 6.00%, 11/01/40	100,000	133,652
East Bay Municipal Utility District, RB, 5.87%, 06/01/40	100,000	137,798
Los Angeles Community College District, GO, 6.75%, 08/01/49	200,000	314,134
Los Angeles Unified School District, GO, 6.76%, 07/01/34	250,000	362,127
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	210,000	320,418
Metropolitan Water District of Southern California, RB, 6.95%, 07/01/40	300,000	361,881
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	125,000	177,764
Santa Clara Valley Transportation Authority, RB, 5.88%, 04/01/32	200,000	253,666
State of California, GO 7.55%, 04/01/39	375,000	607,658
7.63%, 03/01/40	320,000	514,355

		3,406,189

Colorado 0.0%†
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	50,000	53,559

Connecticut 0.0%†
State of Connecticut, GO, Series D, 5.09%, 10/01/30	200,000	235,876

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	150,000	209,826

Illinois 0.1%
State of Illinois, GO 5.88%, 03/01/19	100,000	112,366
5.10%, 06/01/33	685,000	712,256

		824,622

Massachusetts 0.0%†
Commonwealth of Massachusetts, RB, Series A, 5.73%, 06/01/40	150,000	203,213

New Jersey 0.2%
New Jersey Economic Development Authority, RB, National-RE Insured, Series A, 7.43%, 02/15/29	400,000	519,644
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	215,000	336,901
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	329,987

		1,186,532

New York 0.2%
City of New York, GO, 5.85%, 06/01/40	220,000	297,510
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	290,000	461,518
New York City Municipal Water Finance Authority, Refunding, RB, Series AA, 5.79%, 06/15/41	300,000	343,335
New York City, Transitional Finance Authority, RB, 5.27%, 05/01/27	250,000	300,900
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	460,000	598,667

		2,001,930

North Carolina 0.0%†
University of North Carolina, Refunding, RB, 3.85%, 12/01/34	200,000	221,568

Ohio 0.1%
American Power, Inc., RB, Series B, 7.50%, 02/15/50	100,000	153,740
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	200,000	237,332

		391,072

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 4.65%, 02/15/26	200,000	227,930

Texas 0.0%†
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	100,000	125,324

Total Municipal Bonds (cost $7,169,510)		9,087,641

Sovereign Bonds 3.4%

	Principal Amount	Market Value
BRAZIL 0.2%
Brazilian Government International Bond, 5.88%, 01/15/19	500,000	559,250
7.13%, 01/20/37	595,000	742,251

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
BRAZIL (continued)
Brazilian Government International Bond, (continued)
5.00%, 01/27/45	$200,000	$191,956

		1,493,457

CANADA 0.2%
Province of Nova Scotia Canada, 5.13%, 01/26/17	115,000	124,910
Province of Ontario Canada, 2.30%, 05/10/16	400,000	408,715
1.20%, 02/14/18	750,000	753,396
Province of Quebec Canada, 2.88%, 10/16/24	500,000	524,879
7.50%, 09/15/29	200,000	310,530

		2,122,430

COLOMBIA 0.1%
Colombia Government International Bond, 7.38%, 03/18/19	600,000	706,800
7.38%, 09/18/37	250,000	339,500

		1,046,300

GERMANY 0.2%
FMS Wertmanagement AoeR, 0.63%, 01/30/17	500,000	499,776
KFW, 1.75%, 10/15/19	1,000,000	1,018,204

		1,517,980

ISRAEL 0.0%†
Israel Government International Bond, 3.15%, 06/30/23	250,000	258,814

ITALY 0.1%
Italy Government International Bond, 4.75%, 01/25/16	287,000	297,846
5.38%, 06/15/33	184,000	227,787

		525,633

JAPAN 0.1%
Japan Finance Corp., 2.50%, 05/18/16	200,000	205,371
2.25%, 07/13/16	200,000	205,142
1.13%, 07/19/17	350,000	352,101

		762,614

MEXICO 0.2%
Mexico Government International Bond, 5.63%, 01/15/17	250,000	270,230
5.13%, 01/15/20	250,000	279,757
6.75%, 09/27/34	373,000	499,661
4.75%, 03/08/44	350,000	376,706
5.55%, 01/21/45	200,000	238,523
5.75%, 10/12/10	200,000	223,608

		1,888,485

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20	250,000	280,625
6.70%, 01/26/36	250,000	337,029

		617,654

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	870,000	1,035,300

PHILIPPINES 0.1%
Philippine Government International Bond, 6.50%, 01/20/20	250,000	300,883
7.75%, 01/14/31	250,000	379,892
6.38%, 10/23/34	500,000	708,960

		1,389,735

POLAND 0.1%
Poland Government International Bond, 5.13%, 04/21/21	125,000	143,419
5.00%, 03/23/22	450,000	515,416

		658,835

SOUTH AFRICA 0.0%†
South Africa Government International Bond, 4.67%, 01/17/24	250,000	266,158
6.25%, 03/08/41	100,000	124,128

		390,286

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 01/29/21	350,000	385,576
Republic of Korea, 5.63%, 11/03/25	200,000	261,490

		647,066

SUPRANATIONAL 1.4%
African Development Bank, 2.50%, 03/15/16	250,000	256,005
Asian Development Bank, 1.50%, 09/28/18	1,000,000	1,013,959
Council Of Europe Development Bank, 1.00%, 03/07/18	300,000	300,194
European Bank for Reconstruction & Development, 2.50%, 03/15/16	350,000	358,209
1.00%, 09/17/18	500,000	496,492
European Investment Bank, 0.63%, 04/15/16	500,000	501,715
2.50%, 05/16/16	200,000	205,455
5.13%, 09/13/16	250,000	268,549
1.25%, 10/14/16	250,000	253,212
1.13%, 12/15/16	750,000	753,686
5.13%, 05/30/17	500,000	550,533
1.13%, 09/15/17	1,000,000	1,008,969
1.00%, 06/15/18	1,000,000	1,002,688
2.50%, 10/15/24	500,000	528,744
Inter-American Development Bank, 5.13%, 09/13/16	65,000	69,834
1.25%, 01/16/18	1,000,000	1,012,256
1.75%, 08/24/18	500,000	511,325
International Bank for Reconstruction & Development, 1.13%, 07/18/17	500,000	504,094
1.88%, 10/07/19	1,000,000	1,024,681
7.63%, 01/19/23	677,000	972,546
International Finance Corp., 2.25%, 04/11/16	250,000	255,791
1.13%, 11/23/16	550,000	555,345

		12,404,282

SWEDEN 0.0%†
Svensk Exportkredit AB, 0.63%, 05/31/16	500,000	501,420

TURKEY 0.3%
Turkey Government International Bond, 6.75%, 04/03/18	500,000	560,235
5.63%, 03/30/21	350,000	389,914
3.25%, 03/23/23	500,000	483,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value

TURKEY (continued)
Turkey Government International Bond, (continued)
6.00%, 01/14/41	$750,000	$898,785

		2,332,684

URUGUAY 0.1%
Uruguay Government International Bond, 4.50%, 08/14/24	350,000	381,244
5.10%, 06/18/50	150,000	163,125

		544,369

Total Sovereign Bonds (cost $28,746,256)		30,137,344

U.S. Government Mortgage Backed Agencies 28.4%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool Pool# G11003 7.50%, 04/01/15	3	3
Pool# E81396 7.00%, 10/01/15	40	40
Pool# E84097 6.50%, 12/01/15	98	99
Pool# E00938 7.00%, 01/01/16	470	481
Pool# E82132 7.00%, 01/01/16	102	105
Pool# E82815 6.00%, 03/01/16	337	346
Pool# E83231 6.00%, 04/01/16	89	91
Pool# E83233 6.00%, 04/01/16	319	327
Pool# G11972 6.00%, 04/01/16	6,624	6,765
Pool# E83933 6.50%, 05/01/16	29	30
Pool# E84236 6.50%, 06/01/16	386	399
Pool# E00996 6.50%, 07/01/16	155	160
Pool# E84912 6.50%, 08/01/16	1,531	1,586
Pool# E85387 6.00%, 09/01/16	188	189
Pool# E86533 6.00%, 12/01/16	264	275
Pool# E87584 6.00%, 01/01/17	519	540
Pool# E86995 6.50%, 01/01/17	1,354	1,413
Pool# E87291 6.50%, 01/01/17	1,416	1,470
Pool# E88076 6.00%, 02/01/17	1,031	1,078
Pool# E88055 6.50%, 02/01/17	6,188	6,493
Pool# E88134 6.00%, 03/01/17	243	254
Pool# E88768 6.00%, 03/01/17	1,180	1,212
Pool# E88729 6.00%, 04/01/17	1,390	1,458
Pool# E89149 6.00%, 04/01/17	895	934
Pool# E89151 6.00%, 04/01/17	1,293	1,354
Pool# E89217 6.00%, 04/01/17	1,334	1,395
Pool# E89222 6.00%, 04/01/17	4,486	4,652
Pool# E89347 6.00%, 04/01/17	401	420
Pool# E89496 6.00%, 04/01/17	647	679
Pool# E89203 6.50%, 04/01/17	895	938
Pool# E89530 6.00%, 05/01/17	2,969	3,109
Pool# E89909 6.00%, 05/01/17	926	971
Pool# B15071 6.00%, 06/01/17	14,375	14,980
Pool# E01157 6.00%, 06/01/17	3,587	3,762
Pool# E90194 6.00%, 06/01/17	860	902
Pool# E90313 6.00%, 06/01/17	317	334
Pool# E90591 5.50%, 07/01/17	2,588	2,706
Pool# E90645 6.00%, 07/01/17	4,367	4,580
Pool# G11399 5.50%, 04/01/18	7,611	7,960
Pool# B10210 5.50%, 10/01/18	22,963	24,368
Pool# B11548 5.50%, 12/01/18	13,314	14,277
Pool# E01604 5.50%, 03/01/19	16,837	17,994
Pool# B13430 5.50%, 04/01/19	15,807	16,646
Pool# B15396 5.50%, 06/01/19	12,886	13,861
Pool# G18007 6.00%, 07/01/19	7,924	8,553
Pool# B16087 6.00%, 08/01/19	30,114	32,618
Pool# G18022 5.50%, 11/01/19	28,593	30,819
Pool# B14288 5.50%, 12/01/19	6,596	7,143
Pool# J02325 5.50%, 07/01/20	21,792	23,614
Pool# J00935 5.00%, 12/01/20	10,566	11,328
Pool# J00854 5.00%, 01/01/21	108,208	116,967
Pool# J00855 5.50%, 01/01/21	22,388	24,423
Pool# J01279 5.50%, 02/01/21	7,944	8,634
Pool# J01570 5.50%, 04/01/21	8,083	8,790

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies 28.4% (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# J01771 5.00%, 05/01/21	$8,130	$8,815
Pool# J01879 5.00%, 05/01/21	6,415	6,961
Pool# J06015 5.00%, 05/01/21	39,656	42,847
Pool# J05950 5.50%, 05/01/21	108,761	118,654
Pool# G18122 5.00%, 06/01/21	18,164	19,586
Pool# J01980 6.00%, 06/01/21	10,127	11,130
Pool# J03074 5.00%, 07/01/21	13,278	14,300
Pool# J03028 5.50%, 07/01/21	4,622	5,013
Pool# J09912 4.00%, 06/01/24	1,902,398	2,029,101
Pool# C00351 8.00%, 07/01/24	534	630
Pool# D60780 8.00%, 06/01/25	1,913	2,273
Pool# G30267 5.00%, 08/01/25	341,755	377,599
Pool# J13883 3.50%, 12/01/25	997,615	1,071,150
Pool# J18127 3.00%, 03/01/27	418,346	441,126
Pool# J18702 3.00%, 03/01/27	470,833	496,471
Pool# J19106 3.00%, 05/01/27	170,383	180,354
Pool# J20471 3.00%, 09/01/27	772,247	813,815
Pool# D82854 7.00%, 10/01/27	1,242	1,448
Pool# G14609 3.00%, 11/01/27	1,001,725	1,055,645
Pool# C00566 7.50%, 12/01/27	1,844	2,195
Pool# G15100 2.50%, 07/01/28	273,838	283,839
Pool# C00678 7.00%, 11/01/28	1,996	2,344
Pool# C18271 7.00%, 11/01/28	2,269	2,677
Pool# C00836 7.00%, 07/01/29	1,028	1,213
Pool# C31282 7.00%, 09/01/29	129	152
Pool# C31285 7.00%, 09/01/29	2,360	2,799
Pool# A18212 7.00%, 11/01/29	34,325	40,476
Pool# C32914 8.00%, 11/01/29	2,436	2,984
Pool# C37436 8.00%, 01/01/30	2,394	2,915
Pool# C36306 7.00%, 02/01/30	563	666
Pool# C36429 7.00%, 02/01/30	558	661
Pool# C00921 7.50%, 02/01/30	2,020	2,431
Pool# G01108 7.00%, 04/01/30	874	1,029
Pool# C37703 7.50%, 04/01/30	1,548	1,867
Pool# C41561 8.00%, 08/01/30	1,668	2,059
Pool# C01051 8.00%, 09/01/30	3,336	4,078
Pool# C43550 7.00%, 10/01/30	3,526	4,183
Pool# C44017 7.50%, 10/01/30	394	480
Pool# C43967 8.00%, 10/01/30	28,881	35,131
Pool# C44957 8.00%, 11/01/30	2,579	3,186
Pool# C01106 7.00%, 12/01/30	13,274	15,625
Pool# C01103 7.50%, 12/01/30	1,362	1,645
Pool# C01116 7.50%, 01/01/31	1,255	1,521
Pool# C46932 7.50%, 01/01/31	567	690
Pool# C47287 7.50%, 02/01/31	3,071	3,705
Pool# C48851 7.00%, 03/01/31	1,867	2,206
Pool# G01217 7.00%, 03/01/31	12,382	14,596
Pool# C48206 7.50%, 03/01/31	1,501	1,827
Pool# C91366 4.50%, 04/01/31	283,462	308,995
Pool# C91377 4.50%, 06/01/31	152,633	166,382
Pool# C53324 7.00%, 06/01/31	1,387	1,640
Pool# C01209 8.00%, 06/01/31	969	1,196
Pool# C54792 7.00%, 07/01/31	9,825	11,574
Pool# C55071 7.50%, 07/01/31	532	648
Pool# G01309 7.00%, 08/01/31	2,168	2,553
Pool# C01222 7.00%, 09/01/31	1,801	2,125
Pool# G01311 7.00%, 09/01/31	16,256	19,137
Pool# G01315 7.00%, 09/01/31	610	721
Pool# C58647 7.00%, 10/01/31	851	1,003
Pool# C58694 7.00%, 10/01/31	5,169	6,120
Pool# C60012 7.00%, 11/01/31	1,433	1,682
Pool# C61298 8.00%, 11/01/31	2,234	2,761
Pool# C61105 7.00%, 12/01/31	4,772	5,639
Pool# C01305 7.50%, 12/01/31	1,146	1,389

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C62218 7.00%, 01/01/32	$2,236	$2,623
Pool# C63171 7.00%, 01/01/32	7,810	9,247
Pool# C64121 7.50%, 02/01/32	3,433	4,192
Pool# C01345 7.00%, 04/01/32	9,556	11,283
Pool# G01391 7.00%, 04/01/32	28,272	33,314
Pool# C65717 7.50%, 04/01/32	3,528	4,316
Pool# C01370 8.00%, 04/01/32	3,396	4,194
Pool# C66916 7.00%, 05/01/32	14,758	17,502
Pool# C67235 7.00%, 05/01/32	9,726	11,073
Pool# C01381 8.00%, 05/01/32	15,161	18,771
Pool# C68290 7.00%, 06/01/32	3,795	4,500
Pool# C68300 7.00%, 06/01/32	10,502	12,383
Pool# G01449 7.00%, 07/01/32	18,808	22,142
Pool# C68988 7.50%, 07/01/32	2,628	3,137
Pool# C69908 7.00%, 08/01/32	21,378	25,301
Pool# C70211 7.00%, 08/01/32	10,454	12,403
Pool# C91558 3.50%, 09/01/32	282,557	300,703
Pool# G01536 7.00%, 03/01/33	18,604	22,031
Pool# G30642 3.00%, 05/01/33	150,052	157,039
Pool# G30646 3.00%, 05/01/33	343,924	359,723
Pool# K90535 3.00%, 05/01/33	72,152	75,782
Pool# A16419 6.50%, 11/01/33	13,064	15,289
Pool# A16522 6.50%, 12/01/33	47,877	55,999
Pool# C01806 7.00%, 01/01/34	10,108	11,964
Pool# A21356 6.50%, 04/01/34	54,165	63,458
Pool# C01851 6.50%, 04/01/34	41,504	48,154
Pool# A22067 6.50%, 05/01/34	64,054	74,290
Pool# A24301 6.50%, 05/01/34	80,871	93,943
Pool# A24988 6.50%, 07/01/34	18,371	21,300
Pool# G01741 6.50%, 10/01/34	20,435	24,098
Pool# G08023 6.50%, 11/01/34	40,605	47,155
Pool# A33137 6.50%, 01/01/35	9,549	11,108
Pool# G08064 6.50%, 04/01/35	20,912	24,055
Pool# G01947 7.00%, 05/01/35	22,906	27,128
Pool# G08088 6.50%, 10/01/35	167,455	192,892
Pool# A39759 5.50%, 11/01/35	25,893	29,050
Pool# A40376 5.50%, 12/01/35	21,525	24,149
Pool# A42305 5.50%, 01/01/36	55,674	62,462
Pool# A41548 7.00%, 01/01/36	27,803	32,469
Pool# G08111 5.50%, 02/01/36	75,772	85,009
Pool# A43861 5.50%, 03/01/36	113,793	127,666
Pool# A43886 5.50%, 03/01/36	556,144	627,161
Pool# G08116 5.50%, 03/01/36	70,915	79,561
Pool# A43534 6.50%, 03/01/36	26,852	30,744
Pool# A48735 5.50%, 05/01/36	27,734	31,064
Pool# G08136 6.50%, 06/01/36	24,959	28,663
Pool# A53039 6.50%, 10/01/36	101,978	116,753
Pool# A53219 6.50%, 10/01/36	30,013	34,336
Pool# A57803 6.50%, 02/01/37	107,403	122,749
Pool# A66192 6.50%, 09/01/37	68,459	78,090
Pool# G04251 6.50%, 04/01/38	16,417	18,729
Pool# A79540 6.50%, 07/01/38	13,923	15,814
Pool# G04569 6.50%, 08/01/38	14,881	16,974
Pool# A82297 6.50%, 10/01/38	21,228	24,134
Pool# A83464 6.50%, 11/01/38	12,469	14,183
Pool# A84168 6.50%, 01/01/39	6,985	7,948
Pool# A84252 6.50%, 01/01/39	44,294	50,373
Pool# A84287 6.50%, 01/01/39	32,155	36,552

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A84584 6.50%, 02/01/39	$1,918	$2,183
Pool# G05535 4.50%, 07/01/39	2,293,305	2,488,146
Pool# A91165 5.00%, 02/01/40	4,210,981	4,658,233
Pool# G07158 3.50%, 10/01/42	578,398	610,572
Pool# G07163 3.50%, 10/01/42	245,008	260,207
Pool# Q11532 3.50%, 10/01/42	187,641	198,079
Pool# Q12051 3.50%, 10/01/42	329,687	348,026
Pool# C09020 3.50%, 11/01/42	1,091,585	1,152,304
Pool# G07264 3.50%, 12/01/42	561,467	592,699
Pool# Q14292 3.50%, 01/01/43	96,230	102,169
Pool# Q14881 3.50%, 01/01/43	116,886	123,351
Pool# Q15774 3.00%, 02/01/43	1,708,555	1,766,352
Pool# Q15884 3.00%, 02/01/43	994,276	1,027,910
Pool# V80002 2.50%, 04/01/43	452,078	453,032
Pool# G08528 3.00%, 04/01/43	4,811,691	4,974,461
Pool# Q16915 3.00%, 04/01/43	885,256	917,139
Pool# Q18523 3.50%, 05/01/43	1,866,689	1,969,940
Pool# G08534 3.00%, 06/01/43	1,222,331	1,263,298
Pool# Q18751 3.50%, 06/01/43	2,216,906	2,338,836
Pool# G07410 3.50%, 07/01/43	184,022	195,983
Pool# Q26869 4.00%, 06/01/44	1,748,580	1,889,560
Federal Home Loan Mortgage Corp. Gold Pool TBA 2.50%, 02/15/30	4,100,000	4,239,015
3.00%, 02/15/30	500,000	525,820
3.50%, 02/15/30	1,000,000	1,061,953
3.50%, 02/15/45	2,530,000	2,667,569
4.00%, 02/15/45	15,000,000	16,055,859
4.50%, 02/15/45	9,550,000	10,338,621
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.35%, 07/01/41 (a)	349,148	368,340
Pool# 2B0108 2.61%, 01/01/42 (a)	34,623	36,028
Federal National Mortgage Association Pool
Pool# 969977 5.00%, 05/01/23	499,125	543,603
Pool# 990972 6.00%, 09/01/23	25,867	28,785
Pool# AA2549 4.00%, 04/01/24	230,704	246,430
Pool# 935348 5.50%, 06/01/24	59,924	66,042
Pool# AC1374 4.00%, 08/01/24	261,183	279,884
Pool# AC1529 4.50%, 09/01/24	95,139	102,386
Pool# AD0244 4.50%, 10/01/24	80,612	86,802
Pool# AD4089 4.50%, 05/01/25	837,234	901,008
Pool# 890216 4.50%, 07/01/25	147,772	159,028
Pool# AH1361 3.50%, 12/01/25	400,124	427,523
Pool# AH1518 3.50%, 12/01/25	249,384	265,098
Pool# AE6384 4.00%, 01/01/26	40,353	43,129
Pool# AL0298 4.00%, 05/01/26	612,672	657,498
Pool# AB4277 3.00%, 01/01/27	1,658,589	1,747,609
Pool# AP4746 3.00%, 08/01/27	275,773	291,651
Pool# AP4640 3.00%, 09/01/27	153,479	162,316
Pool# AP7855 3.00%, 09/01/27	1,527,134	1,614,586
Pool# AB6886 3.00%, 11/01/27	146,286	154,961
Pool# AB6887 3.00%, 11/01/27	293,859	310,779
Pool# AQ3758 3.00%, 11/01/27	176,719	186,839
Pool# AQ4532 3.00%, 11/01/27	212,862	225,052
Pool# AQ5096 3.00%, 11/01/27	379,789	401,657
Pool# AQ7406 3.00%, 11/01/27	146,086	154,451
Pool# AQ2884 3.00%, 12/01/27	153,966	162,783
Pool# AS0487 2.50%, 09/01/28	535,623	556,190
Pool# 930998 4.50%, 04/01/29	123,081	133,860
Pool# MA0243 5.00%, 11/01/29	56,744	62,696
Pool# MA0268 5.00%, 12/01/29	42,099	46,514
Pool# AB1038 5.00%, 05/01/30	64,039	70,755

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AD5655 5.00%, 05/01/30	$99,764	$110,228
Pool# MA0443 5.00%, 05/01/30	68,020	75,154
Pool# MA0559 5.00%, 09/01/30	24,169	26,704
Pool# AH1515 4.00%, 12/01/30	774,172	833,112
Pool# AD0716 6.50%, 12/01/30	2,227,135	2,609,490
Pool# MA0641 4.00%, 02/01/31	878,095	944,947
Pool# 560868 7.50%, 02/01/31	576	702
Pool# 607212 7.50%, 10/01/31	10,587	12,783
Pool# 607632 6.50%, 11/01/31	104	123
Pool# MA1029 3.50%, 04/01/32	659,547	702,108
Pool# MA1107 3.50%, 07/01/32	178,278	189,782
Pool# MA1166 3.50%, 09/01/32	1,039,195	1,105,931
Pool# 661664 7.50%, 09/01/32	13,210	16,083
Pool# 656559 6.50%, 02/01/33	57,646	68,196
Pool# 694846 6.50%, 04/01/33	12,036	14,223
Pool# AB9300 3.00%, 05/01/33	145,005	152,437
Pool# AB9402 3.00%, 05/01/33	383,520	403,175
Pool# AB9403 3.00%, 05/01/33	148,352	154,982
Pool# 254767 5.50%, 06/01/33	1,360,052	1,530,074
Pool# MA1527 3.00%, 08/01/33	807,361	844,450
Pool# 750229 6.50%, 10/01/33	34,199	39,869
Pool# 725228 6.00%, 03/01/34	1,399,109	1,626,647
Pool# 725424 5.50%, 04/01/34	1,557,093	1,752,855
Pool# 788027 6.50%, 09/01/34	53,344	62,071
Pool# 735141 5.50%, 01/01/35	813,713	916,667
Pool# 735227 5.50%, 02/01/35	912,955	1,028,466
Pool# AL4260 5.50%, 09/01/36	107,718	121,214
Pool# 310104 5.50%, 08/01/37	867,947	977,762
Pool# 955194 7.00%, 11/01/37	566,857	658,132
Pool# AC9890 3.33%, 04/01/40(a)	1,409,812	1,470,891
Pool# AD8536 5.00%, 08/01/40	3,793,573	4,206,272
Pool# AB1735 3.50%, 11/01/40	32,178	34,265
Pool# 932888 3.50%, 01/01/41	223,137	238,722
Pool# 932891 3.50%, 01/01/41	38,192	40,806
Pool# AB2067 3.50%, 01/01/41	778,271	829,588
Pool# AB2068 3.50%, 01/01/41	443,059	471,720
Pool# AL0390 5.00%, 05/01/41	944,102	1,048,432
Pool# AL5863 4.50%, 06/01/41	1,392,745	1,523,859
Pool# AJ1249 3.31%, 09/01/41(a)	481,545	509,091
Pool# AI9920 4.00%, 09/01/41	33,810	36,295
Pool# AI9851 4.50%, 09/01/41	126,642	138,090
Pool# AL0761 5.00%, 09/01/41	1,509,574	1,677,809
Pool# AJ5431 4.50%, 10/01/41	230,953	252,370
Pool# AL0933 5.00%, 10/01/41	330,759	367,621
Pool# AJ4861 4.00%, 12/01/41	458,393	491,859
Pool# AL1437 2.75%, 01/01/42(a)	205,743	215,095
Pool# AX5316 4.50%, 01/01/42	1,523,532	1,661,245
Pool# AX5297 5.00%, 01/01/42	75,000	83,159
Pool# AK0714 2.43%, 02/01/42(a)	50,810	52,783
Pool# AB5185 3.50%, 05/01/42	724,180	766,273
Pool# AO3575 4.50%, 05/01/42	81,383	88,955
Pool# 890621 5.00%, 05/01/42	231,028	256,558
Pool# AO4647 3.50%, 06/01/42	1,171,014	1,238,530
Pool# AO8036 4.50%, 07/01/42	2,128,866	2,324,622
Pool# AP1961 2.49%, 08/01/42(a)	325,062	336,641
Pool# AP2092 4.50%, 08/01/42	75,439	82,375
Pool# AP6579 3.50%, 09/01/42	1,367,717	1,447,215
Pool# AP6756 4.00%, 09/01/42	34,476	37,004

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AP7489 4.00%, 09/01/42	$946,073	$1,015,292
Pool# AB6524 3.50%, 10/01/42	2,446,622	2,587,685
Pool# AB7074 3.00%, 11/01/42	1,714,878	1,777,311
Pool# AB6786 3.50%, 11/01/42	254,507	269,181
Pool# AL2677 3.50%, 11/01/42	339,229	360,590
Pool# AR4210 3.50%, 01/01/43	439,910	465,136
Pool# AB7779 3.00%, 02/01/43	591,499	612,386
Pool# AB9188 3.00%, 04/01/43	288,305	298,486
Pool# AR8213 3.50%, 04/01/43	462,590	491,863
Pool# AB9236 3.00%, 05/01/43	181,111	188,129
Pool# AB9237 3.00%, 05/01/43	811,796	842,745
Pool# AB9238 3.00%, 05/01/43	1,081,614	1,122,513
Pool# AT4137 3.00%, 05/01/43	514,914	532,936
Pool# AB9362 3.50%, 05/01/43	895,739	952,562
Pool# AT4145 3.00%, 06/01/43	400,026	414,902
Pool# AT5897 3.00%, 06/01/43	431,934	447,051
Pool# AB9814 3.00%, 07/01/43	1,106,800	1,147,960
Pool# AR7426 3.00%, 07/01/43	1,180,774	1,222,101
Pool# AU1628 3.00%, 07/01/43	2,874,546	2,975,155
Pool# AS0203 3.00%, 08/01/43	463,952	481,205
Pool# AU4959 3.00%, 10/01/43	389,959	403,607
Pool# AU9550 3.00%, 10/01/43	950,771	984,047
Pool# AS3161 4.00%, 08/01/44	1,262,775	1,352,995
Federal National Mortgage Association Pool TBA 2.50%, 02/25/30	8,100,000	8,378,437
3.00%, 02/25/30	3,090,598	3,249,716
3.50%, 02/25/30	3,200,000	3,397,000
4.50%, 02/25/44	2,588,000	2,808,384
3.00%, 02/25/45	3,300,000	3,412,149
3.50%, 02/25/45	13,500,000	14,261,484
4.00%, 02/25/45	16,700,000	17,883,352
5.00%, 02/25/45	1,794,000	1,983,491
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	377	429
Pool# 376510 7.00%, 05/15/24	1,725	1,980
Pool# 457801 7.00%, 08/15/28	3,960	4,693
Pool# 486936 6.50%, 02/15/29	1,890	2,218
Pool# 502969 6.00%, 03/15/29	5,629	6,466
Pool# 487053 7.00%, 03/15/29	2,611	3,089
Pool# 781014 6.00%, 04/15/29	5,029	5,800
Pool# 509099 7.00%, 06/15/29	2,836	3,390
Pool# 470643 7.00%, 07/15/29	11,177	13,342
Pool# 434505 7.50%, 08/15/29	127	152
Pool# 416538 7.00%, 10/15/29	238	273
Pool# 524269 8.00%, 11/15/29	5,928	7,182
Pool# 781124 7.00%, 12/15/29	12,546	14,905
Pool# 507396 7.50%, 09/15/30	61,272	74,617
Pool# 531352 7.50%, 09/15/30	3,437	4,188
Pool# 536334 7.50%, 10/15/30	155	189
Pool# 540659 7.00%, 01/15/31	707	846
Pool# 486019 7.50%, 01/15/31	1,557	1,905
Pool# 535388 7.50%, 01/15/31	1,622	1,984
Pool# 537406 7.50%, 02/15/31	359	428
Pool# 528589 6.50%, 03/15/31	28,709	34,169
Pool# 508473 7.50%, 04/15/31	6,416	7,755
Pool# 544470 8.00%, 04/15/31	2,526	3,089
Pool# 781287 7.00%, 05/15/31	6,125	7,312
Pool# 549742 7.00%, 07/15/31	3,785	4,487
Pool# 781319 7.00%, 07/15/31	1,932	2,303
Pool# 485879 7.00%, 08/15/31	8,917	10,667
Pool# 572554 6.50%, 09/15/31	96,939	114,512
Pool# 555125 7.00%, 09/15/31	628	750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 781328 7.00%, 09/15/31	$6,075	$7,254
Pool# 550991 6.50%, 10/15/31	1,143	1,350
Pool# 571267 7.00%, 10/15/31	958	1,147
Pool# 574837 7.50%, 11/15/31	1,954	2,385
Pool# 555171 6.50%, 12/15/31	1,094	1,299
Pool# 781380 7.50%, 12/15/31	1,803	2,192
Pool# 781481 7.50%, 01/15/32	9,057	10,985
Pool# 580972 6.50%, 02/15/32	329	390
Pool# 781401 7.50%, 02/15/32	5,026	6,125
Pool# 781916 6.50%, 03/15/32	101,615	119,195
Pool# 552474 7.00%, 03/15/32	6,271	7,512
Pool# 781478 7.50%, 03/15/32	3,438	4,177
Pool# 781429 8.00%, 03/15/32	5,789	7,102
Pool# 781431 7.00%, 04/15/32	21,870	26,095
Pool# 568715 7.00%, 05/15/32	34,348	41,259
Pool# 552616 7.00%, 06/15/32	34,309	41,055
Pool# 570022 7.00%, 07/15/32	26,552	31,681
Pool# 583645 8.00%, 07/15/32	4,743	5,877
Pool# 595077 6.00%, 10/15/32	10,593	12,337
Pool# 596657 7.00%, 10/15/32	3,851	4,565
Pool# 552903 6.50%, 11/15/32	167,563	197,606
Pool# 552952 6.00%, 12/15/32	12,763	14,855
Pool# 588192 6.00%, 02/15/33	7,736	9,030
Pool# 602102 6.00%, 02/15/33	12,771	14,964
Pool# 553144 5.50%, 04/15/33	44,979	50,852
Pool# 604243 6.00%, 04/15/33	22,222	25,919
Pool# 611526 6.00%, 05/15/33	7,285	8,529
Pool# 553320 6.00%, 06/15/33	36,867	42,974
Pool# 572733 6.00%, 07/15/33	7,266	8,489
Pool# 573916 6.00%, 11/15/33	28,511	33,366
Pool# 604788 6.50%, 11/15/33	102,629	121,387
Pool# 604875 6.00%, 12/15/33	45,675	53,356
Pool# 781688 6.00%, 12/15/33	57,427	67,290
Pool# 781690 6.00%, 12/15/33	22,975	26,910
Pool# 781699 7.00%, 12/15/33	9,395	11,216
Pool# 621856 6.00%, 01/15/34	27,936	32,715
Pool# 564799 6.00%, 03/15/34	102,854	120,495
Pool# 630038 6.50%, 08/15/34	71,020	83,900
Pool# 781804 6.00%, 09/15/34	66,162	77,364
Pool# 781847 6.00%, 12/15/34	57,208	66,918
Pool# 486921 5.50%, 02/15/35	20,484	23,259
Pool# 781902 6.00%, 02/15/35	51,131	59,854
Pool# 649510 5.50%, 10/15/35	400,556	454,819
Pool# 649513 5.50%, 10/15/35	604,017	685,843
Pool# 652207 5.50%, 03/15/36	208,968	236,493
Pool# 652539 5.00%, 05/15/36	28,464	31,684
Pool# 655519 5.00%, 05/15/36	40,127	44,666
Pool# 606308 5.50%, 05/15/36	51,018	57,659
Pool# 606314 5.50%, 05/15/36	21,797	24,675
Pool# 655457 6.00%, 05/15/36	13,642	15,914
Pool# 656666 6.00%, 06/15/36	87,567	101,926
Pool# 657912 6.50%, 08/15/36	5,637	6,584
Pool# 704630 5.50%, 07/15/39	92,121	104,122
Pool# 742235 4.00%, 12/15/40	176,039	189,276
Pool# 755655 4.00%, 12/15/40	106,355	116,081
Pool# 755656 4.00%, 12/15/40	139,530	152,899
Pool# 756631 4.00%, 12/15/40	46,703	51,178
Pool# 757038 4.00%, 12/15/40	355,816	389,911

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 757039 4.00%, 12/15/40	$543,844	$593,576
Pool# 757043 4.00%, 12/15/40	93,395	102,345
Pool# 757044 4.00%, 12/15/40	136,514	148,998
Pool# 690662 4.00%, 01/15/41	123,613	134,916
Pool# 719486 4.00%, 01/15/41	88,471	96,561
Pool# 742244 4.00%, 01/15/41	413,283	451,076
Pool# 753826 4.00%, 01/15/41	133,828	145,815
Pool# 755959 4.00%, 01/15/41	312,466	342,407
Pool# 757555 4.00%, 02/15/41	57,698	63,226
Pool# 757557 4.00%, 02/15/41	90,302	98,559
Pool# AA6307 3.50%, 04/15/43	553,776	589,923
Pool# AB3946 3.50%, 04/15/43	243,237	259,114
Pool# AD6012 3.50%, 04/15/43	531,170	565,841
Pool# AD7471 3.50%, 04/15/43	583,982	622,101
Pool# AD7472 3.50%, 04/15/43	308,224	328,631
Pool# AD9472 3.50%, 04/15/43	297,501	317,199
Pool# AA6403 3.00%, 05/15/43	1,367,353	1,421,726
Government National Mortgage Association I Pool TBA 3.00%, 02/15/44	500,000	518,711
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	436,767	485,887
Pool# G24559 5.00%, 10/20/39	808,136	901,482
Pool# G24715 5.00%, 06/20/40	742,106	827,825
Pool# G24747 5.00%, 07/20/40	429,386	478,984
Pool# G24771 4.50%, 08/20/40	1,297,991	1,418,157
Pool# G24834 4.50%, 10/20/40	3,068,549	3,352,629
Pool# 737727 4.00%, 12/20/40	1,676,539	1,806,798
Pool# 737730 4.00%, 12/20/40	476,472	513,492
Pool# G24923 4.50%, 01/20/41	444,014	484,426
Pool# G24978 4.50%, 03/20/41	70,186	76,574
Pool# G25017 4.50%, 04/20/41	825,652	898,993
Pool# G25082 4.50%, 06/20/41	1,312,964	1,429,592
Pool# G25175 4.50%, 09/20/41	898,461	978,270
Pool# G2675523 3.50%, 03/20/42	763,207	808,672
Pool# G2MA0392 3.50%, 09/20/42	2,747,764	2,905,438
Pool# G2MA0534 3.50%, 11/20/42	1,581,782	1,672,549
Pool# G2MA0852 3.50%, 03/20/43	1,785,324	1,887,771
Pool# G2MA0934 3.50%, 04/20/43	2,132,475	2,254,842
Pool# G2AF1001 3.50%, 06/20/43	456,470	485,089
Pool# G2 MA2372 4.00%, 11/20/44	5,655,903	6,054,688
Government National Mortgage Association II Pool TBA 3.00%, 02/15/45	8,900,000	9,237,226
3.50%, 02/15/45	4,000,000	4,223,750
4.00%, 02/15/45	400,000	426,594

Total U.S. Government Mortgage Backed Agencies (cost $249,407,145)		254,455,809

U.S. Government Sponsored & Agency Obligations 2.9%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	375,000	406,559
Federal Home Loan Banks 4.88%, 05/17/17	605,000	662,919
5.50%, 07/15/36	300,000	441,658
Federal Home Loan Mortgage Corp. 1.00%, 09/29/17	1,200,000	1,207,001
3.75%, 03/27/19	1,475,000	1,629,741
1.38%, 05/01/20	1,500,000	1,500,718
2.38%, 01/13/22	1,000,000	1,045,096
6.75%, 09/15/29	388,000	600,590
6.75%, 03/15/31	400,000	631,145
6.25%, 07/15/32	365,000	560,931
Federal National Mortgage Association 0.38%, 07/05/16	6,500,000	6,500,372
5.38%, 06/12/17	1,805,000	1,999,452
0.88%, 12/20/17	2,500,000	2,502,013
0.88%, 05/21/18	1,714,000	1,707,520
2.63%, 09/06/24	1,500,000	1,581,524
6.25%, 05/15/29	500,000	733,527

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Financing Corp. (FICO) 9.80%, 11/30/17	$12,000	$15,016
Tennessee Valley Authority 6.25%, 12/15/17	35,000	40,361
4.50%, 04/01/18	1,865,000	2,070,783
4.88%, 01/15/48	300,000	391,551

Total U.S. Government Sponsored & Agency Obligations (cost $24,756,173)		26,228,477

U.S. Treasury Bonds 6.4%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.13%, 08/15/19	1,500,000	1,965,937
8.50%, 02/15/20	700,000	950,687
8.13%, 05/15/21	3,800,000	5,339,594
6.25%, 08/15/23	869,000	1,194,603
7.50%, 11/15/24	1,900,000	2,907,304
4.50%, 02/15/36	1,500,000	2,135,859
4.50%, 08/15/39	1,685,000	2,418,238
4.38%, 11/15/39	280,000	395,806
4.38%, 05/15/40	800,000	1,136,250
3.88%, 08/15/40	1,600,000	2,119,250
4.25%, 11/15/40	1,500,000	2,102,813
4.75%, 02/15/41	2,000,000	3,020,625
4.38%, 05/15/41	1,000,000	1,437,656
3.75%, 08/15/41	2,500,000	3,281,250
3.13%, 11/15/41	4,800,000	5,670,000
3.13%, 02/15/43	1,000,000	1,179,063
2.88%, 05/15/43	2,250,000	2,535,469
3.63%, 08/15/43	2,000,000	2,581,562
3.75%, 11/15/43	1,850,000	2,440,266
3.63%, 02/15/44	1,000,000	1,292,031
3.38%, 05/15/44	1,700,000	2,106,938
3.13%, 08/15/44	5,900,000	7,000,719
3.00%, 11/15/44	1,500,000	1,740,234

Total U.S. Treasury Bonds (cost $48,202,886)		56,952,154

U.S. Treasury Notes 29.3%

	Principal Amount	Market Value
U.S. Treasury Notes 0.25%, 02/29/16	9,500,000	9,504,454
2.13%, 02/29/16	6,000,000	6,121,875
0.25%, 04/15/16	6,000,000	6,001,875
2.63%, 04/30/16	3,055,000	3,143,786
1.75%, 05/31/16	4,500,000	4,586,485
1.50%, 07/31/16	4,000,000	4,070,000
0.63%, 08/15/16	1,000,000	1,004,375
4.88%, 08/15/16	1,833,000	1,960,451
0.50%, 08/31/16	2,000,000	2,004,688
0.88%, 09/15/16	3,000,000	3,024,375
0.50%, 09/30/16	4,000,000	4,008,125
3.00%, 09/30/16	1,325,000	1,382,348
0.38%, 10/31/16	17,000,000	16,992,030
0.63%, 11/15/16	3,500,000	3,512,578
2.75%, 11/30/16	1,000,000	1,042,031
0.63%, 12/31/16	4,500,000	4,514,765
0.63%, 02/15/17	2,000,000	2,005,000
4.63%, 02/15/17	3,060,000	3,315,319
0.88%, 02/28/17	3,000,000	3,022,500
3.00%, 02/28/17	1,845,000	1,939,844
4.50%, 05/15/17	3,595,000	3,914,056
0.63%, 05/31/17	2,000,000	2,002,500
2.75%, 05/31/17	4,335,000	4,553,105
2.50%, 06/30/17	3,450,000	3,607,406
0.50%, 07/31/17	2,000,000	1,993,125
1.88%, 09/30/17	1,500,000	1,545,937
0.88%, 10/15/17	3,000,000	3,013,125
0.75%, 10/31/17	3,000,000	3,001,406
1.88%, 10/31/17	1,800,000	1,855,687
0.88%, 11/15/17	3,500,000	3,513,672
4.25%, 11/15/17	6,415,000	7,033,446
0.75%, 12/31/17	2,000,000	1,998,750
0.88%, 01/31/18	5,500,000	5,512,891
2.75%, 02/28/18	2,000,000	2,116,250
2.88%, 03/31/18	2,000,000	2,125,625
0.63%, 04/30/18	3,000,000	2,977,031
1.00%, 05/31/18	2,500,000	2,507,813
1.38%, 06/30/18	1,200,000	1,218,563
1.38%, 09/30/18	3,000,000	3,043,125
1.25%, 10/31/18	4,650,000	4,693,594
1.25%, 11/30/18	2,000,000	2,017,500
1.38%, 12/31/18	4,000,000	4,051,250
1.25%, 01/31/19	2,000,000	2,015,000
1.38%, 02/28/19	6,000,000	6,074,063
1.50%, 02/28/19	5,000,000	5,089,062
1.50%, 03/31/19	2,000,000	2,035,312
1.63%, 04/30/19	4,000,000	4,091,250
1.13%, 05/31/19	2,000,000	2,002,500
1.50%, 05/31/19	1,000,000	1,016,875
1.00%, 06/30/19	1,000,000	995,000
1.63%, 06/30/19	2,000,000	2,044,375
1.00%, 08/31/19	2,000,000	1,986,562
1.63%, 08/31/19	2,500,000	2,553,906
1.75%, 09/30/19	3,000,000	3,080,156
1.50%, 10/31/19	7,000,000	7,106,093
3.38%, 11/15/19	2,370,000	2,613,666
1.50%, 11/30/19	5,000,000	5,075,781
1.13%, 12/31/19	4,000,000	3,989,360
1.63%, 12/31/19	1,500,000	1,531,406
3.63%, 02/15/20	2,610,000	2,919,937
1.25%, 02/29/20	2,100,000	2,103,938
1.13%, 04/30/20	1,500,000	1,491,094
3.50%, 05/15/20	2,000,000	2,230,000
2.63%, 08/15/20	2,000,000	2,140,000
2.13%, 08/31/20	5,350,000	5,583,227
1.75%, 10/31/20	1,000,000	1,022,188
2.00%, 11/30/20	1,500,000	1,553,437
3.63%, 02/15/21	2,500,000	2,823,437

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
3.13%, 05/15/21	$750,000	$826,523
2.13%, 06/30/21	300,000	312,516
2.25%, 07/31/21	1,200,000	1,259,625
2.13%, 09/30/21	6,800,000	7,083,688
1.88%, 11/30/21	2,600,000	2,666,219
2.00%, 02/15/22	1,500,000	1,552,035
1.75%, 05/15/22	2,000,000	2,033,125
1.63%, 08/15/22	2,200,000	2,215,469
1.63%, 11/15/22	3,000,000	3,016,406
2.00%, 02/15/23	3,000,000	3,096,563
1.75%, 05/15/23	2,000,000	2,022,500
2.50%, 08/15/23	3,800,000	4,071,344
2.75%, 11/15/23	3,000,000	3,277,500
2.75%, 02/15/24	1,500,000	1,640,156
2.50%, 05/15/24	500,000	536,094
2.25%, 11/15/24	500,000	525,625

Total U.S. Treasury Notes (cost $256,729,320)		262,755,774

Yankee Dollars 0.4%

	Principal Amount	Market Value
Banks 0.0%†
Westpac Banking Corp., 4.63%, 06/01/18	103,000	111,869

Chemicals 0.0%†
Agrium, Inc. 3.15%, 10/01/22	50,000	50,957
6.13%, 01/15/41	100,000	125,835
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	162,831

		339,623

Electric Utilities 0.0%†
Hydro Quebec, 8.40%, 01/15/22	153,000	211,068

Energy Equipment & Services 0.0%†
Weatherford International Ltd., 5.50%, 02/15/16	51,000	51,532

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	250,000	272,250
TransCanada PipeLines Ltd., 5.85%, 03/15/36	300,000	364,635

		636,885

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	70,721
Teck Resources Ltd., 3.85%, 08/15/17	100,000	101,766

		172,487

Oil, Gas & Consumable Fuels 0.2%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	260,000	280,908
Encana Corp., 6.50%, 08/15/34	250,000	272,188
Nexen, Inc. 5.88%, 03/10/35	92,000	112,657
6.40%, 05/15/37	250,000	323,552
Petro-Canada, 5.95%, 05/15/35	189,000	225,799
Statoil ASA, 6.80%, 01/15/28	225,000	305,006
Suncor Energy, Inc., 3.60%, 12/01/24	120,000	122,797
Talisman Energy, Inc., 7.25%, 10/15/27	92,000	109,553

		1,752,460

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	168,000	240,533
6.20%, 06/01/36	164,000	232,982

		473,515

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	108,302

Total Yankee Dollars (cost $3,265,942)		3,857,741

Mutual Funds 6.9%

	Shares	Market Value
Money Market Fund 6.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(f)(g)	62,032,029	62,032,029

Total Mutual Funds (cost $62,032,029)		62,032,029

Repurchase Agreement 0.1%

	Principal Amount	Market Value
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $453,179, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $462,241.(g)	$453,177	453,177

Total Repurchase Agreement (cost $453,177)		453,177

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

TBA Sale Commitments 0.0% †

	Principal Amount	Market Value
U.S. Government Mortgage Backed Agencies
Federal National Mortgage Association
Pool TBA 5.50%, 02/25/45	$(151,346)	$(169,259)

Total TBA Sale Commitment (cost $(169,750)		(169,259)

Total Investments (cost $909,101,722) (h) — 106.3%		952,531,433
Liabilities in excess of other assets — (6.3)%		(56,189,563)

NET ASSETS — 100.0%		$896,341,870

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2015. The maturity date represents the actual maturity date.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2015.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2015 was $2,149,599 which represents 0.24% of net assets.
(d)	Investment in affiliate.
(e)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $484,847.
(f)	Represents 7-day effective yield as of January 31, 2015.
(g)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $495,000.
(h)	At January 31, 2015, the tax basis cost of the Fund’s investments was $909,197,997, tax unrealized appreciation and depreciation were $44,729,571 and $(1,396,135), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ACES	Alternative Credit Enhancement Services
AG	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
COP	Certificates of Participation
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,744,858	$—	$3,744,858
Commercial Mortgage Backed Securities		18,323,366	—	18,323,366
Corporate Bonds		224,672,322	—	224,672,322
Municipal Bonds		9,087,641	—	9,087,641
Mutual Funds	62,032,029	—	—	62,032,029
Repurchase Agreement		453,177	—	453,177
Sovereign Bonds		30,137,344	—	30,137,344
U.S. Government Mortgage Backed Agencies		254,455,809	—	254,455,809
U.S. Government Sponsored & Agency Obligations		26,228,477	—	26,228,477
U.S. Treasury Bonds		56,952,154	—	56,952,154
U.S. Treasury Notes		262,755,774	—	262,755,774
Yankee Dollars		3,857,741	—	3,857,741

Total Assets	$62,032,029	$890,668,663	$—	$952,700,692

Liabilities:
U.S. Government Mortgage Backed Agencies	$—	$(169,259)	$—	$(169,259)

Total Liabilities	$—	$(169,259)	$—	$(169,259)

Total	$62,032,029	$890,499,404	$—	$952,531,433

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 0.5%

	Principal Amount	Market Value
Other 0.5%
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32(a)	$317,212	$326,312
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34(b)	57,670	57,816

		384,128

Total Asset-Backed Securities (cost $374,881)		384,128

Collateralized Mortgage Obligations 5.0%

	Principal Amount	Market Value
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34(b)	170,741	174,182
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	601,572	522,943
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005- 15, Class A7, 5.50%, 08/25/35	214,221	198,981
Federal National Mortgage Association REMICS Series 2003-33, Class LB, 5.50%, 05/25/23	1,243,433	1,360,045
Series 2009-42, Class AP, 4.50%, 03/25/39	781,209	842,046
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	604,151	559,715

Total Collateralized Mortgage Obligations (cost $3,603,894)		3,657,912

Commercial Mortgage Backed Securities 11.7%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM, 5.15%, 09/10/47(a)	1,000,000	1,028,567
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.71%, 12/10/49(a)	1,000,000	1,004,794
Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class B, 1.77%, 02/13/32(a)(c)	1,000,000	1,001,639
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A3, 5.69%, 09/15/40(a)	732,240	733,413
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	2,000,000	2,129,239
GS Mortgage Securities Corp. II, Series 2006-GG8, Class AM, 5.59%, 11/10/39	1,000,000	1,063,306
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2, 3.34%, 07/15/46(c)	1,586,255	1,628,519

Total Commercial Mortgage Backed Securities (cost $8,635,200)		8,589,477

Corporate Bonds 64.6%

	Principal Amount	Market Value
Airlines 2.8%
American Airlines Pass Through Trust, Series 2013-2, Class B, 5.60%, 01/15/22(c)	954,429	985,448
British Airways PLC, Series 2013-1, Class B, 5.63%, 12/20/21(c)	950,224	1,007,993
Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.90%, 07/02/18	72,696	75,694

		2,069,135

Automobiles 1.4%
Hyundai Capital Services, Inc., 3.50%, 09/13/17(c)	1,000,000	1,035,290

Banks 9.6%
Bank of America Corp., 4.20%, 08/26/24	1,000,000	1,035,081
Bank of America NA, 6.10%, 06/15/17	750,000	822,419
CoBank ACB, 7.88%, 04/16/18(c)	850,000	996,737
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.75%, 12/01/43	600,000	758,318
HSBC Holdings PLC, 5.25%, 03/14/44	750,000	894,598

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Huntington Bancshares, Inc., 7.00%, 12/15/20	$500,000	$612,371
JPMorgan Chase & Co., 7.90%, 04/30/18(d)	1,000,000	1,080,000
Sovereign Bank, 8.75%, 05/30/18	750,000	896,078

		7,095,602

Biotechnology 1.0%
Celgene Corp., 4.63%, 05/15/44	650,000	722,830

Capital Markets 1.2%
FMR LLC, 7.49%, 06/15/19(c)	750,000	913,337

Chemicals 0.8%
Cytec Industries, Inc., 3.95%, 05/01/25	600,000	624,652

Commercial Services & Supplies 0.3%
Clean Harbors, Inc., 5.13%, 06/01/21	200,000	201,000

Diversified Financial Services 2.8%
General Electric Capital Corp., 5.30%, 02/11/21	500,000	581,590
4.65%, 10/17/21	750,000	854,649
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	500,000	655,767

		2,092,006

Diversified Telecommunication Services 2.1%
Qwest Corp., 6.88%, 09/15/33	1,000,000	1,008,750
Verizon Communications, Inc., 5.15%, 09/15/23	500,000	571,282

		1,580,032

Energy Equipment & Services 0.8%
SESI LLC, 6.38%, 05/01/19	200,000	199,000
Weatherford International Ltd., 6.75%, 09/15/40	500,000	412,484

		611,484

Food & Staples Retailing 2.1%
CVS Pass-Through Trust, 6.94%, 01/10/30	826,295	1,037,819
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	500,000	511,648

		1,549,467

Food Products 2.9%
ConAgra Foods, Inc., 4.95%, 08/15/20	750,000	845,818
HJ Heinz Co., 4.25%, 10/15/20	200,000	202,000
Post Holdings, Inc., 6.75%, 12/01/21(c)	200,000	197,000
Tyson Foods, Inc., 2.65%, 08/15/19	850,000	872,898

		2,117,716

Gas Utilities 5.0%
Boardwalk Pipelines LP, 5.75%, 09/15/19	750,000	819,467
4.95%, 12/15/24	250,000	255,467
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	1,000,000	1,024,368
Rockies Express Pipeline LLC, 3.90%, 04/15/15(c)	1,000,000	1,000,000
Spectra Energy Partners LP, 4.60%, 06/15/21	500,000	551,053

		3,650,355

Health Care Providers & Services 1.5%
Express Scripts Holding Co., 4.75%, 11/15/21	500,000	566,926
Hospira, Inc., 6.05%, 03/30/17	500,000	542,254

		1,109,180

Industrial Conglomerates 1.7%
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,243,919

Information Technology Services 0.3%
Audatex North America, Inc., 6.00%, 06/15/21(c)	200,000	208,500

Insurance 4.7%
Five Corners Funding Trust, 4.42%, 11/15/23(c)	750,000	823,717
Liberty Mutual Group, Inc., 4.95%, 05/01/22(c)	850,000	948,951
Oil Insurance Ltd., 3.24%, 03/05/15(c)(d)	1,000,000	910,000
TIAA Asset Management Finance Co. LLC, 4.13%, 11/01/24(c)	700,000	750,189

		3,432,857

Media 0.7%
CBS Corp., 3.50%, 01/15/25	500,000	512,276

Metals & Mining 3.4%
Anglo American Capital PLC, 9.38%, 04/08/19(c)	550,000	685,657
Barrick Gold Corp., 6.95%, 04/01/19	750,000	870,105
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 03/15/20	1,000,000	922,630

		2,478,392

Multiline Retail 1.4%
Wal-Mart Stores, Inc., 5.63%, 04/15/41	755,000	1,018,546

Multi-Utilities & Unregulated Power 0.3%
Calpine Corp., 7.88%, 01/15/23(c)	175,000	196,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels 10.8%
Anadarko Petroleum Corp., 6.95%, 06/15/19	$800,000	$952,317
Atwood Oceanics, Inc., 6.50%, 02/01/20	200,000	181,000
Baytex Energy Corp., 5.13%, 06/01/21(c)	200,000	173,500
BP Capital Markets PLC, 2.24%, 05/10/19	750,000	758,619
Murphy Oil Corp., 3.70%, 12/01/22	1,000,000	911,779
Petrobras International Finance Co., 3.88%, 01/27/16	1,000,000	971,380
Petroleos Mexicanos, 5.63%, 01/23/46(c)	500,000	509,366
Pride International, Inc., 6.88%, 08/15/20	1,000,000	1,131,064
Rowan Cos., Inc., 5.00%, 09/01/17	1,000,000	1,026,619
Transocean, Inc., 6.38%, 12/15/21	1,425,000	1,161,375
WPX Energy, Inc., 6.00%, 01/15/22	200,000	194,000

		7,971,019

Pharmaceuticals 1.4%
AbbVie, Inc., 2.90%, 11/06/22	1,000,000	1,014,621

Real Estate Investment Trusts (REITs) 1.8%
Corrections Corp. of America, 4.13%, 04/01/20	200,000	200,500
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	1,087,925

		1,288,425

Road & Rail 0.4%
Burlington Northern Santa Fe LLC, 4.90%, 04/01/44	250,000	299,392

Technology Hardware, Storage & Peripherals 1.4%
Digital Equipment Corp., 7.75%, 04/01/23	825,000	1,044,437

Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co., 6.88%, 05/01/22	200,000	216,500

Tobacco 1.1%
Altria Group, Inc., 4.00%, 01/31/24	750,000	813,594

Wireless Telecommunication Services 0.6%
Sprint Communications, Inc., 7.00%, 03/01/20(c)	200,000	217,500
T-Mobile USA, Inc., 6.25%, 04/01/21	200,000	206,500

		424,000

Total Corporate Bonds (cost $45,335,547)		47,534,564

Municipal Bonds 3.3%

	Principal Amount	Market Value
California 2.1%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	500,000	645,885
State of California, GO, 5.70%, 11/01/21	750,000	899,527

		1,545,412

District of Columbia 1.2%
Metropolitan Washington Airports Authority, RB, 7.46%, 10/01/46	600,000	881,454

Total Municipal Bonds (cost $2,158,157)		2,426,866

U.S. Government Mortgage Backed Agencies 3.8%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01443, 3.50%, 07/01/18	283,008	300,685
Federal National Mortgage Association Pool
Pool# 383661 6.62%, 06/01/16	1,555,225	1,626,102
Pool# 386905 5.00%, 04/01/19	808,926	895,803

Total U.S. Government Mortgage Backed Agencies (cost $2,620,536)		2,822,590

U.S. Treasury Notes 9.5%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes, 2.13%, 01/15/19(e)	2,000,000	2,421,177
U.S. Treasury Notes 0.88%, 04/30/17	1,000,000	1,007,187
1.38%, 07/31/18	3,000,000	3,045,000
2.25%, 11/15/24	500,000	525,625

Total U.S. Treasury Notes (cost $6,742,933)		6,998,989

Yankee Dollar 1.1%

	Principal Amount	Market Value
Chemicals 1.1%
Agrium, Inc., 3.50%, 06/01/23	750,000	767,436

Total Yankee Dollar (cost $749,286)		767,436

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Fund

Yankee Dollar (continued)

Market Value
Chemicals (continued)
Total Investments (cost $70,220,434) (f) — 99.5%	$73,181,962
Other assets in excess of liabilities — 0.5%	404,631

NET ASSETS — 100.0%	$73,586,593

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2015. The maturity date represents the actual maturity date.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2015.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2015 was $14,189,343 which represents 19.28% of net assets.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2015. The maturity date reflects the next call date.
(e)	Principal amounts are not adjusted for inflation.
(f)	At January 31, 2015, the tax basis cost of the Fund’s investments was $70,259,455, tax unrealized appreciation and depreciation were $4,045,835 and $(1,123,328), respectively.

ACB	Agricultural Credit Bank
BA	Limited
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.5%

	Shares	Market Value
Biotechnology 7.0%
Alexion Pharmaceuticals, Inc.*	2,000	$366,480
Alkermes PLC*	6,000	433,500
Alnylam Pharmaceuticals, Inc.*	1,400	131,362
Amgen, Inc.	3,000	456,780
Biogen Idec, Inc.*	2,500	972,900
BioMarin Pharmaceutical, Inc.*	2,000	194,320
Celgene Corp.*	8,000	953,280
Celldex Therapeutics, Inc.*	8,000	171,360
Enanta Pharmaceuticals, Inc.*	6,700	291,048
Gilead Sciences, Inc.*	6,000	628,980
Hyperion Therapeutics, Inc.*	6,500	164,450
Ignyta, Inc.*	15,000	102,000
Incyte Corp.*	2,500	199,275
Isis Pharmaceuticals, Inc.*	2,000	137,020
KaloBios Pharmaceuticals, Inc.*	52,000	21,320
Loxo Oncology, Inc.*	10,000	127,900
Medivation, Inc.*	1,000	108,820
Momenta Pharmaceuticals, Inc.*	10,000	107,700
Regeneron Pharmaceuticals, Inc.*	1,300	541,658
Seattle Genetics, Inc.*	2,500	77,900
Vertex Pharmaceuticals, Inc.*	5,000	550,700
Xencor, Inc.*	11,500	174,225
Zafgen, Inc.*	5,000	190,050

		7,103,028

Communications Equipment 9.8%
Brocade Communications Systems, Inc.	91,490	1,017,369
Cisco Systems, Inc.	111,370	2,936,270
F5 Networks, Inc.*	12,845	1,433,759
Motorola Solutions, Inc.	12,270	765,771
Palo Alto Networks, Inc.*	6,070	767,187
QUALCOMM, Inc.	47,755	2,982,777

		9,903,133

Electronic Equipment, Instruments & Components 4.9%
Amphenol Corp., Class A	24,000	1,289,040
Flextronics International Ltd.*	100,280	1,115,114
Sanmina Corp.*	50,545	1,070,543
TE Connectivity Ltd.	22,905	1,520,663

		4,995,360

Health Care Equipment & Supplies 0.1%
Wright Medical Group, Inc.*	4,000	97,640

Information Technology Services 13.3%
Accenture PLC, Class A	19,300	1,621,779
Alliance Data Systems Corp.*	3,910	1,129,326
Amdocs Ltd.	31,200	1,503,216
Automatic Data Processing, Inc.	9,800	808,794
Cognizant Technology Solutions Corp., Class A*	39,915	2,160,599
Computer Sciences Corp.	23,140	1,404,135
Euronet Worldwide, Inc.*	31,000	1,407,090
Fidelity National Information Services, Inc.	14,900	930,207
Fiserv, Inc.*	15,600	1,131,468
MasterCard, Inc., Class A	10,800	885,924
Visa, Inc., Class A	1,920	489,427

		13,471,965

Internet & Catalog Retail 2.1%
Amazon.com, Inc.*	1,835	650,563
Priceline Group, Inc. (The)*	885	893,390
TripAdvisor, Inc.*	8,525	571,260

		2,115,213

Internet Software & Services 14.4%
Akamai Technologies, Inc.*	15,160	881,630
Blucora, Inc.*	26,140	353,413
eBay, Inc.*	23,085	1,223,505
Facebook, Inc., Class A*	42,765	3,246,291
Google, Inc., Class A*	5,950	3,198,422
Google, Inc., Class C*	5,950	3,180,394
IAC/InterActiveCorp.	12,700	774,065
LogMeIn, Inc.*	15,530	738,452
VeriSign, Inc.*	18,500	1,007,880

		14,604,052

Life Sciences Tools & Services 0.4%
Illumina, Inc.*	2,000	390,380

Pharmaceuticals 1.8%
BioDelivery Sciences International, Inc.*	16,300	213,530
Endocyte, Inc.*	16,000	82,880
Medicines Co. (The)*	10,200	292,434
Mylan, Inc.*	7,000	372,050
Pfizer, Inc.	15,000	468,750
Salix Pharmaceuticals Ltd.*	1,000	134,670
Shire PLC, ADR-IE	1,000	219,260

		1,783,574

Semiconductors & Semiconductor Equipment 15.2%
Applied Materials, Inc.	13,700	312,908
Broadcom Corp., Class A	7,765	329,508
Intel Corp.	28,090	928,094
KLA-Tencor Corp.	21,090	1,296,402
Lam Research Corp.	23,390	1,787,932
Linear Technology Corp.	28,360	1,274,498
Micron Technology, Inc.*	79,220	2,318,373
NVIDIA Corp.	50,000	960,250
NXP Semiconductors NV*	30,740	2,438,911
Skyworks Solutions, Inc.	5,180	430,199
Synaptics, Inc.*	15,380	1,181,338
Texas Instruments, Inc.	15,000	801,750
Xilinx, Inc.	35,880	1,384,071

		15,444,234

Software 14.5%
Activision Blizzard, Inc.	78,805	1,646,630
Aspen Technology, Inc.*	34,025	1,202,614
CA, Inc.	9,200	278,760

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Intuit, Inc.	14,695	$1,275,820
Manhattan Associates, Inc.*	32,100	1,432,944
Microsoft Corp.	94,000	3,797,600
NetScout Systems, Inc.*	18,040	647,636
Oracle Corp.	57,895	2,425,221
PTC, Inc.*	8,580	286,658
salesforce.com, Inc.*	6,135	346,321
Splunk, Inc.*	7,065	364,907
Symantec Corp.	41,605	1,030,556

		14,735,667

Technology Hardware, Storage & Peripherals 16.0%
Apple, Inc.	65,785	7,707,371
Electronics For Imaging, Inc.*	15,910	614,921
EMC Corp.	35,500	920,515
Hewlett-Packard Co.	52,210	1,886,347
Lexmark International, Inc., Class A	7,830	312,495
NetApp, Inc.	32,020	1,210,356
SanDisk Corp.	4,800	364,368
Seagate Technology PLC	22,200	1,252,968
Western Digital Corp.	20,495	1,992,729

		16,262,070

Total Investments (cost $57,955,701) (a) — 99.5%		100,906,316
Other assets in excess of liabilities — 0.5%		464,973

NET ASSETS — 100.0%		$101,371,289

*	Denotes a non-income producing security.
(a)	At January 31, 2015, the tax basis cost of the Fund’s investments was $57,988,803, tax unrealized appreciation and depreciation were $43,473,614 and $(556,101), respectively.

ADR	American Depositary Receipt
IE	Ireland
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard Technology & Science Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 97.5%

	Shares	Market Value
ARGENTINA 1.0%

Banks 0.4%
Grupo Financiero Galicia SA, ADR(a)	70,000	$1,145,200

Internet Software & Services 0.3%
MercadoLibre, Inc.	7,000	867,580

Oil, Gas & Consumable Fuels 0.3%
YPF SA, ADR	30,000	703,500

		2,716,280

AUSTRALIA 1.4%

Containers & Packaging 1.0%
Amcor Ltd.	250,000	2,470,807

Hotels, Restaurants & Leisure 0.4%
Aristocrat Leisure Ltd.	200,000	1,083,472

		3,554,279

BELGIUM 3.4%

Banks 0.6%
KBC Groep NV*	30,000	1,613,551

Beverages 0.9%
Anheuser-Busch InBev NV	20,000	2,439,323

Diversified Telecommunication Services 0.4%
Belgacom SA	30,000	1,117,327

Food & Staples Retailing 1.2%
Delhaize Group SA	35,000	2,911,527

Insurance 0.3%
Ageas	25,000	856,096

		8,937,824

CHINA 0.4%

Machinery 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	1,200,000	1,097,014

DENMARK 4.4%

Banks 0.9%
Danske Bank A/S	60,000	1,552,943
Sydbank A/S*	25,000	704,231

		2,257,174

Diversified Telecommunication Services 0.4%
TDC A/S	150,000	1,110,119

Electrical Equipment 0.7%
Vestas Wind Systems A/S*	50,000	1,942,681

Health Care Equipment & Supplies 1.6%
Coloplast A/S, Class B	50,000	3,941,280

Marine 0.4%
AP Moeller - Maersk A/S, Class B	500	1,010,375

Textiles, Apparel & Luxury Goods 0.4%
Pandora A/S	15,000	1,072,314

		11,333,943

EGYPT 0.9%

Banks 0.6%
Commercial International Bank Egypt SAE, GDR REG	223,254	1,593,920

Wireless Telecommunication Services 0.3%
Global Telecom Holding SAE, GDR*	278,497	803,370

		2,397,290

FINLAND 5.6%

Communications Equipment 1.0%
Nokia OYJ	350,000	2,691,691

Diversified Telecommunication Services 0.6%
Elisa OYJ	60,000	1,595,995

Insurance 0.7%
Sampo OYJ, Class A	35,000	1,695,118

Machinery 0.9%
Wartsila OYJ Abp	50,000	2,317,879

Oil, Gas & Consumable Fuels 0.5%
Neste Oil OYJ	45,000	1,251,379

Paper & Forest Products 1.6%
Stora Enso OYJ, Class R	200,000	1,940,486
UPM-Kymmene OYJ	130,000	2,285,061

		4,225,547

Pharmaceuticals 0.3%
Orion OYJ, Class B	25,000	824,242

		14,601,851

FRANCE 3.1%

Auto Components 0.8%
Valeo SA	15,000	2,115,027

Banks 0.4%
Natixis SA	150,000	953,998

Information Technology Services 0.3%
Cap Gemini SA	12,000	870,962

Insurance 1.2%
AXA SA	100,000	2,339,194
SCOR SE	25,000	778,249

		3,117,443

Multi-Utilities 0.4%
Veolia Environnement SA	50,000	915,957

		7,973,387

GEORGIA 0.2%

Banks 0.2%
Bank of Georgia Holdings PLC	20,000	610,576

GERMANY 3.7%

Air Freight & Logistics 1.1%
Deutsche Post AG REG	90,000	2,912,679

Automobiles 0.3%
Daimler AG REG	10,000	905,649

Insurance 0.7%
Hannover Rueck SE	20,000	1,792,547

Media 0.3%
ProSiebenSat.1 Media AG REG	20,000	885,355

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)

Pharmaceuticals 0.6%
Bayer AG REG	10,000	$1,440,314

Wireless Telecommunication Services 0.7%
Freenet AG	60,000	1,786,526

		9,723,070

HONG KONG 1.5%

Real Estate Management & Development 1.5%
Cheung Kong Holdings Ltd.	200,000	3,816,559

INDIA 5.5%

Automobiles 0.5%
Tata Motors Ltd., ADR	25,000	1,233,000

Banks 0.9%
ICICI Bank Ltd., ADR	200,000	2,402,000

Chemicals 0.3%
UPL Ltd.	150,000	890,166

Construction & Engineering 0.7%
IRB Infrastructure Developers Ltd.	400,000	1,735,309

Diversified Financial Services 0.4%
Power Finance Corp., Ltd.	220,000	1,056,191

Household Products 0.9%
Hindustan Unilever Ltd.	150,000	2,257,934

Information Technology Services 1.1%
HCL Technologies Ltd.	30,000	865,758
Infosys Ltd., ADR	54,000	1,840,320

		2,706,078

Metals & Mining 0.2%
Tata Steel Ltd.	100,000	629,502

Oil, Gas & Consumable Fuels 0.2%
Coal India Ltd.*	110,000	638,143

Pharmaceuticals 0.3%
Dr. Reddy’s Laboratories Ltd., ADR	15,000	757,050

		14,305,373

INDONESIA 1.5%

Banks 1.0%
Bank Negara Indonesia Persero Tbk PT	2,000,000	979,959
Bank Rakyat Indonesia Persero Tbk PT	2,000,000	1,829,962

		2,809,921

Food & Staples Retailing 0.5%
Matahari Putra Prima Tbk PT	4,000,000	1,198,311

		4,008,232

IRELAND 3.4%

Airlines 0.6%
Ryanair Holdings PLC, ADR*	25,000	1,649,500

Construction Materials 0.8%
CRH PLC	100,000	2,412,568

Containers & Packaging 0.8%
Smurfit Kappa Group PLC	80,000	1,966,826

Food Products 0.4%
Kerry Group PLC, Class A	13,000	942,165

Industrial Conglomerates 0.8%
DCC PLC	37,000	1,960,455

		8,931,514

ISRAEL 2.9%

Banks 0.3%
Bank Hapoalim BM	150,000	666,308

Diversified Telecommunication Services 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	450,000	717,657

Pharmaceuticals 2.3%
Teva Pharmaceutical Industries Ltd., ADR	110,000	6,254,600

		7,638,565

JAPAN 21.0%

Airlines 0.9%
Japan Airlines Co., Ltd.	70,000	2,369,893

Auto Components 2.4%
Bridgestone Corp.	100,000	3,996,734
NHK Spring Co., Ltd.	75,000	676,487
Toyo Tire & Rubber Co., Ltd.	75,000	1,689,270

		6,362,491

Automobiles 0.6%
Fuji Heavy Industries Ltd.	40,000	1,442,693

Banks 3.4%
Aozora Bank Ltd.	300,000	1,091,754
Mitsubishi UFJ Financial Group, Inc.	600,000	3,188,562
Resona Holdings, Inc.	200,000	992,242
Sumitomo Mitsui Financial Group, Inc.	100,000	3,355,684

		8,628,242

Capital Markets 1.0%
Daiwa Securities Group, Inc.	350,000	2,543,019

Chemicals 1.6%
DIC Corp.	300,000	742,741
Sumitomo Chemical Co., Ltd.	300,000	1,180,291
Tosoh Corp.	400,000	2,156,345

		4,079,377

Food Products 0.4%
Nippon Suisan Kaisha Ltd.*	300,000	1,036,625

Household Durables 2.2%
Panasonic Corp.	325,000	3,691,959
Sekisui Chemical Co., Ltd.	90,000	984,308
Sharp Corp.*(a)	500,000	978,758

		5,655,025

Leisure Products 0.3%
Heiwa Corp.	40,000	804,585

Machinery 1.0%
NTN Corp.	300,000	1,283,917
Sumitomo Heavy Industries Ltd.	250,000	1,352,852

		2,636,769

Marine 0.5%
Nippon Yusen KK	400,000	1,189,245

Metals & Mining 0.4%
Kobe Steel Ltd.	600,000	1,052,286

Real Estate Management & Development 0.5%
Daiwa House Industry Co., Ltd.	75,000	1,381,168

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Road & Rail 0.4%
Sankyu, Inc.	240,000	$960,113

Technology Hardware, Storage & Peripherals 2.5%
Konica Minolta, Inc.	170,000	1,870,751
Ricoh Co., Ltd.	100,000	975,538
Seiko Epson Corp.	90,000	3,655,163

		6,501,452

Trading Companies & Distributors 1.7%
ITOCHU Corp.	250,000	2,531,366
Marubeni Corp.	350,000	1,931,909

		4,463,275

Wireless Telecommunication Services 1.2%
KDDI Corp.	45,000	3,176,503

		54,282,761

NETHERLANDS 0.6%

Food & Staples Retailing 0.6%
Koninklijke Ahold NV	92,307	1,666,002

PAKISTAN 1.3%

Banks 0.3%
United Bank Ltd.	400,000	712,268

Chemicals 0.5%
Engro Corp., Ltd.	450,000	1,323,867

Oil, Gas & Consumable Fuels 0.5%
Oil & Gas Development Co., Ltd.	250,000	521,637
Pakistan Petroleum Ltd.	450,000	757,466

		1,279,103

		3,315,238

SINGAPORE 3.1%

Airlines 0.4%
Singapore Airlines Ltd.	125,000	1,167,566

Banks 2.7%
DBS Group Holdings Ltd.	150,000	2,186,944
Oversea-Chinese Banking Corp., Ltd.	600,000	4,602,100

		6,789,044

		7,956,610

SOUTH AFRICA 0.7%

Paper & Forest Products 0.7%
Mondi PLC	100,000	1,783,886

SPAIN 2.5%

Banks 1.5%
Banco Santander SA	300,000	2,017,822
Bankinter SA	250,000	1,736,895

		3,754,717

Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA	25,000	869,494

Gas Utilities 0.7%
Gas Natural SDG SA	75,000	1,760,534

		6,384,745

SWEDEN 4.5%

Banks 1.2%
Skandinaviska Enskilda Banken AB, Class A	250,000	3,010,398

Commercial Services & Supplies 0.3%
Securitas AB, Class B	70,000	853,224

Communications Equipment 0.9%
Telefonaktiebolaget LM Ericsson, Class B	200,000	2,424,851

Construction & Engineering 0.7%
NCC AB, Class B	25,000	808,359
Skanska AB, Class B	50,000	1,108,212

		1,916,571

Diversified Telecommunication Services 0.5%
TeliaSonera AB	200,000	1,232,353

Household Durables 0.6%
Electrolux AB Series B	50,000	1,538,925

Household Products 0.3%
Svenska Cellulosa AB SCA, Class B	30,000	723,124

		11,699,446

SWITZERLAND 4.2%

Insurance 1.5%
Swiss Life Holding AG REG*	8,000	1,785,228
Swiss Re AG	25,000	2,255,185

		4,040,413

Life Sciences Tools & Services 0.7%
Lonza Group AG REG*	15,000	1,776,545

Machinery 0.5%
Georg Fischer AG REG*	2,000	1,199,341

Pharmaceuticals 1.5%
Novartis AG REG	20,000	1,949,056
Roche Holding AG	7,000	1,886,622

		3,835,678

		10,851,977

TAIWAN 1.5%

Banks 0.3%
CTBC Financial Holding Co., Ltd.	1,200,000	761,226

Electronic Equipment, Instruments & Components 0.4%
Innolux Corp.	2,000,000	963,526

Semiconductors & Semiconductor Equipment 0.8%
Advanced Semiconductor Engineering, Inc.	600,000	753,432
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	60,000	1,362,600

		2,116,032

		3,840,784

THAILAND 3.0%

Banks 1.0%
Kasikornbank PCL, NVDR	150,000	1,014,846
Krung Thai Bank PCL	1,500,000	1,038,441
Krung Thai Bank PCL, NVDR	1,000,000	692,295

		2,745,582

Chemicals 0.4%
PTT Global Chemical PCL, NVDR	600,000	1,035,360

Electronic Equipment, Instruments & Components 0.5%
Samart Corp. PCL	1,000,000	1,235,567

Oil, Gas & Consumable Fuels 0.7%
PTT PCL, NVDR	100,000	1,057,304
PTT PCL	80,000	845,843

		1,903,147

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks (continued)

	Shares	Market Value
Transportation Infrastructure 0.4%
Airports of Thailand PCL, NVDR	100,000	$986,692

		7,906,348

TURKEY 2.1%

Airlines 0.4%
Turk Hava Yollari*	300,000	1,144,923

Banks 1.1%
Turkiye Halk Bankasi A/S	200,000	1,284,223
Turkiye Is Bankasi, Class C	500,000	1,449,385

		2,733,608

Metals & Mining 0.3%
Eregli Demir ve Celik Fabrikalari TAS	500,000	896,367

Wireless Telecommunication Services 0.3%
Turkcell Iletisim Hizmetleri A/S*	120,000	690,823

		5,465,721

UNITED KINGDOM 14.1%
Aerospace & Defense 0.7%
BAE Systems PLC	250,000	1,903,154

Capital Markets 1.2%
3i Group PLC	150,000	1,034,445
Aberdeen Asset Management PLC	300,000	1,969,298

		3,003,743

Diversified Telecommunication Services 1.1%
BT Group PLC	450,000	2,823,141

Electric Utilities 0.7%
SSE PLC	70,000	1,693,905

Food Products 1.9%
Unilever PLC	110,000	4,843,744

Household Products 0.7%
Reckitt Benckiser Group PLC	22,000	1,861,967

Insurance 0.5%
Direct Line Insurance Group PLC	300,000	1,406,899

Media 0.9%
ITV PLC	400,000	1,323,808
Reed Elsevier PLC	60,000	1,041,660

		2,365,468

Multiline Retail 0.8%
Next PLC	20,000	2,173,362

Pharmaceuticals 2.3%
AstraZeneca PLC	50,000	3,559,267
Hikma Pharmaceuticals PLC	60,000	2,126,052

		5,685,319

Road & Rail 0.2%
Stagecoach Group PLC	100,000	514,804

Software 0.4%
Micro Focus International PLC	62,332	987,664

Specialty Retail 0.9%
WH Smith PLC	120,000	2,430,412

Tobacco 1.8%
British American Tobacco PLC	30,000	1,692,481
Imperial Tobacco Group PLC	65,000	3,052,983

		4,745,464

		36,439,046

Total Common Stocks (cost $223,561,023)		253,238,321

Right 0.0%†

	Number of Rights	Market Value
SPAIN 0.0%†
Construction & Engineering 0.0%†
ACS Actividades de Construccion y Servicios SA, expiring 02/12/15*	25,000	12,713

Total Right (cost $—)		12,713

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(b)(c)	184,880	184,880

Total Mutual Fund (cost $184,880)		184,880

Repurchase Agreement 0.8%

	Principal Amount	Market Value
Royal Bank of Canada, 0.05%,dated 01/30/15, due 02/02/15, repurchase price $2,003,314, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $2,043,371.(c)	$2,003,305	2,003,305

Total Repurchase Agreement (cost $2,003,305)		2,003,305

Total Investments (cost $225,749,208) (d) — 98.4%		255,439,219
Other assets in excess of liabilities — 1.6%		4,274,180

NET ASSETS — 100.0%		$259,713,399

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $2,100,993.
(b)	Represents 7-day effective yield as of January 31, 2015.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $2,188,185.
(d)	At January 31, 2015, the tax basis cost of the Fund’s investments was $225,938,320, tax unrealized appreciation and depreciation were $38,676,998 and $(9,176,099), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
BM	Limited Liability
GDR	Global Depositary Receipt
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
TAS	Joint Stock Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund

At January 31, 2015, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	Brown Brothers Harriman & Co.	03/19/15	(11,000,000)	$(13,652,650)	$(12,434,795)	$1,217,855
Euro	Brown Brothers Harriman & Co.	03/19/15	(11,000,000)	(12,339,250)	(12,434,796)	(95,546)
Japanese Yen	Brown Brothers Harriman & Co.	03/19/15	(1,500,000,000)	(12,778,899)	(12,779,856)	(957)

Total Short Contracts				$(38,770,799)	$(37,649,447)	$1,121,352

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,903,154	$—	$1,903,154
Air Freight & Logistics	—	2,912,679	—	2,912,679
Airlines	1,649,500	4,682,382	—	6,331,882
Auto Components	—	8,477,518	—	8,477,518
Automobiles	1,233,000	2,348,342	—	3,581,342
Banks	5,297,909	37,889,824	—	43,187,733
Beverages	—	2,439,323	—	2,439,323
Capital Markets	—	5,546,762	—	5,546,762
Chemicals	1,323,867	6,004,903	—	7,328,770
Commercial Services & Supplies	—	853,224	—	853,224
Communications Equipment	—	5,116,542	—	5,116,542
Construction & Engineering	—	4,521,374	—	4,521,374
Construction Materials	—	2,412,568	—	2,412,568
Containers & Packaging	—	4,437,633	—	4,437,633
Diversified Financial Services	—	1,056,191	—	1,056,191
Diversified Telecommunication Services	—	8,596,592	—	8,596,592
Electric Utilities	—	1,693,905	—	1,693,905
Electrical Equipment	—	1,942,681	—	1,942,681
Electronic Equipment, Instruments & Components	1,235,567	963,526	—	2,199,093
Food & Staples Retailing	—	5,775,840	—	5,775,840
Food Products	—	6,822,534	—	6,822,534

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Gas Utilities	$—	$1,760,534	$—	$1,760,534
Health Care Equipment & Supplies	—	3,941,280	—	3,941,280
Hotels, Restaurants & Leisure	—	1,083,472	—	1,083,472
Household Durables	—	7,193,950	—	7,193,950
Household Products	—	4,843,025	—	4,843,025
Industrial Conglomerates	—	1,960,455	—	1,960,455
Information Technology Services	1,840,320	1,736,720	—	3,577,040
Insurance	—	12,908,516	—	12,908,516
Internet Software & Services	867,580	—	—	867,580
Leisure Products	—	804,585	—	804,585
Life Sciences Tools & Services	—	1,776,545	—	1,776,545
Machinery	—	7,251,003	—	7,251,003
Marine	—	2,199,620	—	2,199,620
Media	—	3,250,823	—	3,250,823
Metals & Mining	—	2,578,155	—	2,578,155
Multiline Retail	—	2,173,362	—	2,173,362
Multi-Utilities	—	915,957	—	915,957
Oil, Gas & Consumable Fuels	1,549,343	4,225,929	—	5,775,272
Paper & Forest Products	—	6,009,433	—	6,009,433
Pharmaceuticals	7,011,650	11,785,553	—	18,797,203
Real Estate Management & Development	—	5,197,727	—	5,197,727
Road & Rail	—	1,474,917	—	1,474,917
Semiconductors & Semiconductor Equipment	1,362,600	753,432	—	2,116,032
Software	987,664	—	—	987,664
Specialty Retail	—	2,430,412	—	2,430,412
Technology Hardware, Storage & Peripherals	—	6,501,452	—	6,501,452
Textiles, Apparel & Luxury Goods	—	1,072,314	—	1,072,314
Tobacco	—	4,745,464	—	4,745,464
Trading Companies & Distributors	—	4,463,275	—	4,463,275
Transportation Infrastructure	—	986,692	—	986,692
Wireless Telecommunication Services	—	6,457,222	—	6,457,222

Total Common Stocks	$24,359,000	$228,879,321	$—	$253,238,321

Forward Foreign Currency Contracts	—	1,217,855	—	1,217,855
Mutual Fund	184,880	—	—	184,880
Repurchase Agreement	—	2,003,305	—	2,003,305
Right	12,713	—	—	12,713

Total Assets	$24,556,593	$232,100,481	$—	$256,657,074

Liabilities:
Forward Foreign Currency Contracts	—	(96,503)	—	(96,503)

Total Liabilities	$—	$(96,503)	$—	$(96,503)

Total	$24,556,593	$232,003,978	$—	$256,560,571

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2015

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$1,217,855

Total		$1,217,855

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard International Equities Fund

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(96,503)

Total		$(96,503)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 95.0%

	Shares	Market Value
ARGENTINA 4.3%
Banks 1.9%
Banco Macro SA, ADR	10,000	$386,400
Grupo Financiero Galicia SA, ADR	15,000	245,400

		631,800

Diversified Telecommunication Services 0.7%
Telecom Argentina SA, ADR	12,000	228,720

Internet Software & Services 0.9%
MercadoLibre, Inc.	2,500	309,850

Oil, Gas & Consumable Fuels 0.8%
YPF SA, ADR	12,000	281,400

		1,451,770

BRAZIL 3.3%
Food Products 2.0%
JBS SA	160,000	682,158

Insurance 1.3%
BB Seguridade Participacoes SA	40,000	438,274

		1,120,432

CHINA 10.9%
Banks 1.8%
China Construction Bank Corp., H Shares	750,000	600,361

Independent Power and Renewable Electricity Producers 2.0%
Huaneng Power International, Inc., H Shares	480,000	671,853

Insurance 1.3%
PICC Property & Casualty Co., Ltd., H Shares	218,000	425,170

Oil, Gas & Consumable Fuels 0.8%
China Shenhua Energy Co., Ltd., H Shares	100,000	274,504

Specialty Retail 1.0%
GOME Electrical Appliances Holding Ltd.	2,400,000	330,367

Technology Hardware, Storage & Peripherals 1.7%
Lenovo Group Ltd.	450,000	579,417

Transportation Infrastructure 2.3%
Zhejiang Expressway Co. Ltd., H Shares	600,000	763,540

		3,645,212

EGYPT 6.1%
Banks 4.7%
Commercial International Bank Egypt SAE, GDR REG	220,000	1,570,688

Wireless Telecommunication Services 1.4%
Global Telecom Holding SAE, GDR*	160,000	461,546

		2,032,234

HONG KONG 3.5%
Construction Materials 0.5%
China Resources Cement Holdings Ltd.	300,000	178,034

Real Estate Management & Development 0.6%
Shimao Property Holdings Ltd.	100,000	209,900

Wireless Telecommunication Services 2.4%
China Mobile Ltd.	60,000	786,509

		1,174,443

INDIA 13.6%
Automobiles 2.9%
Tata Motors Ltd., ADR	20,000	986,400

Banks 4.2%
ICICI Bank Ltd., ADR	120,000	1,441,199

Information Technology Services 4.1%
Infosys Ltd., ADR	40,000	1,363,200

Metals & Mining 0.6%
Sesa Sterlite Ltd., ADR	16,000	207,840

Pharmaceuticals 1.8%
Dr. Reddy’s Laboratories Ltd., ADR	12,000	605,640

		4,604,279

INDONESIA 6.9%
Banks 2.3%
Bank Negara Indonesia Persero Tbk PT	800,000	391,984
Bank Rakyat Indonesia Persero Tbk PT	400,000	365,992

		757,976

Diversified Telecommunication Services 1.3%
Telekomunikasi Indonesia Persero Tbk PT	2,000,000	443,995

Food Products 1.8%
Indofood Sukses Makmur Tbk PT	1,000,000	594,420

Machinery 0.8%
United Tractors Tbk PT	200,000	281,432

Real Estate Management & Development 0.7%
Pakuwon Jati Tbk PT	6,000,000	235,273

		2,313,096

PAKISTAN 4.7%
Banks 1.2%
United Bank Ltd.	225,000	400,650

Chemicals 1.8%
Engro Corp., Ltd.	200,000	588,386

Construction Materials 1.2%
Lucky Cement Ltd.	80,000	409,472

Oil, Gas & Consumable Fuels 0.5%
Pakistan Petroleum Ltd.	100,000	168,326

		1,566,834

PERU 1.7%
Banks 1.0%
Credicorp Ltd.	2,400	345,888

Metals & Mining 0.7%
Cia de Minas Buenaventura SAA, ADR	20,000	228,400

		574,288

SOUTH AFRICA 4.9%
Diversified Financial Services 1.5%
FirstRand Ltd.	120,000	534,045

Food Products 0.9%
AVI Ltd.	40,000	289,864

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 95.0% (continued)

	Shares	Market Value
SOUTH AFRICA (continued)
Metals & Mining 1.1%
Gold Fields Ltd., ADR	60,000	354,000

Oil, Gas & Consumable Fuels 0.3%
Sasol Ltd.	3,000	108,360

Paper & Forest Products 0.5%
Mondi Ltd.	10,000	179,691

Trading Companies & Distributors 0.6%
Barloworld Ltd.	25,000	188,638

		1,654,598

SOUTH KOREA 8.7%
Airlines 0.8%
Korean Air Lines Co., Ltd.*	6,000	260,437

Auto Components 1.1%
Hankook Tire Co., Ltd.*	8,000	384,689

Beverages 0.6%
Hite Jinro Co., Ltd.*	10,000	210,655

Capital Markets 1.1%
Mirae Asset Securities Co. Ltd.*	8,400	353,495

Electric Utilities 0.7%
Korea Electric Power Corp.*	6,000	234,594

Semiconductors & Semiconductor Equipment 2.6%
SK Hynix, Inc.	20,000	863,911

Trading Companies & Distributors 1.0%
SK Networks Co., Ltd.*	40,000	342,642

Wireless Telecommunication Services 0.8%
SK Telecom Co., Ltd.	1,000	262,066

		2,912,489

TAIWAN 12.9%
Banks 1.5%
CTBC Financial Holding Co., Ltd.	818,498	519,218

Construction Materials 1.3%
Taiwan Cement Corp.	320,000	432,036

Electronic Equipment, Instruments & Components 2.8%
AU Optronics Corp.	400,000	217,476
Hon Hai Precision Industry Co., Ltd., GDR Reg. S	78,400	427,508
Innolux Corp.	600,000	289,058

		934,042

Semiconductors & Semiconductor Equipment 5.5%
Advanced Semiconductor Engineering, Inc., ADR	120,000	793,201
Siliconware Precision Industries Co., Ltd., ADR	40,000	342,400
Taiwan Semiconductor Manufacturing
Co., Ltd., ADR	30,000	681,300

		1,816,901

Technology Hardware, Storage & Peripherals 1.8%
Inventec Corp.	300,000	221,580
Pegatron Corp.	150,000	398,862

		620,442

		4,322,639

THAILAND 7.7%
Banks 2.2%
Kasikornbank PCL, NVDR	45,000	304,454
Krung Thai Bank PCL	450,000	311,532
Krung Thai Bank PCL, NVDR	150,000	103,844

		719,830

Chemicals 1.0%
PTT Global Chemical PCL, NVDR	200,000	345,120

Electronic Equipment, Instruments & Components 1.1%
Samart Corp. PCL	300,000	370,670

Food Products 0.6%
Thai Union Frozen Products PCL, NVDR	320,000	212,468

Oil, Gas & Consumable Fuels 1.9%
PTT PCL, NVDR	30,000	317,191
PTT PCL	30,000	317,191

		634,382

Transportation Infrastructure 0.9%
Airports of Thailand PCL, NVDR	30,000	296,008

		2,578,478

TURKEY 5.8%
Airlines 0.7%
Turk Hava Yollari*	60,000	228,985

Banks 2.5%
Turkiye Halk Bankasi A/S	60,000	385,267
Turkiye Is Bankasi, Class C	160,000	463,802

		849,069

Household Durables 0.6%
Vestel Elektronik Sanayi ve Ticaret A/S*	80,000	195,773

Metals & Mining 0.8%
Eregli Demir ve Celik Fabrikalari TAS	150,000	268,910

Transportation Infrastructure 0.7%
TAV Havalimanlari Holding A/S	30,000	223,777

Wireless Telecommunication Services 0.5%
Turkcell Iletisim Hizmetleri A/S*	30,000	172,706

		1,939,220

Total Common Stocks (cost $29,411,414)		31,890,012

Exchange Traded Funds 3.0%

	Shares	Market Value
UNITED STATES 3.0%
iShares MSCI Taiwan ETF	20,000	304,600
iShares MSCI Thailand Capped ETF	6,000	479,400
iShares MSCI Turkey ETF	4,000	213,520

Total Exchange Traded Funds (cost $1,028,410)		997,520

Total Investments (cost $30,439,824) (a) — 98.0%		32,887,532
Other assets in excess of liabilities — 2.0%		665,050

NET ASSETS — 100.0%		$33,552,582

*	Denotes a non-income producing security.
(a)	At January 31, 2015, the tax basis cost of the Fund’s investments was $30,439,824, tax unrealized appreciation and depreciation were $3,660,502 and $(1,212,794), respectively.

ADR	American Depositary Receipt
A/S	Minimum Capital Public Traded Company
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Ltd.	Limited
NVDR	Non Voting Depository Receipt
PCL	Public Company Limited
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
SA	Stock Company
TAS	Joint Stock Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$489,422	$—	$489,422
Auto Components	—	384,689	—	384,689
Automobiles	986,400	—	—	986,400
Banks	3,131,069	4,705,610	—	7,836,679
Beverages	—	210,655	—	210,655
Capital Markets	—	353,495	—	353,495
Chemicals	588,386	345,120	—	933,506
Construction Materials	—	1,019,542	—	1,019,542
Diversified Financial Services	—	534,045	—	534,045
Diversified Telecommunication Services	228,720	443,995	—	672,715
Electric Utilities	—	234,594	—	234,594
Electronic Equipment, Instruments & Components	370,670	934,042	—	1,304,712
Food Products	682,158	1,096,752	—	1,778,910
Household Durables	—	195,773	—	195,773
Independent Power and Renewable Electricity Producers	—	671,853	—	671,853
Information Technology Services	1,363,200	—	—	1,363,200
Insurance	438,274	425,170	—	863,444
Internet Software & Services	309,850	—	—	309,850
Machinery	—	281,432	—	281,432
Metals & Mining	790,240	268,910	—	1,059,150
Oil, Gas & Consumable Fuels	598,591	868,381	—	1,466,972

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Paper & Forest Products	—	179,691	—	179,691
Pharmaceuticals	605,640	—	—	605,640
Real Estate Management & Development	—	445,173	—	445,173
Semiconductors & Semiconductor Equipment	1,816,901	863,911	—	2,680,812
Specialty Retail	—	330,367	—	330,367
Technology Hardware, Storage & Peripherals	—	1,199,859	—	1,199,859
Trading Companies & Distributors	—	531,280	—	531,280
Transportation Infrastructure	—	1,283,325	—	1,283,325
Wireless Telecommunication Services	—	1,682,827	—	1,682,827

Total Common Stocks	$11,910,099	$19,979,913	$—	$31,890,012

Exchange Traded Funds	997,520	—	—	997,520

Total	$12,907,619	$19,979,913	$—	$32,887,532

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

(a)	During the period ended October 31, 2014, there were 5 transfers of Common Stock investments from Level 2 to Level 1 with a market value of $1,721,642. As of January 31, 2015, the market value of these common stock investments were $1,988,429.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 94.9%

	Shares	Market Value
Air Freight & Logistics 0.3%
Air T, Inc.*	12,370	$251,235

Auto Components 2.0%
Standard Motor Products, Inc.	6,400	233,344
Strattec Security Corp.	23,673	1,491,399

		1,724,743

Banks 11.3%
Fidelity Southern Corp.	20,136	307,879
Financial Institutions, Inc.	46,941	1,034,110
First Busey Corp.	257,298	1,584,956
First Business Financial Services, Inc.	25,100	1,098,627
First Financial Corp.	29,926	969,902
Heritage Commerce Corp.	39,742	332,243
MainSource Financial Group, Inc.	116,969	2,245,805
MidSouth Bancorp, Inc.	43,397	604,954
Northrim BanCorp, Inc.	55,491	1,150,328
Suffolk Bancorp	26,698	614,054

		9,942,858

Beverages 0.1%
MGP Ingredients, Inc.	8,000	126,880

Biotechnology 0.2%
Enzon Pharmaceuticals, Inc.	221,778	213,506

Building Products 1.6%
Insteel Industries, Inc.	67,249	1,373,224

Capital Markets 1.0%
Monroe Capital Corp.(a)	61,309	884,076

Chemicals 1.8%
A. Schulman, Inc.	12,900	449,565
Chase Corp.	8,357	299,181
Innophos Holdings, Inc.	8,700	517,998
Innospec, Inc.	8,700	343,389

		1,610,133

Commercial Services & Supplies 0.4%
Viad Corp.	11,600	312,968

Construction & Engineering 0.2%
Argan, Inc.	5,700	173,337

Consumer Finance 0.2%
Asta Funding, Inc.*	20,391	173,119

Electric Utilities 4.8%
El Paso Electric Co.	10,900	436,654
PNM Resources, Inc.	73,600	2,244,800
Portland General Electric Co.	25,700	1,020,290
UIL Holdings Corp.	11,100	510,600

		4,212,344

Electrical Equipment 1.6%
SL Industries, Inc.*	33,265	1,422,079

Electronic Equipment, Instruments & Components 7.3%
Benchmark Electronics, Inc.*	101,600	2,461,768
Insight Enterprises, Inc.*	54,200	1,282,914
Kimball Electronics, Inc.*	21,750	221,415
Methode Electronics, Inc.	6,400	231,488
Sanmina Corp.*	76,300	1,616,034
Wayside Technology Group, Inc.	37,983	673,438

		6,487,057

Energy Equipment & Services 0.7%
Bristow Group, Inc.	3,800	211,698
ENGlobal Corp.*	195,479	351,862
TGC Industries, Inc.*	23,600	47,200

		610,760

Food & Staples Retailing 0.9%
Ingles Markets, Inc., Class A	18,400	784,760

Food Products 1.1%
Cal-Maine Foods, Inc.	8,421	295,156
John B. Sanfilippo & Son, Inc.	4,900	178,703
Sanderson Farms, Inc.(a)	6,100	487,756

		961,615

Gas Utilities 0.2%
Gas Natural, Inc.	17,400	169,650

Health Care Equipment & Supplies 1.6%
Cutera, Inc.*	64,780	861,574
Digirad Corp.	81,752	339,271
Fonar Corp.*	23,955	243,143

		1,443,988

Health Care Providers & Services 2.5%
LifePoint Hospitals, Inc.*	19,800	1,291,752
National Healthcare Corp.	1,875	118,069
Select Medical Holdings Corp.	8,300	112,216
Triple-S Management Corp., Class B*	26,800	645,344

		2,167,381

Hotels, Restaurants & Leisure 2.1%
Ark Restaurants Corp.	15,024	370,041
Interval Leisure Group, Inc.	16,700	385,436
Marriott Vacations Worldwide Corp.	11,300	864,450
Speedway Motorsports, Inc.	8,881	197,958

		1,817,885

Household Durables 1.5%
Bassett Furniture Industries, Inc.	42,908	953,416

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks (continued)

	Shares	Market Value
Household Durables (continued)
CSS Industries, Inc.	14,900	$405,280

		1,358,696

Household Products 0.2%
Orchids Paper Products Co.	7,900	215,433

Information Technology Services 5.7%
ExlService Holdings, Inc.*	8,600	252,668
Hackett Group, Inc. (The)	90,514	686,096
NCI, Inc., Class A*	115,000	1,416,800
Net 1 UEPS Technologies, Inc.*	212,100	2,521,869
Sykes Enterprises, Inc.*	6,300	141,876

		5,019,309

Insurance 8.4%
Aspen Insurance Holdings Ltd.	30,850	1,336,422
Employers Holdings, Inc.	44,900	933,920
Endurance Specialty Holdings Ltd.	5,200	317,824
First Acceptance Corp.*	64,878	151,166
Hanover Insurance Group, Inc. (The)	29,862	2,060,478
HCI Group, Inc.	19,300	891,853
Selective Insurance Group, Inc.	68,200	1,760,924

		7,452,587

Machinery 6.1%
Douglas Dynamics, Inc.	87,404	1,764,687
Federal Signal Corp.	112,700	1,720,929
LS Starrett Co. (The), Class A	39,104	843,473
MFRI, Inc.*	85,798	478,753
Miller Industries, Inc.	9,833	198,627
Supreme Industries, Inc., Class A	50,826	391,868

		5,398,337

Marine 0.2%
Costamare, Inc.	12,400	211,792

Metals & Mining 2.0%
Dominion Diamond Corp.*	66,600	1,105,560
Synalloy Corp.	37,348	623,712

		1,729,272

Oil, Gas & Consumable Fuels 1.4%
Earthstone Energy, Inc.*	7,618	175,214
REX American Resources Corp.*	19,600	1,087,996

		1,263,210

Paper & Forest Products 2.7%
Mercer International, Inc.*	188,000	2,383,840

Professional Services 2.1%
CRA International, Inc.*	26,873	793,560
Korn/Ferry International*	37,848	1,078,668

		1,872,228

Real Estate Investment Trusts (REITs) 10.0%
Agree Realty Corp.	17,800	616,592
DCT Industrial Trust, Inc.	11,450	432,352
Franklin Street Properties Corp.	64,400	829,472
Geo Group, Inc. (The)	19,230	836,889
Mack-Cali Realty Corp.	13,700	267,287
One Liberty Properties, Inc.	46,000	1,127,460
PennyMac Mortgage Investment Trust	77,600	1,746,776
Piedmont Office Realty Trust, Inc., Class A	22,700	443,331
Post Properties, Inc.	20,300	1,233,225
PS Business Parks, Inc.	4,400	370,084
Retail Opportunity Investments Corp.	10,000	176,700
Urstadt Biddle Properties, Inc., Class A	30,800	723,800

		8,803,968

Road & Rail 1.3%
ArcBest Corp.	18,900	704,214
PAM Transportation Services, Inc.*	8,000	463,200

		1,167,414

Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc.*	21,200	508,800
ASM International NV, NYRS-NL	6,500	271,700
ChipMOS TECHNOLOGIES Bermuda Ltd.	76,800	1,802,496
IXYS Corp.	5,900	66,670

		2,649,666

Software 1.5%
ePlus, Inc.*	19,820	1,336,661

Specialty Retail 2.6%
Cato Corp. (The), Class A	41,800	1,772,320
Citi Trends, Inc.*	14,225	325,610
Stein Mart, Inc.	15,500	213,280

		2,311,210

Technology Hardware, Storage & Peripherals 0.6%
Concurrent Computer Corp.	90,258	568,625

Textiles, Apparel & Luxury Goods 0.8%
Crown Crafts, Inc.	17,434	138,252
Culp, Inc.	4,700	94,423
Skechers U.S.A., Inc., Class A*	7,600	458,660

		691,335

Thrifts & Mortgage Finance 2.7%
BBX Capital Corp., Class A*	8,100	114,534
First Defiance Financial Corp.	47,525	1,447,611
United Community Financial Corp.	148,797	803,504

		2,365,649

Wireless Telecommunication Services 0.2%
Spok Holdings, Inc.	12,000	205,440

Total Common Stocks (cost $81,294,103)		83,868,270

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Exchange Traded Funds 3.6%

	Shares	Market Value
Equity Funds 3.6%
Guggenheim S&P Smallcap 600 Pure Value ETF	26,100	$1,519,542
Vanguard Small-Cap Value ETF	16,500	1,687,620

		3,207,162

Total Exchange Traded Funds (cost $2,947,006)		3,207,162

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(b)(c)	88,473	88,473

Total Mutual Fund (cost $88,473)		88,473

Repurchase Agreement 1.1%

	Principal Amount	Market Value
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $958,669, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $977,838.(c)	$958,665	958,665

Total Repurchase Agreement (cost $958,665)		958,665

Total Investments (cost $85,288,247) (d) — 99.7%		88,122,570
Other assets in excess of liabilities — 0.3%		252,029

NET ASSETS — 100.0%		$88,374,599

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $1,025,610.
(b)	Represents 7-day effective yield as of January 31, 2015.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $1,047,138.
(d)	At January 31, 2015, the tax basis cost of the Fund’s investments was $85,401,691, tax unrealized appreciation and depreciation were $5,714,360 and $(2,993,481), respectively.

ETF	Exchange Traded Fund
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Bailard Cognitive Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$83,868,270	$—	$—	$83,868,270
Exchange Traded Funds	3,207,162	—	—	3,207,162
Mutual Fund	88,473	—	—	88,473
Repurchase Agreement	—	958,665	—	958,665

Total	$87,163,905	$958,665	$—	$88,122,570

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Asset Allocation Fund 10.1%
Nationwide Portfolio Completion Fund, Institutional Class(a)	12,829,760	$122,011,016

Total Asset Allocation Fund (cost $124,224,435)		122,011,016

Equity Funds 85.9%
Nationwide International Index Fund, Institutional Class(a)	42,282,784	330,651,371
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	9,128,598	170,157,075
Nationwide S&P 500 Index Fund, Institutional Class(a)	25,916,710	381,234,798
Nationwide Small Cap Index Fund, Institutional Class(a)	10,649,360	155,693,644

Total Equity Funds (cost $811,218,287)		1,037,736,888

Fixed Income Funds 4.1%
Nationwide Bond Index Fund, Institutional Class(a)	2,166,880	24,767,438
Nationwide Core Plus Bond Fund, Institutional Class(a)	2,373,285	24,777,097

Total Fixed Income Funds (cost $49,217,904)		49,544,535

Total Mutual Funds (cost $984,660,626)		1,209,292,439

Total Investments (cost $984,660,626) (b) — 100.1%		1,209,292,439
Liabilities in excess of other assets — (0.1)%		(781,523)

NET ASSETS — 100.0%		$1,208,510,916

(a)	Investment in affiliate.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $1,036,613,254, tax unrealized appreciation and depreciation were $175,772,569 and $(3,093,384), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Mutual Funds 78.0%

	Shares	Market Value
Asset Allocation Fund 8.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	4,155,962	$39,523,200

Total Asset Allocation Fund (cost $40,256,315)		39,523,200

Equity Funds 16.8%
Nationwide International Index Fund, Institutional Class(a)	2,505,703	19,594,596
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	787,855	14,685,610
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,663,305	24,467,220
Nationwide Small Cap Index Fund, Institutional Class(a)	330,811	4,836,460
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,446,441	19,570,342

Total Equity Funds (cost $73,912,323)		83,154,228

Fixed Income Funds 51.2%
Nationwide Bond Index Fund, Institutional Class(a)	10,829,013	123,775,622
Nationwide Core Plus Bond Fund, Institutional Class(a)	1,909,996	19,940,359
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	6,911,292	69,251,142
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	4,060,925	39,634,632

Total Fixed Income Funds (cost $254,035,718)		252,601,755

Money Market Fund 2.0%
Nationwide Money Market Fund, Institutional Class, 0.00%(a)(b)	9,850,409	9,850,409

Total Money Market Fund (cost $9,850,409)		9,850,409

Total Mutual Funds (cost $378,054,765)		385,129,592

Fixed Contract 22.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(c)(d)	$108,726,058	108,726,058

Total Fixed Contract (cost $108,726,058)		$108,726,058

Total Investments (cost $486,780,823) (e) — 100.0%		493,855,650
Other assets in excess of liabilities — 0.0%†		65,325

NET ASSETS — 100.0%		$493,920,975

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2015.
(c)	Fair valued security.
(d)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(e)	At January 31, 2015, the tax basis cost of the Fund’s investments was $488,133,829, tax unrealized appreciation and depreciation were $8,820,783 and $(3,098,962), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$108,726,058	$108,726,058
Mutual Funds	385,129,592	—	—	385,129,592

Total	$385,129,592	$—	$108,726,058	$493,855,650

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Investor Destinations Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/14	$103,605,467	$103,605,467
Interest Income from Affiliates	924,024	924,024
Purchases	6,726,206	6,726,206
Sales	(2,529,639)	(2,529,639)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/ 31/ 15	$108,726,058	$108,726,058

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 01/ 31/ 15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$108,726,058	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate its’ investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Mutual Funds 91.9%

	Shares	Market Value
Asset Allocation Fund 14.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	25,833,916	$245,680,542

Total Asset Allocation Fund (cost $250,645,738)		245,680,542

Equity Funds 54.6%
Nationwide International Index Fund, Institutional Class(a)	38,140,918	298,261,976
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	9,396,624	175,153,067
Nationwide S&P 500 Index Fund, Institutional Class(a)	23,456,439	345,044,224
Nationwide Small Cap Index Fund, Institutional Class(a)	7,094,892	103,727,314
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,558,962	34,622,758

Total Equity Funds (cost $722,237,003)		956,809,339

Fixed Income Funds 23.3%
Nationwide Bond Index Fund, Institutional Class(a)	15,492,330	177,077,327
Nationwide Core Plus Bond Fund, Institutional Class(a)	8,520,410	88,953,084
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	8,847,604	88,652,989
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	5,501,501	53,694,650

Total Fixed Income Funds (cost $410,389,472)		408,378,050

Total Mutual Funds (cost $1,383,272,213)		1,610,867,931

Fixed Contract 8.1%

	Principal Amount
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$141,233,141	141,233,141

Total Fixed Contract (cost $141,233,141)		141,233,141

Total Investments (cost $1,524,505,354) (d) — 100.0%		1,752,101,072
Liabilities in excess of other assets — 0.0%†		(753,108)

NET ASSETS — 100.0%		$1,751,347,964

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2015, the tax basis cost of the Fund’s investments was $1,569,576,188, tax unrealized appreciation and depreciation were $193,362,660 and $(10,837,776), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$141,233,141	$141,233,141
Mutual Funds	1,610,867,931	—	—	1,610,867,931

Total	$1,610,867,931	$—	$141,233,141	$1,752,101,072

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderate Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/14	$143,734,124	$143,734,124
Interest Income from Affiliates	1,240,767	1,240,767
Purchases	2,353,189	2,353,189
Sales	(6,094,939)	(6,094,939)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/ 31/ 15	$141,233,141	$141,233,141

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 01/ 31/ 15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$141,233,141	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate its’ investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Mutual Funds 98.0%

	Shares	Market Value
Asset Allocation Fund 12.1%
Nationwide Portfolio Completion Fund, Institutional Class(a)	25,789,938	$245,262,307

Total Asset Allocation Fund (cost $250,006,624)		245,262,307

Equity Funds 74.6%
Nationwide International Index Fund, Institutional Class(a)	62,654,300	489,956,628
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	13,097,481	244,137,048
Nationwide S&P 500 Index Fund, Institutional Class(a)	37,988,434	558,809,865
Nationwide Small Cap Index Fund, Institutional Class(a)	13,690,578	200,156,246
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,481,863	20,049,609

Total Equity Funds (cost $1,173,971,236)		1,513,109,396

Fixed Income Funds 11.3%
Nationwide Bond Index Fund, Institutional Class(a)	9,115,029	104,184,780
Nationwide Core Plus Bond Fund, Institutional Class(a)	8,030,995	83,843,592
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	4,166,517	41,748,497

Total Fixed Income Funds (cost $229,049,740)		229,776,869

Total Mutual Funds (cost $1,653,027,600)		1,988,148,572

Fixed Contract 2.1%

	Principal Amount
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$41,687,061	41,687,061

Total Fixed Contract (cost $41,687,061)		41,687,061

Total Investments (cost $1,694,714,661) (d) — 100.1%		2,029,835,633
Liabilities in excess of other assets — (0.1)%		(1,118,330)

NET ASSETS — 100.0%		$2,028,717,303

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2015, the tax basis cost of the Fund’s investments was $1,763,917,827, tax unrealized appreciation and depreciation were $273,353,387 and $(7,435,581), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$41,687,061	$41,687,061
Mutual Funds	1,988,148,572	—	—	1,988,148,572

Total	$1,988,148,572	$—	$41,687,061	$2,029,835,633

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/14	$42,824,351	$42,824,351
Interest Income from Affiliates	366,824	366,824
Purchases	—	—
Sales	(1,504,114)	(1,504,114)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/ 31/ 15	$41,687,061	$41,687,061

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 01/ 31/ 15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$41,687,061	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate its’ investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Mutual Funds 85.1%

	Shares	Market Value
Asset Allocation Fund 10.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	6,163,423	$58,614,148

Total Asset Allocation Fund (cost $59,730,328)		58,614,148

Equity Funds 35.8%
Nationwide International Index Fund, Institutional Class(a)	7,462,469	58,356,508
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	2,195,916	40,931,870
Nationwide S&P 500 Index Fund, Institutional Class(a)	5,099,259	75,010,099
Nationwide Small Cap Index Fund, Institutional Class(a)	1,183,127	17,297,321
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,278,123	17,293,003

Total Equity Funds (cost $172,712,813)		208,888,801

Fixed Income Funds 39.3%
Nationwide Bond Index Fund, Institutional Class(a)	10,313,704	117,885,633
Nationwide Core Plus Bond Fund, Institutional Class(a)	2,259,160	23,585,630
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	5,836,903	58,485,772
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	3,040,938	29,679,556

Total Fixed Income Funds (cost $231,044,029)		229,636,591

Total Mutual Funds (cost $463,487,170)		497,139,540

Fixed Contract 15.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$87,708,341	87,708,341

Total Fixed Contract (cost $87,708,341)		87,708,341

Total Investments (cost $551,195,511) (d) — 100.1%		584,847,881
Liabilities in excess of other assets — (0.1)%		(502,985)

NET ASSETS — 100.0%		$584,344,896

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2015, the tax basis cost of the Fund’s investments was $562,212,861, tax unrealized appreciation and depreciation were $26,650,359 and $(4,015,339), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$87,708,341	$87,708,341
Mutual Funds	497,139,540	—	—	497,139,540

Total	$497,139,540	$—	$87,708,341	$584,847,881

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/14	$89,187,160	$89,187,160
Interest Income from Affiliates	770,089	770,089
Purchases	1,191,904	1,191,904
Sales	(3,440,812)	(3,440,812)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/ 31/ 15	$87,708,341	$87,708,341

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 01/ 31/ 15	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$87,708,341	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate its’ investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 97.2%

	Shares	Market Value
Biotechnology 4.9%
Incyte Corp.*	15,989	$1,274,483

Chemicals 3.4%
Balchem Corp.	16,576	878,031

Electronic Equipment, Instruments & Components 8.9%
Cognex Corp.*	24,418	897,362
Dolby Laboratories, Inc., Class A	2,603	100,996
DTS, Inc.*	5,991	166,071
FEI Co.	12,741	1,047,565
FLIR Systems, Inc.	3,332	100,626

		2,312,620

Energy Equipment & Services 1.7%
CARBO Ceramics, Inc.(a)	5,239	171,734
Geospace Technologies Corp.*	10,852	260,231

		431,965

Health Care Equipment & Supplies 19.9%
Abaxis, Inc.	20,376	1,252,717
Cantel Medical Corp.	28,441	1,153,851
Cyberonics, Inc.*	6,598	366,651
Meridian Bioscience, Inc.	33,024	571,315
Neogen Corp.*	24,425	1,125,993
Quidel Corp.*	29,099	684,990

		5,155,517

Health Care Technology 8.3%
MedAssets, Inc.*	33,265	615,735
Medidata Solutions, Inc.*	23,767	1,021,743
Quality Systems, Inc.	14,238	231,937
Vocera Communications, Inc.*	30,101	269,705

		2,139,120

Internet Software & Services 3.3%
NIC, Inc.	51,319	842,658

Life Sciences Tools & Services 5.1%
Bio-Techne Corp.	11,771	1,094,938
Bruker Corp.*	11,900	224,434

		1,319,372

Machinery 6.4%
Dynamic Materials Corp.	13,478	190,849
Proto Labs, Inc.*	7,811	502,950
Sun Hydraulics Corp.	26,559	962,498

		1,656,297

Semiconductors & Semiconductor Equipment 2.4%
Diodes, Inc.*	23,146	611,749

Software 32.9%
ACI Worldwide, Inc.*	55,739	1,029,499
American Software, Inc., Class A	37,681	312,376
ANSYS, Inc.*	13,517	1,090,416
Blackbaud, Inc.	27,103	1,184,672
EnerNOC, Inc.*	6,959	119,834
Guidewire Software, Inc.*	275	13,778
Manhattan Associates, Inc.*	26,746	1,193,941
NetScout Systems, Inc.*	27,177	975,654
Nuance Communications, Inc.*	7,428	102,098
PROS Holdings, Inc.*	23,593	573,074
Rovi Corp.*	6,754	156,085
SolarWinds, Inc.*	13,038	627,780
Tyler Technologies, Inc.*	10,782	1,143,755

		8,522,962

Total Common Stocks (cost $24,101,828)		25,144,774

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(b)(c)	14,809	14,809

Total Mutual Fund (cost $14,809)		14,809

Repurchase Agreement 0.6%

	Principal Amount	Market Value
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $160,462, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $163,671.(c)	$160,461	160,461

Total Repurchase Agreement (cost $160,461)		160,461

Total Investments (cost $24,277,098) (d) — 97.9%		25,320,044
Other assets in excess of liabilities — 2.1%		544,269

NET ASSETS — 100.0%		$25,864,313

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $171,662.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Company Growth Fund

(b)	Represents 7-day effective yield as of January 31, 2015.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $175,270.
(d)	At January 31, 2015, the tax basis cost of the Fund’s investments was $24,398,645, tax unrealized appreciation and depreciation were $3,567,221 and $(2,645,822), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Company Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$25,144,774	$—	$—	$25,144,774
Mutual Fund	14,809	—	—	14,809
Repurchase Agreement	—	160,461	—	160,461

Total	$25,159,583	$160,461	$—	$25,320,044

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.5%

	Shares	Market Value
Aerospace & Defense 1.9%
AAR Corp.	7,515	$215,380
Aerovironment, Inc.*	252	6,449
Alliant Techsystems, Inc.	645	84,050
American Science & Engineering, Inc.	140	6,496
CPI Aerostructures, Inc.*	2,037	23,935
Cubic Corp.	2,273	118,855
Curtiss-Wright Corp.	4,570	304,042
DigitalGlobe, Inc.*	14,495	389,770
Ducommun, Inc.*	2,494	64,769
Engility Holdings, Inc.*	5,302	211,550
Esterline Technologies Corp.*	867	97,182
Exelis, Inc.	19,995	342,114
Innovative Solutions & Support, Inc.*	1,501	5,914
Kratos Defense & Security Solutions, Inc.*	19,461	94,580
LMI Aerospace, Inc.*	1,878	26,668
Moog, Inc., Class A*	690	48,507
National Presto Industries, Inc.	200	12,600
Orbital Sciences Corp.*	14,597	410,030
SIFCO Industries, Inc.	425	12,321
Sparton Corp.*	1,053	24,724
Triumph Group, Inc.	6,430	366,896

		2,866,832

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	12,644	105,325
Atlas Air Worldwide Holdings, Inc.*	6,677	301,800
Hub Group, Inc., Class A*	7,012	234,201
XPO Logistics, Inc.*	444	16,335

		657,661

Airlines 1.0%
Hawaiian Holdings, Inc.*(a)	17,790	345,838
JetBlue Airways Corp.*(a)	49,412	829,627
Republic Airways Holdings, Inc.*	13,806	189,971
SkyWest, Inc.	8,410	105,545

		1,470,981

Auto Components 0.8%
Cooper Tire & Rubber Co.	8,201	285,313
Cooper-Standard Holding, Inc.*	626	32,708
Federal-Mogul Holdings Corp.*	18,136	245,380
Fuel Systems Solutions, Inc.*	4,655	49,995
Modine Manufacturing Co.*	9,040	110,198
Remy International, Inc.	560	11,911
Shiloh Industries, Inc.*	1,847	22,589
Spartan Motors, Inc.	7,133	37,163
Standard Motor Products, Inc.	5,312	193,675
Stoneridge, Inc.*	8,726	110,122
Strattec Security Corp.	442	27,846
Superior Industries International, Inc.	4,675	85,319
Sypris Solutions, Inc.	836	2,002

		1,214,221

Banks 9.5%
1st Source Corp.	3,845	114,312
Access National Corp.	576	10,287
American National Bankshares, Inc.	1,325	28,514
Ameris Bancorp	2,980	71,907
AmeriServ Financial, Inc.	1,800	5,382
Arrow Financial Corp.	423	10,816
Associated Banc-Corp.	22,043	370,543
Banc of California, Inc.(a)	1,616	16,564
BancFirst Corp.	1,384	79,801
Bancorp, Inc. (The)*	4,545	38,723
BancorpSouth, Inc.	9,987	198,242
Bank of Commerce Holdings	1,636	9,325
Bank of Kentucky Financial Corp. (The)	171	7,599
Banner Corp.	3,228	130,347
Bar Harbor Bankshares	424	13,017
BBCN Bancorp, Inc.	8,440	109,298
BCB Bancorp, Inc.	221	2,566
BOK Financial Corp.	3,301	178,617
Boston Private Financial Holdings, Inc.	10,983	120,813
Bridge Bancorp, Inc.	435	10,736
Bridge Capital Holdings*	400	8,740
Bryn Mawr Bank Corp.	1,422	41,451
C&F Financial Corp.	177	6,246
Camden National Corp.	1,018	37,829
Capital Bank Financial Corp., Class A*	1,739	42,466
Capital City Bank Group, Inc.	2,100	31,500
Cardinal Financial Corp.	3,473	61,854
Cascade Bancorp*	800	3,696
Cathay General Bancorp	13,982	334,030
Centerstate Banks, Inc.	4,190	46,132
Central Pacific Financial Corp.	2,379	49,911
Century Bancorp, Inc., Class A	429	16,637
Chemical Financial Corp.	1,704	48,325
City Holding Co.(a)	1,872	79,242
CoBiz Financial, Inc.	5,513	60,092
Columbia Banking System, Inc.	3,455	87,861
Community Bank System, Inc.	4,704	158,196
Community Bankers Trust Corp.*	300	1,308
Community Trust Bancorp, Inc.	2,544	80,340
Customers Bancorp, Inc.*	2,378	46,728
CVB Financial Corp.	6,031	88,113
Enterprise Bancorp, Inc.	332	6,789
Enterprise Financial Services Corp.	1,963	37,513
Fidelity Southern Corp.	1,343	20,534
Financial Institutions, Inc.	1,239	27,295
First Bancorp	2,007	33,316
First Bancorp, Inc.	1,541	25,550
First BanCorp, Puerto Rico*	24,289	133,347
First Busey Corp.	9,809	60,423
First Citizens BancShares, Inc., Class A	416	101,525
First Commonwealth Financial Corp.	30,302	239,083

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
First Community Bancshares, Inc.	4,898	$76,850
First Connecticut Bancorp, Inc.	935	13,791
First Financial Bancorp	4,421	73,035
First Financial Corp.	2,217	71,853
First Interstate BancSystem, Inc., Class A	1,951	46,629
First Merchants Corp.	7,005	152,989
First Midwest Bancorp, Inc.	8,912	137,245
First NBC Bank Holding Co.*	1,246	38,576
First South Bancorp, Inc.	1,350	10,732
FirstMerit Corp.	15,487	253,755
Flushing Financial Corp.	3,900	70,590
FNB Corp.	18,943	227,316
Fulton Financial Corp.	24,778	276,275
German American Bancorp, Inc.	1,605	44,940
Glacier Bancorp, Inc.	2,706	60,263
Great Southern Bancorp, Inc.	1,161	41,935
Guaranty Bancorp	1,040	13,915
Hancock Holding Co.	1,820	47,520
Hanmi Financial Corp.	5,805	115,287
Heartland Financial USA, Inc.	1,847	51,014
Heritage Commerce Corp.	4,960	41,466
Heritage Financial Corp.	509	7,900
Hilltop Holdings, Inc.*	3,994	72,491
HomeTrust Bancshares, Inc.*	1,026	15,852
Horizon Bancorp	587	13,137
Hudson Valley Holding Corp.	1,861	45,911
IBERIABANK Corp.	6,915	377,628
Independent Bank Corp.	3,028	104,848
International Bancshares Corp.	14,074	316,806
Intervest Bancshares Corp.	2,354	23,187
Investors Bancorp, Inc.	33,036	363,726
Lakeland Bancorp, Inc.	4,689	50,594
Lakeland Financial Corp.	1,660	62,648
LegacyTexas Financial Group, Inc.	3,427	67,923
LNB Bancorp, Inc.	1,100	19,140
Macatawa Bank Corp.	3,062	16,137
MainSource Financial Group, Inc.	4,606	88,435
MB Financial, Inc.	9,040	256,826
MBT Financial Corp.*	2,346	12,035
Mercantile Bank Corp.	1,351	25,669
Merchants Bancshares, Inc.	662	17,722
Metro Bancorp, Inc.*	1,907	48,552
MidSouth Bancorp, Inc.	770	10,734
MidWestOne Financial Group, Inc.	67	1,877
National Bank Holdings Corp., Class A	4,154	76,641
National Penn Bancshares, Inc.	14,765	143,221
NBT Bancorp, Inc.	1,376	31,662
NewBridge Bancorp*	2,450	19,208
Northrim BanCorp, Inc.	444	9,204
OFG Bancorp(a)	11,383	183,266
Ohio Valley Banc Corp.	475	11,400
Old National Bancorp	12,983	174,102
Old Second Bancorp, Inc.*	1,500	8,160
Pacific Continental Corp.	1,758	22,221
Pacific Mercantile Bancorp*	1,000	6,850
Pacific Premier Bancorp, Inc.*	1,418	21,071
Park National Corp.	600	48,246
Park Sterling Corp.	4,473	29,969
Peapack Gladstone Financial Corp.	1,492	26,602
Penns Woods Bancorp, Inc.	343	15,233
Peoples Bancorp of North Carolina, Inc.	645	11,629
Peoples Bancorp, Inc.	2,725	62,266
Pinnacle Financial Partners, Inc.	6,100	219,234
Popular, Inc.*	5,844	180,171
Preferred Bank, Los Angeles	1,261	32,925
Premier Financial Bancorp, Inc.	658	9,758
PrivateBancorp, Inc.	12,137	368,237
Prosperity Bancshares, Inc.	1,111	50,873
Renasant Corp.	5,104	133,521
Republic Bancorp, Inc., Class A	3,383	77,099
Republic First Bancorp, Inc.*	1,723	5,910
S&T Bancorp, Inc.	3,404	93,576
Sandy Spring Bancorp, Inc.	3,659	90,487
Seacoast Banking Corp. of Florida*	1,513	19,155
Sierra Bancorp	1,950	30,888
Simmons First National Corp., Class A	1,967	73,605
South State Corp.	1,926	115,001
Southern Community Financial Corp.*(b)	1,400	1,288
Southern National Bancorp of Virginia, Inc.	49	546
Southside Bancshares, Inc.	2,224	60,715
Southwest Bancorp, Inc.	3,100	47,306
Sterling Bancorp	10,439	137,586
Stock Yards Bancorp, Inc.	1,452	44,722
Suffolk Bancorp	3,029	69,667
Sun Bancorp, Inc.*	993	18,172
Susquehanna Bancshares, Inc.	59,329	748,139
SVB Financial Group*	1,900	214,510
Synovus Financial Corp.	12,073	311,121
TCF Financial Corp.	21,883	321,680
Texas Capital Bancshares, Inc.*	4,956	202,453
Tompkins Financial Corp.	1,730	88,697
Towne Bank	4,087	59,305
TriCo Bancshares	1,090	25,452
TriState Capital Holdings, Inc.*	2,427	22,959
Trustmark Corp.	7,220	154,219
UMB Financial Corp.	3,002	145,657
Union Bankshares Corp.	7,719	154,380
United Bankshares, Inc.	5,531	187,003
United Community Banks, Inc.	2,240	39,222
United Security Bancshares*	285	1,453
Univest Corp. of Pennsylvania	1,717	31,799
Valley National Bancorp	2,784	25,279
Washington Trust Bancorp, Inc.	2,038	74,632
Webster Financial Corp.	2,080	63,502
WesBanco, Inc.	4,836	145,950
West Bancorporation, Inc.	1,619	26,487
Wilshire Bancorp, Inc.	11,339	103,185
Wintrust Financial Corp.	10,763	467,868
Zions Bancorporation	24,973	598,353

		14,423,933

Beverages 0.1%
Coca-Cola Bottling Co. Consolidated	840	81,933
Craft Brew Alliance, Inc.*	2,481	29,524
MGP Ingredients, Inc.	4,229	67,072

		178,529

Biotechnology 0.3%
AMAG Pharmaceuticals, Inc.*	1,700	75,123

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
ArQule, Inc.*	2,846	$3,301
Biota Pharmaceuticals, Inc.*	2,100	5,040
Emergent Biosolutions, Inc.*	8,785	246,244
MediciNova, Inc.*(a)	1,469	5,553
Rigel Pharmaceuticals, Inc.*	9,148	18,936
Targacept, Inc.*	9,300	23,343

		377,540

Building Products 1.1%
Apogee Enterprises, Inc.	1,384	59,872
Gibraltar Industries, Inc.*	5,968	90,355
Griffon Corp.	13,926	204,573
Insteel Industries, Inc.	3,880	79,230
Owens Corning, Inc.	14,614	585,291
Quanex Building Products Corp.	11,782	221,855
Simpson Manufacturing Co., Inc.	6,618	216,011
Universal Forest Products, Inc.	2,710	135,663

		1,592,850

Capital Markets 1.2%
Actua Corp.*	3,407	54,853
Calamos Asset Management, Inc., Class A	4,093	51,367
Cowen Group, Inc., Class A*	35,110	146,058
GFI Group, Inc.	17,572	98,579
Interactive Brokers Group, Inc., Class A	3,410	104,448
INTL. FCStone, Inc.*	1,664	32,082
Investment Technology Group, Inc.*	3,597	74,638
Janus Capital Group, Inc.(a)	36,073	632,720
JMP Group LLC	3,774	28,796
KCG Holdings, Inc., Class A*	5,276	64,525
Legg Mason, Inc.	8,501	471,295
Oppenheimer Holdings, Inc., Class A	1,226	24,214
Piper Jaffray Cos.*	700	35,735
Safeguard Scientifics, Inc.*	1,866	34,204

		1,853,514

Chemicals 2.4%
A. Schulman, Inc.	5,552	193,487
American Vanguard Corp.(a)	3,565	39,857
Axiall Corp.	8,783	388,648
Cabot Corp.	5,397	228,887
Calgon Carbon Corp.*	7,109	140,261
Chase Corp.	918	32,864
Chemtura Corp.*	11,570	252,110
Codexis, Inc.*	1,324	5,058
Core Molding Technologies, Inc.*	1,940	28,130
Cytec Industries, Inc.	7,811	374,850
FutureFuel Corp.	4,447	48,873
H.B. Fuller Co.	6,189	254,677
Hawkins, Inc.	1,432	55,146
Innophos Holdings, Inc.	1,114	66,328
Innospec, Inc.	3,301	130,290
KMG Chemicals, Inc.	1,276	26,694
Kraton Performance Polymers, Inc.*	4,878	94,340
Kronos Worldwide, Inc.	657	7,378
LSB Industries, Inc.*	1,498	46,797
Minerals Technologies, Inc.	4,564	298,166
Northern Technologies International Corp.*	600	11,796
Olin Corp.	16,972	425,488
OM Group, Inc.	5,533	154,924
OMNOVA Solutions, Inc.*	4,209	28,874
Penford Corp.*	2,500	47,050
Sensient Technologies Corp.	1,892	115,412
Trecora Resources*	2,353	32,354
Tredegar Corp.	2,493	53,325
Tronox Ltd., Class A	5,799	122,591
Zep, Inc.	702	11,246

		3,715,901

Commercial Services & Supplies 2.6%
ABM Industries, Inc.	14,604	421,618
ACCO Brands Corp.*	14,427	114,262
Acme United Corp.	200	3,800
AMREP Corp.*	216	821
ARC Document Solutions, Inc.*	7,416	68,005
Brady Corp., Class A	1,100	28,787
Brink’s Co. (The)	1,351	30,276
Civeo Corp.	6,311	18,491
Courier Corp.	2,636	61,867
Covanta Holding Corp.	14,355	293,416
Ennis, Inc.	3,361	44,836
Fuel Tech, Inc.*	2,542	8,211
G&K Services, Inc., Class A	1,200	84,120
InnerWorkings, Inc.*	4,148	21,279
Intersections, Inc.(a)	2,600	8,892
Kimball International, Inc., Class B	9,688	83,995
Matthews International Corp., Class A	2,735	126,713
McGrath RentCorp	4,030	122,431
Mobile Mini, Inc.	12,354	448,450
Multi-Color Corp.	2,611	152,012
NL Industries, Inc.*	3,031	21,247
Quad/Graphics, Inc.	2,723	54,569
SP Plus Corp.*	1,553	34,663
Standard Register Co. (The)*	705	1,107
Team, Inc.*	1,810	69,033
Tetra Tech, Inc.	12,588	289,902
TRC Cos., Inc.*	2,395	16,549
UniFirst Corp.	2,352	273,138
United Stationers, Inc.	5,258	211,950
Versar, Inc.*	2,487	7,585
Viad Corp.	6,406	172,834
Virco Manufacturing Corp.*	1,500	3,600
Waste Connections, Inc.	14,536	628,246

		3,926,705

Communications Equipment 1.4%
ADTRAN, Inc.	3,364	74,378
Aviat Networks, Inc.*	7,678	9,828
Bel Fuse, Inc., Class B	2,019	47,487
Black Box Corp.	2,600	54,626
Brocade Communications Systems, Inc.	26,902	299,150
Calix, Inc.*	7,095	68,112
Communications Systems, Inc.	2,369	24,282
Comtech Telecommunications Corp.	3,510	115,970
Digi International, Inc.*	7,072	67,538
EchoStar Corp., Class A*	5,215	272,067
EMCORE Corp.*	3,875	20,034
Emulex Corp.*	30,281	189,559
Finisar Corp.*	10,768	195,331
Harmonic, Inc.*	12,215	93,445
Infinera Corp.*	8,300	133,796

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
KVH Industries, Inc.*	916	$11,084
NETGEAR, Inc.*	2,495	84,256
Novatel Wireless, Inc.*	6,524	34,447
Oclaro, Inc.*	16,707	23,891
Optical Cable Corp.	300	1,563
PC-Tel, Inc.	1,200	10,068
Polycom, Inc.*	14,750	196,175
RELM Wireless Corp.*	2,881	15,356
ShoreTel, Inc.*	6,179	43,747
TESSCO Technologies, Inc.	1,910	43,261
Westell Technologies, Inc., Class A*	14,436	18,045

		2,147,496

Construction & Engineering 1.4%
AECOM*	19,307	490,784
Aegion Corp.*	10,690	163,771
Ameresco, Inc., Class A*	4,900	28,567
Argan, Inc.	333	10,127
Comfort Systems USA, Inc.	4,488	74,725
Dycom Industries, Inc.*	6,300	194,103
EMCOR Group, Inc.	2,079	83,908
Furmanite Corp.*	2,078	15,232
Goldfield Corp. (The)*	3,969	9,010
Granite Construction, Inc.	4,051	138,058
Great Lakes Dredge & Dock Corp.*	18,191	141,344
HC2 Holdings, Inc.*	4,503	33,592
Integrated Electrical Services, Inc.*	1,457	10,651
KBR, Inc.	2,846	47,044
Layne Christensen Co.*(a)	5,803	46,946
MasTec, Inc.*	993	18,390
MYR Group, Inc.*	5,695	142,546
Northwest Pipe Co.*	2,416	57,815
Orion Marine Group, Inc.*	7,050	64,367
Sterling Construction Co., Inc.*	3,017	10,469
Tutor Perini Corp.*	12,868	279,364

		2,060,813

Construction Materials 0.0%†
United States Lime & Minerals, Inc.	750	51,863

Consumer Finance 0.3%
Asta Funding, Inc.*	2,269	19,264
Atlanticus Holdings Corp.*	1,995	5,107
Cash America International, Inc.	5,300	110,240
Consumer Portfolio Services, Inc.*	1,523	8,529
Encore Capital Group, Inc.*	1,423	52,964
Enova International, Inc.*	1,316	25,333
EZCORP, Inc., Class A*	5,930	61,138
First Marblehead Corp. (The)*	1,274	7,402
Green Dot Corp., Class A*	614	9,363
Imperial Holdings, Inc.*	2,381	14,143
Nelnet, Inc., Class A	4,200	183,708
QC Holdings, Inc.	37	63

		497,254

Containers & Packaging 0.7%
Bemis Co., Inc.	10,369	459,347
Greif, Inc., Class A	1,674	63,947
Myers Industries, Inc.	4,875	81,169
Sonoco Products Co.	9,032	399,214

		1,003,677

Distributors 0.3%
Core-Mark Holding Co., Inc.	4,956	330,466
VOXX International Corp.*	7,308	58,464
Weyco Group, Inc.	618	16,698

		405,628

Diversified Consumer Services 1.6%
Apollo Education Group, Inc.*	1,172	29,605
Ascent Capital Group, Inc., Class A*	1,498	63,380
Bridgepoint Education, Inc.*	8,834	87,192
Bright Horizons Family Solutions, Inc.*	414	20,100
Career Education Corp.*	20,336	113,475
Carriage Services, Inc.	1,715	37,387
DeVry Education Group, Inc.	10,828	459,215
Graham Holdings Co., Class B	900	841,788
K12, Inc.*	4,600	65,412
Lincoln Educational Services Corp.	2,317	6,024
Regis Corp.*	10,909	171,817
Service Corp. International	24,431	552,873
Steiner Leisure Ltd.*	400	17,448

		2,465,716

Diversified Financial Services 0.4%
Gain Capital Holdings, Inc.	3,600	29,340
Marlin Business Services Corp.	1,601	25,696
NewStar Financial, Inc.*	6,586	69,614
PHH Corp.*	11,592	289,105
PICO Holdings, Inc.*	6,104	97,603
Resource America, Inc., Class A	4,503	39,581

		550,939

Diversified Telecommunication Services 0.8%
Atlantic Tele-Network, Inc.	1,555	103,299
Consolidated Communications Holdings, Inc.	2,156	50,192
General Communication, Inc., Class A*	11,580	169,994
Hawaiian Telcom Holdco, Inc.*	2,026	52,737
Iridium Communications, Inc.*(a)	7,904	67,263
Lumos Networks Corp.	1,417	22,714
ORBCOMM, Inc.*	1,490	8,284
Premiere Global Services, Inc.*	7,626	67,414
Vonage Holdings Corp.*	27,199	114,236
Windstream Holdings, Inc.(a)	76,837	610,854

		1,266,987

Electric Utilities 0.0%†
Genie Energy Ltd., Class B*	4,152	26,033

Electrical Equipment 1.0%
Allied Motion Technologies, Inc.	738	16,546
AZZ, Inc.	1,650	69,613
Encore Wire Corp.	3,906	119,641

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Electrical Equipment (continued)
EnerSys	6,126	$357,636
Espey Manufacturing & Electronics Corp.	333	8,928
Franklin Electric Co., Inc.	3,930	134,445
General Cable Corp.	1,284	14,689
Global Power Equipment Group, Inc.	1,629	20,086
GrafTech International Ltd.*	20,296	73,674
LSI Industries, Inc.	4,939	36,252
Orion Energy Systems, Inc.*	7,391	33,481
Powell Industries, Inc.	1,095	42,716
PowerSecure International, Inc.*	3,210	30,174
Preformed Line Products Co.	281	13,435
Regal-Beloit Corp.	6,031	415,234
SL Industries, Inc.*	580	24,795
Thermon Group Holdings, Inc.*	1,200	24,540
Ultralife Corp.*	3,374	11,303
Vicor Corp.*	3,400	36,618

		1,483,806

Electronic Equipment, Instruments & Components 5.2%
Agilysys, Inc.*	1,171	12,155
Anixter International, Inc.*	1,200	90,432
Arrow Electronics, Inc.*	11,988	659,819
Avnet, Inc.	11,671	485,747
AVX Corp.	16,821	217,496
Benchmark Electronics, Inc.*	5,200	125,996
Checkpoint Systems, Inc.*	8,356	108,294
Coherent, Inc.*	1,305	80,753
CTS Corp.	6,185	98,960
DTS, Inc.*	1,013	28,080
Echelon Corp.*	5,059	7,083
Electro Rent Corp.	5,979	77,069
Electro Scientific Industries, Inc.	5,246	32,892
Fabrinet*	2,629	42,932
FARO Technologies, Inc.*	629	34,815
Frequency Electronics, Inc.*	900	10,264
Gerber Scientific, Inc.*(b)	4,000	0
GSI Group, Inc.*	4,207	55,617
ID Systems, Inc.*	1,945	12,818
IEC Electronics Corp.*	1,140	5,107
II-VI, Inc.*	4,298	73,883
Ingram Micro, Inc., Class A*	31,600	795,688
Insight Enterprises, Inc.*	8,590	203,325
Iteris, Inc.*	1,700	3,060
Jabil Circuit, Inc.	23,716	488,787
KEMET Corp.*	11,864	45,083
Key Tronic Corp.*	2,680	24,710
Kimball Electronics, Inc.*	7,266	73,968
Mercury Systems, Inc.*	8,683	137,018
Methode Electronics, Inc.	1,175	42,500
Multi-Fineline Electronix, Inc.*	2,600	33,826
NAPCO Security Technologies, Inc.*	1,850	9,194
Newport Corp.*	7,821	144,845
OSI Systems, Inc.*	1,966	137,581
PAR Technology Corp.*	1,700	9,758
Park Electrochemical Corp.	1,738	37,732
PC Connection, Inc.	2,400	57,000
PCM, Inc.*	3,273	31,093
Perceptron, Inc.	1,480	15,851
Planar Systems, Inc.*	1,900	13,908
Plexus Corp.*	5,596	212,032
Radisys Corp.*	5,568	12,918
RF Industries Ltd.	443	1,989
Richardson Electronics Ltd.	2,700	25,299
Rofin-Sinar Technologies, Inc.*	6,775	182,383
Rogers Corp.*	2,587	191,076
Sanmina Corp.*	20,073	425,146
ScanSource, Inc.*	5,879	202,708
SMTC Corp.*	2,189	3,634
SYNNEX Corp.	11,003	816,313
Tech Data Corp.*	9,257	528,575
TTM Technologies, Inc.*	17,747	123,342
Viasystems Group, Inc.*	4,420	70,764
Vicon Industries, Inc.	371	575
Vishay Intertechnology, Inc.	30,628	417,153
Vishay Precision Group, Inc.*	2,246	37,373
Wayside Technology Group, Inc.	200	3,546
Wireless Telecom Group, Inc.*	5,122	16,134

		7,836,099

Energy Equipment & Services 3.1%
Atwood Oceanics, Inc.	6,178	176,567
Basic Energy Services, Inc.*	11,347	66,720
Bristow Group, Inc.	5,890	328,132
C&J Energy Services, Inc.*	6,638	68,371
Dawson Geophysical Co.	2,765	29,834
ENGlobal Corp.*	1,900	3,420
Era Group, Inc.*	6,356	143,137
Exterran Holdings, Inc.	14,869	403,099
Forbes Energy Services Ltd.*	800	771
Gulf Island Fabrication, Inc.	3,273	54,234
GulfMark Offshore, Inc., Class A	7,466	147,304
Helix Energy Solutions Group, Inc.*	17,687	331,985
Hercules Offshore, Inc.*(a)	30,067	21,648
Hornbeck Offshore Services, Inc.*	6,751	149,872
ION Geophysical Corp.*	13,225	29,756
Key Energy Services, Inc.*	23,625	39,690
Matrix Service Co.*	4,874	93,581
McDermott International, Inc.*	18,281	41,132
Mitcham Industries, Inc.*	4,242	23,798
Nabors Industries Ltd.	5,681	65,388
Natural Gas Services Group, Inc.*	3,681	74,319
Newpark Resources, Inc.*	19,360	167,270
Nuverra Environmental Solutions, Inc.*(a)	150	335
Pacific Drilling SA*	9,233	30,746
Parker Drilling Co.*	32,999	89,427
Patterson-UTI Energy, Inc.	16,179	277,632
PHI, Inc., Non-Voting Shares*	2,915	99,722
Pioneer Energy Services Corp.*	10,270	42,518
Rowan Cos. PLC, Class A	13,125	277,200
SEACOR Holdings, Inc.*	4,636	333,560
Seventy Seven Energy, Inc.*	500	1,975
Steel Excel, Inc.*	1,070	25,145
Superior Energy Services, Inc.	18,528	370,560
Tesco Corp.	9,448	96,748
TETRA Technologies, Inc.*	22,243	109,881
TGC Industries, Inc.*	2,083	4,166
Tidewater, Inc.(a)	6,880	201,309
Unit Corp.*	10,135	301,820
Willbros Group, Inc.*	8,018	44,741

		4,767,513

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	7,317	329,119
Casey’s General Stores, Inc.	1,936	176,757

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Food & Staples Retailing (continued)
Ingles Markets, Inc., Class A	3,941	$168,084
Pantry, Inc. (The)*	6,928	255,643
SpartanNash Co.	9,804	252,551
Village Super Market, Inc., Class A	817	23,668
Weis Markets, Inc.	3,145	144,135

		1,349,957

Food Products 2.1%
Alico, Inc.	847	40,266
Boulder Brands, Inc.*	5,408	54,242
Cal-Maine Foods, Inc.(a)	5,728	200,766
Darling Ingredients, Inc.*	17,555	298,084
Dean Foods Co.	19,750	357,870
Diamond Foods, Inc.*	1,100	27,038
Farmer Bros. Co.*	786	23,509
Fresh Del Monte Produce, Inc.(a)	14,882	500,482
Ingredion, Inc.	540	43,546
John B. Sanfilippo & Son, Inc.	484	17,651
Landec Corp.*	5,776	73,760
Limoneira Co.	232	4,826
Omega Protein Corp.*	4,957	52,247
Pinnacle Foods, Inc.	13,493	485,343
Post Holdings, Inc.*	7,965	376,346
Sanderson Farms, Inc.(a)	2,842	227,246
Seaboard Corp.*	78	298,349
Seneca Foods Corp., Class A*	1,711	44,281
Snyder’s-Lance, Inc.	4,506	131,080

		3,256,932

Gas Utilities 0.5%
UGI Corp.	21,574	798,022

Health Care Equipment & Supplies 1.8%
Alere, Inc.*	13,445	547,077
Alphatec Holdings, Inc.*	4,920	6,298
Analogic Corp.	1,302	106,152
AngioDynamics, Inc.*	8,170	157,232
CONMED Corp.	2,200	104,808
CryoLife, Inc.	3,416	38,464
Cutera, Inc.*	1,161	15,441
Cynosure, Inc., Class A*	4,639	140,191
Digirad Corp.	1,500	6,225
Exactech, Inc.*	2,345	48,752
Greatbatch, Inc.*	2,835	137,668
Haemonetics Corp.*	2,504	99,158
Halyard Health, Inc.*	84	3,744
ICU Medical, Inc.*	854	71,377
Integra LifeSciences Holdings Corp.*	2,748	153,118
Invacare Corp.	10,801	158,235
Kewaunee Scientific Corp.	92	1,650
LeMaitre Vascular, Inc.	1,044	8,258
Merit Medical Systems, Inc.*	10,350	158,665
Misonix, Inc.*	600	8,022
Natus Medical, Inc.*	7,223	271,585
NuVasive, Inc.*	4,528	209,737
OraSure Technologies, Inc.*	381	3,501
RTI Surgical, Inc.*	13,204	58,890
Symmetry Surgical, Inc.*	2,628	18,922
Teleflex, Inc.	110	12,052
Tornier NV*	6,122	147,969

		2,693,191

Health Care Providers & Services 3.4%
Addus HomeCare Corp.*	1,031	22,868
Almost Family, Inc.*	1,742	52,887
Amedisys, Inc.*	10,347	291,578
AMN Healthcare Services, Inc.*	773	14,548
Amsurg Corp.*	6,879	379,583
BioScrip, Inc.*	10,685	61,439
BioTelemetry, Inc.*	350	3,458
Capital Senior Living Corp.*	793	18,929
Community Health Systems, Inc.*	13,912	654,838
Cross Country Healthcare, Inc.*	10,560	108,029
Ensign Group, Inc. (The)	2,603	108,024
Five Star Quality Care, Inc.*	11,300	39,324
Hanger, Inc.*	5,565	120,093
Healthways, Inc.*	6,807	140,360
IPC Healthcare, Inc.*	2,174	87,743
Kindred Healthcare, Inc.	14,154	261,283
LHC Group, Inc.*	4,529	134,602
LifePoint Hospitals, Inc.*	7,780	507,567
Magellan Health, Inc.*	6,611	397,453
MedCath Corp.*(b)	2,115	0
Molina Healthcare, Inc.*	4,902	249,561
National HealthCare Corp.	1,300	81,861
Owens & Minor, Inc.	5,740	196,480
PDI, Inc.*	1,600	2,496
PharMerica Corp.*	9,446	217,352
Select Medical Holdings Corp.	21,613	292,208
SunLink Health Systems, Inc.*	700	966
Triple-S Management Corp., Class B*	6,848	164,900
Universal American Corp.*	21,648	195,481
VCA, Inc.*	4,365	227,417
WellCare Health Plans, Inc.*	1,023	74,526

		5,107,854

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	4,400	52,404
Arrhythmia Research Technology, Inc.*	200	1,538
MedAssets, Inc.*	8,062	149,228
Omnicell, Inc.*	5,297	168,603

		371,773

Hotels, Restaurants & Leisure 2.1%
Ambassadors Group, Inc.*	201	506
Ark Restaurants Corp.	318	7,832
Belmond Ltd., Class A*	16,794	184,566
Biglari Holdings, Inc.*	511	211,539
BJ’s Restaurants, Inc.*	3,279	145,227
Bob Evans Farms, Inc.	1,572	88,614
Churchill Downs, Inc.	1,471	139,730
DineEquity, Inc.	2,973	317,368
Dover Motorsports, Inc.	1,000	2,640
Eldorado Resorts, Inc.*	1,630	6,463
Frisch’s Restaurants, Inc.	373	10,332
Gaming Partners International Corp.*	341	2,827
International Speedway Corp., Class A	6,532	190,016
Isle of Capri Casinos, Inc.*	6,247	63,969
Life Time Fitness, Inc.*	5,288	289,095
Luby’s, Inc.*	3,390	16,543
Marcus Corp.(The)	2,900	54,694
Marriott Vacations Worldwide Corp.	5,756	440,334
Monarch Casino & Resort, Inc.*	1,893	32,749

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Penn National Gaming, Inc.*	3,744	$56,048
RCI Hospitality Holdings, Inc.*	3,222	31,414
Red Lion Hotels Corp.*	1,000	6,420
Ruby Tuesday, Inc.*	16,029	96,495
Scientific Games Corp., Class A*(a)	1,077	12,719
Speedway Motorsports, Inc.	6,047	134,788
Wendy’s Co.(The)	55,201	581,819

		3,124,747

Household Durables 2.1%
Bassett Furniture Industries, Inc.	1,614	35,863
Cavco Industries, Inc.*	1,086	79,832
CSS Industries, Inc.	1,000	27,200
Dixie Group, Inc. (The)*	700	5,656
Emerson Radio Corp.	3,000	3,120
Ethan Allen Interiors, Inc.	3,052	83,076
Flexsteel Industries, Inc.	1,648	49,110
Helen of Troy Ltd.*	8,623	648,622
Hooker Furniture Corp.	2,384	43,007
KB Home(a)	1,674	20,858
La-Z-Boy, Inc.	8,142	217,310
Lifetime Brands, Inc.	2,956	46,646
M.D.C. Holdings, Inc.	7,182	179,550
M/I Homes, Inc.*	5,757	118,825
Meritage Homes Corp.*	5,800	211,178
NACCO Industries, Inc., Class A	1,972	108,559
Orleans Homebuilders, Inc.*(b)	1,500	0
Ryland Group, Inc.(The)	3,902	156,665
Skullcandy, Inc.*	7,551	75,661
Skyline Corp.*	1,050	3,938
Standard Pacific Corp.*	21,152	148,487
Stanley Furniture Co., Inc.*	2,120	6,275
Toll Brothers, Inc.*	21,062	729,166
Universal Electronics, Inc.*	1,672	106,573
William Lyon Homes, Class A*	1,684	32,131

		3,137,308

Household Products 0.2%
Central Garden and Pet Co.*	2,100	17,745
Central Garden and Pet Co., Class A*	6,539	59,505
Oil-Dri Corp. of America	461	14,116
Orchids Paper Products Co.	943	25,715
Spectrum Brands Holdings, Inc.	1,469	131,740

		248,821

Independent Power and Renewable Electricity Producers 0.3%
Dynegy, Inc.*	9,269	253,229
Ormat Technologies, Inc.	8,315	222,426

		475,655

Information Technology Services 1.1%
Acxiom Corp.*	4,303	78,315
CACI International, Inc., Class A*	3,439	290,905
Ciber, Inc.*	15,843	51,173
Convergys Corp.	18,583	356,050
CoreLogic, Inc.*	7,800	258,960
CSG Systems International, Inc.	2,525	61,913
Datalink Corp.*	3,720	42,259
Edgewater Technology, Inc.*	400	2,820
Euronet Worldwide, Inc.*	322	14,615
ExlService Holdings, Inc.*	560	16,453
Global Cash Access Holdings, Inc.*	6,400	42,304
Hackett Group, Inc. (The)	8,020	60,792
ManTech International Corp., Class A	3,611	117,466
ModusLink Global Solutions, Inc.*	4,527	16,342
NCI, Inc., Class A*	1,153	14,205
PRGX Global, Inc.*	1,216	6,311
StarTek, Inc.*	2,764	25,595
Sykes Enterprises, Inc.*	9,515	214,278
TeleTech Holdings, Inc.*	754	16,633

		1,687,389

Insurance 11.2%
Allied World Assurance Co. Holdings AG	12,543	485,038
Ambac Financial Group, Inc.*	5,108	124,891
American Equity Investment Life Holding Co.	14,026	357,803
American Financial Group, Inc.	11,885	689,805
American National Insurance Co.	2,668	277,579
AMERISAFE, Inc.	3,192	129,914
AmTrust Financial Services, Inc.	1,336	67,628
Argo Group International Holdings Ltd.	3,451	184,594
Aspen Insurance Holdings Ltd.	12,632	547,218
Assurant, Inc.	11,838	751,831
Assured Guaranty Ltd.	21,908	534,993
Axis Capital Holdings Ltd.	13,729	698,806
Baldwin & Lyons, Inc., Class B	664	15,338
Citizens, Inc.*(a)	2,376	17,155
CNO Financial Group, Inc.	45,012	698,586
Donegal Group, Inc., Class A	4,202	67,190
EMC Insurance Group, Inc.	1,463	47,196
Employers Holdings, Inc.	3,741	77,813
Endurance Specialty Holdings Ltd.	12,149	742,547
Enstar Group Ltd.*	878	118,504
FBL Financial Group, Inc., Class A	2,316	120,872
Federated National Holding Co.	1,720	50,069
First Acceptance Corp.*	3,404	7,931
First American Financial Corp.	12,918	439,470
Global Indemnity PLC*	2,101	55,130
Greenlight Capital Re Ltd., Class A*	2,702	84,870
Hallmark Financial Services, Inc.*	3,425	37,812
Hanover Insurance Group, Inc. (The)	9,149	631,281
HCC Insurance Holdings, Inc.	1,008	53,767
Horace Mann Educators Corp.	5,225	159,206
Independence Holding Co.	2,090	26,564
Investors Title Co.	330	23,674
Kemper Corp.	13,554	473,170
Maiden Holdings Ltd.	15,409	192,613
MBIA, Inc.*	53,019	425,212
Meadowbrook Insurance Group, Inc.	7,745	64,284
Mercury General Corp.	3,443	196,768
Montpelier Re Holdings Ltd.	4,370	153,518
National Interstate Corp.	2,754	70,971

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
National Western Life Insurance Co., Class A	223	$53,161
Navigators Group, Inc.(The)*	2,405	178,499
Old Republic International Corp.	33,272	467,139
OneBeacon Insurance Group Ltd., Class A	1,800	28,458
PartnerRe Ltd.	6,493	742,799
Phoenix Cos., Inc.(The)*	919	57,006
Platinum Underwriters Holdings Ltd.	7,759	572,847
Primerica, Inc.	3,392	168,379
ProAssurance Corp.	3,785	167,940
Protective Life Corp.	13,511	945,094
Reinsurance Group of America, Inc.	8,212	680,036
RenaissanceRe Holdings Ltd.	3,731	356,796
RLI Corp.	4,204	197,210
Safety Insurance Group, Inc.	2,402	148,804
Selective Insurance Group, Inc.	6,607	170,593
StanCorp Financial Group, Inc.	7,203	446,874
State Auto Financial Corp.	3,671	80,762
Stewart Information Services Corp.	6,975	249,705
Symetra Financial Corp.	22,081	448,465
United Fire Group, Inc.	5,098	142,438
Universal Insurance Holdings, Inc.	1,949	45,275
Validus Holdings Ltd.	11,817	468,544
White Mountains Insurance Group Ltd.	567	365,477

		17,083,912

Internet & Catalog Retail 0.3%
1-800-FLOWERS.COM, Inc., Class A*	6,313	49,810
EVINE Live, Inc.*	7,113	44,598
FTD Cos., Inc.*	5,619	192,451
Geeknet, Inc.*	840	6,586
Lands’ End, Inc.*(a)	995	34,516
Liberty TripAdvisor Holdings, Inc.*	1,686	40,363
Liberty Ventures, Series A*	1,726	64,466
Shutterfly, Inc.*	2,100	92,127

		524,917

Internet Software & Services 1.3%
AOL, Inc.*	11,184	483,708
Bankrate, Inc.*	7,233	90,268
Blucora, Inc.*	9,727	131,509
BroadVision, Inc.*	530	3,196
Dealertrack Technologies, Inc.*	812	32,642
Dice Holdings, Inc.*	9,958	82,353
Digital River, Inc.*	10,641	271,665
EarthLink Holdings Corp.	27,776	117,215
Internap Corp.*	6,047	50,916
IntraLinks Holdings, Inc.*	13,803	147,140
Limelight Networks, Inc.*	16,512	43,922
Marchex, Inc., Class B	5,787	22,048
Monster Worldwide, Inc.*	28,853	119,163
Perficient, Inc.*	4,670	84,060
QuinStreet, Inc.*	6,438	32,962
RealNetworks, Inc.*	8,708	61,217
Reis, Inc.	961	21,622
Support.com, Inc.*	3,456	6,774
TechTarget, Inc.*	2,129	23,525
TheStreet, Inc.	8,732	18,163
United Online, Inc.*	3,514	46,385
XO Group, Inc.*	7,450	122,478

		2,012,931

Leisure Products 0.2%
Arctic Cat, Inc.	942	31,670
Callaway Golf Co.	23,624	192,772
Escalade, Inc.	1,700	25,908
JAKKS Pacific, Inc.*(a)	744	4,479
Johnson Outdoors, Inc., Class A	910	27,300
LeapFrog Enterprises, Inc.*	12,323	29,329

		311,458

Life Sciences Tools & Services 0.2%
Affymetrix, Inc.*(a)	22,911	252,938
Albany Molecular Research, Inc.*	2,893	47,243
Cambrex Corp.*	282	6,325
Harvard Bioscience, Inc.*	8,872	46,223

		352,729

Machinery 2.9%
Actuant Corp., Class A	3,889	89,875
AGCO Corp.	10,476	454,030
Alamo Group, Inc.	3,290	148,215
Albany International Corp., Class A	4,353	148,568
Altra Industrial Motion Corp.	1,766	45,121
American Railcar Industries, Inc.(a)	3,556	178,511
Astec Industries, Inc.	4,508	160,304
Barnes Group, Inc.	9,800	336,630
Blount International, Inc.*	914	14,167
Briggs & Stratton Corp.	11,092	204,204
CIRCOR International, Inc.	1,231	60,799
Columbus McKinnon Corp.	2,396	60,020
Douglas Dynamics, Inc.	3,542	71,513
Dynamic Materials Corp.	3,442	48,739
Eastern Co. (The)	399	7,549
EnPro Industries, Inc.*	3,189	189,203
ESCO Technologies, Inc.	4,475	161,190
Federal Signal Corp.	8,450	129,032
FreightCar America, Inc.	3,335	77,839
Gencor Industries, Inc.*	499	4,566
Greenbrier Cos., Inc. (The)(a)	5,289	274,658
Hardinge, Inc.	3,600	41,076
Hurco Cos., Inc.	1,343	47,112
Hyster-Yale Materials Handling, Inc.	1,391	87,146
Kadant, Inc.	600	23,844
Kennametal, Inc.	4,554	143,087
Key Technology, Inc.*	300	3,840
LB Foster Co., Class A	1,727	81,877
LS Starrett Co. (The), Class A	690	14,883
Lydall, Inc.*	2,211	60,913
MFRI, Inc.*	700	3,906
Miller Industries, Inc.	3,923	79,245
Mueller Industries, Inc.	7,434	233,353
NN, Inc.	4,118	94,920
PMFG, Inc.*	3,719	17,888
RBC Bearings, Inc.	1,004	58,272
Standex International Corp.	1,572	110,181
Supreme Industries, Inc., Class A	1,565	12,066
Tecumseh Products Co.*	3,927	13,902
Titan International, Inc.	7,730	69,106
TriMas Corp.*	2,445	65,991
Trinity Industries, Inc.	1,685	44,602
Twin Disc, Inc.	800	12,880

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Wabash National Corp.*	1,200	$14,964
Watts Water Technologies, Inc., Class A	3,888	227,953

		4,427,740

Marine 0.2%
Baltic Trading Ltd.	6,604	10,698
International Shipholding Corp.	1,527	25,593
Knightsbridge Shipping Ltd.(a)	7,701	30,881
Matson, Inc.	6,764	235,049
Ultrapetrol (Bahamas) Ltd.*	8,916	14,355

		316,576

Media 1.3%
AH Belo Corp., Class A	5,287	47,689
Ballantyne Strong, Inc.*	3,804	15,558
Central European Media Enterprises Ltd., Class A*(a)	20,652	53,695
Cumulus Media, Inc., Class A*	33,273	115,790
DreamWorks Animation SKG, Inc., Class A*(a)	14,906	278,295
E.W. Scripps Co. (The), Class A*	10,873	214,524
Entercom Communications Corp., Class A*	7,800	90,246
Gray Television, Inc.*	18,869	178,501
Harte-Hanks, Inc.	15,557	113,099
Journal Communications, Inc., Class A*	11,661	117,193
Media General, Inc.*	4,890	69,927
Meredith Corp.	5,055	263,163
Orchard Enterprises, Inc.*(b)	200	0
Radio One, Inc., Class D*	7,300	13,724
Saga Communications, Inc., Class A	533	21,677
Salem Communications Corp., Class A	4,000	27,880
Scholastic Corp.	1,234	45,387
Sizmek, Inc.*	5,632	33,567
Time, Inc.	8,072	202,123

		1,902,038

Metals & Mining 2.7%
AM Castle & Co.*(a)	5,579	33,753
Ampco-Pittsburgh Corp.	2,015	36,673
Carpenter Technology Corp.	2,033	77,132
Century Aluminum Co.*	28,344	655,030
Cliffs Natural Resources, Inc.(a)	2,783	17,867
Coeur Mining, Inc.*	21,453	135,154
Commercial Metals Co.	35,969	482,704
Friedman Industries, Inc.	1,708	10,692
Haynes International, Inc.	1,062	41,343
Hecla Mining Co.	31,841	104,757
Kaiser Aluminum Corp.	3,058	211,950
Materion Corp.	6,595	217,305
Noranda Aluminum Holding Corp.	8,038	24,355
Olympic Steel, Inc.	2,883	39,526
Reliance Steel & Aluminum Co.	9,271	485,522
RTI International Metals, Inc.*	6,559	146,266
Schnitzer Steel Industries, Inc., Class A	8,952	151,110
Steel Dynamics, Inc.	32,100	546,984
SunCoke Energy, Inc.	14,908	225,111
Synalloy Corp.	400	6,680
TimkenSteel Corp.	1,610	43,470
United States Steel Corp.(a)	11,566	282,673
Universal Stainless & Alloy Products, Inc.*	2,462	54,878

		4,030,935

Multiline Retail 0.7%
Dillard’s, Inc., Class A	6,260	711,136
Fred’s, Inc., Class A	8,647	143,540
Gordmans Stores, Inc.*	2,434	9,006
J.C. Penney Co., Inc.*(a)	26,772	194,632

		1,058,314

Oil, Gas & Consumable Fuels 3.6%
Adams Resources & Energy, Inc.	928	53,861
Alon USA Energy, Inc.	11,971	144,610
Alpha Natural Resources, Inc.*(a)	47,977	49,896
Approach Resources, Inc.*(a)	3,447	21,613
Arch Coal, Inc.(a)	17,118	15,873
Bill Barrett Corp.*	6,715	68,493
Bonanza Creek Energy, Inc.*	381	9,936
Callon Petroleum Co.*	12,330	67,198
Carrizo Oil & Gas, Inc.*	1,902	85,780
Clayton Williams Energy, Inc.*	2,805	156,799
Cloud Peak Energy, Inc.*	10,788	73,251
Comstock Resources, Inc.(a)	13,801	55,756
Contango Oil & Gas Co.*	2,718	81,730
CVR Energy, Inc.	5,163	197,846
Delek US Holdings, Inc.	13,041	402,315
Denbury Resources, Inc.(a)	21,886	151,013
DHT Holdings, Inc.	1,056	7,762
Emerald Oil, Inc.*(a)	13,319	10,962
Energy XXI Ltd.(a)	12,770	37,544
Escalera Resources Co.*	3,400	1,499
GasLog Ltd.	763	13,345
Gastar Exploration, Inc.*	7,400	17,316
Green Plains, Inc.	9,109	213,242
HKN, Inc.*	46	2,392
LinnCo LLC(a)	1,400	14,462
Midstates Petroleum Co., Inc.*(a)	1,883	2,429
Newfield Exploration Co.*	16,389	488,064
Nordic American Tankers Ltd.	457	4,625
Northern Oil and Gas, Inc.*(a)	10,054	63,139
Overseas Shipholding Group, Inc.*	3,400	17,340
PBF Energy, Inc., Class A	9,698	272,514
PDC Energy, Inc.*	6,710	308,257
Peabody Energy Corp.(a)	28,065	174,845
Penn Virginia Corp.*(a)	21,218	103,544
QEP Resources, Inc.	18,449	373,039
Renewable Energy Group, Inc.*	11,439	99,977
Rex Energy Corp.*(a)	12,676	44,873
Rosetta Resources, Inc.*	1,038	17,719
SandRidge Energy, Inc.*(a)	43,224	60,946
Scorpio Tankers, Inc.	15,518	122,127
Ship Finance International Ltd.(a)	9,817	136,358
Stone Energy Corp.*	11,501	161,934
Swift Energy Co.*(a)	7,500	15,975
Triangle Petroleum Corp.*(a)	25,328	132,972
VAALCO Energy, Inc.*	16,300	90,302
W&T Offshore, Inc.	15,600	78,936
Warren Resources, Inc.*	20,727	21,763
Western Refining, Inc.	13,313	494,312
World Fuel Services Corp.	605	29,627

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc.*	23,545	$250,990

		5,521,101

Paper & Forest Products 1.3%
Boise Cascade Co.*	3,139	126,941
Clearwater Paper Corp.*	2,700	199,854
Domtar Corp.	16,668	638,384
KapStone Paper and Packaging Corp.	12,954	386,936
Mercer International, Inc.*	9,600	121,728
Neenah Paper, Inc.	1,214	69,659
P.H. Glatfelter Co.	5,158	117,964
Resolute Forest Products, Inc.*	12,249	208,233
Schweitzer-Mauduit International, Inc.	3,518	136,710

		2,006,409

Personal Products 0.1%
CCA Industries, Inc.*	500	1,750
Inter Parfums, Inc.	1,134	28,520
Mannatech, Inc.*	180	3,366
Nutraceutical International Corp.*	2,121	41,444

		75,080

Pharmaceuticals 0.3%
Cumberland Pharmaceuticals, Inc.*	3,851	22,374
Impax Laboratories, Inc.*	3,500	128,345
Paratek Pharmaceuticals, Inc.	103	2,546
Prestige Brands Holdings, Inc.*	8,368	286,688
SciClone Pharmaceuticals, Inc.*	9,673	71,387

		511,340

Professional Services 1.7%
CBIZ, Inc.*	14,178	117,394
CDI Corp.	3,055	51,904
CRA International, Inc.*	1,679	49,581
Franklin Covey Co.*	3,598	65,016
FTI Consulting, Inc.*	9,462	384,819
GP Strategies Corp.*	4,123	137,626
Heidrick & Struggles International, Inc.	3,433	76,075
Hill International, Inc.*	5,280	20,170
Hudson Global, Inc.*	5,450	13,352
Huron Consulting Group, Inc.*	3,076	231,377
ICF International, Inc.*	4,900	183,064
Kelly Services, Inc., Class A	12,514	211,487
Korn/Ferry International*	9,135	260,347
Mistras Group, Inc.*	2,616	52,582
Navigant Consulting, Inc.*	10,803	155,887
On Assignment, Inc.*	6,686	234,879
Pendrell Corp.*	15,303	19,894
RCM Technologies, Inc.	400	2,368
Resources Connection, Inc.	10,511	175,534
RPX Corp.*	3,385	41,805
Volt Information Sciences, Inc.*	1,900	23,826
VSE Corp.	1,299	94,009

		2,602,996

Real Estate Management & Development 0.3%
Alexander & Baldwin, Inc.	7,464	285,573
AV Homes, Inc.*	2,103	31,524
Consolidated-Tomoka Land Co.	733	39,985
Forestar Group, Inc.*	6,786	90,050
FRP Holdings, Inc.*	468	16,942
Griffin Land & Nurseries, Inc.	535	15,857

		479,931

Road & Rail 1.7%
AMERCO*	700	200,277
ArcBest Corp.	7,253	270,247
Avis Budget Group, Inc.*	2,093	119,950
Celadon Group, Inc.	3,854	91,841
Con-way, Inc.	7,832	320,877
Covenant Transportation Group, Inc., Class A*	1,851	52,383
Knight Transportation, Inc.	4,100	116,809
Marten Transport Ltd.	10,682	218,447
PAM Transportation Services, Inc.*	1,172	67,859
Roadrunner Transportation Systems, Inc.*	2,646	53,767
Ryder System, Inc.	7,173	593,852
Saia, Inc.*	2,100	88,431
USA Truck, Inc.*	1,450	40,310
Werner Enterprises, Inc.	9,675	276,028

		2,511,078

Semiconductors & Semiconductor Equipment 5.1%
Advanced Energy Industries, Inc.*	7,773	186,552
Alpha & Omega Semiconductor Ltd.*	1,600	14,032
Amkor Technology, Inc.*	12,471	79,191
Amtech Systems, Inc.*	3,315	27,084
ANADIGICS, Inc.*	6,380	6,890
Audience, Inc.*(a)	1,731	6,993
Axcelis Technologies, Inc.*	25,191	60,458
AXT, Inc.*	4,715	13,108
Brooks Automation, Inc.	23,201	299,525
BTU International, Inc.*	900	2,367
Cascade Microtech, Inc.*	1,518	20,432
CEVA, Inc.*	1,028	18,823
Cirrus Logic, Inc.*	4,300	113,950
Cohu, Inc.	5,275	59,766
CyberOptics Corp.*	400	4,364
Diodes, Inc.*	5,923	156,545
DSP Group, Inc.*	3,913	43,004
Entegris, Inc.*	9,646	125,398
Entropic Communications, Inc.*	17,735	45,934
Exar Corp.*	3,431	30,948
Fairchild Semiconductor International, Inc.*	30,633	470,217
First Solar, Inc.*	3,982	168,518
FormFactor, Inc.*	6,140	46,357
GigOptix, Inc.*	427	491
GSI Technology, Inc.*	2,857	14,456
Integrated Device Technology, Inc.*	18,322	335,109
Integrated Silicon Solution, Inc.	7,289	117,207
Intersil Corp., Class A	26,055	372,847
IXYS Corp.	8,521	96,287
Kopin Corp.*	11,321	41,322
Kulicke & Soffa Industries, Inc.*	21,784	330,463

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.*	36,515	$260,352
Magnachip Semiconductor Corp.*	4,640	66,723
Microsemi Corp.*	9,180	255,755
MKS Instruments, Inc.	14,152	495,461
NeoPhotonics Corp.*	6,970	20,910
OmniVision Technologies, Inc.*	15,043	406,763
ON Semiconductor Corp.*	9,450	94,594
Pericom Semiconductor Corp.*	5,847	85,425
Photronics, Inc.*	13,655	114,702
PMC-Sierra, Inc.*	14,492	128,109
Qorvo, Inc.*	18,255	1,348,498
Rubicon Technology, Inc.*(a)	5,791	24,091
Rudolph Technologies, Inc.*	10,314	103,449
Sigma Designs, Inc.*	8,961	56,992
Silicon Image, Inc.*	11,945	86,721
Silicon Laboratories, Inc.*	866	37,896
Spansion, Inc., Class A*	8,299	294,283
Tessera Technologies, Inc.	11,066	410,327
Ultra Clean Holdings, Inc.*	5,880	51,744
Ultratech, Inc.*	3,123	49,781
Xcerra Corp.*	1,296	9,953

		7,711,167

Software 1.1%
Aware, Inc.	1,965	9,589
BSQUARE Corp.*	700	3,101
EnerNOC, Inc.*	4,864	83,758
Epiq Systems, Inc.	6,249	109,045
ePlus, Inc.*	892	60,156
GSE Systems, Inc.*	2,512	4,170
Mentor Graphics Corp.	11,189	257,459
Progress Software Corp.*	5,077	127,179
Rovi Corp.*	19,914	460,213
Seachange International, Inc.*	5,351	37,778
Take-Two Interactive Software, Inc.*	6,914	205,484
TeleCommunication Systems, Inc., Class A*	14,283	40,421
Telenav, Inc.*	6,500	42,120
Zynga, Inc., Class A*	80,270	205,491

		1,645,964

Specialty Retail 4.0%
Aaron’s, Inc.	12,312	389,798
Abercrombie & Fitch Co., Class A	5,740	146,485
American Eagle Outfitters, Inc.(a)	24,554	344,738
America’s Car-Mart, Inc.*	1,788	94,961
Ascena Retail Group, Inc.*	10,719	123,912
Barnes & Noble, Inc.*	16,595	389,817
bebe stores, inc.	25,478	91,211
Big 5 Sporting Goods Corp.	1,914	22,796
Books-A-Million, Inc.*	1,900	4,788
Brown Shoe Co., Inc.	7,063	200,519
Build-A-Bear Workshop, Inc.*	5,216	107,554
Cato Corp. (The), Class A	780	33,072
Chico’s FAS, Inc.	12,069	201,311
Children’s Place, Inc. (The)	2,853	171,037
Christopher & Banks Corp.*	6,160	32,094
Citi Trends, Inc.*	4,976	113,901
Conn’s, Inc.*	300	4,722
Destination XL Group, Inc.*	7,900	40,132
Finish Line, Inc. (The), Class A	3,200	75,520
GameStop Corp., Class A(a)	8,628	304,137
Genesco, Inc.*	1,600	114,320
Group 1 Automotive, Inc.	6,491	521,811
Guess?, Inc.	8,015	150,522
Haverty Furniture Cos., Inc.	4,796	117,166
hhgregg, Inc.*(a)	6,217	34,131
Kirkland’s, Inc.*	2,446	56,918
MarineMax, Inc.*	7,037	179,514
Men’s Wearhouse, Inc. (The)	8,345	387,792
Murphy USA, Inc.*	1,175	82,027
New York & Co., Inc.*	7,295	16,778
Office Depot, Inc.*	16,871	128,220
Penske Automotive Group, Inc.	943	45,594
Pep Boys-Manny, Moe & Jack (The)*	12,500	105,375
Perfumania Holdings, Inc.*	220	1,221
Rent-A-Center, Inc.	12,897	442,109
Shoe Carnival, Inc.	5,581	129,591
Sonic Automotive, Inc., Class A	4,342	106,943
Stage Stores, Inc.	3,860	77,200
Stein Mart, Inc.	8,627	118,707
Systemax, Inc.*	3,470	45,353
Tandy Leather Factory, Inc.	1,309	11,179
Tilly’s, Inc., Class A*	900	12,366
Trans World Entertainment Corp.	2,150	7,460
Vitamin Shoppe, Inc.*	3,658	154,624
West Marine, Inc.*	3,667	44,004
Zumiez, Inc.*	2,746	102,398

		6,085,828

Technology Hardware, Storage & Peripherals 1.0%
Astro-Med, Inc.	765	10,878
Avid Technology, Inc.*	8,155	105,689
Electronics For Imaging, Inc.*	4,583	177,133
Hutchinson Technology, Inc.*	4,426	15,447
Imation Corp.*	6,274	23,590
Intevac, Inc.*	2,819	18,324
Lexmark International, Inc., Class A	8,866	353,842
NCR Corp.*	4,110	104,394
QLogic Corp.*	19,088	255,016
Qumu Corp.*	1,201	17,054
Super Micro Computer, Inc.*	10,176	372,136
TransAct Technologies, Inc.	1,096	6,521

		1,460,024

Textiles, Apparel & Luxury Goods 1.1%
Charles & Colvard Ltd.*(a)	3,368	6,062
Crocs, Inc.*	3,444	36,506
Culp, Inc.	1,828	36,725
Delta Apparel, Inc.*	158	1,462
G-III Apparel Group Ltd.*	429	41,699
Iconix Brand Group, Inc.*	15,064	500,727
Lakeland Industries, Inc.*	200	1,700
Movado Group, Inc.	3,816	91,698
Perry Ellis International, Inc.*	4,123	98,581
Rocky Brands, Inc.	1,932	26,488
Skechers U.S.A., Inc., Class A*	9,087	548,400
Superior Uniform Group, Inc.	862	32,713
Unifi, Inc.*	2,451	78,996
Wolverine World Wide, Inc.	6,226	175,262

		1,677,019

Thrifts & Mortgage Finance 2.7%
Astoria Financial Corp.	22,703	277,658
Atlantic Coast Financial Corp.*	235	912
Bank Mutual Corp.	8,483	54,037

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
BankFinancial Corp.	4,079	$46,133
BBX Capital Corp., Class A*	1,778	25,141
Beneficial Bancorp, Inc.*	3,967	42,808
Berkshire Hills Bancorp, Inc.	5,839	145,391
Brookline Bancorp, Inc.	20,871	200,362
Cape Bancorp, Inc.	600	5,178
Capitol Federal Financial, Inc.	22,999	286,567
Clifton Bancorp, Inc.	2,855	37,857
Dime Community Bancshares, Inc.	4,847	71,542
Doral Financial Corp.*	1,843	5,308
ESB Financial Corp.	837	13,986
ESSA Bancorp, Inc.	1,116	13,559
EverBank Financial Corp.	10,475	182,789
Federal Agricultural Mortgage Corp., Class C	2,150	59,232
First Defiance Financial Corp.	1,726	52,574
First Financial Northwest, Inc.	4,800	57,552
First Place Financial Corp.*(b)	367	0
Flagstar Bancorp, Inc.*	9,056	128,686
Fox Chase Bancorp, Inc.	1,341	21,778
HF Financial Corp.	155	2,234
Hingham Institution for Savings	82	7,216
Home Bancorp, Inc.	983	21,508
HomeStreet, Inc.*	583	10,296
HopFed Bancorp, Inc.	12	158
Hudson City Bancorp, Inc.	14,205	127,419
Louisiana Bancorp, Inc.	600	12,816
Meta Financial Group, Inc.	702	23,496
Northeast Community Bancorp, Inc.	300	2,082
Northfield Bancorp, Inc.	16,766	241,430
Northwest Bancshares, Inc.	12,876	151,937
OceanFirst Financial Corp.	2,296	37,195
Oneida Financial Corp.	845	11,078
Oritani Financial Corp.	5,415	76,406
People’s United Financial, Inc.	40,921	575,758
Provident Financial Holdings, Inc.	1,200	18,624
Provident Financial Services, Inc.	7,627	132,405
Pulaski Financial Corp.	573	6,819
Riverview Bancorp, Inc.*	5,811	25,568
SI Financial Group, Inc.	1,087	11,968
Simplicity Bancorp, Inc.	1,080	18,997
Southern Missouri Bancorp, Inc.	299	11,063
Territorial Bancorp, Inc.	1,130	24,566
TrustCo Bank Corp.	12,974	83,423
United Community Financial Corp.	10,202	55,091
United Financial Bancorp, Inc.	6,168	76,730
Walker & Dunlop, Inc.*	3,358	59,604
Washington Federal, Inc.	20,793	412,949
Waterstone Financial, Inc.	3,065	38,864
Westfield Financial, Inc.	6,098	43,906
WSFS Financial Corp.	1,068	78,882

		4,129,538

Tobacco 0.1%
Alliance One International, Inc.*	25,394	26,663
Universal Corp.	3,217	129,195

		155,858

Trading Companies & Distributors 1.8%
Aceto Corp.	2,430	47,142
Air Lease Corp.	13,272	463,724
Aircastle Ltd.	1,950	39,117
Applied Industrial Technologies, Inc.	4,495	181,733
Beacon Roofing Supply, Inc.*	6,154	145,788
CAI International, Inc.*	3,088	64,755
GATX Corp.	10,900	622,935
H&E Equipment Services, Inc.	1,930	33,852
Houston Wire & Cable Co.	5,159	57,110
Kaman Corp.	2,169	82,465
Lawson Products, Inc.*	1,726	42,460
MRC Global, Inc.*	7,229	78,146
Rush Enterprises, Inc., Class A*	7,111	199,108
TAL International Group, Inc.*	9,079	369,061
Titan Machinery, Inc.*(a)	5,779	81,657
Veritiv Corp.*	400	20,348
WESCO International, Inc.*	3,306	220,709
Willis Lease Finance Corp.*	606	12,520

		2,762,630

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	1,900	24,776

Water Utilities 0.0%†
Consolidated Water Co., Ltd.	4,041	43,845

Wireless Telecommunication Services 0.4%
Boingo Wireless, Inc.*	3,704	31,299
Shenandoah Telecommunications Co.	4,390	130,427
Spok Holdings, Inc.	5,414	92,688
Telephone & Data Systems, Inc.	13,622	316,711
United States Cellular Corp.	2,575	89,584

		660,709

Total Common Stocks (cost $129,863,649)		151,180,983

Right 0.0%†

	Number of Rights	Market Value
Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc.*(b)	11,649	29,355

Total Right (cost $—)		29,355

Warrants 0.0%†

	Number of Warrants	Market Value
Health Care Equipment & Supplies 0.0%†
PhotoMedex, Inc., expiring 12/13/14*(b)(c)	60	0

Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16*(b)	1,235	0

Total Warrants (cost $—)		0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Mutual Fund 0.4%

	Shares	Market Value
Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(d)(e)	635,491	$635,491

Total Mutual Fund (cost $635,491)		635,491

Repurchase Agreement 4.5%

	Principal Amount	Market Value
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $6,886,034, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $7,023,726.(e)	$6,886,006	6,886,006

Total Repurchase Agreement (cost $6,886,006)		6,886,006

Total Investments (cost $137,385,146) (f) — 104.4%		158,731,835
Liabilities in excess of other assets — (4.4%)		(6,691,082)

NET ASSETS — 100.0%		$152,040,753

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $7,320,925.
(b)	Fair valued security.
(c)	Illiquid security.
(d)	Represents 7-day effective yield as of January 31, 2015.
(e)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $7,521,497.
(f)	At January 31, 2015, the tax basis cost of the Fund’s investments was $137,385,179, tax unrealized appreciation and depreciation were $35,274,937 and $(13,928,281), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,866,832	$—	$—	$2,866,832
Air Freight & Logistics	657,661	—	—	657,661
Airlines	1,470,981	—	—	1,470,981
Auto Components	1,214,221	—	—	1,214,221
Banks	14,422,645	—	1,288	14,423,933
Beverages	178,529	—	—	178,529
Biotechnology	377,540	—	—	377,540
Building Products	1,592,850	—	—	1,592,850
Capital Markets	1,853,514	—	—	1,853,514
Chemicals	3,715,901	—	—	3,715,901
Commercial Services & Supplies	3,926,705	—	—	3,926,705
Communications Equipment	2,147,496	—	—	2,147,496
Construction & Engineering	2,060,813	—	—	2,060,813
Construction Materials	51,863	—	—	51,863
Consumer Finance	497,254	—	—	497,254
Containers & Packaging	1,003,677	—	—	1,003,677
Distributors	405,628	—	—	405,628
Diversified Consumer Services	2,465,716	—	—	2,465,716
Diversified Financial Services	550,939	—	—	550,939
Diversified Telecommunication Services	1,266,987	—	—	1,266,987
Electric Utilities	26,033	—	—	26,033
Electrical Equipment	1,483,806	—	—	1,483,806
Electronic Equipment, Instruments & Components	7,836,099	—	—	7,836,099
Energy Equipment & Services	4,767,513	—	—	4,767,513

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$1,349,957	$—	$—	$1,349,957
Food Products	3,256,932	—	—	3,256,932
Gas Utilities	798,022	—	—	798,022
Health Care Equipment & Supplies	2,693,191	—	—	2,693,191
Health Care Providers & Services	5,107,854	—	—	5,107,854
Health Care Technology	371,773	—	—	371,773
Hotels, Restaurants & Leisure	3,124,747	—	—	3,124,747
Household Durables	3,137,308	—	—	3,137,308
Household Products	248,821	—	—	248,821
Independent Power and Renewable Electricity Producers	475,655	—	—	475,655
Information Technology Services	1,687,389	—	—	1,687,389
Insurance	17,083,912	—	—	17,083,912
Internet & Catalog Retail	524,917	—	—	524,917
Internet Software & Services	2,012,931	—	—	2,012,931
Leisure Products	311,458	—	—	311,458
Life Sciences Tools & Services	352,729	—	—	352,729
Machinery	4,427,740	—	—	4,427,740
Marine	316,576	—	—	316,576
Media	1,902,038	—	—	1,902,038
Metals & Mining	4,030,935	—	—	4,030,935
Multiline Retail	1,058,314	—	—	1,058,314
Oil, Gas & Consumable Fuels	5,521,101	—	—	5,521,101
Paper & Forest Products	2,006,409	—	—	2,006,409
Personal Products	75,080	—	—	75,080
Pharmaceuticals	511,340	—	—	511,340
Professional Services	2,602,996	—	—	2,602,996
Real Estate Management & Development	479,931	—	—	479,931
Road & Rail	2,511,078	—	—	2,511,078
Semiconductors & Semiconductor Equipment	7,711,167	—	—	7,711,167
Software	1,645,964	—	—	1,645,964
Specialty Retail	6,085,828	—	—	6,085,828
Technology Hardware, Storage & Peripherals	1,460,024	—	—	1,460,024
Textiles, Apparel & Luxury Goods	1,677,019	—	—	1,677,019
Thrifts & Mortgage Finance	4,129,538	—	—	4,129,538
Tobacco	155,858	—	—	155,858
Trading Companies & Distributors	2,762,630	—	—	2,762,630
Transportation Infrastructure	24,776	—	—	24,776
Water Utilities	43,845	—	—	43,845
Wireless Telecommunication Services	660,709	—	—	660,709

Total Common Stocks	$151,179,695	$—	$1,288	$151,180,983

Mutual Fund	635,491	—	—	635,491
Repurchase Agreement	—	6,886,006		6,886,006
Right	—	—	29,355	29,355
Warrants	—	—	—	—

Total	$151,815,186	$6,886,006	$30,643	$158,731,835

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide U.S. Small Cap Value Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Right	Total
Balance as of 10/31/14	$1,288	$29,355	$30,643
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—
Purchases*	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 01/ 31/ 15	$1,288	$29,355	$30,643

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 97.4%

	Shares	Market Value
Aerospace & Defense 4.8%
Boeing Co. (The)	46,382	$6,742,552
Lockheed Martin Corp.	52,641	9,915,985

		16,658,537

Automobiles 1.3%
Ford Motor Co.	299,255	4,402,041

Banks 10.5%
JPMorgan Chase & Co.	153,211	8,331,614
PNC Financial Services Group, Inc. (The)	82,765	6,996,953
U.S. Bancorp	116,206	4,870,194
Wells Fargo & Co.	267,549	13,891,144
WesBanco, Inc.	69,441	2,095,729

		36,185,634

Beverages 1.6%
Dr Pepper Snapple Group, Inc.	70,683	5,461,675

Chemicals 1.7%
Dow Chemical Co. (The)	50,826	2,295,302
LyondellBasell Industries NV, Class A	45,715	3,615,600

		5,910,902

Commercial Services & Supplies 2.4%
Pitney Bowes, Inc.	176,007	4,220,648
Waste Management, Inc.	75,774	3,897,057

		8,117,705

Communications Equipment 2.4%
Cisco Systems, Inc.	156,306	4,121,008
Harris Corp.	59,731	4,009,742

		8,130,750

Diversified Telecommunication Services 3.3%
AT&T, Inc.	142,869	4,703,248
Verizon Communications, Inc.	144,644	6,611,677

		11,314,925

Electric Utilities 5.2%
Edison International	101,711	6,931,605
PPL Corp.	159,269	5,654,049
Westar Energy, Inc.	125,342	5,354,610

		17,940,264

Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.	39,019	2,590,471

Energy Equipment & Services 1.5%
Helmerich & Payne, Inc.	88,733	5,284,937

Health Care Equipment & Supplies 2.3%
Abbott Laboratories	101,174	4,528,548
Baxter International, Inc.	47,691	3,353,154

		7,881,702

Hotels, Restaurants & Leisure 1.2%
DineEquity, Inc.	39,186	4,183,106

Household Durables 1.8%
Garmin Ltd.	120,183	6,292,782

Household Products 1.0%
Kimberly-Clark Corp.	30,472	3,289,757

Industrial Conglomerates 2.4%
General Electric Co.	343,837	8,214,266

Insurance 8.0%
ACE Ltd.	62,511	6,748,688
Allstate Corp. (The)	111,190	7,759,950
American Financial Group, Inc.	73,179	4,247,309
Travelers Cos., Inc. (The)	86,512	8,895,164

		27,651,111

Machinery 2.9%
Caterpillar, Inc.	51,091	4,085,747
Deere & Co.	36,288	3,091,375
Timken Co. (The)	71,400	2,713,914

		9,891,036

Media 2.6%
John Wiley & Sons, Inc., Class A	51,591	3,196,579
Regal Entertainment Group, Class A(a)	270,058	5,714,427

		8,911,006

Multiline Retail 1.5%
Macy’s, Inc.	79,089	5,052,205

Oil, Gas & Consumable Fuels 10.4%
Chevron Corp.	85,014	8,716,485
ConocoPhillips	176,377	11,108,223
Exxon Mobil Corp.	141,449	12,365,472
Williams Cos., Inc. (The)	80,686	3,538,888

		35,729,068

Pharmaceuticals 10.5%
AbbVie, Inc.	36,295	2,190,403
Eli Lilly & Co.	109,529	7,886,088
Johnson & Johnson	132,330	13,251,526
Merck & Co., Inc.	39,949	2,408,126
Pfizer, Inc.	340,327	10,635,219

		36,371,362

Real Estate Investment Trusts (REITs) 8.3%
Annaly Capital Management, Inc.	361,693	3,819,478

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Apartment Investment &
Management Co., Class A	139,406	$5,556,723
Chimera Investment Corp.	1,608,579	5,050,938
Macerich Co. (The)	66,604	5,728,610
Weingarten Realty Investors	230,028	8,621,450

		28,777,199

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	113,556	3,751,890
Texas Instruments, Inc.	99,784	5,333,455

		9,085,345

Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.	50,887	5,961,921
Hewlett-Packard Co.	162,268	5,862,743
Lexmark International, Inc., Class A	146,846	5,860,624

		17,685,288

Tobacco 1.4%
Altria Group, Inc.	88,542	4,701,580

Total Common Stocks (cost $316,825,999)		335,714,654

Exchange Traded Fund 2.3%

	Shares	Market Value
Equity Fund 2.3%
Vanguard Value ETF	94,683	7,672,163

Total Exchange Traded Fund (cost $8,014,885)		7,672,163

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(b)(c)	491,206	491,206

Total Mutual Fund (cost $491,206)		491,206

Repurchase Agreement 1.5%

	Principal Amount	Market Value
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $5,322,591, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $5,429,020.(c)	$5,322,569	$5,322,569

Total Repurchase Agreement (cost $5,322,569)		5,322,569

Total Investments (cost $330,654,659) (d) — 101.3%		349,200,592
Liabilities in excess of other assets — (1.3%)		(4,349,027)

NET ASSETS — 100.0%		$344,851,565

(a)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $5,640,030.
(b)	Represents 7-day effective yield as of January 31, 2015.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $5,813,775.
(d)	At January 31, 2015, the tax basis cost of the Fund’s investments was $330,916,637, tax unrealized appreciation and depreciation were $29,524,768 and $(11,240,813), respectively.

ETF	Exchange Traded Fund
Ltd.	Limited
NV	Public Traded Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Ziegler Equity Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$335,714,654	$—	$—	$335,714,654
Exchange Traded Fund	7,672,163	—	—	7,672,163
Mutual Fund	491,206	—	—	491,206
Repurchase Agreement	—	5,322,569	—	5,322,569

Total	$343,878,023	$5,322,569	$—	$349,200,592

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide HighMark Large Cap Growth Fund

Common Stocks 96.2%

	Shares	Market Value
Aerospace & Defense 1.4%
Honeywell International, Inc.	5,424	$530,250

Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	3,895	384,982

Beverages 1.4%
Anheuser-Busch InBev NV, ADR-BE	4,548	555,174

Biotechnology 3.5%
Amgen, Inc.	3,391	516,314
Gilead Sciences, Inc.*	8,092	848,284

		1,364,598

Capital Markets 2.1%
Charles Schwab Corp. (The)	31,758	825,073

Chemicals 6.1%
Ecolab, Inc.	12,845	1,332,926
Praxair, Inc.	8,457	1,019,829

		2,352,755

Commercial Services & Supplies 2.6%
Stericycle, Inc.*	7,701	1,011,064

Communications Equipment 0.9%
QUALCOMM, Inc.	5,350	334,161

Electric Utilities 1.5%
ITC Holdings Corp.	13,245	563,442

Electronic Equipment, Instruments & Components 1.7%
FEI Co.	6,617	544,050
Keysight Technologies, Inc.*	3,992	133,293

		677,343

Energy Equipment & Services 1.0%
Halliburton Co.	10,056	402,139

Food & Staples Retailing 4.0%
Costco Wholesale Corp.	4,657	665,904
Walgreens Boots Alliance, Inc.	12,190	899,013

		1,564,917

Food Products 1.0%
Mondelez International, Inc., Class A	11,476	404,414

Health Care Equipment & Supplies 1.5%
Medtronic PLC	8,387	598,857

Hotels, Restaurants & Leisure 5.7%
Cheesecake Factory, Inc. (The)	8,466	444,550
Marriott International, Inc., Class A	7,005	521,872
Starbucks Corp.	9,827	860,157
Yum! Brands, Inc.	5,206	376,290

		2,202,869

Industrial Conglomerates 2.3%
Danaher Corp.	10,693	880,889

Information Technology Services 2.5%
Teradata Corp.*	4,118	183,498
Visa, Inc., Class A	3,113	793,535

		977,033

Internet & Catalog Retail 1.3%
Priceline Group, Inc. (The)*	362	365,432
TripAdvisor, Inc.*	2,213	148,293

		513,725

Internet Software & Services 5.9%
Akamai Technologies, Inc.*	1,607	93,455
Equinix, Inc.	3,640	789,371
Google, Inc., Class A*	1,400	752,570
Google, Inc., Class C*	1,185	633,406

		2,268,802

Life Sciences Tools & Services 1.3%
Quintiles Transnational Holdings, Inc.*	7,998	483,879

Machinery 1.4%
Pall Corp.	5,617	543,501

Media 2.4%
Discovery Communications, Inc., Class A*	6,875	199,272
Discovery Communications, Inc., Class C*	6,967	194,240
Twenty-First Century Fox, Inc., Class A	15,786	523,464

		916,976

Multiline Retail 1.9%
Dollar Tree, Inc.*	10,347	735,672

Oil, Gas & Consumable Fuels 3.3%
Anadarko Petroleum Corp.	4,174	341,224
EOG Resources, Inc.	4,927	438,651
Imperial Oil Ltd.	13,706	508,630

		1,288,505

Pharmaceuticals 6.6%
Allergan, Inc.	4,508	988,424
Johnson & Johnson	3,652	365,711
Novartis AG, ADR-CH	6,107	594,822
Roche Holding AG, ADR-CH	18,572	626,991

		2,575,948

Professional Services 3.3%
Equifax, Inc.	8,751	739,109
Verisk Analytics, Inc., Class A*	8,394	540,154

		1,279,263

Real Estate Investment Trusts (REITs) 2.8%
American Tower Corp.	11,125	1,078,569

Road & Rail 2.5%
J.B. Hunt Transport Services, Inc.	12,368	984,617

Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	3,114	162,255
Linear Technology Corp.	17,963	807,257

		969,512

Software 7.6%
Adobe Systems, Inc.*	13,170	923,612
ANSYS, Inc.*	8,652	697,957

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Microsoft Corp.	32,450	$1,310,980

		2,932,549

Specialty Retail 4.5%
Home Depot, Inc. (The)	8,596	897,594
Ross Stores, Inc.	3,543	324,928
TJX Cos., Inc. (The)	7,791	513,739

		1,736,261

Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	10,732	1,257,361
Electronics For Imaging, Inc.*	11,708	452,514
EMC Corp.	5,691	147,568

		1,857,443

Textiles, Apparel & Luxury Goods 1.9%
NIKE, Inc., Class B	7,948	733,203

Trading Companies & Distributors 2.0%
W.W. Grainger, Inc.	3,299	778,036

Total Investments (cost $29,434,038) (a) — 96.2%		37,306,421
Other assets in excess of liabilities — 3.8%		1,454,650

NET ASSETS — 100.0%		$38,761,071

*	Denotes a non-income producing security.
(a)	At January 31, 2015, the tax basis cost of the Fund’s investments was $29,485,448, tax unrealized appreciation and depreciation were $8,478,956 and $(657,983), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
BE	Belgium
CH	Switzerland
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Common Stocks 93.0%

	Shares	Market Value
Aerospace & Defense 1.9%
Curtiss-Wright Corp.	33,900	$2,255,367
Teledyne Technologies, Inc.*	2,050	194,832

		2,450,199

Airlines 0.7%
Republic Airways Holdings, Inc.*	61,160	841,562

Auto Components 0.2%
Tenneco, Inc.*	4,490	230,876

Banks 5.7%
FCB Financial Holdings, Inc., Class A*	11,000	248,490
Huntington Bancshares, Inc.	61,390	615,128
International Bancshares Corp.	16,260	366,013
PrivateBancorp, Inc.	34,950	1,060,383
Square 1 Financial, Inc., Class A*	13,700	318,662
Talmer Bancorp, Inc., Class A	81,200	1,097,824
Trico Bancshares	41,000	957,350
Umpqua Holdings Corp.	81,850	1,269,493
Webster Financial Corp.	28,610	873,463
Wilshire Bancorp, Inc.	44,270	402,857

		7,209,663

Biotechnology 4.7%
Akebia Therapeutics, Inc.*	28,200	289,614
Alkermes PLC*	20,370	1,471,732
Cytokinetics, Inc.*	104,350	739,841
Infinity Pharmaceuticals, Inc.*	15,400	237,776
Isis Pharmaceuticals, Inc.*	16,680	1,142,747
Kite Pharma, Inc.*	10,150	681,573
Rigel Pharmaceuticals, Inc.*	163,880	339,232
Spectrum Pharmaceuticals, Inc.*	98,960	692,720
Vital Therapies, Inc.*	14,400	284,256

		5,879,491

Building Products 1.7%
A.O. Smith Corp.	4,900	291,109
American Woodmark Corp.*	30,850	1,268,860
Insteel Industries, Inc.	12,080	246,674
Patrick Industries, Inc.*	6,490	279,070

		2,085,713

Capital Markets 1.0%
HFF, Inc., Class A	24,260	824,112
Investment Technology Group, Inc.*	19,680	408,360

		1,232,472

Chemicals 1.0%
Advanced Emissions Solutions, Inc.*	30,130	319,529
Ferro Corp.*	29,080	323,660
Innophos Holdings, Inc.	10,000	595,400

		1,238,589

Commercial Services & Supplies 2.3%
Matthews International Corp., Class A	46,000	2,131,180
Quad/Graphics, Inc.	27,970	560,519
Tetra Tech, Inc.	9,050	208,421

		2,900,120

Communications Equipment 1.4%
Bel Fuse, Inc., Class B	10,200	239,904
Comtech Telecommunications Corp.	38,500	1,272,040
ShoreTel, Inc.*	31,660	224,153

		1,736,097

Construction & Engineering 0.4%
Argan, Inc.	8,100	246,321
EMCOR Group, Inc.	6,260	252,654

		498,975

Construction Materials 0.4%
Eagle Materials, Inc.	4,560	324,763
United States Lime & Minerals, Inc.	3,084	213,259

		538,022

Consumer Finance 0.3%
Springleaf Holdings, Inc.*	12,700	401,320

Containers & Packaging 1.6%
Graphic Packaging Holding Co.*	139,610	2,021,553

Diversified Consumer Services 1.4%
Capella Education Co.	9,050	615,310
Strayer Education, Inc.*	16,200	1,085,400

		1,700,710

Diversified Financial Services 0.3%
Gain Capital Holdings, Inc.	47,150	384,273

Electric Utilities 0.2%
El Paso Electric Co.	6,550	262,393

Electrical Equipment 1.2%
Enphase Energy, Inc.*	43,330	536,859
Polypore International, Inc.*	20,680	924,809

		1,461,668

Electronic Equipment, Instruments & Components 2.3%
DTS, Inc.*	52,050	1,442,826
Mercury Systems, Inc.*	41,230	650,609
Rofin-Sinar Technologies, Inc.*	11,100	298,812
Sanmina Corp.*	22,460	475,703

		2,867,950

Energy Equipment & Services 2.2%
Dril-Quip, Inc.*	10,830	803,911
Exterran Holdings, Inc.	53,850	1,459,873

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
Forum Energy Technologies, Inc.*	32,580	$503,361

		2,767,145

Food & Staples Retailing 1.7%
Andersons, Inc. (The)	21,840	982,363
SUPERVALU, Inc.*	117,600	1,145,424

		2,127,787

Food Products 0.4%
John B. Sanfilippo & Son, Inc.	13,900	506,933

Health Care Equipment & Supplies 4.0%
DexCom, Inc.*	21,180	1,266,140
Greatbatch, Inc.*	5,350	259,796
NuVasive, Inc.*	28,730	1,330,774
OraSure Technologies, Inc.*	27,580	253,460
West Pharmaceutical Services, Inc.	39,600	1,952,676

		5,062,846

Health Care Providers & Services 1.3%
Amedisys, Inc.*	7,850	221,213
Chemed Corp.	3,950	399,503
CorVel Corp.*	14,900	490,806
Magellan Health, Inc.*	5,180	311,422
Select Medical Holdings Corp.	13,050	176,436

		1,599,380

Health Care Technology 1.0%
MedAssets, Inc.*	44,380	821,474
Omnicell, Inc.*	12,940	411,880

		1,233,354

Hotels, Restaurants & Leisure 4.2%
DineEquity, Inc.	8,660	924,455
Jack in the Box, Inc.	17,490	1,482,977
La Quinta Holdings, Inc.*	37,150	755,260
Papa John’s International, Inc.	6,880	436,605
Penn National Gaming, Inc.*	93,030	1,392,659
Vail Resorts, Inc.	3,600	315,936

		5,307,892

Household Durables 0.4%
Libbey, Inc.	15,760	515,510

Household Products 0.8%
Spectrum Brands Holdings, Inc.	10,900	977,512

Independent Power and Renewable Electricity Producers 0.8%
Dynegy, Inc.*	38,780	1,059,470

Information Technology Services 3.5%
Acxiom Corp.*	18,380	334,516
ManTech International Corp., Class A	34,450	1,120,659
MAXIMUS, Inc.	15,860	883,719
Science Applications International Corp.	36,400	1,775,592
TeleTech Holdings, Inc.*	10,440	230,306

		4,344,792

Insurance 1.3%
American Equity Investment Life Holding Co.	8,450	215,560
Navigators Group, Inc. (The)*	14,780	1,096,972
United Fire Group, Inc.	11,860	331,368

		1,643,900

Internet Software & Services 2.9%
Everyday Health, Inc.*	38,490	534,241
GrubHub, Inc.*	53,360	1,837,185
LivePerson, Inc.*	40,900	437,630
OPOWER, Inc.*	37,710	430,271
XO Group, Inc.*	28,240	464,266

		3,703,593

Leisure Products 1.7%
Brunswick Corp.	36,850	2,000,218
Malibu Boats, Inc., Class A*	8,770	191,361

		2,191,579

Life Sciences Tools & Services 0.2%
Pacific Biosciences of California, Inc.*	36,960	297,158

Machinery 3.6%
Blount International, Inc.	53,750	833,125
Columbus McKinnon Corp.	13,810	345,941
FreightCar America, Inc.	13,400	312,756
Middleby Corp. (The)*	4,700	446,594
Mueller Industries, Inc.	43,980	1,380,532
Mueller Water Products, Inc., Class A	43,300	442,959
Tennant Co.	5,740	374,305
Xerium Technologies, Inc.*	27,970	430,458

		4,566,670

Media 1.3%
Live Nation Entertainment, Inc.*	50,660	1,204,188
New Media Investment Group, Inc.	16,300	381,257

		1,585,445

Metals & Mining 1.3%
Globe Specialty Metals, Inc.	58,750	905,925
RTI International Metals, Inc.*	19,710	439,533
SunCoke Energy, Inc.	19,580	295,658

		1,641,116

Oil, Gas & Consumable Fuels 2.8%
Dorian LPG Ltd.*	69,600	784,392
Nordic American Tankers Ltd.	59,650	603,658
Teekay Tankers Ltd., Class A	66,950	344,123
Western Refining, Inc.	47,790	1,774,443

		3,506,616

Paper & Forest Products 1.4%
Boise Cascade Co.*	15,080	609,835

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Common Stocks (continued)

	Shares	Market Value
Paper & Forest Products (continued)
Neenah Paper, Inc.	10,260	$588,719
Resolute Forest Products, Inc.*	33,550	570,350

		1,768,904

Personal Products 0.3%
Inter Parfums, Inc.	14,500	364,675

Pharmaceuticals 1.6%
Nektar Therapeutics*	21,410	313,443
Phibro Animal Health Corp., Class A	16,200	442,746
Relypsa, Inc.*	10,700	375,891
Supernus Pharmaceuticals, Inc.*	76,400	649,400
XenoPort, Inc.*	34,370	286,302

		2,067,782

Professional Services 2.1%
FTI Consulting, Inc.*	9,990	406,293
Korn/Ferry International*	51,760	1,475,160
Resources Connection, Inc.	43,710	729,957

		2,611,410

Real Estate Investment Trusts (REITs) 9.2%
Cedar Realty Trust, Inc.	38,740	308,370
Colony Financial, Inc.	29,840	747,492
CYS Investments, Inc.	25,670	226,923
DCT Industrial Trust, Inc.	9,350	353,056
Extra Space Storage, Inc.	28,830	1,902,780
First Industrial Realty Trust, Inc.	67,270	1,461,777
Gladstone Commercial Corp.	10,050	174,870
Healthcare Realty Trust, Inc.	9,920	298,493
Lexington Realty Trust	39,140	446,587
New York REIT, Inc.	145,600	1,518,608
PennyMac Mortgage Investment Trust	10,950	246,484
Potlatch Corp.	28,210	1,124,451
Redwood Trust, Inc.	17,360	345,985
Sovran Self Storage, Inc.	5,920	560,920
Sunstone Hotel Investors, Inc.	75,696	1,290,617
Western Asset Mortgage Capital Corp.	39,730	536,355

		11,543,768

Road & Rail 1.4%
Old Dominion Freight Line, Inc.*	9,120	639,494
Saia, Inc.*	26,180	1,102,440

		1,741,934

Semiconductors & Semiconductor Equipment 4.4%
Entropic Communications, Inc.*	176,060	455,996
FormFactor, Inc.*	64,206	484,755
Intersil Corp., Class A	59,198	847,123
Kulicke & Soffa Industries, Inc.*	59,420	901,401
Lattice Semiconductor Corp.*	56,752	404,642
Tessera Technologies, Inc.	64,310	2,384,615

		5,478,532

Software 4.5%
Aspen Technology, Inc.*	42,660	1,507,818
Callidus Software, Inc.*	15,000	224,250
Model N, Inc.*	33,630	359,841
Pegasystems, Inc.	32,470	635,438
Progress Software Corp.*	63,480	1,590,174
SS&C Technologies Holdings, Inc.	5,920	327,553
Telenav, Inc.*	31,520	204,249
Tyler Technologies, Inc.*	3,770	399,922
Varonis Systems, Inc.*	10,370	341,899

		5,591,144

Specialty Retail 1.8%
Brown Shoe Co., Inc.	18,370	521,524
Citi Trends, Inc.*	39,520	904,613
Stage Stores, Inc.	30,850	617,000
Stein Mart, Inc.	15,420	212,179

		2,255,316

Technology Hardware, Storage & Peripherals 0.5%
QLogic Corp.*	45,270	604,807

Textiles, Apparel & Luxury Goods 0.5%
Oxford Industries, Inc.	11,810	660,651

Thrifts & Mortgage Finance 1.2%
Ladder Capital Corp.*	29,450	552,482
LendingTree, Inc.*	10,900	448,862
PennyMac Financial Services, Inc., Class A*	15,770	284,175
WSFS Financial Corp.	3,366	248,613

		1,534,132

Total Investments (cost $103,004,642) (a) — 93.0%		116,803,399
Other assets in excess of liabilities — 7.0%		8,792,384

NET ASSETS — 100.0%		$125,595,783

*	Denotes a non-income producing security.
(a)	At January 31, 2015, the tax basis cost of the Fund’s investments was $103,015,244, tax unrealized appreciation and depreciation were $18,122,972 and $(4,334,817), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund

At January 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
65	Russell 2000 Mini Future	03/20/15	$7,547,800	$(77,223)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Small Cap Core Fund

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$116,803,399	$—	$—	$116,803,399

Total Assets	$116,803,399	$—	$—	$116,803,399

Liabilities:
Futures Contracts	(77,223)	—	—	(77,223)

Total Liabilities	$(77,223)	$—	$—	$(77,223)

Total	$116,726,176	$—	$—	$116,726,176

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (‘‘futures contracts’’) to enable the Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2015

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(77,223)

Total		$(77,223)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide HighMark Value Fund

Common Stocks 96.1%

	Shares	Market Value
Aerospace & Defense 3.6%
Airbus Group NV	30,836	$1,642,946
Raytheon Co.	17,789	1,779,789
United Technologies Corp.	24,833	2,850,332

		6,273,067

Air Freight & Logistics 1.5%
Expeditors International of Washington, Inc.	20,610	900,245
United Parcel Service, Inc., Class B	17,159	1,695,995

		2,596,240

Banks 8.8%
Bank of America Corp.	168,440	2,551,866
BB&T Corp.	37,121	1,310,000
CIT Group, Inc.	53,217	2,331,969
Citigroup, Inc.	91,075	4,275,971
JPMorgan Chase & Co.	51,323	2,790,945
Zions Bancorporation	84,310	2,020,068

		15,280,819

Beverages 1.0%
Carlsberg A/S, Class B, ADR-DK(a)	117,675	1,734,529

Capital Markets 8.1%
Bank of New York Mellon Corp. (The)	81,866	2,947,176
Blackstone Group LP (The)	50,077	1,869,875
Franklin Resources, Inc.	24,534	1,264,237
Goldman Sachs Group, Inc. (The)	15,826	2,728,561
Lazard Ltd., Class A	51,119	2,341,250
UBS Group AG*	172,326	2,874,398

		14,025,497

Chemicals 1.0%
Mosaic Co. (The)	35,602	1,733,461

Communications Equipment 3.5%
Cisco Systems, Inc.	147,972	3,901,282
QUALCOMM, Inc.	35,741	2,232,383

		6,133,665

Construction & Engineering 0.4%
Chicago Bridge & Iron Co. NV	21,612	745,830

Consumer Finance 2.0%
Capital One Financial Corp.	46,871	3,431,426

Containers & Packaging 0.4%
Owens-Illinois, Inc.*	27,700	646,795

Diversified Financial Services 1.9%
Intercontinental Exchange, Inc.	16,352	3,364,097

Diversified Telecommunication Services 2.0%
Verizon Communications, Inc.	75,570	3,454,305

Electrical Equipment 1.3%
Eaton Corp. PLC	34,446	2,173,198

Energy Equipment & Services 1.9%
Halliburton Co.	37,749	1,509,582
National Oilwell Varco, Inc.	31,020	1,688,419

		3,198,001

Food Products 1.6%
Mondelez International, Inc., Class A	80,375	2,832,415

Health Care Equipment & Supplies 4.0%
Baxter International, Inc.	36,042	2,534,113
Hologic, Inc.*	53,528	1,625,378
Medtronic PLC	39,492	2,819,757

		6,979,248

Health Care Providers & Services 0.6%
Express Scripts Holding Co.*	11,793	951,813

Household Durables 0.5%
Lennar Corp., Class A	18,220	818,260

Household Products 4.1%
Henkel AG & Co. KGaA, ADR-DE	14,051	1,431,937
Procter & Gamble Co. (The)	68,220	5,750,264

		7,182,201

Industrial Conglomerates 3.4%
General Electric Co.	246,330	5,884,824

Information Technology Services 0.9%
Teradata Corp.*	33,379	1,487,368

Insurance 3.1%
American International Group, Inc.	62,618	3,060,142
MetLife, Inc.	51,274	2,384,241

		5,444,383

Internet & Catalog Retail 1.1%
Liberty Interactive Corp., Series A*	68,775	1,881,684

Internet Software & Services 0.7%
Google, Inc., Class A*	2,080	1,118,104

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	21,576	814,926

Machinery 1.8%
Joy Global, Inc.	30,961	1,298,504
Stanley Black & Decker, Inc.	18,747	1,755,657

		3,054,161

Media 3.8%
Comcast Corp., Class A	39,151	2,071,088
Gannett Co., Inc.	45,199	1,401,621
Time Warner, Inc.	39,579	3,084,391

		6,557,100

Multiline Retail 1.9%
Target Corp.	45,606	3,357,058

Oil, Gas & Consumable Fuels 9.9%
Chevron Corp.	48,919	5,015,665
ConocoPhillips	46,251	2,912,888
Occidental Petroleum Corp.	22,228	1,778,240
Phillips 66	31,929	2,245,247
Royal Dutch Shell PLC, Class A, ADR-NL	42,949	2,639,216

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Value Fund

Common Stocks (Continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.	86,198	$2,569,563

		17,160,819

Paper & Forest Products 1.2%
International Paper Co.	39,731	2,092,234

Pharmaceuticals 8.1%
Actavis PLC*	6,644	1,770,892
GlaxoSmithKline PLC, ADR-UK	37,949	1,669,756
Merck & Co., Inc.	25,600	1,543,168
Pfizer, Inc.	212,336	6,635,500
Roche Holding AG, ADR-CH	73,163	2,469,983

		14,089,299

Professional Services 1.2%
Nielsen NV	47,892	2,086,175

Real Estate Investment Trusts (REITs) 1.7%
Weyerhaeuser Co.	82,960	2,974,116

Road & Rail 1.9%
Hertz Global Holdings, Inc.*	70,783	1,452,467
Norfolk Southern Corp.	18,800	1,917,036

		3,369,503

Semiconductors & Semiconductor Equipment 0.8%
Applied Materials, Inc.	57,861	1,321,545

Software 3.0%
Microsoft Corp.	69,054	2,789,782
Oracle Corp.	57,689	2,416,592

		5,206,374

Technology Hardware, Storage & Peripherals 1.5%
Samsung Electronics Co., Ltd., GDR-KR	1,700	1,046,588
Western Digital Corp.	15,520	1,509,009

		2,555,597

Tobacco 1.4%
Philip Morris International, Inc.	30,473	2,445,154

Total Common Stocks (cost $164,001,094)		166,455,291

Preferred Stock 0.8%

	Shares	Market Value
Automobiles 0.8%
Porsche Automobil Holding SE	17,175	1,439,313

Total Preferred Stock (cost $1,479,677)		1,439,313

Mutual Fund 0.0%

	Shares	Market Value
Money Market Fund 0.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(b)(c)	19,251	19,251

Total Mutual Fund (cost $19,251)		19,251

Repurchase Agreement 0.1%

	Principal Amount	Market Value
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $208,600, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $212,771.(c)	$208,599	208,599

Total Repurchase Agreement (cost $208,599)		208,599

Total Investments (cost $165,708,621) (d) — 97.0%		168,122,454
Other assets in excess of liabilities — 3.0%		5,178,632

NET ASSETS — 100.0%		$173,301,086

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $217,357.
(b)	Represents 7-day effective yield as of January 31, 2015.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $227,850.
(d)	At January 31, 2015, the tax basis cost of the Fund’s investments was $165,817,795, tax unrealized appreciation and depreciation were $11,077,550 and $(8,772,891), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CH	Switzerland
DE	Germany
DK	Denmark
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
KR	South Korea
LP	Limited Partnership
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SE	European Public Limited Liability Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk,etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Value Fund

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,630,121	$1,642,946	$—	$6,273,067
Air Freight & Logistics	2,596,240	—	—	2,596,240
Banks	15,280,819	—	—	15,280,819
Beverages	1,734,529	—	—	1,734,529
Capital Markets	14,025,497	—	—	14,025,497
Chemicals	1,733,461	—	—	1,733,461
Communications Equipment	6,133,665	—	—	6,133,665
Construction & Engineering	745,830	—	—	745,830
Consumer Finance	3,431,426	—	—	3,431,426
Containers & Packaging	646,795	—	—	646,795
Diversified Financial Services	3,364,097	—	—	3,364,097
Diversified Telecommunication Services	3,454,305	—	—	3,454,305
Electrical Equipment	2,173,198	—	—	2,173,198
Energy Equipment & Services	3,198,001	—	—	3,198,001
Food Products	2,832,415	—	—	2,832,415
Health Care Equipment & Supplies	6,979,248	—	—	6,979,248
Health Care Providers & Services	951,813	—	—	951,813
Household Durables	818,260	—	—	818,260
Household Products	7,182,201	—	—	7,182,201
Industrial Conglomerates	5,884,824	—	—	5,884,824
Information Technology Services	1,487,368	—	—	1,487,368
Insurance	5,444,383	—	—	5,444,383
Internet & Catalog Retail	1,881,684	—	—	1,881,684
Internet Software & Services	1,118,104	—	—	1,118,104
Life Sciences Tools & Services	814,926	—	—	814,926
Machinery	3,054,161	—	—	3,054,161
Media	6,557,100	—	—	6,557,100
Multiline Retail	3,357,058	—	—	3,357,058
Oil, Gas & Consumable Fuels	17,160,819	—		17,160,819
Paper & Forest Products	2,092,234	—	—	2,092,234
Pharmaceuticals	14,089,299	—	—	14,089,299
Professional Services	2,086,175	—	—	2,086,175
Real Estate Investment Trusts (REITs)	2,974,116	—	—	2,974,116
Road & Rail	3,369,503	—	—	3,369,503
Semiconductors & Semiconductor Equipment	1,321,545	—	—	1,321,545
Software	5,206,374	—	—	5,206,374
Technology Hardware, Storage & Peripherals	1,509,009	1,046,588	—	2,555,597
Tobacco	2,445,154	—	—	2,445,154

Total Common Stocks	$163,765,757	$2,689,534	$—	$166,455,291

Mutual Fund	19,251	—	—	19,251
Preferred Stock	—	1,439,313	—	1,439,313
Repurchase Agreement	—	208,599	—	208,599

Total	$163,785,008	$4,337,446	$—	$168,122,454

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Asset-Backed Securities 16.4%

	Principal Amount	Market Value
Automobiles 9.9%
Ally Auto Receivables Trust, Series 2013-1, Class A3, 0.63%, 05/15/17	$1,927,843	$1,928,998
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.47%, 01/15/21(a)(b)	592,675	592,421
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18(b)	5,200,000	5,359,698
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, 07/20/16	148,001	148,012
CarMax Auto Owner Trust Series 2013-2, Class A3, 0.64%, 01/16/18	6,000,000	5,996,640
Series 2014-3, Class A3, 1.16%, 06/17/19	5,050,000	5,057,900
Enterprise Fleet Financing LLC Series 2013-1, Class A2, 0.68%, 09/20/18(b)	927,965	928,079
Series 2014-2, Class A2, 1.05%, 03/20/20(b)	5,750,000	5,755,296
Ford Credit Auto Owner Trust, Series 2013-D, Class A3, 0.67%, 04/15/18	7,700,000	7,692,463
Hertz Vehicle Financing LLC Series 2010-1A, Class A2, 3.74%, 02/25/17(b)	5,000,000	5,120,650
Series 2011-1A, Class A1, 2.20%, 03/25/16(b)	466,667	467,332
Honda Auto Receivables Owner Trust Series 2013-4, Class A3, 0.69%, 09/18/17	2,600,000	2,598,483
Series 2014-1, Class A3, 0.67%, 11/21/17	2,000,000	1,996,328
Series 2014-3, Class A3, 0.88%, 06/15/18	4,500,000	4,500,222
Toyota Auto Receivables Owner Trust Series 2012-A, Class A3, 0.75%, 02/16/16	95,919	95,965
Series 2012-B, Class A3, 0.46%, 07/15/16	763,628	763,926

		49,002,413

Credit Card 4.2%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	7,675,000	7,726,964
Chase Issuance Trust, Series 2014-A6, Class A6, 1.26%, 07/15/19	5,000,000	5,018,690
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 09/07/18	7,800,000	7,861,597

		20,607,251

Other 1.9%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	1,257,938	1,257,613
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27(b)	775,000	775,541
Centerpoint Energy Transition Bond Co. II LLC, Series 2005-A, Class A4, 5.17%, 08/01/19	1,251,344	1,324,596
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 04/15/18	379,576	379,866
CenterPoint Energy Transition Bond Co. LLC, Series 2008-A, Class A1, 4.19%, 02/01/20	441,642	457,123
Cleco Katrina/Rita Hurricane Recovery Funding LLC, Series 2008-A, Class A1, 4.41%, 03/01/20	597,410	616,649
Consumers Funding LLC, Series 2001-1, Class A6, 5.76%, 10/20/16	208,835	214,090
Entergy Gulf States Reconstruction Funding 1 LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	762,682	813,325
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1, 2.12%, 02/01/16	75,706	75,716
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Class A1, 0.96%, 07/01/18	1,176,314	1,177,806
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A3, 5.29%, 05/15/18	323,906	335,741
PSE&G Transition Funding LLC, Series 2001-1, Class A8, 6.89%, 12/15/17	1,758,174	1,814,612

		9,242,678

Student Loan 0.4%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.17%, 10/15/24(a)(b)	767,781	771,022
SLM Student Loan Trust, Series 2011-2, Class A1, 0.77%, 11/25/27(a)	1,145,417	1,148,662

		1,919,684

Total Asset-Backed Securities (cost $80,821,762)		80,772,026

Bank Loan 0.1%

	Principal Amount	Market Value
Food Products 0.1%
HJ Heinz Co., Term B-1 Loan, 2.53%, 06/07/19	361,047	360,010

Total Bank Loan (cost $358,789)		360,010

Collateralized Mortgage Obligations 2.0%

	Principal Amount	Market Value
FDIC Trust, Series 2013-R2, Class A, 1.25%, 03/25/33(b)	352,060	341,630

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 3728, Class EA, 3.50%, 09/15/20	$71,393	$72,037
Series 3755, Class AL, 1.50%, 11/15/20	167,630	169,625
Series 3645, Class EH, 3.00%, 12/15/20	81,796	84,694
Series 3852, Class EA, 4.50%, 12/15/21	148,752	157,708
Series 4060, Class EA, 1.75%, 06/15/22	675,205	683,601
Series 3627, Class QG, 4.00%, 07/15/23	32,574	32,757
Series 3501, Class AC, 4.00%, 08/15/23	72,107	74,721
Series 3585, Class LA, 3.50%, 10/15/24	241,432	253,372
Series 3609, Class LE, 3.00%, 12/15/24	137,646	142,491
Series 3718, Class BC, 2.00%, 02/15/25	209,555	214,365
Series 3721, Class PE, 3.50%, 09/15/40	339,756	360,615
Federal National Mortgage Association REMICS Series 2003-3, Class BC, 5.00%, 02/25/18	103,425	108,416
Series 2011-69, Class AC, 2.00%, 05/25/18	138,408	140,544
Series 2010-95, Class BK, 1.50%, 02/25/20	214,350	216,941
Series 2012-99, Class TC, 1.50%, 09/25/22	920,644	925,277
Series 2611, Class HD, 5.00%, 05/15/23	328,421	358,937
Series 2010-50, Class AD, 3.00%, 01/25/24	22,104	22,373
Series 2010-57, Class AQ, 3.00%, 08/25/24	8,017	8,126
Series 2012-93, Class DP, 1.50%, 09/25/27	699,444	704,807
Series 2012-100, Class WA, 1.50%, 09/25/27	732,966	729,305
Series 2010-66, Class QA, 4.50%, 08/25/39	115,422	121,613
Government National Mortgage Association Series 2004-76, Class QA, 4.00%, 01/20/34	199,777	205,517
Series 2009-66, Class LG, 2.25%, 05/16/39	204,122	208,033
Series 2009-104, Class KE, 2.50%, 08/16/39	187,265	194,135
Series 2010-4, Class JC, 3.00%, 08/16/39	219,835	226,714
Series 2009-88, Class QE, 3.00%, 09/16/39	597,421	621,966
Series 2011-39, Class NE, 3.50%, 09/16/39	396,432	422,487
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	193,523	194,677
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42(a)	361,303	372,054
Series 2012-2, Class A2, 3.50%, 04/25/42(a)	549,697	563,807
Series 2013-1, Class 1A1, 1.45%, 02/25/43(a)	1,000,930	963,047
Washington Mutual Mortgage Pass Through Certificates Trust, Series 2005-8, Class 1A8, 5.50%, 10/25/35	31,151	29,231
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33(a)	142,414	143,482

Total Collateralized Mortgage Obligations (cost $10,094,380)		10,069,105

Commercial Mortgage Backed Securities 7.5%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43	400,000	403,779
CFCRE Commercial Mortgage Trust Series 2011-C2, Class A1, 1.56%, 12/15/47	47,851	47,913
Series 2011-C2, Class A2, 3.06%, 12/15/47	630,000	649,160
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	502,581	501,545
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A1, 0.67%, 10/15/45	175,899	175,267
Commercial Mortgage Trust Series 2012-CR2, Class A2, 2.03%, 08/15/45	700,000	712,620
Series 2013-CR8, Class A1, 1.02%, 06/10/46	3,238,350	3,243,806
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46(b)	9,274,783	9,485,103
Federal National Mortgage Association-ACES Series 2012-M8, Class AB1, 1.36%, 05/25/22	169,571	168,801
Series 2012-M8, Class ASQ2, 1.52%, 12/25/19	115,000	116,015
Series 2012-M8, Class A1, 1.54%, 05/25/22	56,537	56,622
Series 2012-M9, Class AB1, 1.37%, 04/25/22	402,721	404,084
Government National Mortgage Association, Series 2011-20, Class A, 1.88%, 04/16/32	378,855	380,419
GS Mortgage Securities Trust Series 2011-GC5, Class A1, 1.47%, 08/10/44	79,251	79,406
Series 2012-GC6, Class A1, 1.28%, 01/10/45	101,044	101,400
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class A1, 1.03%, 05/15/45	18,917	18,940
Series 2012-C8, Class A1, 0.71%, 10/15/45	431,579	431,341

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
JP Morgan Chase Commercial Mortgage Securities Trust (continued)
Series 2013-C16, Class A1, 1.22%, 12/15/46	$4,565,026	$4,564,136
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class A1, 1.23%, 11/15/45	4,331,519	4,331,852
Series 2014-C19, Class A1, 1.27%, 04/15/47	1,067,935	1,069,223
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.66%, 11/15/45	456,497	454,885
Series 2013-C11, Class A1, 1.31%, 08/15/46	4,542,414	4,571,324
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A1, 1.01%, 05/10/63	146,042	146,195
Series 2012-C3, Class A1, 0.73%, 08/10/49	843,748	841,291
Series 2013-C5, Class A1, 0.78%, 03/10/46	329,482	328,024
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, 5.24%, 10/15/44(a)	320,583	325,293
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	800,769	798,670
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class A1, 1.08%, 04/15/45	153,162	153,521
Series 2012-C9, Class A1, 0.67%, 11/15/45	657,224	654,740
Series 2014-C20, Class A1, 1.28%, 05/15/47	1,570,618	1,573,884

Total Commercial Mortgage Backed Securities (cost $36,958,862)		36,789,259

Corporate Bonds 58.6%

	Principal Amount	Market Value
Aerospace & Defense 1.1%
L-3 Communications Corp., 3.95%, 11/15/16	2,890,000	3,013,782
1.50%, 05/28/17	2,038,000	2,027,287
United Technologies Corp., 0.73%, 06/01/15(a)	200,000	200,309

		5,241,378

Airlines 0.8%
Continental Airlines Pass Through Trust, Series 2010-A, Class A, 4.75%, 01/12/21	1,079,035	1,149,172
Delta Air Lines Pass Through Trust, Series 2011-1, 5.30%, 04/15/19	1,847,652	2,013,941
Series 2012-1, Class A, 4.75%, 05/07/20	864,835	934,022

		4,097,135

Auto Components 0.7%
Johnson Controls, Inc., 1.40%, 11/02/17	3,750,000	3,733,703

Automobiles 4.4%
Ford Motor Credit Co. LLC, 2.75%, 05/15/15	200,000	201,137
1.68%, 09/08/17	7,400,000	7,396,567
General Motors Co., 3.50%, 10/02/18	4,935,000	5,095,388
Nissan Motor Acceptance Corp., 0.78%, 03/03/17(a)(b)	4,400,000	4,399,936
PACCAR Financial Corp., 1.05%, 06/05/15	250,000	250,571
0.80%, 02/08/16	1,210,000	1,213,997
1.40%, 11/17/17	3,000,000	3,013,735

		21,571,331

Banks 18.2%
Bank of America Corp., 1.29%, 01/15/19(a)	7,550,000	7,594,237
Bank of Montreal, 2.38%, 01/25/19	1,000,000	1,025,891
Bank of New York Mellon Corp. (The), 2.50%, 01/15/16	445,000	453,263
1.35%, 03/06/18	2,500,000	2,498,376
Bank of Nova Scotia, 1.30%, 07/21/17	4,250,000	4,264,563
BB&T Corp., 2.15%, 03/22/17	6,500,000	6,630,723
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16	5,035,000	5,085,350
Capital One Financial Corp., 1.00%, 11/06/15	2,500,000	2,503,149
Capital One NA, 1.50%, 09/05/17	6,000,000	5,992,075
Citigroup, Inc., 1.75%, 05/01/18	5,500,000	5,497,974
Fifth Third Bank, 1.45%, 02/28/18	5,000,000	4,993,797
JPMorgan Chase & Co., 3.15%, 07/05/16	7,000,000	7,208,328
KeyBank NA, 0.72%, 11/25/16(a)	4,750,000	4,762,057
PNC Bank NA, 1.50%, 10/18/17	7,000,000	7,064,625
Royal Bank of Canada, 1.15%, 03/13/15	200,000	200,159
1.25%, 06/16/17	2,000,000	2,001,924
0.77%, 03/15/19(a)	7,260,000	7,295,668
US Bank NA, 0.48%, 01/30/17(a)	200,000	199,961
1.35%, 01/26/18	2,500,000	2,506,872
Wells Fargo & Co., 1.17%, 06/26/15(a)	200,000	200,552
1.40%, 09/08/17	8,100,000	8,130,453
1.50%, 01/16/18	3,750,000	3,760,636

		89,870,633

Beverages 2.2%
Anheuser-Busch InBev Worldwide, Inc., 3.63%, 04/15/15	350,000	352,238

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc., (continued)
1.38%, 07/15/17	$6,500,000	$6,558,435
Heineken NV, 0.80%, 10/01/15(b)	4,000,000	4,004,428

		10,915,101

Biotechnology 0.3%
Gilead Sciences, Inc., 3.05%, 12/01/16	1,500,000	1,558,730

Capital Markets 0.0%†
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13*	500,000	75,000

Chemicals 2.3%
Dow Chemical Co. (The), 2.50%, 02/15/16	1,000,000	1,017,804
Ecolab, Inc., 1.00%, 08/09/15	1,433,000	1,435,817
3.00%, 12/08/16	3,825,000	3,961,425
1.55%, 01/12/18	4,725,000	4,732,917

		11,147,963

Consumer Finance 0.8%
American Express Credit Corp., 1.75%, 06/12/15	2,590,000	2,601,600
Capital One Bank USA NA, 1.30%, 06/05/17	1,250,000	1,245,355

		3,846,955

Containers & Packaging 1.2%
Ball Corp., 6.75%, 09/15/20	5,800,000	6,032,000

Diversified Financial Services 1.7%
General Electric Capital Corp., 0.84%, 12/11/15(a)	495,000	497,120
2.30%, 04/27/17	3,750,000	3,854,546
KE Export Leasing LLC, Series 2011-II, 0.49%, 05/19/24(a)	2,278,144	2,276,171
Series 2013-A, 0.47%, 02/28/25(a)	1,724,010	1,719,122

		8,346,959

Diversified Telecommunication Services 2.5%
AT&T, Inc., 1.40%, 12/01/17	5,000,000	4,985,897
Verizon Communications, Inc., 1.35%, 06/09/17	2,500,000	2,497,563
1.99%, 09/14/18(a)	250,000	260,993
1.01%, 06/17/19(a)	4,500,000	4,542,960

		12,287,413

Electric Utilities 0.8%
Georgia Power Co., 0.63%, 08/15/16(a)	200,000	199,844
Hydro Quebec, 2.00%, 06/30/16	3,500,000	3,571,400

		3,771,244

Food & Staples Retailing 1.8%
Walgreen Co., 1.80%, 09/15/17	7,025,000	7,101,877
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	1,800,000	1,816,052

		8,917,929

Food Products 1.5%
Wm Wrigley Jr Co., 2.00%, 10/20/17(b)	3,500,000	3,554,509
WM Wrigley Jr Co., 1.40%, 10/21/16(b)	3,750,000	3,766,347

		7,320,856

Gas Utilities 1.7%
El Paso Natural Gas Co. LLC, 5.95%, 04/15/17	3,345,000	3,598,126
Enterprise Products Operating LLC, 3.70%, 06/01/15	1,500,000	1,513,170
1.25%, 08/13/15	275,000	275,545
3.20%, 02/01/16	2,500,000	2,554,833
Kinder Morgan Energy Partners LP, 5.63%, 02/15/15	325,000	325,488
3.50%, 03/01/16	235,000	240,519

		8,507,681

Health Care Providers & Services 3.0%
Baxter International, Inc., 0.95%, 06/01/16	2,125,000	2,130,529
Becton Dickinson and Co., 1.80%, 12/15/17	3,215,000	3,246,240
McKesson Corp., 0.64%, 09/10/15(a)	2,500,000	2,501,624
0.95%, 12/04/15	150,000	150,394
1.29%, 03/10/17	5,000,000	5,013,417
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,700,000	1,704,000

		14,746,204

Household Durables 0.4%
Whirlpool Corp., 1.35%, 03/01/17	2,050,000	2,053,672

Insurance 1.9%
American International Group, Inc., 5.05%, 10/01/15	7,235,000	7,436,862
Berkshire Hathaway Finance Corp., 1.60%, 05/15/17	1,800,000	1,828,693

		9,265,555

Machinery 1.4%
Caterpillar Financial Services Corp., 1.35%, 09/06/16	1,750,000	1,768,992
1.25%, 08/18/17	5,000,000	5,022,210

		6,791,202

Media 0.3%
Time Warner Cable, Inc., 3.50%, 02/01/15	1,500,000	1,499,991
Time Warner, Inc., 3.15%, 07/15/15	200,000	202,368

		1,702,359

Metals & Mining 0.5%
Rio Tinto Alcan, Inc., 5.00%, 06/01/15	200,000	202,868
Rio Tinto Finance USA PLC, 1.13%, 03/20/15	225,000	225,120

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining (continued)
Rio Tinto Finance USA PLC (continued)
1.63%, 08/21/17	$1,950,000	$1,955,522

		2,383,510

Multiline Retail 0.4%
Macy’s Retail Holdings, Inc., 7.45%, 07/15/17	1,750,000	1,993,251

Oil, Gas & Consumable Fuels 2.8%
BP Capital Markets PLC, 1.38%, 11/06/17	750,000	747,632
0.88%, 09/26/18(a)	5,700,000	5,685,763
Ensco PLC, 3.25%, 03/15/16	5,125,000	5,212,101
Petrobras Global Finance BV, 3.25%, 03/17/17	2,300,000	2,124,309

		13,769,805

Pharmaceuticals 4.0%
AbbVie, Inc., 1.20%, 11/06/15	3,165,000	3,174,697
Actavis Funding SCS, 1.30%, 06/15/17	2,810,000	2,779,692
Bayer US Finance LLC, 1.50%, 10/06/17(b)	2,000,000	2,012,977
Mylan, Inc., 7.88%, 07/15/20(b)	8,250,000	8,786,250
Pfizer, Inc., 0.90%, 01/15/17	3,000,000	3,009,136
0.54%, 06/15/18(a)	200,000	200,200

		19,962,952

Road & Rail 1.2%
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2004-1, 4.58%, 01/15/21	930,205	986,017
United Rentals North America, Inc., 5.75%, 07/15/18	5,017,000	5,192,595

		6,178,612

Technology Hardware, Storage & Peripherals 0.7%
Hewlett-Packard Co., 3.00%, 09/15/16	3,150,000	3,245,346

Total Corporate Bonds (cost $289,596,469)		289,334,479

Sovereign Bond 0.4%

	Principal Amount	Market Value
CANADA 0.4%
Province of Ontario Canada, 1.00%, 07/22/16	2,000,000	2,010,537

Total Sovereign Bond (cost $2,008,695)		2,010,537

U.S. Government Mortgage Backed Agencies 10.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G11038 5.50%, 07/01/15	31	31
Pool# E85741 6.00%, 10/01/16	16,647	17,263
Pool# E01136 5.50%, 03/01/17	14,767	15,359
Pool# E89121 6.00%, 04/01/17	52,547	55,014
Pool# E92833 5.50%, 12/01/17	1,631	1,715
Pool# E01311 5.50%, 02/01/18	25,089	26,457
Pool# E01488 5.00%, 10/01/18	78,574	82,878
Pool# E01497 5.50%, 11/01/18	3,153	3,362
Pool# G11712 4.50%, 07/01/20	312,820	332,658
Pool# G18065 5.00%, 07/01/20	36,790	39,391
Pool# G11723 5.50%, 07/01/20	83,301	90,209
Pool# G14780 2.50%, 07/01/23	3,926,702	4,065,210
Pool# G14899 3.00%, 11/01/23	829,531	873,405
Pool# G13746 4.50%, 01/01/25	480,318	516,267
Pool# J11719 4.00%, 02/01/25	163,117	173,981
Pool# G13888 5.00%, 06/01/25	157,911	171,924
Pool# J12604 4.00%, 07/01/25	441,337	470,730
Pool# J12635 4.00%, 07/01/25	432,047	460,822
Pool# G13908 4.00%, 10/01/25	111,956	119,412
Pool# J13543 3.50%, 11/01/25	211,982	225,487
Pool# J13795 3.50%, 12/01/25	418,006	444,638
Pool# J14965 3.50%, 04/01/26	142,458	151,535
Pool# E03083 3.50%, 03/01/27	664,224	711,109
Pool# J19197 3.00%, 05/01/27	927,938	978,467
Pool# G18437 3.00%, 06/01/27	978,167	1,031,431
Pool# C00748 6.00%, 04/01/29	29,611	33,970
Pool# C01418 5.50%, 10/01/32	180,862	203,078
Pool# G01740 5.50%, 12/01/34	102,087	114,884

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G04342 6.00%, 04/01/38	$129,599	$144,614
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 972136 2.37%, 01/01/34(a)	167,523	178,824
Pool# 848191 2.35%, 12/01/34(a)	883,567	941,860
Pool# 1B2139 2.53%, 03/01/35(a)	115,681	123,719
Pool# 1B2446 2.37%, 11/01/35(a)	797,167	850,666
Pool# 848621 2.45%, 09/01/36(a)	771,370	826,928
Pool# 848251 2.44%, 10/01/36(a)	1,032,737	1,107,120
Pool# 848134 2.25%, 06/01/39(a)	122,676	130,743
Federal National Mortgage Association Pool
Pool# 253752 6.00%, 04/01/16	16,614	17,027
Pool# 535846 6.00%, 04/01/16	32,732	33,546
Pool# 357119 6.00%, 05/01/16	46,705	47,958
Pool# 555569 6.00%, 05/01/16	2,655	2,726
Pool# 545015 6.00%, 06/01/16	1,821	1,870
Pool# 545019 6.50%, 06/01/16	4,472	4,603
Pool# 253880 6.50%, 07/01/16	4,144	4,283
Pool# 253883 6.00%, 08/01/16	3,974	4,096
Pool# 254003 6.00%, 10/01/16	12,091	12,508
Pool# 545299 6.50%, 11/01/16	4,320	4,483
Pool# 254088 5.50%, 12/01/16	5,680	5,877
Pool# 254140 5.50%, 01/01/17	42,521	44,064
Pool# 254142 6.50%, 01/01/17	5,178	5,402
Pool# 545449 6.50%, 02/01/17	1,849	1,922
Pool# 254261 6.50%, 04/01/17	9,054	9,497
Pool# 254373 6.50%, 07/01/17	9,199	9,679
Pool# 254442 5.50%, 09/01/17	82,199	86,200
Pool# 545899 5.50%, 09/01/17	7,382	7,709
Pool# 254473 5.50%, 10/01/17	12,701	13,320
Pool# 555013 5.50%, 11/01/17	20,370	21,332
Pool# 668358 5.50%, 12/01/17	11,945	12,536
Pool# 685185 5.50%, 02/01/18	1,731	1,823
Pool# 555384 5.50%, 04/01/18	3,939	4,155
Pool# 725135 6.00%, 05/01/18	35,032	36,482
Pool# 555918 5.50%, 10/01/18	4,061	4,267
Pool# 735930 5.50%, 12/01/18	133,277	139,372
Pool# MA0517 4.00%, 09/01/20	536,663	569,966
Pool# AB4251 2.50%, 01/01/22	244,283	254,388
Pool# MA0979 3.00%, 02/01/22	484,113	509,642
Pool# 981257 5.00%, 05/01/23	365,972	398,454
Pool# MA1519 3.00%, 07/01/23	3,693,265	3,888,027
Pool# MA1577 2.50%, 09/01/23	2,942,242	3,062,115
Pool# AL5434 2.50%, 03/01/24	4,413,357	4,595,925
Pool# MA1892 3.00%, 05/01/24	8,793,338	9,279,033
Pool# 931892 4.50%, 09/01/24	1,419,440	1,527,561
Pool# AL0802 4.50%, 04/01/25	376,896	405,958
Pool# AE3066 3.50%, 09/01/25	982,522	1,044,428
Pool# AE5487 3.50%, 10/01/25	175,736	186,808
Pool# 255894 5.00%, 10/01/25	160,534	177,371
Pool# AH0969 3.50%, 12/01/25	546,202	580,616
Pool# AB2130 3.50%, 01/01/26	156,140	165,978
Pool# AB2518 4.00%, 03/01/26	242,427	259,103
Pool# AH9377 3.50%, 04/01/26	323,990	344,403
Pool# AI2067 3.50%, 05/01/26	1,646,545	1,750,291
Pool# AB3298 3.50%, 07/01/26	326,806	347,397
Pool# AB4998 3.00%, 04/01/27	1,553,792	1,636,216

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 53839 2.00%, 08/01/27(a)	$12,224	$12,575
Pool# AP4568 2.50%, 09/01/27	721,628	750,577
Pool# MA1174 3.00%, 09/01/27	235,561	247,983
Pool# 190307 8.00%, 06/01/30	2,094	2,564
Pool# 253516 8.00%, 11/01/30	1,425	1,740
Pool# 737253 2.14%, 09/01/33(a)	66,037	69,867
Pool# 725726 2.17%, 06/01/34(a)	642,984	681,701
Pool# 725773 5.50%, 09/01/34	223,335	251,592
Pool# 815323 1.91%, 01/01/35(a)	332,225	349,572
Pool# 811773 5.50%, 01/01/35	183,617	207,193
Pool# AL1009 2.27%, 09/01/35(a)	949,071	998,195
Pool# 829431 2.22%, 01/01/36(a)	473,287	502,008
Government National Mortgage Association I Pool Pool# 723371, 4.50%, 11/15/24	368,138	396,453
Government National Mortgage Association II Pool Pool# G2 5080, 4.00%, 06/20/26	327,747	349,434

Total U.S. Government Mortgage Backed Agencies (cost $51,169,608)		52,057,032

U.S. Treasury Note 3.0%

	Principal Amount	Market Value
U.S. Treasury Notes, 0.50%, 07/31/17	15,000,000	14,948,437

Total U.S. Treasury Note (cost $14,836,075)		14,948,437

Yankee Dollar 0.1%

	Principal Amount	Market Value
Road & Rail 0.1%
Canadian National Railway Co., 5.80%, 06/01/16	450,000	481,323

Total Yankee Dollar (cost $472,994)		481,323

Total Investments (cost $486,317,634) (c) — 98.6%		486,822,208
Other assets in excess of liabilities — 1.4%		6,848,457

NET ASSETS — 100.0%		$493,670,665

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2015. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2015 was $56,121,219 which represents 11.37% of net assets.
(c)	At January 31, 2015, the tax basis cost of the Fund’s investments was $486,317,634, tax unrealized appreciation and depreciation were $2,283,229 and $(1,778,655), respectively.
†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services
BV	Private Limited Liability Company
FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark Short Term Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds 96.9%

	Principal Amount	Market Value
Guam 2.7%
Guam Government Business Privilege, Special Tax Revenue Series A, 5.00%, 01/01/19	$750,000	$853,537
Series A, 5.00%, 01/01/22	500,000	592,215
Guam Power Authority Revenue, Refunding, RB, AGM Insured Series A, 5.00%, 10/01/19	515,000	602,318
Series A, 5.00%, 10/01/22	870,000	1,065,437

		3,113,507

Massachusetts 1.0%
Massachusetts State, Housing Finance Agency, Multi-Family, ETM, RB, Series A, 7.00%, 04/01/21	910,000	1,154,308

Puerto Rico 5.9%
Puerto Rico Public Buildings Authority Revenue, Guaranteed, Government Facilities, Refunding, RB, Series U, 5.00%, 07/01/20	1,000,000	765,170
Puerto Rico Public Buildings Authority Revenue, Guaranteed, Refunding, RB, XLCA Insured, Series L, 5.50%, 07/01/21	500,000	426,865
Puerto Rico Sales Tax Financing, Corporate Sales Tax Revenue, RB, First Sub-Series A 5.75%, 08/01/37	1,400,000	1,042,272
6.38%, 08/01/39	3,000,000	2,332,440
6.00%, 08/01/42	1,000,000	742,330
6.50%, 08/01/44	2,000,000	1,543,760

		6,852,837

Wisconsin 87.3%
Appleton Redevelopment Authority, Room Tax, Fox Cities Performing Arts, Refunding, RB 2.20%, 09/01/18	355,000	359,118
2.40%, 09/01/19	290,000	294,327
2.60%, 09/01/20	355,000	360,705
Beloit, Community Development Authority, Lease Revenue, RB 4.70%, 03/01/21	345,000	372,907
4.75%, 03/01/22	300,000	323,262
Beloit, Community Development Authority, Redevelopment Lease Revenue, RB, Series A, 1.82%, 06/01/18	475,000	478,581
Burlington, Community Development Authority, Lease Revenue, Refunding, RB 4.00%, 04/01/16	200,000	201,214
4.10%, 04/01/17	750,000	754,275
Cudahy, Community Development Authority, Redevelopment Lease Revenue, Refunding, RB Series A, 1.20%, 06/01/17	500,000	502,340
4.25%, 06/01/17	500,000	518,665
Series A, 1.50%, 06/01/18	400,000	401,708
Series A, 1.75%, 06/01/19	300,000	301,215
Series A, 1.95%, 06/01/19	145,000	147,532
Series A, 2.20%, 06/01/20	250,000	257,077
Series A, 2.40%, 06/01/21	360,000	369,785
Series A, 2.60%, 06/01/22	245,000	251,877
Glendale, Community Development Authority, Lease Revenue, Bayshore, Refunding, RB, Series A, 4.75%, 10/01/27	1,000,000	1,014,910
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.6, Refunding, RB, Series A, 4.00%, 10/01/15	150,000	153,544
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB Series B, 3.85%, 09/01/20	2,250,000	2,420,527
2.60%, 09/01/21	3,250,000	3,372,102
2.75%, 09/01/22	2,750,000	2,860,908
Green Bay, Redevelopment Authority, Development Revenue, Bellin Memorial Hospital, RB 6.00%, 12/01/29	1,000,000	1,142,990
6.15%, 12/01/32	1,000,000	1,148,880
Green Bay, Redevelopment Authority, Lease Revenue, Convention Center Project, Refunding, Special Tax Revenue 4.20%, 06/01/25	1,000,000	1,028,800
4.30%, 06/01/29	1,000,000	1,024,300
Johnson Creek, Community Development Authority, Lease Revenue, Tax Increment District No. 3, Refunding, RB 2.65%, 12/01/24	350,000	335,902
2.80%, 12/01/25	200,000	192,086
2.90%, 12/01/26	200,000	192,500
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB 5.00%, 10/01/22	1,065,000	1,252,610
5.00%, 10/01/27	925,000	1,080,224
5.00%, 10/01/28	250,000	291,988
5.00%, 10/01/34	4,500,000	5,239,665
Milwaukee, Redevelopment Authority Revenue, Milwaukee Public Schools, Refunding, RB Series A, 5.00%, 08/01/17	1,000,000	1,100,890
Series A, 5.00%, 08/01/18	1,000,000	1,132,720

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
Wisconsin (continued)
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured 2.75%, 04/01/21	$1,080,000	$1,145,502
3.00%, 04/01/22	375,000	402,401
3.20%, 04/01/23	1,000,000	1,072,520
3.75%, 04/01/28	950,000	1,005,062
4.10%, 04/01/32	2,500,000	2,700,925
Milwaukee, Redevelopment Authority Revenue, Summerfest Project, RB 4.50%, 08/01/23	110,000	121,445
4.70%, 08/01/25	110,000	121,190
5.00%, 08/01/30	2,000,000	2,206,300
Milwaukee, Redevelopment Authority, Lease Revenue, Milwaukee Public Schools, Congress, RB, Series A, 4.60%, 08/01/22	500,000	507,090
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 02/15/39	2,850,000	3,232,812
Neenah, Community Development Authority, Lease Revenue, RB, Series A, 4.75%, 12/01/32	400,000	443,996
Neenah, Community Development Authority, Lease Revenue, Refunding, RB 4.00%, 12/01/26	500,000	569,100
4.10%, 12/01/27	1,000,000	1,142,040
4.20%, 12/01/28	500,000	571,660
Osceola, Redevelopment Authority, Lease Revenue, Refunding, RB, Series A, 1.90%, 12/01/15	175,000	176,531
Platteville, Redevelopment Authority, Real Estate Foundation Project, RB, Series A, 5.00%, 07/01/42	1,000,000	1,065,600
Southeast Wisconsin Professional Baseball Park District, ETM, COP, NATL-RE Insured 0.00%, 12/15/15	970,000	968,235
0.00%, 12/15/17	1,000,000	976,970
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, NATL-RE Insured Series A, 5.50%, 12/15/18	250,000	293,227
Series A, 5.50%, 12/15/19	2,200,000	2,655,642
Series A, 5.50%, 12/15/20	1,000,000	1,239,090
Series A, 5.50%, 12/15/21	1,500,000	1,893,555
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured Series A, 5.50%, 12/15/23	1,025,000	1,303,380
Series A, 5.50%, 12/15/26	4,510,000	5,701,903
Sun Prairie, Community Development Authority, Lease Revenue, Tax Incremental District No. 8, Prerefunded Balance, RB 4.30%, 08/01/21	975,000	995,251
4.35%, 08/01/22	975,000	995,494
Sun Prairie, Community Development Authority, Tax Incremental District No. 8, Refunding, RB Series A, 1.85%, 08/01/21	1,025,000	1,044,906
Series A, 2.05%, 08/01/22	750,000	768,600
Series A, 2.25%, 08/01/23	500,000	512,640
Series A, 2.40%, 08/01/24	250,000	256,120
Waukesha, Redevelopment Authority, Weldall Manufacturing Inc. Project, RB 4.20%, 12/01/24	150,000	165,059
4.50%, 12/01/30	1,200,000	1,318,380
West Bend, Redevelopment Authority, Lease Revenue, Prerefunded Balance, RB 4.50%, 10/01/23	250,000	257,265
4.55%, 10/01/24	250,000	257,347
4.60%, 10/01/25	150,000	154,460
4.65%, 10/01/28	250,000	257,515
Weston, Community Development Authority, Lease Revenue, RB Series A, 4.10%, 10/01/16	500,000	501,475
Series A, 4.25%, 10/01/17	200,000	200,572
Series A, 4.35%, 10/01/18	500,000	501,045
Series A, 4.40%, 10/01/18	500,000	501,405
Series A, 4.45%, 10/01/19	500,000	501,040
Series A, 5.25%, 10/01/20	445,000	446,370
Series A, 4.50%, 10/01/21	100,000	105,895
Series A, 4.70%, 10/01/21	1,230,000	1,233,186
Series B, 4.75%, 10/01/22	130,000	130,451
Series B, 4.75%, 10/01/23	140,000	140,473
Series A, 4.63%, 10/01/25	825,000	866,209
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB Series A, 5.00%, 12/15/29	750,000	859,583
Series A, 5.00%, 12/15/32	1,000,000	1,135,560
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB, AGM Insured, Series 1999, 5.25%, 12/15/23	2,585,000	3,089,980
Wisconsin Center District, Senior Dedicated Tax Revenue, RB, NATL- RE Insured, Series A, 0.00%, 12/15/26	2,500,000	1,772,350
Wisconsin Dells, Community Development Authority, Lease Revenue, Prerefunded Balance, RB 5.00%, 03/01/22	1,500,000	1,576,455
4.60%, 03/01/25	1,200,000	1,204,632

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
Wisconsin (continued)
Wisconsin Dells, Community Development Authority, Lease Revenue, RB Series A, 4.30%, 03/01/22	$225,000	$233,663
Series A, 4.45%, 03/01/25	300,000	311,031
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital Inc., RB, Series B, 4.40%, 07/01/38	3,000,000	3,100,140
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, 6.10%, 06/01/21	680,000	750,992
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, NATL-RE Insured, 6.10%, 06/01/21	670,000	739,948
Wisconsin Housing & Economic Development Authority, Housing Revenue, RB Series E, 4.70%, 11/01/25	275,000	276,303
Series B, 4.30%, 05/01/27	1,000,000	1,018,160
Series E, 4.90%, 11/01/35	1,650,000	1,656,617
Series B, 4.40%, 05/01/37	500,000	506,980
Wisconsin Housing & Economic Development Authority, Housing Revenue, Refunding, RB Series A, 4.10%, 11/01/19	465,000	520,088
Series A, 4.88%, 11/01/25	2,160,000	2,372,069
Series A, 5.38%, 11/01/30	2,075,000	2,237,369
Wisconsin Housing & Economic Development Authority, Multifamily Housing, RB Series B, 2.00%, 04/01/19	150,000	154,311
Series B, 2.40%, 04/01/20	100,000	104,801
Series B, 2.80%, 04/01/21	150,000	159,582
Series B, 3.10%, 04/01/22	100,000	107,765
Series B, 3.45%, 04/01/24	100,000	110,053
Series B, 3.80%, 04/01/26	285,000	312,850
Series B, 4.30%, 04/01/30	115,000	127,870
Series A, 3.65%, 12/01/34	900,000	919,089
Series A, 4.25%, 12/01/35	1,500,000	1,551,330

		101,417,039

Total Municipal Bonds (cost $107,810,052)		112,537,691

Mutual Fund 2.1%

	Shares	Market Value
Money Market Fund 2.1%
Invesco Tax Free Cash Reserve Portfolio - Institutional Shares, 0.01%(a)	2,442,039	2,442,039

Total Mutual Fund (cost $2,442,039)		2,442,039

Total Investments (cost $110,252,091) (b) — 99.0%		114,979,730
Other assets in excess of liabilities — 1.0%		1,201,751

NET ASSETS — 100.0%		$116,181,481

(a)	Represents 7-day effective yield as of January 31, 2015.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $110,252,091, tax unrealized appreciation and depreciation were $7,071,998 and $(2,344,359), respectively.
(c)	The following entity has either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At October 31, 2014, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 9.64% and 15.26%, respectively.

AGM	Assured Guaranty Municipal Corporation
COP	Certificates of Participation
ETM	Escrowed to Maturity
NATL	National Public Finance Guarantee Corporation
RB	Revenue Bond
RE	Reinsured
XLCA	XL Capital Assurance

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$112,537,691	$—	$112,537,691
Mutual Fund	2,442,039	—	—	2,442,039

Total	$2,442,039	$112,537,691	$—	$114,979,730

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2015 (Unaudited)
Nationwide Inflation-Protected Securities Fund

U.S. Treasury Bonds 33.9%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds 2.38%, 01/15/25(a)	$21,300,000	$32,834,879
1.75%, 01/15/28(a)	4,800,000	6,420,984
3.63%, 04/15/28(a)	5,350,000	11,201,999
2.50%, 01/15/29(a)	4,750,000	6,787,046
3.88%, 04/15/29(a)	3,300,000	7,081,788
3.38%, 04/15/32(a)	6,550,000	13,015,649
2.13%, 02/15/41(a)	9,550,000	14,406,409
0.75%, 02/15/42(a)	11,500,000	12,643,995

Total U.S. Treasury Bonds (cost $102,864,032)		104,392,749

U.S. Treasury Notes 66.1%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 0.13%, 04/15/16(a)	14,600,000	15,668,768
0.13%, 04/15/17(a)	33,075,000	34,834,385
0.13%, 04/15/18(a)	37,000,000	38,424,873
1.38%, 01/15/20(a)	16,400,000	19,389,961
1.13%, 01/15/21(a)	29,000,000	33,698,371
0.63%, 07/15/21(a)	13,800,000	15,220,594
0.13%, 01/15/22(a)	21,000,000	22,229,160
0.13%, 07/15/22(a)	20,000,000	20,894,411
0.63%, 01/15/24(a)	2,750,000	2,932,412

Total U.S. Treasury Notes (cost $204,506,616)		203,292,935

Total Investments (cost $307,370,648) (b) — 100.0%		307,685,684
Other assets in excess of liabilities — 0.0%†		141,934

NET ASSETS — 100.0%		$307,827,618

(a)	Principal amounts are not adjusted for inflation.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $307,370,648, tax unrealized appreciation and depreciation were $4,943,881 and $(4,628,845), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Inflation-Protected Securities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 2 inputs

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Money Market Fund

Asset-Backed Securities 2.8%

	Principal Amount	Market Value
Finance-Automotive 0.6%
Enterprise Fleet Financing LLC, Series 2014-2, Class A1, 0.25%, 08/20/15(a)	$2,280,770	$2,280,770
Santander Drive Auto Receivables Trust, Series 2014-5, Class A1, 0.27%, 12/15/15	3,379,147	3,379,147

		5,659,917

Finance-Equipment 0.2%
Macquarie Equipment Funding Trust, Series 2014-A, Class A1, 0.26%, 09/21/15(a)	2,510,520	2,510,520

Finance-Retail 2.0%
Firstmac Mortgage Funding Trust No. 4, Series 1A-2014, Class A2A, 0.52%, 06/26/15(a)(b)	18,000,000	18,003,377
Fosse Master Issuer PLC, Series 2014-1, Class A1, 0.29%, 04/18/15(a)(b)	2,500,000	2,500,000

		20,503,377

Total Asset-Backed Securities (cost $28,673,814)		28,673,814

Certificates of Deposit 3.5%

	Principal Amount	Market Value
Banking 3.5%
Bank of Montreal, 0.38%, 07/10/15(b)	13,000,000	13,000,000
Bank of Nova Scotia, Toronto, 0.25%, 03/03/15	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.15%, 02/11/15	2,000,000	2,000,000
State Street Bank and Trust Co., 0.25%, 06/15/15(b)	5,000,000	5,000,000
Toronto Dominion Bank, 0.26%, 09/04/15(b)	10,000,000	10,000,000

		35,000,000

Total Certificates of Deposit (cost $35,000,000)		35,000,000

Commercial Paper 60.3%

	Principal Amount	Market Value
Aerospace 1.0%
Honeywell International, Inc., 0.24%, 07/29/15(a)	10,000,000	9,988,133

Banking 8.0%
Bank of Nova Scotia, Toronto, 0.28%, 07/27/15(a)	5,000,000	4,993,156
Bedford Row Funding Corp. 0.30%, 06/01/15(a)	5,000,000	4,995,000
0.27%, 06/23/15(a)	1,000,000	998,935
0.28%, 09/18/15(a)(b)	20,000,000	20,000,000
LMA-Americas LLC, 0.25%, 04/08/15(a)	15,000,000	14,993,125
Manhattan Asset Funding Co. LLC, 0.21%, 03/17/15(a)	10,000,000	9,997,433
Nationwide Building Society, 0.24%, 03/13/15(a)	25,000,000	24,993,333

		80,970,982

Consumer Products 2.3%
Unilever NV 0.17%, 02/03/15	20,000,000	19,999,811
0.17%, 02/05/15	3,000,000	2,999,944

		22,999,755

Electric Power 2.7%
Electricite de France SA 0.17%, 04/01/15(a)	18,000,000	17,994,985
0.19%, 05/06/15(a)	10,000,000	9,995,170

		27,990,155

Finance-Automotive 1.5%
Toyota Motor Credit Corp., 0.23%, 06/16/15(b)	15,000,000	15,000,000

Finance-Commercial 14.7%
Alpine Securitization Corp., 0.23%, 02/20/15(a)	3,000,000	2,999,636
Atlantic Asset Securitization LLC, 0.22%, 04/14/15(a)	10,000,000	9,995,600
CIESCO LLC 0.24%, 02/04/15(a)	18,000,000	17,999,640
0.23%, 05/01/15(a)	17,000,000	16,990,334
0.25%, 05/07/15(a)	2,000,000	1,998,680
Fairway Finance Co. LLC 0.21%, 02/04/15(b)	22,100,000	22,100,000
0.21%, 03/24/15(a)(b)	17,000,000	17,000,000
0.17%, 06/22/15(a)	10,000,000	9,999,612
Sheffield Receivables Co. LLC 0.22%, 02/26/15(a)	25,000,000	24,996,180
0.22%, 03/16/15(a)	5,000,000	4,998,686
0.24%, 04/24/15(a)	20,000,000	19,989,067

		149,067,435

Finance-Retail 14.1%
Barton Capital LLC 0.25%, 03/09/15(a)	9,000,000	8,997,750
0.26%, 03/25/15(a)	10,650,000	10,646,000
0.20%, 04/14/15(a)	3,000,000	2,998,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Money Market Fund

Commercial Paper (continued)

	Principal Amount	Market Value
Finance-Retail (continued)
CAFCO LLC 0.24%, 02/10/15(a)	$7,000,000	$6,999,580
0.20%, 03/26/15(a)	13,000,000	12,996,172
Chariot Funding LLC 0.21%, 02/23/15(a)	7,000,000	6,999,102
0.25%, 03/03/15(a)	10,000,000	9,997,917
0.27%, 07/06/15(a)	9,000,000	8,989,537
0.27%, 07/08/15(a)	5,000,000	4,994,113
0.27%, 08/03/15(a)	10,000,000	9,986,275
0.27%, 08/18/15(a)	3,000,000	2,995,545
Jupiter Securitization Co. LLC 0.26%, 02/05/15(a)	10,000,000	9,999,711
0.21%, 05/04/15(a)	10,000,000	9,994,634
0.28%, 08/28/15(a)	19,000,000	18,969,262
Salisbury Receivables Co. LLC 0.21%, 02/10/15(a)	5,000,000	4,999,737
0.22%, 02/12/15(a)	10,000,000	9,999,328
Starbird Funding Corp., 0.23%, 02/12/15(a)	2,600,000	2,599,817

		143,163,280

Food & Beverage 2.2%
Coca-Cola Co., 0.21%, 03/16/15(a)	22,700,000	22,694,306

Municipal 3.5%
Kaiser Foundation Hospital 0.16%, 02/11/15	12,595,000	12,594,440
0.16%, 03/05/15	5,000,000	4,999,298
0.18%, 03/24/15	3,000,000	2,999,235
0.25%, 04/03/15	15,000,000	14,993,646

		35,586,619

Oil & Oil Finance 2.5%
BP Capital Markets PLC, 0.15%, 02/09/15(a)	20,000,000	19,999,356
ConocoPhillips Qatar Funding Ltd., 0.17%, 02/17/15(a)	5,000,000	4,999,622

		24,998,978

Pharmaceuticals and Health Care 0.5%
Merck & Co., Inc., 0.13%, 02/13/15(a)	5,000,000	4,999,783

Sovereign 7.3%
Caisse des Depots et Consignations (CDC) 0.17%, 02/13/15(a)	11,000,000	10,999,377
0.16%, 02/24/15(a)	10,000,000	9,998,978
0.19%, 03/30/15(a)	10,000,000	9,996,991
Erste Abwicklungsanstalt 0.15%, 02/13/15(a)	12,100,000	12,099,375
0.17%, 02/27/15(a)	15,000,000	14,998,158
0.28%, 07/22/15(a)	6,000,000	5,992,020
0.28%, 07/27/15(a)	10,000,000	9,986,311

		74,071,210

Total Commercial Paper (cost $611,530,636)		611,530,636

Corporate Bonds 9.2%

	Principal Amount	Market Value
Banking 1.5%
Wells Fargo Bank, NA, 0.39%, 07/22/15(b)	15,000,000	15,000,000

Finance-Automotive 1.9%
BMW US Capital LLC 0.38%, 07/17/15(b)	10,000,000	10,000,000
0.00%, 02/05/16(b)	10,000,000	10,000,000

		20,000,000

Finance-Commercial 1.6%
General Electric Capital Corp. 4.88%, 03/04/15	380,000	381,473
0.75%, 04/13/15(b)	1,000,000	1,001,006
1.29%, 07/02/15(b)	4,140,000	4,158,014
1.63%, 07/02/15	7,000,000	7,036,304
1.00%, 07/09/15(b)	500,000	501,536
0.63%, 07/10/15(b)	2,250,000	2,253,838
1.00%, 08/11/15(b)	300,000	301,086
0.91%, 09/30/15(b)	285,000	286,185
0.45%, 01/08/16(b)	280,000	280,327

		16,199,769

Insurance 2.0%
Metropolitan Life Global Funding I, 2.50%, 09/29/15(a)	12,530,000	12,702,449
New York Life Global Funding, 0.25%, 10/29/15(a)(b)	7,500,000	7,500,000

		20,202,449

Oil & Oil Finance 0.9%
BP Capital Markets PLC, 3.88%, 03/10/15	4,700,000	4,717,531
Total Capital SA, 2.88%, 03/18/15	4,210,000	4,222,790

		8,940,321

Retail 0.5%
Wal-Mart Stores, Inc., 1.50%, 10/25/15	5,000,000	5,041,603

Sovereign 0.8%
International Bank for Reconstruction & Development, 0.30%, 10/09/15	5,000,000	5,000,000
Ontario, Province of Canada, 0.41%, 04/01/15(b)	3,095,000	3,095,798

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Money Market Fund

Corporate Bonds (continued)

		Market Value
Sovereign (continued)
		$8,095,798

Total Corporate Bonds (cost $93,479,940)		93,479,940

Municipal Bonds 8.7%

	Principal Amount

Illinois 1.7%
Illinois State, GO, 0.12%, 02/02/15(a)(b)	$17,420,000	17,420,000

New York 7.0%
BlackRock Investment Quality Municipal Trust, Inc., 0.14%, 02/02/15(a)(b)	32,100,000	32,100,000
BlackRock MuniYield Investment Quality Fund, 0.14%, 02/02/15(a)(b)	38,405,000	38,405,000

		70,505,000

Total Municipal Bonds (cost $87,925,000)		87,925,000

Mutual Funds 8.0%

	Shares	Market Value

Asset Management 8.0%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.04%(c)	57,000,000	57,000,000
Federated Prime Obligations Fund, Institutional Shares, 0.04%(c)	23,974,914	23,974,914

Total Mutual Funds (cost $80,974,914)		80,974,914

Repurchase Agreement 9.3%

	Principal Amount	Market Value
ING Financial Markets LLC, 0.06%, dated 01/30/15, due 02/02/15, repurchase price $94,028,470, collateralized by U.S. Government Agency Securities, ranging from 0.37% - 6.00%, maturing 02/25/33 - 06/25/43; total market value $96,850,005.	$94,028,000	$94,028,000

Total Repurchase Agreement (cost $94,028,000)		94,028,000

Total Investments (cost $1,031,612,304) (d) — 101.8%		1,031,612,304
Liabilities in excess of other assets — (1.8)%		(18,350,774)

NET ASSETS — 100.0%		$1,013,261,530

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2015 was $649,266,378 which represents 64.08% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2015. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of January 31, 2015.
(d)	At January 31, 2015, the tax basis cost of the Fund’s investments was $1,031,612,304, tax unrealized appreciation and depreciation were $0 and $0, respectively.

GO	General Obligation
LLC	Limited Liability Company
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$28,673,814	$—	$28,673,814
Certificates of Deposit	—	35,000,000	—	35,000,000
Commercial Paper	—	611,530,636	—	611,530,636
Corporate Bonds	—	93,479,940	—	93,479,940
Municipal Bonds	—	87,925,000	—	87,925,000
Mutual Funds	80,974,914	—	—	80,974,914
Repurchase Agreement	—	94,028,000	—	94,028,000

Total	$80,974,914	$950,637,390	$—	$1,031,612,304

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Portfolio Completion Fund

Common Stocks 12.5%

	Shares	Market Value
Real Estate Investment Trusts (REITs) 10.7%
Acadia Realty Trust	6,480	$234,511
Activia Properties, Inc.	25	223,627
Alexandria Real Estate Equities, Inc.	8,742	852,520
American Campus Communities, Inc.	13,287	584,096
American Homes 4 Rent, Class A	12,239	204,269
Apartment Investment & Management Co., Class A	17,413	694,082
Artis Real Estate Investment Trust	5,600	68,529
Ascendas Real Estate Investment Trust	274,000	497,608
Ashford Hospitality Prime, Inc.	1,582	27,147
Ashford Hospitality Trust, Inc.	7,913	83,245
Associated Estates Realty Corp.	5,833	145,300
AvalonBay Communities, Inc.	15,200	2,629,448
Befimmo SCA Sicafi	1,060	80,913
Beni Stabili SpA SIIQ	73,041	54,573
Big Yellow Group PLC	9,845	90,395
BioMed Realty Trust, Inc.	24,467	598,218
Boardwalk Real Estate Investment Trust	3,000	144,794
Boston Properties, Inc.	18,529	2,571,825
Brandywine Realty Trust	25,270	419,735
British Land Co. PLC (The)	129,064	1,608,384
Brixmor Property Group, Inc.	4,720	127,912
BWP Trust	18,008	39,807
Calloway Real Estate Investment Trust	9,400	234,723
Cambridge Industrial Trust	32,641	16,405
Camden Property Trust	10,278	791,920
Canadian Apartment Properties REIT	5,200	116,506
Canadian Real Estate Investment Trust	3,900	147,996
CapitaCommercial Trust	266,000	347,789
Capital Property Fund	170,531	217,151
CapitaMall Trust	338,000	521,410
CBL & Associates Properties, Inc.	21,637	446,155
Cedar Realty Trust, Inc.	11,852	94,342
Champion REIT	95,000	46,567
Charter Hall Retail REIT	26,426	89,890
Chartwell Retirement Residences	7,100	70,626
Cofinimmo SA	2,004	245,011
Columbia Property Trust, Inc.	13,525	330,957
Corio NV	12,803	683,269
Corporate Office Properties Trust	13,293	398,790
Cousins Properties, Inc.	23,003	253,953
CubeSmart	18,523	456,407
Daiwa Office Investment Corp.	30	174,041
DCT Industrial Trust, Inc.	9,694	366,045
DDR Corp.	35,142	688,783
Derwent London PLC	9,470	462,764
Dexus Property Group	115,766	691,363
DiamondRock Hospitality Co.	21,689	315,141
Digital Realty Trust, Inc.	16,079	1,172,802
Douglas Emmett, Inc.	15,739	448,247
Duke Realty Corp.	43,631	952,465
DuPont Fabros Technology, Inc.	7,388	275,277
EastGroup Properties, Inc.	3,537	228,632
Education Realty Trust, Inc.	4,794	165,872
Equity Commonwealth	14,419	379,941
Equity LifeStyle Properties, Inc.	8,420	460,827
Equity One, Inc.	8,726	237,696
Equity Residential	42,174	3,273,124
Essex Property Trust, Inc.	7,293	1,648,583
Eurocommercial Properties NV CVA-NL	4,968	221,121
Extra Space Storage, Inc.	13,180	869,880
Federal Realty Investment Trust	7,476	1,074,825
FelCor Lodging Trust, Inc.	12,468	124,805
First Industrial Realty Trust, Inc.	13,834	300,613
First Potomac Realty Trust	5,002	64,026
Fonciere des Regions	5,972	611,749
Fountainhead Property Trust	132,152	104,405
Franklin Street Properties Corp.	8,115	104,521
Frasers Commercial Trust	12,000	13,149
Frontier Real Estate Investment Corp.	53	241,606
Fukuoka REIT Corp.	54	108,909
Gecina SA	3,762	492,946
General Growth Properties, Inc.	73,370	2,214,307
Goodman Group	186,135	882,400
Goodman Property Trust	96,963	83,139
GPT Group (The)	189,331	663,833
Great Portland Estates PLC	50,827	599,552
Growthpoint Properties Ltd.	221,941	557,235
H&R Real Estate Investment Trust	17,080	328,239
Hammerson PLC	91,432	946,119
HCP, Inc.	54,613	2,582,649
Health Care REIT, Inc.	38,014	3,115,247
Healthcare Realty Trust, Inc.	11,626	349,826
Hersha Hospitality Trust	23,541	157,254
Highwoods Properties, Inc.	10,692	502,524
Home Properties, Inc.	5,975	421,237
Hospitality Properties Trust	18,541	604,251
Host Hotels & Resorts, Inc.	90,642	2,074,795
Hulic Reit, Inc.	61	91,392
Inland Real Estate Corp.	4,698	53,463
Intu Properties PLC	92,622	508,317
Investa Office Fund	81,490	243,710
Is Gayrimenkul Yatirim Ortakligi AS	11,626	8,619
Japan Excellent, Inc.	122	156,468
Japan Prime Realty Investment Corp.	92	321,359
Japan Real Estate Investment Corp.	151	733,618
Japan Retail Fund Investment Corp.	287	621,670
Kenedix Realty Investment Corp.	43	255,355
Keppel REIT	64,000	58,372
Kilroy Realty Corp.	10,025	743,354
Kimco Realty Corp.	49,098	1,357,560
Kite Realty Group Trust	9,674	295,637
KLCCP Stapled Group	14,900	28,338
Klepierre	11,509	541,590
Land Securities Group PLC	97,976	1,877,804
LaSalle Hotel Properties	12,969	524,726
Liberty Property Trust	19,134	771,100
Link REIT (The)	262,000	1,772,351
LTC Properties, Inc.	6,201	290,951
Macerich Co. (The)	16,693	1,435,765
Mack-Cali Realty Corp.	10,340	201,733
Mapletree Logistics Trust	134,000	118,865
Mercialys SA	2,998	72,563
Mid-America Apartment Communities, Inc.	9,109	722,526
Mori Hills REIT Investment Corp.	125	176,722
MORI TRUST Sogo Reit, Inc.	115	239,254
New York REIT, Inc.	14,824	154,614
Nippon Building Fund, Inc.	178	875,849
Nomura Real Estate Office Fund, Inc.	43	219,734
Novion Property Group	285,031	511,457
Orix JREIT, Inc.	235	352,148
Parkway Properties, Inc.	9,258	169,421
Pebblebrook Hotel Trust	8,295	385,220
Pennsylvania Real Estate Investment Trust	8,792	210,393

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Portfolio Completion Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Piedmont Office Realty Trust, Inc., Class A	16,035	$313,164
Post Properties, Inc.	6,126	372,154
Premier Investment Corp.	16	85,647
Prologis, Inc.	60,244	2,719,414
PS Business Parks, Inc.	1,546	130,034
Public Storage	16,767	3,367,484
Ramco-Gershenson Properties Trust	7,583	148,399
Regency Centers Corp.	11,923	817,441
RioCan Real Estate Investment Trust	19,700	456,416
Rouse Properties, Inc.	5,476	101,799
SA Corporate Real Estate Fund	222,799	99,678
Scentre Group*	615,747	1,809,236
Segro PLC	91,294	565,351
Senior Housing Properties Trust	22,486	523,699
Shaftesbury PLC	24,237	283,496
Simon Property Group, Inc.	36,300	7,211,358
SL Green Realty Corp.	11,542	1,454,292
Sovran Self Storage, Inc.	3,680	348,680
Starhill Global REIT	13,000	7,973
Strategic Hotels & Resorts, Inc.*	31,335	420,516
Sun Communities, Inc.	5,551	375,969
Sunstone Hotel Investors, Inc.	25,398	433,036
Suntec Real Estate Investment Trust	314,000	435,622
Tanger Factory Outlet Centers, Inc.	9,911	389,998
Taubman Centers, Inc.	7,708	631,671
Tokyu REIT, Inc.	105	139,146
Top REIT, Inc.	18	77,229
UDR, Inc.	29,809	991,447
Unibail-Rodamco SE	11,849	3,337,379
United Urban Investment Corp.	304	486,633
Universal Health Realty Income Trust	3,195	171,667
Urban Edge Properties*	10,264	243,667
Vastned Retail NV	3,099	153,644
Ventas, Inc.	34,927	2,787,524
Vornado Realty Trust	20,528	2,267,112
Washington Real Estate Investment Trust	6,967	200,023
Weingarten Realty Investors	14,778	553,879
Wereldhave NV	3,378	243,049
Westfield Corp.	222,790	1,699,479
Workspace Group PLC	8,097	95,956
WP GLIMCHER, Inc.	22,699	401,312

		104,301,261

Real Estate Management & Development 1.8%
Aeon Mall Co., Ltd.	14,830	245,846
Atrium European Real Estate Ltd.*	8,053	37,583
Ayala Land, Inc.	679,800	553,647
BR Malls Participacoes SA	55,100	312,745
Brookfield Asset Management, Inc., Class A	67,500	3,439,541
Buwog AG*	6,585	128,611
CA Immobilien Anlagen AG*	7,932	160,651
Capital & Counties Properties PLC	88,782	513,082
CapitaLand Ltd.	331,000	849,536
Castellum AB	23,796	374,176
Central Pattana PCL	158,900	216,606
Daibiru Corp.	12,300	108,222
Echo Investment SA*	18,995	33,809
Fabege AB	20,886	285,106
First Capital Realty, Inc.	5,400	82,953
Forest City Enterprises, Inc., Class A*	18,558	454,671
Global Logistic Properties Ltd.	385,000	718,330
Grainger PLC	32,930	95,731
GuocoLand Ltd.	11,000	14,604
Hang Lung Group Ltd.	88,000	418,514
Hang Lung Properties Ltd.	266,000	782,124
Heiwa Real Estate Co., Ltd.	9,300	132,344
Hongkong Land Holdings Ltd.	133,000	967,717
Hulic Co., Ltd.	33,600	305,206
Hysan Development Co., Ltd.	62,342	301,310
Immofinanz AG*	131,707	300,964
Kerry Properties Ltd.	70,000	247,350
Kungsleden AB	17,608	134,889
Mitsui Fudosan Co., Ltd.	118,000	2,983,231
NTT Urban Development Corp.	19,600	188,046
PSP Swiss Property AG*	4,276	441,378
Robinsons Land Corp.	78,000	49,094
SM Prime Holdings, Inc.	1,061,675	446,244
Swiss Prime Site AG*	6,323	548,480
Tokyu Fudosan Holdings Corp.	70,000	433,866
Wheelock & Co., Ltd.	103,000	582,753

		17,888,960

Total Common Stocks (cost $101,765,427)		122,190,221

U.S. Treasury Bonds 2.7%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds 0.63%, 02/15/43(a)	$1,677,000	1,761,539
0.75%, 02/15/42(a)	1,687,000	1,854,819
1.38%, 02/15/44(a)	1,679,000	2,089,651
1.75%, 01/15/28(a)	1,140,000	1,524,984
2.00%, 01/15/26(a)	1,458,000	2,084,944
2.13%, 02/15/40(a)	1,106,000	1,673,074
2.13%, 02/15/41(a)	1,749,000	2,638,409
2.38%, 01/15/25(a)	2,042,000	3,147,832
2.38%, 01/15/27(a)	1,202,000	1,763,841
2.50%, 01/15/29(a)	1,032,000	1,474,575
3.38%, 04/15/32(a)	365,000	725,300
3.63%, 04/15/28(a)	1,224,000	2,562,850
3.88%, 04/15/29(a)(b)	1,422,000	3,051,607

Total U.S. Treasury Bonds (cost $23,918,412)		26,353,425

U.S. Treasury Notes 5.6%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 0.13%, 04/15/16(a)(b)	2,798,000	3,002,823
0.13%, 04/15/17(a)	3,240,000	3,412,348
0.13%, 04/15/18(a)	3,646,000	3,786,408
0.13%, 04/15/19(a)	3,646,000	3,741,112
0.13%, 01/15/22(a)(b)	3,011,000	3,187,238
0.13%, 07/15/22(a)	2,990,000	3,123,714
0.13%, 01/15/23(a)	2,990,000	3,096,321
0.13%, 07/15/24(a)	2,990,000	3,014,593
0.38%, 07/15/23(a)	2,990,000	3,144,089
0.63%, 07/15/21(a)	2,613,300	2,882,317
0.63%, 01/15/24(a)	2,990,000	3,188,332
1.13%, 01/15/21(a)(b)	2,675,000	3,108,384
1.25%, 07/15/20(a)(b)	2,361,000	2,776,292
1.38%, 07/15/18(a)(b)	1,092,000	1,277,900
1.38%, 01/15/20(a)	1,384,000	1,636,323
1.63%, 01/15/18(a)	1,197,000	1,436,155
1.88%, 07/15/19(a)	1,108,000	1,352,780
2.00%, 01/15/16(a)	1,240,000	1,501,414

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Portfolio Completion Fund

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes (continued)
2.13%, 01/15/19(a)	$1,076,000	$1,302,593
2.38%, 01/15/17(a)	1,258,000	1,557,836
2.50%, 07/15/16(a)	1,458,000	1,785,348
2.63%, 07/15/17(a)	1,021,000	1,262,403

Total U.S. Treasury Notes (cost $54,001,415)		54,576,723

Commodity-Linked Notes 3.4%

	Principal Amount	Market Value
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.20% due 02/29/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index)(c)(d)(e)	350,000	350,000
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.15% due 01/19/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index)(c)(d)(e)	32,470,000	23,518,282
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.15% due 01/25/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index)(c)(d)(e)	723,000	624,962
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 01/04/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index)(c)(d)(e)	13,550,000	8,972,360

Total Commodity-Linked Notes (cost $47,093,000)		33,465,604

Mutual Fund 42.1%

	Shares	Market Value

Money Market Fund 42.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(f)	413,544,560	$413,544,560

Total Mutual Fund (cost $413,544,560)		413,544,560

Total Investments (cost $640,322,814) (g) — 66.3%		650,130,533
Other assets in excess of liabilities — 33.7%		331,186,883

NET ASSETS — 100.0%		$981,317,416

*	Denotes a non-income producing security.
(a)	Principal amounts are not adjusted for inflation.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2015. The maturity date represents the actual maturity date.
(d)	Security is linked to the Bloomberg Roll Select Commodity Total Return Index. Security does not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Bloomberg Roll Select Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.
(e)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2015 was $33,465,604 which represents 3.41% of net assets.
(f)	Represents 7-day effective yield as of January 31, 2015.
(g)	At January 31, 2015, the tax basis cost of the Fund’s investments was $640,557,148, tax unrealized appreciation and depreciation were $26,307,888 and $(16,734,503), respectively.

AB	Stock Company
AG	Stock Corporation
AS	Stock Corporation
CVA	Dutch Certificate
LIBOR	London Interbank Offered Rate
Ltd.	Limited
NA	National Association
NL	Netherlands
NV	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Portfolio Completion Fund

At January 31, 2015, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices —- sell protection1

Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of January 31, 2015[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX Emerging Markets Index Series 22	1.00%	$146,350,000	4.037%	12/20/19	$(10,443,892)	$(8,257,674)
Markit CDX North America High Yield Index Series 23	5.00%	143,790,000	3.679%	12/20/19	7,521,766	1,329,997

					$(2,922,126)	$(6,927,677)

CDX	Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Total Return Swap

Counterparty	Payments made by Fund	Payments Received by Fund	Notional Amount	Termination Date	Upfront Premium (Received)/Paid	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Three-month U.S. Dollar LIBOR	MSCI Emerging Markets Index	$107,567,248	07/06/15	$0	$574,122

					$0	$574,122

At January 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
79	Australian 10 Year Bond Future	03/16/15	$8,104,974	$413,487
90	Canadian 10 Year Bond Future	03/20/15	10,318,092	689,062
1,565	EURO-BOBL Future	03/06/15	231,472,421	2,551,088
60	Japan 10 Year Bond Treasury Future	03/11/15	75,685,941	518,763
108	Long GILT Future	03/27/15	20,149,883	1,081,195

			$345,731,311	$5,253,595

BOBL	Bundesobligationen (Federal Republic of Germany)
GILT	Government Index-Linked Treasury

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Portfolio Completion Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commodity-Linked Notes	$—	$33,465,604	$—	$33,465,604

Common Stocks
Real Estate Investment Trusts (REITs)	73,677,233	30,624,028	—	104,301,261
Real Estate Management & Development	5,252,639	12,636,321	—	17,888,960

Total Common Stocks	$78,929,872	$43,260,349	$—	$122,190,221

Swap Contracts*	—	1,904,119	—	1,904,119
Futures Contracts	5,253,595	—	—	5,253,595
Mutual Fund	413,544,560	—	—	413,544,560
U.S. Treasury Bonds	—	26,353,425	—	26,353,425
U.S. Treasury Notes	—	54,576,723	—	54,576,723

Total Assets	$497,728,027	$159,560,220	$—	$657,288,247

Liabilities:
Swap Contracts*	—	(8,257,674)	—	(8,257,674)

Total Liabilities	$—	$(8,257,674)	$—	$(8,257,674)

Total	$497,728,027	$151,302,546	$—	$649,030,573

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).

During the period ended January 31, 2015, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Portfolio Completion Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and financial futures contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended January 31, 2015. Swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to create synthetic long exposure to domestic indices and sovereign debt securities. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value.” These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the swap.

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Pricing services utilize comparisons to two valuation sources. If the valuations differ by more than 100 basis points against the notional amount, further investigation with the pricing services takes place. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2015 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash fledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations.

Total Return Swaps. The Fund entered into total return swaps to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index. Total return swaps are agreement in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.

The Fund entered into total return swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Portfolio Completion Fund

contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swaps are generally categorized as Level 2 investments within the hierarchy.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the value of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2015

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$1,329,997
Equity risk	Swap contracts, at value	574,122

Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	5,253,595

Total		$7,157,714

Liabilities:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$(8,257,674)

Total		$(8,257,674)

(a)	Swap contracts are included in the table at value, with the exceptions of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks 99.0%

	Shares	Market Value
AUSTRALIA 7.5%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	93,307	$446,196

Airlines 0.0%†
Qantas Airways Ltd.*	81,247	163,719

Banks 2.7%
Australia & New Zealand Banking Group Ltd.	391,702	9,999,169
Bank of Queensland Ltd.	47,652	461,597
Bendigo & Adelaide Bank Ltd.	60,878	630,455
Commonwealth Bank of Australia	231,123	15,981,019
National Australia Bank Ltd.	335,933	9,264,510
Westpac Banking Corp.	442,419	11,824,120

		48,160,870

Beverages 0.1%
Coca-Cola Amatil Ltd.	78,490	589,135
Treasury Wine Estates Ltd.	91,860	349,236

		938,371

Biotechnology 0.3%
CSL Ltd.	67,331	4,582,113

Capital Markets 0.1%
Macquarie Group Ltd.	41,520	1,990,121

Chemicals 0.1%
Incitec Pivot Ltd.	227,363	634,144
Orica Ltd.	56,301	790,288

		1,424,432

Commercial Services & Supplies 0.1%
Brambles Ltd.	227,744	1,865,814

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	14,708	234,055

Construction Materials 0.0%†
Boral Ltd.(a)	104,859	453,844

Containers & Packaging 0.1%
Amcor Ltd.	170,991	1,689,943

Diversified Financial Services 0.0%†
ASX Ltd.	28,964	856,051

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	618,494	3,119,678
TPG Telecom Ltd.	36,631	189,458

		3,309,136

Electric Utilities 0.0%†
AusNet Services	238,266	258,624

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	29,376	218,558

Food & Staples Retailing 0.6%
Metcash Ltd.	126,683	143,010
Wesfarmers Ltd.	159,507	5,387,810
Woolworths Ltd.	179,046	4,406,097

		9,936,917

Gas Utilities 0.1%
APA Group	153,354	966,708

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	7,953	511,167

Health Care Providers & Services 0.1%
Healthscope Ltd.*	160,524	335,762
Ramsay Health Care Ltd.	18,168	836,070
Sonic Healthcare Ltd.	51,877	757,359

		1,929,191

Hotels, Restaurants & Leisure 0.1%
Crown Resorts Ltd.	56,693	595,687
Flight Centre Travel Group Ltd.(a)	7,812	228,042
Tabcorp Holdings Ltd.	99,954	353,292
Tatts Group Ltd.	221,626	663,263

		1,840,284

Information Technology Services 0.0%†
Computershare Ltd.	67,488	606,378

Insurance 0.5%
AMP Ltd.	429,376	1,914,853
Insurance Australia Group Ltd.	339,951	1,684,029
Medibank Pvt Ltd.*	378,235	700,805
QBE Insurance Group Ltd.	193,635	1,587,397
Suncorp Group Ltd.	186,059	2,119,917

		8,007,001

Media 0.0%†
REA Group Ltd.	7,038	269,218

Metals & Mining 1.1%
Alumina Ltd.*	335,730	502,525
BHP Billiton Ltd.	456,504	10,529,150
BHP Billiton PLC	299,873	6,513,400
Fortescue Metals Group Ltd.(a)	204,746	371,265
Iluka Resources Ltd.	59,178	321,375
Newcrest Mining Ltd.*	112,293	1,212,481

		19,450,196

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	78,270	239,059

Multi-Utilities 0.1%
AGL Energy Ltd.	100,535	1,111,384

Oil, Gas & Consumable Fuels 0.3%
Caltex Australia Ltd.	18,105	468,562
Origin Energy Ltd.	160,930	1,327,966
Santos Ltd.	133,647	813,647
Woodside Petroleum Ltd.	105,287	2,796,317

		5,406,492

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Professional Services 0.0%†
ALS Ltd.	50,408	$190,336
Seek Ltd.	44,905	618,005

		808,341

Real Estate Investment Trusts (REITs) 0.6%
BGP Holdings PLC*(b)	1,554,139	0
Dexus Property Group	126,221	753,801
Federation Centres	198,807	466,300
Goodman Group	257,721	1,221,763
GPT Group (The)	254,223	891,358
Mirvac Group	525,399	785,854
Novion Property Group	330,748	593,491
Scentre Group*	760,948	2,235,877
Stockland	335,913	1,139,280
Westfield Corp.	284,461	2,169,916

		10,257,640

Real Estate Management & Development 0.1%
Lend Lease Group	82,119	1,058,484

Road & Rail 0.1%
Asciano Ltd.	149,460	695,848
Aurizon Holdings Ltd.	307,536	1,175,992

		1,871,840

Transportation Infrastructure 0.1%
Sydney Airport	152,641	589,838
Transurban Group	261,687	1,871,483

		2,461,321

		133,323,468

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG	40,702	881,166
Raiffeisen Bank International AG(a)	15,700	183,456

		1,064,622

Insurance 0.0%†
Vienna Insurance Group AG Wiener
Versicherung Gruppe	4,582	194,474

Machinery 0.1%
Andritz AG	10,232	553,873

Metals & Mining 0.0%†
Voestalpine AG	15,441	549,893

Oil, Gas & Consumable Fuels 0.0%†
OMV AG	19,520	485,284

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG*(b)	52,445	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	132,637	303,090

		3,151,236

BELGIUM 1.3%
Banks 0.1%
KBC Groep NV*	35,233	1,895,009

Beverages 0.8%
Anheuser-Busch InBev NV	114,528	13,968,541

Chemicals 0.1%
Solvay SA	8,185	1,119,025
Umicore SA	15,271	639,566

		1,758,591

Diversified Financial Services 0.0%†
Groupe Bruxelles Lambert SA	12,137	1,006,194

Diversified Telecommunication Services 0.0%†
Belgacom SA	20,924	779,299

Food & Staples Retailing 0.1%
Colruyt SA	9,237	426,040
Delhaize Group SA	14,193	1,180,665

		1,606,705

Insurance 0.1%
Ageas	32,536	1,114,158

Media 0.0%†
Telenet Group Holding NV*	6,966	387,397

Pharmaceuticals 0.1%
UCB SA	18,541	1,441,354

		23,957,248

BERMUDA 0.0%†
Energy Equipment & Services 0.0%†
Seadrill Ltd.	56,686	605,803

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	284,166	259,779

DENMARK 1.5%
Banks 0.1%
Danske Bank A/S	92,316	2,389,359

Beverages 0.1%
Carlsberg A/S, Class B	15,986	1,173,860

Chemicals 0.1%
Novozymes A/S, Class B	33,435	1,524,786

Commercial Services & Supplies 0.0%†
ISS A/S*	13,206	390,176

Diversified Telecommunication Services 0.0%†
TDC A/S	121,564	899,670

Electrical Equipment 0.1%
Vestas Wind Systems A/S*	32,200	1,251,086

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	15,971	1,258,924

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)
Health Care Equipment & Supplies (continued)
William Demant Holding A/S*	3,890	$295,316

		1,554,240

Insurance 0.0%†
Tryg A/S	2,790	326,693

Marine 0.2%
AP Moeller - Maersk A/S, Class A	530	1,037,150
AP Moeller - Maersk A/S, Class B	1,015	2,051,061

		3,088,211

Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B	285,724	12,734,921

Road & Rail 0.0%†
DSV A/S	24,111	759,442

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	17,079	1,220,936

		27,313,380

FINLAND 0.9%
Auto Components 0.0%†
Nokian Renkaat OYJ	15,662	385,991

Communications Equipment 0.2%
Nokia OYJ	531,486	4,087,418

Diversified Telecommunication Services 0.1%
Elisa OYJ	19,698	523,965

Electric Utilities 0.1%
Fortum OYJ	61,675	1,315,575

Insurance 0.2%
Sampo OYJ, Class A	63,482	3,074,556

Machinery 0.2%
Kone OYJ, Class B	45,382	2,046,828
Metso OYJ	15,487	471,196
Wartsila OYJ Abp	20,872	967,576

		3,485,600

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	16,903	470,046

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	77,766	754,519
UPM-Kymmene OYJ	78,909	1,387,014

		2,141,533

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,417	442,354

		15,927,038

FRANCE 9.5%
Aerospace & Defense 0.5%
Airbus Group NV	83,468	4,447,184
Safran SA	38,251	2,547,512
Thales SA	14,176	746,539
Zodiac Aerospace(a)	25,856	857,523

		8,598,758

Air Freight & Logistics 0.0%†
Bollore SA	72,300	311,171

Auto Components 0.2%
Cie Generale des Etablissements
Michelin	26,670	2,597,178
Valeo SA	10,873	1,533,113

		4,130,291

Automobiles 0.2%
Peugeot SA*	53,644	773,247
Renault SA	27,511	2,102,568

		2,875,815

Banks 0.8%
BNP Paribas SA	151,905	7,975,830
Credit Agricole SA	145,078	1,720,578
Natixis SA	139,035	884,260
Societe Generale SA	102,840	4,129,679

		14,710,347

Beverages 0.2%
Pernod Ricard SA	30,146	3,614,742
Remy Cointreau SA	3,914	289,688

		3,904,430

Building Products 0.2%
Cie de Saint-Gobain	65,019	2,769,857

Chemicals 0.4%
Air Liquide SA	48,948	6,170,804
Arkema SA	9,900	706,213

		6,877,017

Commercial Services & Supplies 0.1%
Edenred	30,764	884,178
Societe BIC SA	4,012	570,445

		1,454,623

Communications Equipment 0.1%
Alcatel-Lucent*	401,518	1,389,698

Construction & Engineering 0.3%
Bouygues SA	23,966	854,030
Vinci SA	69,431	3,647,504

		4,501,534

Construction Materials 0.1%
Imerys SA	4,678	337,776
Lafarge SA	26,628	1,824,436

		2,162,212

Diversified Financial Services 0.0%†
Eurazeo SA	5,230	366,571
Wendel SA	4,324	484,587

		851,158

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Diversified Telecommunication Services 0.5%
Iliad SA	3,893	$905,553
Orange SA	263,119	4,629,075
Vivendi SA*	172,952	4,089,866

		9,624,494

Electric Utilities 0.1%
Electricite de France SA	35,295	956,811

Electrical Equipment 0.5%
Alstom SA*	31,473	1,025,505
Legrand SA	38,178	2,046,539
Schneider Electric SE	74,658	5,612,176

		8,684,220

Energy Equipment & Services 0.0%†
Technip SA	15,408	899,777

Food & Staples Retailing 0.2%
Carrefour SA	87,999	2,757,524
Casino Guichard Perrachon SA	7,797	707,363

		3,464,887

Food Products 0.3%
Danone SA	82,329	5,525,169

Health Care Equipment & Supplies 0.2%
Essilor International SA	29,014	3,231,334

Hotels, Restaurants & Leisure 0.1%
Accor SA	24,979	1,241,881
Sodexo SA(a)	13,845	1,373,625

		2,615,506

Information Technology Services 0.1%
AtoS	11,846	871,034
Cap Gemini SA	20,565	1,492,610

		2,363,644

Insurance 0.4%
AXA SA	258,010	6,035,357
CNP Assurances	22,507	395,121
SCOR SE	20,553	639,814

		7,070,292

Machinery 0.0%†
Vallourec SA	14,647	317,796

Media 0.2%
Eutelsat Communications SA	23,504	807,445
JCDecaux SA	8,908	320,516
Lagardere SCA	18,673	510,726
Numericable-SFR*	13,046	681,079
Publicis Groupe SA	26,097	1,949,901

		4,269,667

Multi-Utilities 0.4%
GDF Suez	205,565	4,559,102
Suez Environnement Co.	44,788	823,309
Veolia Environnement SA	58,677	1,074,912

		6,457,323

Oil, Gas & Consumable Fuels 0.9%
Total SA	305,141	15,663,073

Personal Products 0.4%
L’Oreal SA	35,718	6,386,533

Pharmaceuticals 0.9%
Sanofi	169,516	15,619,189

Professional Services 0.0%†
Bureau Veritas SA	29,635	627,546

Real Estate Investment Trusts (REITs) 0.4%
Fonciere des Regions	3,804	389,667
Gecina SA	4,133	541,560
ICADE	4,938	431,007
Klepierre	24,399	1,148,166
Unibail-Rodamco SE	13,916	3,919,568

		6,429,968

Software 0.1%
Dassault Systemes	18,959	1,171,579

Textiles, Apparel & Luxury Goods 0.6%
Christian Dior SA	8,077	1,389,156
Hermes International	3,890	1,320,149
Kering(a)	10,722	2,163,308
LVMH Moet Hennessy Louis Vuitton SA	39,675	6,380,709

		11,253,322

Trading Companies & Distributors 0.0%†
Rexel SA	41,370	772,946

Transportation Infrastructure 0.1%
Aeroports de Paris	3,985	478,141
Groupe Eurotunnel SE REG	68,781	923,502

		1,401,643

		169,343,630

GERMANY 8.6%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	137,455	4,448,471

Airlines 0.0%†
Deutsche Lufthansa AG REG	34,068	576,225

Auto Components 0.2%
Continental AG	15,846	3,575,602

Automobiles 1.1%
Bayerische Motoren Werke AG	47,086	5,475,661
Daimler AG REG	137,025	12,409,649
Volkswagen AG	4,334	962,261

		18,847,571

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Banks 0.1%
Commerzbank AG*	138,531	$1,660,891

Capital Markets 0.3%
Deutsche Bank AG REG	195,718	5,681,235

Chemicals 1.1%
BASF SE	130,646	11,684,678
K+S AG REG	24,429	771,302
Lanxess AG	12,124	581,141
Linde AG	26,395	5,056,505
Symrise AG	17,152	1,122,648

		19,216,274

Construction Materials 0.1%
HeidelbergCement AG	20,731	1,524,541

Diversified Financial Services 0.1%
Deutsche Boerse AG	27,500	2,108,724

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG REG	450,897	7,772,610
Telefonica Deutschland Holding AG*	80,662	447,495

		8,220,105

Electrical Equipment 0.0%†
Osram Licht AG*	12,964	595,933

Food & Staples Retailing 0.0%†
Metro AG	24,738	761,225

Health Care Providers & Services 0.3%
Celesio AG	6,780	200,846
Fresenius Medical Care AG & Co. KGaA	30,842	2,285,803
Fresenius SE & Co. KGaA	53,758	3,076,935

		5,563,584

Hotels, Restaurants & Leisure 0.1%
TUI AG	29,345	507,410
TUI AG	32,853	577,966

		1,085,376

Household Products 0.1%
Henkel AG & Co. KGaA	17,138	1,753,598

Industrial Conglomerates 0.7%
Siemens AG REG(a)	112,873	11,923,552

Insurance 0.9%
Allianz SE REG	64,903	10,701,952
Hannover Rueck SE	8,506	762,370
Muenchener Rueckversicherungs-Gesellschaft AG REG	24,571	4,926,036

		16,390,358

Internet Software & Services 0.0%†
United Internet AG REG	17,156	743,202

Machinery 0.1%
GEA Group AG	26,849	1,213,584
MAN SE	4,781	509,722

		1,723,306

Media 0.1%
Axel Springer SE	5,446	334,878
Kabel Deutschland Holding AG*	3,086	419,210
ProSiebenSat.1 Media AG REG	31,709	1,403,686

		2,157,774

Metals & Mining 0.1%
ThyssenKrupp AG*(a)	64,285	1,670,040

Multi-Utilities 0.3%
E.ON SE	283,864	4,394,199
RWE AG	69,550	1,929,278

		6,323,477

Personal Products 0.1%
Beiersdorf AG	14,123	1,239,592

Pharmaceuticals 1.1%
Bayer AG REG	117,924	16,984,764
Merck KGaA	18,845	1,882,928

		18,867,692

Real Estate Management & Development 0.1%
Deutsche Annington Immobilien SE	33,988	1,180,459
Deutsche Wohnen AG - Bearer Shares	42,846	1,112,985

		2,293,444

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	161,135	1,805,814

Software 0.5%
SAP SE	132,088	8,621,091

Textiles, Apparel & Luxury Goods 0.2%
adidas AG	29,997	2,064,014
Hugo Boss AG	5,902	762,007

		2,826,021

Trading Companies & Distributors 0.1%
Brenntag AG	22,291	1,213,414

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,937	301,664

		153,719,796

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Friends Life Group Ltd.	194,930	1,165,657

HONG KONG 3.2%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	191,000	445,626

Banks 0.3%
Bank of East Asia Ltd.	194,350	807,546

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Banks (continued)
BOC Hong Kong Holdings Ltd.	523,600	$1,835,317
Hang Seng Bank Ltd.	111,500	1,951,436

		4,594,299

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	330,750	337,052
Hong Kong Exchanges and Clearing Ltd.	158,800	3,654,805

		3,991,857

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	376,420	493,328
PCCW Ltd.	548,000	363,524

		856,852

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	86,500	709,928
CLP Holdings Ltd.	271,000	2,419,372
Power Assets Holdings Ltd.	201,800	2,110,667

		5,239,967

Food Products 0.0%†
WH Group Ltd.*(c)	522,000	295,336

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	908,664	2,080,808

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.	337,000	1,760,212
Shangri-La Asia Ltd.	159,333	206,833
SJM Holdings Ltd.	278,000	408,144

		2,375,189

Household Durables 0.0%†
Techtronic Industries Co. Ltd.	211,500	690,710

Industrial Conglomerates 0.3%
Hutchison Whampoa Ltd.	306,500	4,056,275
NWS Holdings Ltd.	201,645	374,240

		4,430,515

Insurance 0.6%
AIA Group Ltd.	1,711,200	9,933,412

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	335,551	2,269,901

Real Estate Management & Development 0.9%
Cheung Kong Holdings Ltd.	197,000	3,759,310
Hang Lung Properties Ltd.	337,000	990,887
Henderson Land Development Co., Ltd.	144,516	1,030,228
Hysan Development Co., Ltd.	88,673	428,572
Kerry Properties Ltd.	85,000	300,354
New World Development Co., Ltd.	715,829	853,447
Sino Land Co., Ltd.	406,200	679,288
Sun Hung Kai Properties Ltd.	235,700	3,835,384
Swire Pacific Ltd., Class A	88,500	1,185,155
Swire Properties Ltd.	161,400	518,164
Wharf Holdings Ltd. (The)	217,270	1,760,155
Wheelock & Co., Ltd.	128,000	724,198

		16,065,142

Road & Rail 0.1%
MTR Corp., Ltd.	218,714	968,911

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	34,300	310,074

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	889,200	879,977
Yue Yuen Industrial Holdings Ltd.	103,000	383,270

		1,263,247

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	593,014	463,883

		56,275,729

IRELAND 0.8%
Airlines 0.0%†
Ryanair Holdings PLC*	26,414	306,910

Banks 0.1%
Bank of Ireland*	4,033,682	1,214,017

Construction Materials 0.2%
CRH PLC	105,600	2,547,671
James Hardie Industries PLC, CDI	61,975	621,411

		3,169,082

Food Products 0.1%
Kerry Group PLC, Class A	22,529	1,632,773

Pharmaceuticals 0.3%
Shire PLC	83,710	6,109,814

Professional Services 0.1%
Experian PLC	140,783	2,480,743

		14,913,339

ISRAEL 0.6%
Banks 0.1%
Bank Hapoalim BM	144,065	639,944
Bank Leumi Le-Israel BM*	204,100	680,450
Mizrahi Tefahot Bank Ltd.*	18,702	204,089

		1,524,483

Chemicals 0.1%
Israel Chemicals Ltd.	64,782	465,514
Israel Corp., Ltd. (The)	345	111,953

		577,467

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	256,036	408,325

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	608	148,719

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
ISRAEL (continued)
Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	121,539	$6,902,623

Software 0.0%†
NICE-Systems Ltd.	7,901	385,965

		9,947,582

ITALY 2.0%
Aerospace & Defense 0.0%†
Finmeccanica SpA*	54,315	593,205

Auto Components 0.0%†
Pirelli & C. SpA	34,359	487,172

Banks 0.6%
Banca Monte dei Paschi di Siena SpA*	565,602	255,709
Banco Popolare SC*	50,865	641,907
Intesa Sanpaolo SpA	1,655,089	4,839,915
Intesa Sanpaolo SpA - RSP	124,329	317,147
UniCredit SpA	624,598	3,682,168
Unione di Banche Italiane SCPA	117,697	809,556

		10,546,402

Capital Markets 0.1%
Mediobanca SpA	91,839	795,529

Diversified Financial Services 0.0%†
EXOR SpA	13,202	538,940

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,456,396	1,692,285
Telecom Italia SpA - RSP	824,283	778,427

		2,470,712

Electric Utilities 0.3%
Enel SpA	938,314	4,239,642
Terna Rete Elettrica Nazionale SpA	223,796	981,196

		5,220,838

Electrical Equipment 0.0%†
Prysmian SpA	27,346	505,862

Energy Equipment & Services 0.0%†
Saipem SpA*	41,123	369,969

Gas Utilities 0.1%
Snam SpA	289,520	1,416,578

Independent Power and Renewable Electricity Producers 0.0%†
Enel Green Power SpA	248,533	491,299

Insurance 0.2%
Assicurazioni Generali SpA	167,874	3,543,081
UnipolSai SpA	120,515	334,067

		3,877,148

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	361,255	6,079,410

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	23,443	1,393,969

Transportation Infrastructure 0.1%
Atlantia SpA	57,558	1,481,464

		36,268,497

JAPAN 21.4%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	54,200	1,225,812

Airlines 0.1%
ANA Holdings, Inc.	163,000	450,158
Japan Airlines Co., Ltd.	16,574	561,123

		1,011,281

Auto Components 0.8%
Aisin Seiki Co., Ltd.	28,600	999,159
Bridgestone Corp.	92,300	3,688,986
Denso Corp.	70,000	3,096,683
Koito Manufacturing Co., Ltd.	14,000	455,215
NGK Spark Plug Co., Ltd.	27,100	803,377
NHK Spring Co., Ltd.	20,400	184,004
NOK Corp.	13,600	391,209
Stanley Electric Co., Ltd.	20,100	447,367
Sumitomo Electric Industries Ltd.	110,400	1,422,580
Sumitomo Rubber Industries Ltd.	22,900	356,106
Toyoda Gosei Co., Ltd.	9,600	211,483
Toyota Industries Corp.	24,000	1,291,778
Yokohama Rubber Co., Ltd. (The)	30,000	282,239

		13,630,186

Automobiles 2.5%
Daihatsu Motor Co., Ltd.	27,000	376,501
Fuji Heavy Industries Ltd.	84,700	3,054,902
Honda Motor Co., Ltd.	231,500	6,985,455
Isuzu Motors Ltd.	88,700	1,180,819
Mazda Motor Corp.	78,360	1,609,551
Mitsubishi Motors Corp.	96,199	813,287
Nissan Motor Co., Ltd.	357,900	3,051,892
Suzuki Motor Corp.	52,900	1,672,708
Toyota Motor Corp.	390,100	25,150,130
Yamaha Motor Co., Ltd.	37,300	818,080

		44,713,325

Banks 1.8%
Aozora Bank Ltd.	155,000	564,073
Bank of Kyoto Ltd. (The)	45,000	377,266
Bank of Yokohama Ltd. (The)	159,000	857,943
Chiba Bank Ltd. (The)	107,300	723,113
Chugoku Bank Ltd. (The)	26,700	379,802
Fukuoka Financial Group, Inc.	108,600	541,997
Gunma Bank Ltd. (The)	54,000	355,052
Hachijuni Bank Ltd. (The)	58,000	382,219
Hiroshima Bank Ltd. (The)	71,000	353,167
Hokuhoku Financial Group, Inc.	170,000	350,312
Iyo Bank Ltd. (The)	34,000	392,331
Joyo Bank Ltd. (The)	91,000	457,385
Mitsubishi UFJ Financial Group, Inc.	1,811,484	9,626,715
Mizuho Financial Group, Inc.	3,275,619	5,356,027
Resona Holdings, Inc.	316,801	1,571,717
Seven Bank Ltd.	88,900	397,895
Shinsei Bank Ltd.	221,000	400,568
Shizuoka Bank Ltd. (The)	72,000	657,916
Sumitomo Mitsui Financial Group, Inc.	180,505	6,057,177
Sumitomo Mitsui Trust Holdings, Inc.	474,769	1,669,538
Suruga Bank Ltd.	25,000	469,395
Yamaguchi Financial Group, Inc.	28,000	291,311

		32,232,919

Beverages 0.2%
Asahi Group Holdings Ltd.	55,800	1,830,620

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Beverages (continued)
Kirin Holdings Co., Ltd.	120,700	$1,625,131
Suntory Beverage & Food Ltd.	19,300	676,823

		4,132,574

Building Products 0.2%
Asahi Glass Co., Ltd.	138,600	737,350
Daikin Industries Ltd.	33,700	2,345,048
LIXIL Group Corp.	39,500	769,621
TOTO Ltd.	38,200	421,702

		4,273,721

Capital Markets 0.3%
Daiwa Securities Group, Inc.	240,200	1,745,237
Nomura Holdings, Inc.	524,800	2,790,179
SBI Holdings, Inc.	27,170	290,328

		4,825,744

Chemicals 0.9%
Air Water, Inc.	20,000	344,125
Asahi Kasei Corp.	180,200	1,779,666
Daicel Corp.	38,000	472,460
Hitachi Chemical Co., Ltd.	15,600	313,843
JSR Corp.	24,800	437,120
Kaneka Corp.	41,500	253,299
Kansai Paint Co., Ltd.	31,000	541,827
Kuraray Co., Ltd.	47,100	591,429
Mitsubishi Chemical Holdings Corp.	198,600	1,029,310
Mitsubishi Gas Chemical Co., Inc.	53,000	239,632
Mitsui Chemicals, Inc.	134,100	392,373
Nippon Paint Holdings Co., Ltd.	20,100	629,638
Nitto Denko Corp.	23,010	1,373,662
Shin-Etsu Chemical Co., Ltd.	58,400	3,866,910
Sumitomo Chemical Co., Ltd.	225,200	886,005
Taiyo Nippon Sanso Corp.(a)	22,000	263,579
Teijin Ltd.	124,800	371,760
Toray Industries, Inc.	214,300	1,825,425

		15,612,063

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	85,700	770,735
Park24 Co., Ltd.	13,900	237,837
Secom Co., Ltd.	29,800	1,729,775
Toppan Printing Co., Ltd.	76,000	507,685

		3,246,032

Construction & Engineering 0.2%
Chiyoda Corp.	22,000	169,442
JGC Corp.	28,000	569,461
Kajima Corp.	117,800	466,079
Obayashi Corp.	89,500	566,555
Shimizu Corp.	82,000	565,771
Taisei Corp.	154,000	893,278

		3,230,586

Construction Materials 0.0%†
Taiheiyo Cement Corp.	155,000	454,825

Consumer Finance 0.0%†
Acom Co., Ltd.*(a)	56,600	153,977
AEON Financial Service Co., Ltd.	16,000	287,524
Credit Saison Co., Ltd.	21,300	358,828

		800,329

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,600	277,131

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,400	281,094

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.	36,200	842,391
Mitsubishi UFJ Lease & Finance Co., Ltd.	63,500	274,716
ORIX Corp.	188,000	2,160,274

		3,277,381

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	53,254	3,151,933

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.*	90,200	1,191,001
Chugoku Electric Power Co., Inc. (The)	41,500	573,757
Hokuriku Electric Power Co.	22,700	320,799
Kansai Electric Power Co., Inc. (The)*	97,400	941,750
Kyushu Electric Power Co., Inc.	59,200	571,290
Shikoku Electric Power Co., Inc.*	22,600	284,195
Tohoku Electric Power Co., Inc.	61,900	779,731
Tokyo Electric Power Co., Inc.*	218,500	927,232

		5,589,755

Electrical Equipment 0.3%
Fuji Electric Co., Ltd.	75,200	321,571
Mabuchi Motor Co., Ltd.	7,400	304,249
Mitsubishi Electric Corp.	278,600	3,222,213
Nidec Corp.	31,100	2,116,291

		5,964,324

Electronic Equipment, Instruments & Components 1.2%
Citizen Holdings Co., Ltd.	36,200	288,953
Hamamatsu Photonics KK	9,600	452,317
Hirose Electric Co., Ltd.	4,000	479,275
Hitachi High-Technologies Corp.	8,300	257,839
Hitachi Ltd.	686,300	5,183,004
HOYA Corp.	61,900	2,398,786
Ibiden Co., Ltd.	16,200	243,540
Japan Display, Inc.*	48,400	169,613
Keyence Corp.	6,468	3,023,381
Kyocera Corp.	46,100	2,029,076
Murata Manufacturing Co., Ltd.	28,800	3,109,084
Nippon Electric Glass Co., Ltd.	60,000	309,662
Omron Corp.	29,600	1,183,368
Shimadzu Corp.	36,000	374,034
TDK Corp.	17,000	1,059,469
Yaskawa Electric Corp.	30,000	383,520
Yokogawa Electric Corp.	28,700	300,479

		21,245,400

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	96,000	1,013,964
FamilyMart Co., Ltd.	7,900	342,179
Lawson, Inc.	8,800	575,356
Seven & i Holdings Co., Ltd.	107,900	3,948,503

		5,880,002

Food Products 0.4%
Ajinomoto Co., Inc.	81,000	1,669,208
Calbee, Inc.	11,900	464,694
Kikkoman Corp.	21,000	619,397

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Food Products (continued)
MEIJI Holdings Co., Ltd.	9,199	$1,010,755
NH Foods Ltd.	24,000	593,331
Nisshin Seifun Group, Inc.	31,452	386,820
Nissin Foods Holdings Co., Ltd.	8,000	431,758
Toyo Suisan Kaisha Ltd.	11,700	411,618
Yakult Honsha Co., Ltd.	11,800	714,678
Yamazaki Baking Co., Ltd.	15,100	222,318

		6,524,577

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	258,900	1,020,489
Toho Gas Co., Ltd.	56,000	304,292
Tokyo Gas Co., Ltd.	331,400	1,976,841

		3,301,622

Health Care Equipment & Supplies 0.2%
Olympus Corp.*	35,600	1,231,192
Sysmex Corp.	21,900	978,650
Terumo Corp.	45,000	1,115,953

		3,325,795

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	22,800	270,313
Medipal Holdings Corp.	15,800	184,343
Miraca Holdings, Inc.	7,900	353,816
Suzuken Co., Ltd.	9,800	276,090

		1,084,562

Health Care Technology 0.0%†
M3, Inc.	25,500	512,951

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.(a)	9,624	211,094
Oriental Land Co., Ltd.	7,200	1,744,494

		1,955,588

Household Durables 0.6%
Casio Computer Co., Ltd.(a)	30,000	469,645
Iida Group Holdings Co., Ltd.	22,500	279,846
Nikon Corp.	48,200	611,576
Panasonic Corp.	316,702	3,597,695
Rinnai Corp.	5,300	354,764
Sekisui Chemical Co., Ltd.	59,000	645,269
Sekisui House Ltd.(a)	79,800	1,031,936
Sharp Corp.*(a)	226,900	444,160
Sony Corp.	151,300	3,558,741

		10,993,632

Household Products 0.1%
Unicharm Corp.	53,800	1,482,390

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co., Ltd.	16,000	582,867

Industrial Conglomerates 0.2%
Keihan Electric Railway Co., Ltd.	73,000	443,193
Seibu Holdings, Inc.	17,000	403,214
Toshiba Corp.	567,700	2,269,997

		3,116,404

Information Technology Services 0.2%
Fujitsu Ltd.	273,100	1,443,192
Itochu Techno-Solutions Corp.	3,900	139,180
Nomura Research Institute Ltd.	15,800	536,471
NTT Data Corp.	17,400	661,859
Otsuka Corp.	6,300	217,526

		2,998,228

Insurance 0.6%
Dai-ichi Life Insurance Co., Ltd. (The)	152,100	2,037,778
MS&AD Insurance Group Holdings, Inc.	72,455	1,761,686
Sompo Japan Nipponkoa Holdings, Inc.	49,225	1,365,847
Sony Financial Holdings, Inc.	24,400	339,112
T&D Holdings, Inc.	87,000	979,759
Tokio Marine Holdings, Inc.	98,300	3,431,870

		9,916,052

Internet & Catalog Retail 0.1%
Rakuten, Inc.	111,200	1,539,484

Internet Software & Services 0.1%
Kakaku.com, Inc.	19,700	278,681
Mixi, Inc.(a)	5,500	194,042
Yahoo Japan Corp.	217,900	732,823

		1,205,546

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	24,449	495,024
Sankyo Co., Ltd.	7,300	262,362
Sega Sammy Holdings, Inc.	24,500	319,044
Shimano, Inc.	11,300	1,493,787
Yamaha Corp.	22,800	332,034

		2,902,251

Machinery 1.2%
Amada Co., Ltd.	47,000	428,359
FANUC Corp.	27,100	4,551,156
Hino Motors Ltd.	35,000	495,546
Hitachi Construction Machinery Co., Ltd.	14,600	269,919
IHI Corp.	209,000	1,088,905
JTEKT Corp.	29,200	481,571
Kawasaki Heavy Industries Ltd.	195,200	935,227
Komatsu Ltd.	132,600	2,600,212
Kubota Corp.	160,100	2,376,749
Kurita Water Industries Ltd.	15,000	319,552
Makita Corp.	16,400	727,447
Minebea Co., Ltd.	45,000	694,268
Mitsubishi Heavy Industries Ltd.	431,200	2,380,049
Nabtesco Corp.	15,200	392,411
NGK Insulators Ltd.	36,000	725,445
NSK Ltd.	66,400	778,114
SMC Corp.	8,000	2,145,335
Sumitomo Heavy Industries Ltd.	75,000	405,856
THK Co., Ltd.	16,300	395,854

		22,191,975

Marine 0.1%
Mitsui OSK Lines Ltd.	151,000	509,770
Nippon Yusen KK	220,400	655,274

		1,165,044

Media 0.1%
Dentsu, Inc.	31,361	1,288,013
Hakuhodo DY Holdings, Inc.	34,200	339,931

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Media (continued)
Toho Co., Ltd.	15,400	$348,457

		1,976,401

Metals & Mining 0.4%
Hitachi Metals Ltd.	30,000	488,858
JFE Holdings, Inc.	70,400	1,550,727
Kobe Steel Ltd.	424,000	743,615
Maruichi Steel Tube Ltd.	5,900	139,516
Mitsubishi Materials Corp.	156,000	491,924
Nippon Steel & Sumitomo Metal Corp.	1,086,065	2,538,454
Sumitomo Metal Mining Co., Ltd.	76,000	1,086,198
Yamato Kogyo Co., Ltd.	4,700	120,959

		7,160,251

Multiline Retail 0.1%
Don Quijote Holdings Co. Ltd.	9,100	662,549
Isetan Mitsukoshi Holdings Ltd.	48,778	691,637
J. Front Retailing Co., Ltd.	33,600	428,173
Marui Group Co., Ltd.	30,700	319,114
Takashimaya Co., Ltd.	35,000	306,988

		2,408,461

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	12,000	200,303
INPEX Corp.	125,600	1,389,934
JX Holdings, Inc.	325,717	1,201,971
Showa Shell Sekiyu KK	32,000	312,306
TonenGeneral Sekiyu KK	39,000	344,788

		3,449,302

Paper & Forest Products 0.0%†
Oji Holdings Corp.	108,000	407,102

Personal Products 0.2%
Kao Corp.	74,800	3,279,833
Shiseido Co., Ltd.	50,500	809,956

		4,089,789

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	305,100	4,712,382
Chugai Pharmaceutical Co., Ltd.	30,600	914,814
Daiichi Sankyo Co., Ltd.	88,500	1,283,902
Eisai Co., Ltd.	36,500	1,819,830
Hisamitsu Pharmaceutical Co., Inc.	8,900	302,819
Kyowa Hakko Kirin Co., Ltd.	30,000	341,625
Mitsubishi Tanabe Pharma Corp.	31,300	494,823
Ono Pharmaceutical Co., Ltd.	11,400	1,199,783
Otsuka Holdings Co., Ltd.	56,100	1,735,683
Santen Pharmaceutical Co., Ltd.	10,400	649,008
Shionogi & Co., Ltd.	43,800	1,314,318
Sumitomo Dainippon Pharma Co., Ltd.	21,900	230,216
Taisho Pharmaceutical Holdings Co., Ltd.	4,970	315,343
Takeda Pharmaceutical Co., Ltd.	112,300	5,610,437

		20,924,983

Professional Services 0.0%†
Recruit Holdings Co., Ltd.*	22,200	646,500

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	111	387,726
Japan Real Estate Investment Corp.	188	913,379
Japan Retail Fund Investment Corp.	335	725,643
Nippon Building Fund, Inc.	197	969,338
Nippon Prologis REIT, Inc.	206	485,017
United Urban Investment Corp.	392	627,500

		4,108,603

Real Estate Management & Development 0.7%
Aeon Mall Co., Ltd.	15,950	264,412
Daito Trust Construction Co., Ltd.	10,500	1,168,805
Daiwa House Industry Co., Ltd.	84,800	1,561,641
Hulic Co., Ltd.	36,700	333,365
Mitsubishi Estate Co., Ltd.	179,600	3,613,690
Mitsui Fudosan Co., Ltd.	133,700	3,380,152
Nomura Real Estate Holdings, Inc.	17,800	299,517
NTT Urban Development Corp.	18,300	175,574
Sumitomo Realty & Development Co., Ltd.	51,000	1,626,753
Tokyo Tatemono Co., Ltd.	55,000	371,315
Tokyu Fudosan Holdings Corp.	71,400	442,543

		13,237,767

Road & Rail 0.9%
Central Japan Railway Co.	20,400	3,498,269
East Japan Railway Co.	47,390	3,660,315
Hankyu Hanshin Holdings, Inc.	168,000	933,817
Keikyu Corp.	65,000	506,967
Keio Corp.	80,400	654,695
Keisei Electric Railway Co., Ltd.	39,000	502,399
Kintetsu Corp.	249,500	879,587
Nagoya Railroad Co. Ltd.	112,000	439,993
Nippon Express Co., Ltd.	118,500	691,306
Odakyu Electric Railway Co., Ltd.	94,100	915,427
Tobu Railway Co., Ltd.	137,000	658,843
Tokyu Corp.	167,900	1,111,214
West Japan Railway Co.	24,300	1,249,838

		15,702,670

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	20,700	262,621
Rohm Co., Ltd.	13,300	855,082
Tokyo Electron Ltd.	24,900	1,742,832

		2,860,535

Software 0.2%
COLOPL, Inc.(a)	7,300	166,833
GungHo Online Entertainment, Inc.(a)	49,000	168,193
Konami Corp.	12,500	233,231
Nexon Co., Ltd.	17,300	170,292
Nintendo Co., Ltd.	15,500	1,495,124
Oracle Corp. Japan	5,400	224,505

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Software (continued)
Trend Micro, Inc.	14,500	$409,496

		2,867,674

Specialty Retail 0.3%
ABC-Mart, Inc.	4,100	204,521
Fast Retailing Co., Ltd.	7,500	2,782,320
Hikari Tsushin, Inc.	2,300	132,162
Nitori Holdings Co., Ltd.	9,400	531,471
Sanrio Co., Ltd.(a)	6,100	151,148
Shimamura Co., Ltd.	3,100	275,748
USS Co., Ltd.	30,600	480,070
Yamada Denki Co., Ltd.	118,500	440,243

		4,997,683

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,100	549,738
Canon, Inc.	161,100	5,096,470
FUJIFILM Holdings Corp.	66,500	2,247,547
Konica Minolta, Inc.	66,100	727,392
NEC Corp.	369,000	1,042,298
Ricoh Co., Ltd.	105,200	1,026,266
Seiko Epson Corp.	19,500	791,952

		11,481,663

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	22,400	549,682

Tobacco 0.2%
Japan Tobacco, Inc.	156,100	4,251,642

Trading Companies & Distributors 0.7%
ITOCHU Corp.	216,000	2,187,100
Marubeni Corp.	240,400	1,326,945
Mitsubishi Corp.	195,900	3,417,518
Mitsui & Co., Ltd.	242,300	3,083,210
Sumitomo Corp.	163,000	1,608,542
Toyota Tsusho Corp.	32,600	772,051

		12,395,366

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	33,000	329,770
Mitsubishi Logistics Corp.	16,400	243,903

		573,673

Wireless Telecommunication Services 1.0%
KDDI Corp.	82,900	5,851,825
NTT DOCOMO, Inc.	216,900	3,661,558
SoftBank Corp.	136,300	8,021,487

		17,534,870

		381,480,002

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	13,050	1,120,077

LUXEMBOURG 0.3%
Energy Equipment & Services 0.0%†
Tenaris SA	69,665	983,069

Media 0.2%
Altice SA*	12,951	1,084,426
RTL Group SA	5,169	489,275
SES SA, FDR	43,387	1,580,514

		3,154,215

Metals & Mining 0.1%
ArcelorMittal	144,721	1,382,620

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,039	576,422

		6,096,326

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	129,600	313,923
Sands China Ltd.	351,100	1,709,277
Wynn Macau Ltd.	219,200	606,997

		2,630,197

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	31,288	422,622

NETHERLANDS 3.6%
Air Freight & Logistics 0.0%†
TNT Express NV	58,015	379,438

Banks 0.4%
ING Groep NV, CVA*	547,461	6,806,261

Beverages 0.2%
Heineken Holding NV	14,193	928,824
Heineken NV	32,451	2,421,764

		3,350,588

Chemicals 0.2%
Akzo Nobel NV	34,252	2,467,556
Koninklijke DSM NV	24,909	1,321,194

		3,788,750

Construction & Engineering 0.1%
Boskalis Westminster NV	11,518	509,194
OCI NV*	13,428	472,784

		981,978

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	472,723	1,459,005

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	127,101	2,293,981

Industrial Conglomerates 0.2%
Koninklijke Philips NV	135,784	3,744,227

Insurance 0.2%
Aegon NV	259,535	1,849,671
Delta Lloyd NV	27,689	523,148
NN Group NV*	17,237	467,846

		2,840,665

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	32,171	736,046

Media 0.1%
Wolters Kluwer NV	43,417	1,296,990

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS (continued)
Oil, Gas & Consumable Fuels 1.6%
Koninklijke Vopak NV	10,033	$559,515
Royal Dutch Shell PLC, Class A	562,484	17,142,011
Royal Dutch Shell PLC, Class B	347,254	10,994,046

		28,695,572

Professional Services 0.1%
Randstad Holding NV	17,790	935,113

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV	50,776	5,296,357

Software 0.0%†
Gemalto NV(a)	11,303	818,420

		63,423,391

NEW ZEALAND 0.2%
Construction Materials 0.1%
Fletcher Building Ltd.	94,289	572,784

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	260,317	623,772

Electric Utilities 0.0%†
Contact Energy Ltd.	51,208	262,809
Mighty River Power Ltd.(a)	101,581	247,991

		510,800

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	49,853	298,429

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	181,952	252,894

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	127,755	413,194

		2,671,873

NORWAY 0.6%
Banks 0.1%
DNB ASA	137,596	1,993,575

Chemicals 0.1%
Yara International ASA	26,619	1,385,848

Diversified Telecommunication Services 0.1%
Telenor ASA	108,123	2,322,781

Food Products 0.0%†
Orkla ASA	122,221	900,750

Insurance 0.0%†
Gjensidige Forsikring ASA	28,022	472,408

Metals & Mining 0.1%
Norsk Hydro ASA	197,127	1,158,464

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	161,107	2,697,945

		10,931,771

PORTUGAL 0.1%
Banks 0.0%†
Banco Comercial Portugues SA, Class R*(a)	4,601,794	324,092

Electric Utilities 0.1%
EDP - Energias de Portugal SA	322,468	1,226,647

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	33,716	362,662

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA	51,064	539,460

		2,452,861

SINGAPORE 1.5%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	214,000	530,830

Airlines 0.1%
Singapore Airlines Ltd.	74,613	696,925

Banks 0.6%
DBS Group Holdings Ltd.	244,050	3,558,158
Oversea-Chinese Banking Corp., Ltd.	411,789	3,158,490
United Overseas Bank Ltd.	182,762	3,125,373

		9,842,021

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	14,604	455,822

Diversified Financial Services 0.0%†
Singapore Exchange Ltd.	112,900	647,698

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,131,003	3,405,986

Food Products 0.1%
Golden Agri-Resources Ltd.	920,771	285,627
Wilmar International Ltd.	260,558	618,354

		903,981

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC	868,217	692,243

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	202,600	1,301,210
Sembcorp Industries Ltd.	136,243	433,245

		1,734,455

Machinery 0.0%†
Sembcorp Marine Ltd.(a)	117,200	259,352

Media 0.0%†
Singapore Press Holdings Ltd.	200,500	611,447

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	315,306	572,623
CapitaCommercial Trust	282,000	368,708
CapitaMall Trust	330,800	510,303
Suntec Real Estate Investment Trust	335,000	464,756

		1,916,390

Real Estate Management & Development 0.2%
CapitaLand Ltd.	360,345	924,852
City Developments Ltd.	56,099	415,804
Global Logistic Properties Ltd.	476,000	888,117
Keppel Land Ltd.	86,000	288,398
UOL Group Ltd.	67,213	357,698

		2,874,869

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	294,620	624,743

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	727,000	518,394

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
SINGAPORE (continued)
Transportation Infrastructure (continued)
Hutchison Port Holdings Trust, Class U	146,000	$103,660

		622,054

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	87,181	269,080

		26,087,896

SOUTH AFRICA 0.0%†
Capital Markets 0.0%†
Investec PLC	74,236	623,748

SPAIN 3.3%
Banks 1.5%
Banco Bilbao Vizcaya Argentaria SA	860,555	7,351,168
Banco de Sabadell SA	496,255	1,254,079
Banco Popular Espanol SA	264,097	1,116,326
Banco Santander SA	2,005,383	13,488,355
Bankia SA*	656,951	859,214
Bankinter SA	94,111	653,844
CaixaBank SA	320,003	1,393,853

		26,116,839

Biotechnology 0.1%
Grifols SA	21,359	895,996

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	24,164	840,418
Ferrovial SA	59,760	1,185,572

		2,025,990

Diversified Telecommunication Services 0.5%
Telefonica SA	598,204	8,970,316

Electric Utilities 0.4%
Iberdrola SA	732,918	5,058,916
Red Electrica Corp. SA	14,160	1,206,405

		6,265,321

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	95,070	615,496

Gas Utilities 0.1%
Enagas SA	24,882	787,952
Gas Natural SDG SA	48,429	1,136,812

		1,924,764

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A	61,215	2,454,982

Insurance 0.0%†
Mapfre SA	119,910	403,660

Machinery 0.0%†
Zardoya Otis SA	22,963	261,514

Oil, Gas & Consumable Fuels 0.1%
Repsol SA	149,293	2,644,692

Specialty Retail 0.3%
Inditex SA	155,295	4,577,094

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	57,602	1,127,992

		58,284,656

SWEDEN 3.1%
Banks 0.8%
Nordea Bank AB	431,634	5,479,926
Skandinaviska Enskilda Banken AB, Class A	213,869	2,575,324
Svenska Handelsbanken AB, Class A	71,593	3,390,214
Swedbank AB, Class A	128,590	3,110,702

		14,556,166

Building Products 0.2%
Assa Abloy AB, Class B	47,511	2,594,764

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	43,286	527,609

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	432,041	5,238,175

Construction & Engineering 0.1%
Skanska AB, Class B	56,181	1,245,209

Diversified Financial Services 0.2%
Industrivarden AB, Class C	21,792	388,126
Investment AB Kinnevik, Class B	34,275	1,024,260
Investor AB, Class B	64,722	2,355,149

		3,767,535

Diversified Telecommunication Services 0.1%
TeliaSonera AB	338,510	2,085,819

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	37,243	1,179,226

Food & Staples Retailing 0.0%†
ICA Gruppen AB	10,956	420,945

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B(a)	53,006	568,869
Getinge AB, Class B	30,718	757,122

		1,325,991

Household Durables 0.1%
Electrolux AB Series B	36,148	1,112,581
Husqvarna AB, Class B	54,120	375,873

		1,488,454

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	85,499	2,060,878

Machinery 0.6%
Alfa Laval AB	43,374	805,680
Atlas Copco AB, Class A	95,387	2,824,278
Atlas Copco AB, Class B	56,219	1,537,656
Sandvik AB	156,645	1,644,238
SKF AB, Class B	57,779	1,361,960
Volvo AB, Class B	216,322	2,532,535

		10,706,347

Metals & Mining 0.0%†
Boliden AB	37,383	583,988

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	29,852	387,272

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	134,781	5,544,456

Tobacco 0.1%
Swedish Match AB	28,275	920,547

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)
Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	44,534	$503,803

		55,137,184

SWITZERLAND 9.8%
Beverages 0.0%†
Coca-Cola HBC AG*	28,173	452,816

Biotechnology 0.1%
Actelion Ltd. REG*	14,589	1,611,509

Building Products 0.1%
Geberit AG REG	5,360	1,831,215

Capital Markets 0.9%
Credit Suisse Group AG REG*	216,272	4,553,791
Julius Baer Group Ltd.*	32,453	1,320,322
Partners Group Holding AG	2,648	708,659
UBS Group AG*	523,540	8,775,082

		15,357,854

Chemicals 0.5%
EMS-Chemie Holding AG REG	1,162	448,886
Givaudan SA REG*	1,324	2,413,421
Sika AG - Bearer Shares	323	1,109,343
Syngenta AG REG	13,190	4,296,430

		8,268,080

Construction Materials 0.1%
Holcim Ltd. REG*	32,271	2,256,159

Diversified Financial Services 0.0%†
Pargesa Holding SA - Bearer Shares	4,620	333,811

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,410	1,999,346

Electrical Equipment 0.3%
ABB Ltd. REG*	311,857	5,995,832

Energy Equipment & Services 0.0%†
Transocean Ltd.(a)	49,745	794,026

Food Products 2.1%
Aryzta AG*	13,073	980,076
Barry Callebaut AG REG*	294	293,150
Chocoladefabriken Lindt & Sprungli AG	134	697,474
Chocoladefabriken Lindt & Sprungli AG REG	15	944,925
Nestle SA REG	459,910	35,123,776

		38,039,401

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	7,958	1,045,495

Insurance 0.8%
Baloise Holding AG REG	7,137	929,004
Swiss Life Holding AG REG*	4,757	1,061,541
Swiss Re AG	49,987	4,509,198
Zurich Insurance Group AG*	21,223	7,037,087

		13,536,830

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	8,017	949,504

Machinery 0.1%
Schindler Holding AG REG	2,997	436,411
Schindler Holding AG - Participation Certificate	6,189	916,632
Sulzer AG REG	3,461	366,451

		1,719,494

Marine 0.1%
Kuehne + Nagel International AG REG	8,087	1,113,210

Metals & Mining 0.3%
Glencore PLC*	1,526,813	5,692,842

Pharmaceuticals 3.3%
Novartis AG REG	328,083	31,972,606
Roche Holding AG	100,217	27,010,229

		58,982,835

Professional Services 0.2%
Adecco SA REG*	24,909	1,860,791
SGS SA REG	780	1,479,578

		3,340,369

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	7,514	651,792

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	95,662	794,317

Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont SA REG	74,053	6,152,183
Swatch Group AG (The) REG	6,758	496,796
Swatch Group AG (The) - Bearer Shares	4,414	1,755,510

		8,404,489

Trading Companies & Distributors 0.1%
Wolseley PLC	37,425	2,169,343

		175,340,569

UNITED KINGDOM 18.6%
Aerospace & Defense 0.5%
BAE Systems PLC	448,125	3,411,403
Cobham PLC	170,684	836,673
Meggitt PLC	120,647	975,296
Rolls-Royce Holdings PLC*	270,619	3,615,476

		8,838,848

Air Freight & Logistics 0.0%†
Royal Mail PLC	100,592	657,485

Airlines 0.1%
easyJet PLC	22,548	628,703
International Consolidated Airlines Group SA*	140,413	1,145,665

		1,774,368

Auto Components 0.1%
GKN PLC	227,217	1,254,881

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	122,159	1,611,126

Banks 2.7%
Barclays PLC	2,354,700	8,269,775
HSBC Holdings PLC	2,731,813	24,993,910
Lloyds Banking Group PLC*	8,185,636	9,068,167

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Banks (continued)
Royal Bank of Scotland Group PLC*	356,776	$1,937,195
Standard Chartered PLC	350,393	4,672,449

		48,941,496

Beverages 1.0%
Diageo PLC	357,106	10,570,558
SABMiller PLC	137,294	7,477,884

		18,048,442

Capital Markets 0.2%
3i Group PLC	144,675	997,722
Aberdeen Asset Management PLC	128,177	841,396
Hargreaves Lansdown PLC	34,126	517,303
ICAP PLC	74,662	524,280
Schroders PLC	18,871	820,050

		3,700,751

Chemicals 0.1%
Croda International PLC	20,512	819,174
Johnson Matthey PLC	29,354	1,436,018

		2,255,192

Commercial Services & Supplies 0.1%
Aggreko PLC	35,433	826,369
Babcock International Group PLC	33,597	508,036
G4S PLC	232,281	995,351

		2,329,756

Containers & Packaging 0.0%†
Rexam PLC	107,283	685,568

Diversified Financial Services 0.1%
London Stock Exchange Group PLC	33,238	1,180,171

Diversified Telecommunication Services 0.5%
BT Group PLC	1,155,646	7,250,115
Inmarsat PLC	64,118	803,417

		8,053,532

Electric Utilities 0.2%
SSE PLC	139,957	3,386,769

Energy Equipment & Services 0.1%
Amec Foster Wheeler PLC	53,983	645,434
Petrofac Ltd.	35,696	378,185
Subsea 7 SA	45,063	383,330

		1,406,949

Food & Staples Retailing 0.3%
J Sainsbury PLC	167,909	643,429
Tesco PLC	1,161,244	3,926,934
WM Morrison Supermarkets PLC	288,726	779,018

		5,349,381

Food Products 1.2%
Associated British Foods PLC	50,612	2,360,402
Tate & Lyle PLC	62,561	638,055
Unilever NV, CVA	231,450	10,036,746
Unilever PLC	182,283	8,026,655

		21,061,858

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	125,433	2,236,833

Hotels, Restaurants & Leisure 0.5%
Compass Group PLC	238,090	4,104,943
InterContinental Hotels Group PLC	34,812	1,388,222
Merlin Entertainments PLC(c)	71,856	436,337
Whitbread PLC	26,299	1,974,025
William Hill PLC	120,530	682,874

		8,586,401

Household Durables 0.1%
Persimmon PLC*	44,864	1,073,996

Household Products 0.4%
Reckitt Benckiser Group PLC	92,252	7,807,735

Industrial Conglomerates 0.0%†
Smiths Group PLC	53,960	913,220

Insurance 1.3%
Admiral Group PLC	27,751	603,708
Aviva PLC	418,535	3,320,609
Direct Line Insurance Group PLC	220,755	1,035,266
Legal & General Group PLC	848,126	3,406,179
Old Mutual PLC	709,730	2,214,265
Prudential PLC	368,013	8,946,541
RSA Insurance Group PLC*	147,735	1,008,110
Standard Life PLC	343,051	2,072,660

		22,607,338

Machinery 0.2%
CNH Industrial NV	138,804	1,056,684
IMI PLC	37,062	709,707
Melrose Industries PLC	144,123	573,712
Weir Group PLC (The)	31,829	802,467

		3,142,570

Media 0.9%
ITV PLC	551,791	1,826,163
Pearson PLC	118,651	2,407,403
Reed Elsevier NV	99,386	2,429,846
Reed Elsevier PLC	161,009	2,795,278
Sky PLC	147,030	2,050,358
WPP PLC	187,005	4,112,346

		15,621,394

Metals & Mining 0.8%
Anglo American PLC	198,261	3,311,676
Antofagasta PLC	53,455	521,194
Rio Tinto Ltd.(a)	62,997	2,809,169
Rio Tinto PLC	182,477	8,018,582

		14,660,621

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Multiline Retail 0.2%
Marks & Spencer Group PLC	235,005	$1,708,281
Next PLC	22,237	2,416,453

		4,124,734

Multi-Utilities 0.6%
Centrica PLC	712,649	3,144,937
National Grid PLC	535,051	7,522,279

		10,667,216

Oil, Gas & Consumable Fuels 1.3%
BG Group PLC	484,453	6,461,569
BP PLC	2,627,438	16,878,737
Tullow Oil PLC	137,521	756,554

		24,096,860

Pharmaceuticals 1.6%
AstraZeneca PLC	179,743	12,795,067
GlaxoSmithKline PLC	691,194	15,219,206

		28,014,273

Professional Services 0.1%
Capita PLC	97,194	1,632,232
Intertek Group PLC	22,096	761,008

		2,393,240

Real Estate Investment Trusts (REITs) 0.4%
British Land Co. PLC (The)	141,489	1,763,223
Hammerson PLC	116,975	1,210,433
Intu Properties PLC	123,189	676,072
Land Securities Group PLC	112,626	2,158,586
Segro PLC	102,333	633,711

		6,442,025

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	199,447	3,108,465

Software 0.1%
Sage Group PLC (The)	150,469	1,084,710

Specialty Retail 0.2%
Dixons Carphone PLC	139,515	911,740
Kingfisher PLC	341,223	1,755,306
Sports Direct International PLC*	35,507	378,679

		3,045,725

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	64,819	1,683,962

Tobacco 1.2%
British American Tobacco PLC	265,631	14,985,844
Imperial Tobacco Group PLC	135,955	6,385,667

		21,371,511

Trading Companies & Distributors 0.2%
Ashtead Group PLC	69,922	1,137,807
Bunzl PLC	46,519	1,325,183
Travis Perkins PLC	36,358	1,049,155

		3,512,145

Water Utilities 0.1%
Severn Trent PLC	35,113	1,136,774
United Utilities Group PLC	100,383	1,549,298

		2,686,072

Wireless Telecommunication Services 0.7%
Vodafone Group PLC	3,773,858	13,270,696

		332,688,315

UNITED STATES 0.1%
Hotels, Restaurants & Leisure 0.1%
Carnival PLC	27,191	1,217,371

Total Common Stocks (cost $1,540,829,279)		1,766,781,041

Preferred Stocks 0.6%

	Shares	Market Value
GERMANY 0.6%
Automobiles 0.4%
Bayerische Motoren Werke AG – Preference Shares	7,272	615,640
Porsche Automobil Holding SE – Preference Shares	21,973	1,841,399
Volkswagen AG – Preference Shares	23,099	5,153,107

		7,610,146

Chemicals 0.0%†
Fuchs Petrolub SE – Preference Shares	9,984	410,586

Household Products 0.2%
Henkel AG & Co. KGaA – Preference Shares	25,306	2,897,339

Total Preferred Stocks (cost $6,949,143)		10,918,071

Right 0.0%†

	Number of Rights	Market Value
SPAIN 0.0%†
Construction & Engineering 0.0%†
ACS Actividades de Construccion y Servicios SA, expiring 02/12/15*	24,164	12,288

Total Right (cost $—)		12,288

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

Mutual Fund 0.1%
	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(d)(e)	2,062,834	$2,062,834

Total Mutual Fund (cost $2,062,834)		2,062,834

Repurchase Agreement 1.3%
	Principal Amount
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $22,352,382, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $22,799,334.(e)	$22,352,288	22,352,288

Total Repurchase Agreement (cost $22,352,288)		22,352,288

Total Investments (cost $1,572,193,544) (f) — 101.0%		1,802,126,522
Liabilities in excess of other assets — (1.0)%		(18,089,550)

NET ASSETS — 100.0%		$1,784,036,972

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $23,202,723.
(b)	Fair valued security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2015 was $731,673 which represents 0.04% of net assets.
(d)	Represents 7-day effective yield as of January 31, 2015.
(e)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $24,415,122.
(f)	At January 31, 2015, the tax basis cost of the Fund’s investments was $1,670,884,811, tax unrealized appreciation and depreciation were $308,345,858 and $(177,104,147), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
Abp	Public Company
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SC	Partnership with full liability
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

At January 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
35	DJ Euro Stoxx 50	03/20/15	$1,324,530	$(5,596)
17	FTSE 100 Index	03/20/15	1,717,098	(185)
15	SGX Nikkei 225 Index	03/12/15	1,127,267	(7,634)
5	SPI 200 Index	03/19/15	539,306	4,852

			$4,708,201	$(8,563)

At January 31, 2015, the Fund has $579,033 segregated as collateral with the broker for open futures contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$18,561,641	$—	$18,561,641
Air Freight & Logistics	—	7,468,573	—	7,468,573
Airlines	—	4,975,054	—	4,975,054
Auto Components	—	23,464,123	—	23,464,123
Automobiles	—	68,047,837	—	68,047,837
Banks	—	228,573,668	—	228,573,668
Beverages	—	45,969,622	—	45,969,622
Biotechnology	—	7,089,618	—	7,089,618
Building Products	—	11,469,557	—	11,469,557
Capital Markets	8,775,082	24,199,900	—	32,974,982
Chemicals	—	62,688,500	—	62,688,500
Commercial Services & Supplies	—	9,814,010	—	9,814,010
Communications Equipment	—	10,715,291	—	10,715,291
Construction & Engineering	—	12,219,352	—	12,219,352
Construction Materials	—	10,593,447	—	10,593,447
Consumer Finance	—	800,329	—	800,329
Containers & Packaging	—	2,652,642	—	2,652,642
Distributors	—	455,822	—	455,822
Diversified Consumer Services	—	281,094	—	281,094
Diversified Financial Services	337,052	18,222,468	—	18,559,520
Diversified Telecommunication Services	1,398,881	57,766,167	—	59,165,048

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$—	$29,971,107	$—	$29,971,107
Electrical Equipment	—	22,997,257	—	22,997,257
Electronic Equipment, Instruments & Components	—	22,424,626	—	22,424,626
Energy Equipment & Services	—	5,278,151	—	5,278,151
Food & Staples Retailing	—	30,692,201	—	30,692,201
Food Products	—	74,883,845	—	74,883,845
Gas Utilities	—	9,690,480	—	9,690,480
Health Care Equipment & Supplies	864,185	12,366,670	—	13,230,855
Health Care Providers & Services	—	8,875,766	—	8,875,766
Health Care Technology	—	512,951	—	512,951
Hotels, Restaurants & Leisure	507,410	22,490,745	—	22,998,155
Household Durables	—	14,246,792	—	14,246,792
Household Products	—	13,104,601	—	13,104,601
Independent Power and Renewable Electricity Producers	—	1,327,060	—	1,327,060
Industrial Conglomerates	—	25,862,373	—	25,862,373
Information Technology Services	—	8,423,232	—	8,423,232
Insurance	700,805	100,229,897	—	100,930,702
Internet & Catalog Retail	—	1,539,484	—	1,539,484
Internet Software & Services	—	1,948,748	—	1,948,748
Leisure Products	—	2,902,251	—	2,902,251
Life Sciences Tools & Services	—	1,685,550	—	1,685,550
Machinery	—	44,621,606	—	44,621,606
Marine	—	5,366,465	—	5,366,465
Media	1,765,505	27,978,998	—	29,744,503
Metals & Mining	—	53,851,614	—	53,851,614
Multiline Retail	—	6,772,254	—	6,772,254
Multi-Utilities	1,111,384	23,448,016	—	24,559,400
Oil, Gas & Consumable Fuels	—	90,764,127	—	90,764,127
Paper & Forest Products	—	2,548,635	—	2,548,635
Personal Products	—	11,715,914	—	11,715,914
Pharmaceuticals	—	170,040,038	—	170,040,038
Professional Services	—	11,231,852	—	11,231,852
Real Estate Investment Trusts (REITs)	—	31,424,527	—	31,424,527
Real Estate Management & Development	—	36,484,588	—	36,484,588
Road & Rail	—	19,927,606	—	19,927,606
Semiconductors & Semiconductor Equipment	—	14,175,562	—	14,175,562
Software	—	14,949,439	—	14,949,439
Specialty Retail	—	18,164,958	—	18,164,958
Technology Hardware, Storage & Peripherals	—	11,481,663	—	11,481,663
Textiles, Apparel & Luxury Goods	—	28,595,628	—	28,595,628
Tobacco	—	26,543,700	—	26,543,700
Trading Companies & Distributors	—	20,527,097	—	20,527,097
Transportation Infrastructure	103,660	8,279,345	—	8,383,005
Water Utilities	—	2,686,072	—	2,686,072
Wireless Telecommunication Services	—	32,154,871	—	32,154,871

Total Common Stocks	$15,563,964	$1,751,217,077	$—	$1,766,781,041

Futures Contracts	4,852	—	—	4,852
Mutual Fund	2,062,834	—	—	2,062,834
Preferred Stocks	—	10,918,071	—	10,918,071
Repurchase Agreement	—	22,352,288	—	22,352,288
Right	12,288	—	—	12,288

Total Assets	$17,643,938	$1,784,487,436	$—	$1,802,131,374

Liabilities:
Futures Contracts	(13,415)	—	—	(13,415)

Total Liabilities	$(13,415)	$—	$—	$(13,415)

Total	$17,630,523	$1,784,487,436	$—	$1,802,117,959

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide International Index Fund

During the period ended January 31, 2015, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015. Please see below information for the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2015

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$4,852

Total		$4,852

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(13,415)

Total		$(13,415)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 98.0%

	Shares	Market Value
Aerospace & Defense 1.7%
Alliant Techsystems, Inc.	24,910	$3,246,022
B/E Aerospace, Inc.*	82,154	4,792,043
Esterline Technologies Corp.*	24,917	2,792,947
Exelis, Inc.	145,688	2,492,722
Huntington Ingalls Industries, Inc.	37,672	4,392,555
KLX, Inc.*	41,075	1,614,658
Triumph Group, Inc.	39,620	2,260,717

		21,591,664

Airlines 0.8%
Alaska Air Group, Inc.	102,638	6,966,041
JetBlue Airways Corp.*(a)	191,228	3,210,718

		10,176,759

Auto Components 0.5%
Dana Holding Corp.	131,857	2,751,856
Gentex Corp.	228,412	3,812,196

		6,564,052

Automobiles 0.2%
Thor Industries, Inc.	36,235	2,041,842

Banks 4.4%
Associated Banc-Corp.	118,567	1,993,111
BancorpSouth, Inc.	66,716	1,324,313
Bank of Hawaii Corp.	34,228	1,932,513
Cathay General Bancorp	57,825	1,381,439
City National Corp.	37,407	3,242,813
Commerce Bancshares, Inc.	64,603	2,584,120
Cullen/Frost Bankers, Inc.	42,798	2,666,315
East West Bancorp, Inc.	111,992	4,051,871
First Horizon National Corp.	183,524	2,383,977
First Niagara Financial Group, Inc.	276,117	2,242,070
FirstMerit Corp.	129,030	2,114,156
Fulton Financial Corp.	144,527	1,611,476
Hancock Holding Co.	63,633	1,661,458
International Bancshares Corp.	45,197	1,017,384
PacWest Bancorp	74,744	3,195,680
Prosperity Bancshares, Inc.	46,809	2,143,384
Signature Bank*	39,252	4,597,587
SVB Financial Group*	39,670	4,478,743
Synovus Financial Corp.	106,543	2,745,613
TCF Financial Corp.	130,458	1,917,733
Trustmark Corp.	52,609	1,123,728
Umpqua Holdings Corp.	169,495	2,628,867
Valley National Bancorp(a)	171,559	1,557,756
Webster Financial Corp.	70,403	2,149,404

		56,745,511

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	6,969	2,191,890

Biotechnology 0.4%
United Therapeutics Corp.*	37,064	5,230,842

Building Products 1.0%
A.O. Smith Corp.	58,681	3,486,238
Fortune Brands Home & Security, Inc.	123,082	5,512,843
Lennox International, Inc.	34,480	3,389,729

		12,388,810

Capital Markets 1.8%
Eaton Vance Corp.	92,260	3,713,465
Federated Investors, Inc., Class B	74,256	2,347,232
Janus Capital Group, Inc.(a)	114,627	2,010,558
Raymond James Financial, Inc.	98,284	5,171,704
SEI Investments Co.	101,765	4,087,900
Stifel Financial Corp.*	51,484	2,427,471
Waddell & Reed Financial, Inc., Class A	65,230	2,916,433

		22,674,763

Chemicals 3.0%
Albemarle Corp.	87,618	4,228,445
Ashland, Inc.	49,788	5,900,874
Cabot Corp.	49,965	2,119,015
Cytec Industries, Inc.	56,227	2,698,334
Minerals Technologies, Inc.	26,918	1,758,553
NewMarket Corp.	8,310	3,736,758
Olin Corp.	60,999	1,529,245
PolyOne Corp.	70,922	2,524,114
RPM International, Inc.	104,131	4,983,709
Scotts Miracle-Gro Co. (The), Class A	34,639	2,197,152
Sensient Technologies Corp.	37,568	2,291,648
Valspar Corp. (The)	59,472	4,961,749

		38,929,596

Commercial Services & Supplies 1.6%
Clean Harbors, Inc.*	42,558	2,013,845
Copart, Inc.*	88,703	3,246,530
Deluxe Corp.	38,750	2,516,037
Herman Miller, Inc.	46,404	1,348,036
HNI Corp.	34,633	1,705,675
MSA Safety, Inc.	24,533	1,071,111
R.R. Donnelley & Sons Co.	155,870	2,567,179
Rollins, Inc.	49,951	1,650,880
Waste Connections, Inc.	96,831	4,185,036

		20,304,329

Communications Equipment 1.0%
ARRIS Group, Inc.*	102,780	2,694,892
Ciena Corp.*	83,133	1,539,623
InterDigital, Inc.	28,992	1,449,020
JDS Uniphase Corp.*	180,875	2,197,631

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
Plantronics, Inc.	33,487	$1,534,709
Polycom, Inc.*	106,470	1,416,051
Riverbed Technology, Inc.*	121,005	2,490,283

		13,322,209

Construction & Engineering 0.5%
AECOM*	120,003	3,050,476
Granite Construction, Inc.	28,099	957,614
KBR, Inc.	113,178	1,870,833

		5,878,923

Construction Materials 0.2%
Eagle Materials, Inc.	39,212	2,792,679

Consumer Finance 0.2%
SLM Corp.	330,127	3,007,457

Containers & Packaging 2.0%
AptarGroup, Inc.	50,497	3,186,866
Bemis Co., Inc.	77,921	3,451,900
Greif, Inc., Class A	26,440	1,010,008
Packaging Corp. of America	76,753	5,821,715
Rock-Tenn Co., Class A	109,261	7,091,039
Silgan Holdings, Inc.	34,021	1,749,020
Sonoco Products Co.	78,997	3,491,667

		25,802,215

Distributors 0.5%
LKQ Corp.*	236,414	6,101,845

Diversified Consumer Services 1.0%
Apollo Education Group, Inc.*	75,351	1,903,366
DeVry Education Group, Inc.	44,851	1,902,131
Graham Holdings Co., Class B	3,435	3,212,824
Service Corp. International	161,991	3,665,856
Sotheby’s	47,901	2,038,188

		12,722,365

Diversified Financial Services 0.7%
CBOE Holdings, Inc.	65,843	4,244,898
MSCI, Inc.	87,399	4,703,814

		8,948,712

Electric Utilities 1.8%
Cleco Corp.	47,103	2,560,519
Great Plains Energy, Inc.	120,031	3,549,317
Hawaiian Electric Industries, Inc.	80,012	2,744,412
IDACORP, Inc.	39,216	2,663,158
OGE Energy Corp.	155,498	5,470,420
PNM Resources, Inc.	62,139	1,895,239
Westar Energy, Inc.	101,994	4,357,184

		23,240,249

Electrical Equipment 0.9%
Acuity Brands, Inc.	33,834	5,071,378
Hubbell, Inc., Class B	42,379	4,493,869
Regal-Beloit Corp.	34,863	2,400,318

		11,965,565

Electronic Equipment, Instruments & Components 3.5%
Arrow Electronics, Inc.*	75,602	4,161,134
Avnet, Inc.	106,918	4,449,927
Belden, Inc.	33,402	2,770,362
Cognex Corp.*	67,907	2,495,582
FEI Co.	32,415	2,665,161
Ingram Micro, Inc., Class A*	121,651	3,063,172
IPG Photonics Corp.*(a)	27,682	2,066,185
Itron, Inc.*	30,470	1,133,789
Jabil Circuit, Inc.	150,874	3,109,513
Keysight Technologies, Inc.*	130,674	4,363,205
Knowles Corp.*(a)	66,341	1,407,093
National Instruments Corp.	78,631	2,365,220
Tech Data Corp.*	29,843	1,704,035
Trimble Navigation Ltd.*	202,063	4,817,182
Vishay Intertechnology, Inc.	105,827	1,441,364
Zebra Technologies Corp., Class A*	39,726	3,315,532

		45,328,456

Energy Equipment & Services 2.0%
Atwood Oceanics, Inc.	46,691	1,334,429
CARBO Ceramics, Inc.(a)	15,163	497,043
Dresser-Rand Group, Inc.*	59,799	4,788,704
Dril-Quip, Inc.*	30,794	2,285,838
Helix Energy Solutions Group, Inc.*	76,568	1,437,181
Oceaneering International, Inc.	81,924	4,289,541
Oil States International, Inc.*	41,481	1,703,625
Patterson-UTI Energy, Inc.	114,219	1,959,998
Rowan Cos. PLC, Class A	97,156	2,051,935
Superior Energy Services, Inc.	118,712	2,374,240
Tidewater, Inc.(a)	38,792	1,135,054
Unit Corp.*	35,965	1,071,038

		24,928,626

Food & Staples Retailing 0.4%
SUPERVALU, Inc.*	160,922	1,567,380
United Natural Foods, Inc.*	38,919	3,007,661

		4,575,041

Food Products 1.9%
Dean Foods Co.	73,191	1,326,221
Flowers Foods, Inc.	144,118	2,818,948
Hain Celestial Group, Inc. (The)*	78,734	4,154,793
Ingredion, Inc.	56,064	4,521,001
Lancaster Colony Corp.	15,144	1,361,900
Post Holdings, Inc.*	40,058	1,892,741
Tootsie Roll Industries, Inc.(a)	15,327	478,049
TreeHouse Foods, Inc.*	33,021	2,995,005

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
WhiteWave Foods Co. (The)*	136,024	$4,484,711

		24,033,369

Gas Utilities 1.7%
Atmos Energy Corp.	78,321	4,457,248
National Fuel Gas Co.	65,680	4,166,082
ONE Gas, Inc.	40,608	1,794,468
Questar Corp.	136,725	3,548,014
UGI Corp.	134,517	4,975,784
WGL Holdings, Inc.	38,779	2,191,013

		21,132,609

Health Care Equipment & Supplies 3.4%
Align Technology, Inc.*	56,373	2,990,588
Cooper Cos., Inc. (The)	37,667	5,938,202
Halyard Health, Inc.*	36,303	1,618,025
Hill-Rom Holdings, Inc.	44,872	2,143,087
Hologic, Inc.*	189,137	5,743,145
IDEXX Laboratories, Inc.*	37,199	5,893,066
ResMed, Inc.(a)	108,788	6,795,986
Sirona Dental Systems, Inc.*	43,198	3,897,324
STERIS Corp.	46,357	3,023,403
Teleflex, Inc.	32,309	3,539,774
Thoratec Corp.*	42,905	1,539,860

		43,122,460

Health Care Providers & Services 3.3%
Centene Corp.*	45,770	4,996,253
Community Health Systems, Inc.*	90,717	4,270,049
Health Net, Inc.*	60,787	3,292,832
Henry Schein, Inc.*	65,701	9,071,337
LifePoint Hospitals, Inc.*	35,319	2,304,211
MEDNAX, Inc.*	78,339	5,318,435
Omnicare, Inc.	76,364	5,725,773
Owens & Minor, Inc.	49,209	1,684,424
VCA, Inc.*	65,629	3,419,271
WellCare Health Plans, Inc.*	34,252	2,495,258

		42,577,843

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	132,186	1,574,335
HMS Holdings Corp. *	68,484	1,354,956

		2,929,291

Hotels, Restaurants & Leisure 1.6%
Brinker International, Inc.	49,582	2,897,076
Cheesecake Factory, Inc. (The)	35,908	1,885,529
Domino’s Pizza, Inc.	42,912	4,250,434
International Game Technology	193,006	3,265,661
International Speedway Corp., Class A	21,687	630,875
Life Time Fitness, Inc.*	28,078	1,535,024
Panera Bread Co., Class A*	19,988	3,435,138
Wendy’s Co. (The)	213,713	2,252,535

		20,152,272

Household Durables 1.7%
Jarden Corp.*	139,577	6,702,487
KB Home(a)	71,029	885,021
M.D.C. Holdings, Inc.(a)	30,383	759,575
NVR, Inc.*	3,036	3,807,842
Tempur Sealy International, Inc.*	47,518	2,614,916
Toll Brothers, Inc.*	126,306	4,372,714
Tupperware Brands Corp.	39,296	2,656,803

		21,799,358

Household Products 1.1%
Church & Dwight Co., Inc.	104,365	8,445,216
Energizer Holdings, Inc.	48,445	6,201,444

		14,646,660

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	50,059	4,489,291

Information Technology Services 2.8%
Acxiom Corp.*	60,075	1,093,365
Broadridge Financial Solutions, Inc.	93,629	4,493,256
Convergys Corp.	78,280	1,499,845
CoreLogic, Inc.*	70,008	2,324,266
DST Systems, Inc.	22,862	2,210,755
Gartner, Inc.*	68,675	5,783,808
Global Payments, Inc.	52,767	4,607,087
Jack Henry & Associates, Inc.	63,797	3,915,222
Leidos Holdings, Inc.	48,536	2,009,390
NeuStar, Inc., Class A*(a)	42,810	1,125,475
Science Applications International Corp.	31,546	1,538,814
VeriFone Systems, Inc.*	88,201	2,768,629
WEX, Inc.*	30,244	2,783,960

		36,153,872

Insurance 4.7%
Alleghany Corp.*	12,565	5,554,861
American Financial Group, Inc.	57,583	3,342,117
Arthur J. Gallagher & Co.	125,896	5,593,559
Aspen Insurance Holdings Ltd.	48,549	2,103,143
Brown & Brown, Inc.	91,968	2,837,213
Everest Re Group Ltd.	35,299	6,049,543
First American Financial Corp.	83,681	2,846,828
Hanover Insurance Group, Inc. (The)	34,349	2,370,081
HCC Insurance Holdings, Inc.	75,518	4,028,130
Kemper Corp.	39,030	1,362,537
Mercury General Corp.	28,430	1,624,774
Old Republic International Corp.	189,281	2,657,505
Primerica, Inc.	41,456	2,057,876
Protective Life Corp.	61,523	4,303,534

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Reinsurance Group of America, Inc.	53,593	$4,438,036
RenaissanceRe Holdings Ltd.	30,058	2,874,447
StanCorp Financial Group, Inc.	32,796	2,034,664
W.R. Berkley Corp.	79,206	3,880,302

		59,959,150

Internet & Catalog Retail 0.2%
HSN, Inc.	25,330	1,961,555

Internet Software & Services 1.3%
AOL, Inc.*	60,761	2,627,913
Equinix, Inc.	42,754	9,271,633
Rackspace Hosting, Inc.*	92,954	4,179,212

		16,078,758

Leisure Products 0.8%
Brunswick Corp.	72,517	3,936,223
Polaris Industries, Inc.	47,656	6,890,581

		10,826,804

Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Inc., Class A*	16,040	1,836,099
Bio-Techne Corp.	28,924	2,690,511
Charles River Laboratories International, Inc.*	36,605	2,538,557
Covance, Inc.*	44,144	4,688,534
Mettler-Toledo International, Inc.*	22,271	6,769,270

		18,522,971

Machinery 4.3%
AGCO Corp.	65,297	2,829,972
CLARCOR, Inc.	39,104	2,445,173
Crane Co.	38,652	2,355,839
Donaldson Co., Inc.	99,623	3,642,217
Graco, Inc.	46,394	3,305,109
Harsco Corp.	63,039	930,456
IDEX Corp.	61,941	4,481,431
ITT Corp.	71,460	2,558,983
Kennametal, Inc.	61,712	1,938,991
Lincoln Electric Holdings, Inc.	60,601	4,115,414
Nordson Corp.	45,779	3,335,458
Oshkosh Corp.	62,257	2,667,712
SPX Corp.	32,042	2,677,750
Terex Corp.	84,566	1,901,044
Timken Co. (The)	58,117	2,209,027
Trinity Industries, Inc.	121,418	3,213,934
Valmont Industries, Inc.(a)	19,196	2,305,824
Wabtec Corp.	75,093	6,266,511
Woodward, Inc.	45,538	2,031,450

		55,212,295

Marine 0.3%
Kirby Corp.*	44,514	3,226,820

Media 1.3%
AMC Networks, Inc., Class A*	46,129	3,076,804
Cinemark Holdings, Inc.	81,240	3,019,691
DreamWorks Animation SKG, Inc., Class A*(a)	56,507	1,054,986
John Wiley & Sons, Inc., Class A	36,602	2,267,860
Live Nation Entertainment, Inc.*	112,709	2,679,093
Meredith Corp.	28,435	1,480,326
New York Times Co. (The), Class A	102,011	1,284,318
Time, Inc.	85,054	2,129,752

		16,992,830

Metals & Mining 1.6%
Carpenter Technology Corp.	41,532	1,575,724
Cliffs Natural Resources, Inc.(a)	119,175	765,104
Commercial Metals Co.	92,174	1,236,975
Compass Minerals International, Inc.	26,203	2,290,142
Reliance Steel & Aluminum Co.	60,910	3,189,857
Royal Gold, Inc.	50,861	3,685,388
Steel Dynamics, Inc.	187,558	3,195,988
TimkenSteel Corp.	29,905	807,435
United States Steel Corp.(a)	113,498	2,773,891
Worthington Industries, Inc.	39,530	1,183,133

		20,703,637

Multiline Retail 0.3%
Big Lots, Inc.	41,698	1,914,355
J.C. Penney Co., Inc.*(a)	237,816	1,728,922

		3,643,277

Multi-Utilities 1.1%
Alliant Energy Corp.	86,547	5,937,989
Black Hills Corp.	34,836	1,747,374
MDU Resources Group, Inc.	151,430	3,423,832
Vectren Corp.	64,391	3,085,617

		14,194,812

Oil, Gas & Consumable Fuels 1.8%
California Resources Corp.*	238,191	1,219,538
Energen Corp.	57,109	3,621,853
Gulfport Energy Corp.*	66,726	2,568,284
HollyFrontier Corp.	152,703	5,485,092
Peabody Energy Corp.(a)	211,757	1,319,246
Rosetta Resources, Inc.*	47,967	818,797
SM Energy Co.	52,584	1,988,727
Western Refining, Inc.	56,929	2,113,774
World Fuel Services Corp.	56,219	2,753,044
WPX Energy, Inc.*	158,651	1,691,219

		23,579,574

Paper & Forest Products 0.3%
Domtar Corp.	50,294	1,926,260
Louisiana-Pacific Corp.*(a)	110,941	1,816,104

		3,742,364

Pharmaceuticals 0.7%
Akorn, Inc.*	57,927	2,466,531
Salix Pharmaceuticals Ltd.*	49,713	6,694,850

		9,161,381

Professional Services 1.1%
Corporate Executive Board Co. (The)	26,243	1,798,170
FTI Consulting, Inc.*	32,002	1,301,521
ManpowerGroup, Inc.	61,740	4,499,611
Towers Watson & Co., Class A	54,561	6,465,479

		14,064,781

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) 10.9%
Alexandria Real Estate Equities, Inc.	56,177	$5,478,381
American Campus Communities, Inc.	82,006	3,604,984
BioMed Realty Trust, Inc.	154,032	3,766,082
Camden Property Trust	67,403	5,193,401
Corporate Office Properties Trust	72,178	2,165,340
Corrections Corp. of America	90,867	3,572,890
Duke Realty Corp.	266,587	5,819,594
Equity One, Inc.	59,891	1,631,431
Extra Space Storage, Inc.	86,217	5,690,322
Federal Realty Investment Trust	53,154	7,641,951
Highwoods Properties, Inc.	71,203	3,346,541
Home Properties, Inc.	44,754	3,155,157
Hospitality Properties Trust	116,942	3,811,140
Kilroy Realty Corp.	65,499	4,856,751
Lamar Advertising Co., Class A	62,537	3,503,323
LaSalle Hotel Properties	87,116	3,524,713
Liberty Property Trust	115,887	4,670,246
Mack-Cali Realty Corp.	65,285	1,273,710
Mid-America Apartment Communities, Inc.	58,709	4,656,798
National Retail Properties, Inc.	102,892	4,407,893
Omega Healthcare Investors, Inc.	99,411	4,360,167
Potlatch Corp.	31,669	1,262,326
Rayonier, Inc.	98,863	2,901,629
Realty Income Corp.	173,729	9,435,222
Regency Centers Corp.	72,744	4,987,329
Senior Housing Properties Trust	159,058	3,704,461
SL Green Realty Corp.	75,298	9,487,548
Tanger Factory Outlet Centers, Inc.	74,813	2,943,892
Taubman Centers, Inc.	49,401	4,048,412
UDR, Inc.	199,108	6,622,332
Urban Edge Properties*	68,032	1,615,080
Weingarten Realty Investors	87,760	3,289,245
WP GLIMCHER, Inc.	143,508	2,537,221

		138,965,512

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	35,371	1,353,295
Jones Lang LaSalle, Inc.	34,968	5,143,093

		6,496,388

Road & Rail 1.4%
Con-way, Inc.	45,185	1,851,230
Genesee & Wyoming, Inc., Class A*	39,932	3,292,393
J.B. Hunt Transport Services, Inc.	72,204	5,748,160
Landstar System, Inc.	34,901	2,236,456
Old Dominion Freight Line, Inc.*	53,105	3,723,723
Werner Enterprises, Inc.	34,757	991,617

		17,843,579

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc.*(a)	489,916	1,259,084
Atmel Corp.*	325,593	2,712,190
Cree, Inc.*(a)	93,183	3,294,951
Cypress Semiconductor Corp.*(a)	115,721	1,704,570
Fairchild Semiconductor International, Inc.*	92,655	1,422,254
Integrated Device Technology, Inc.*	115,965	2,121,000
Intersil Corp., Class A	101,034	1,445,796
Qorvo, Inc.*	113,824	8,408,179
Semtech Corp.*	52,073	1,325,779
Silicon Laboratories, Inc.*	30,747	1,345,489
Skyworks Solutions, Inc.	148,740	12,352,857
SunEdison, Inc.*	196,594	3,682,206
Teradyne, Inc.	168,895	3,056,999

		44,131,354

Software 4.4%
ACI Worldwide, Inc.*	89,663	1,656,076
Advent Software, Inc.	34,683	1,451,484
ANSYS, Inc.*	71,702	5,784,200
Cadence Design Systems, Inc.*	228,364	4,108,268
CDK Global, Inc.	125,316	5,659,271
CommVault Systems, Inc.*	33,559	1,462,501
FactSet Research Systems, Inc.	30,289	4,349,197
Fair Isaac Corp.	25,046	1,787,032
Fortinet, Inc.*	108,033	3,229,647
Informatica Corp.*	84,780	3,534,054
Mentor Graphics Corp.	76,323	1,756,192
PTC, Inc.*	90,492	3,023,338
Rovi Corp.*	73,900	1,707,829
SolarWinds, Inc.*	51,336	2,471,828
Solera Holdings, Inc.	53,226	2,746,462
Synopsys, Inc.*	121,567	5,226,165
Tyler Technologies, Inc.*	25,771	2,733,788
Ultimate Software Group, Inc. (The)*	22,133	3,275,905

		55,963,237

Specialty Retail 4.2%
Aaron’s, Inc.	50,318	1,593,068
Abercrombie & Fitch Co., Class A	55,674	1,420,800
Advance Auto Parts, Inc.	56,947	9,054,573
American Eagle Outfitters, Inc.(a)	136,553	1,917,204
Ann, Inc.*	35,663	1,180,445
Ascena Retail Group, Inc.*	102,743	1,187,709
Cabela’s, Inc.*	37,156	2,041,722
Chico’s FAS, Inc.	119,307	1,990,041
CST Brands, Inc.	60,587	2,611,300
Dick’s Sporting Goods, Inc.	76,537	3,953,136
Foot Locker, Inc.	110,848	5,899,331
Guess?, Inc.	49,864	936,446
Murphy USA, Inc.*	33,534	2,341,009
Office Depot, Inc.*	378,178	2,874,153
Rent-A-Center, Inc.	41,269	1,414,701
Signet Jewelers Ltd.	62,551	7,575,552
Williams-Sonoma, Inc.	66,814	5,228,195

		53,219,385

Technology Hardware, Storage & Peripherals 0.7%
3D Systems Corp.*(a)	81,558	2,371,707
Diebold, Inc.	50,418	1,573,042
Lexmark International, Inc., Class A	48,207	1,923,941
NCR Corp.*	131,376	3,336,950

		9,205,640

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc.	41,274	$3,363,418
Deckers Outdoor Corp.*	27,020	1,784,671
Hanesbrands, Inc.	77,931	8,679,955
Kate Spade & Co.*	99,164	3,126,641

		16,954,685

Thrifts & Mortgage Finance 0.5%
New York Community Bancorp, Inc.	345,330	5,335,349
Washington Federal, Inc.	76,592	1,521,117

		6,856,466

Trading Companies & Distributors 0.7%
GATX Corp.	34,481	1,970,589
MSC Industrial Direct Co., Inc., Class A	39,410	2,958,509
NOW, Inc.*(a)	83,525	2,083,949
Watsco, Inc.	21,292	2,317,847

		9,330,894

Water Utilities 0.3%
Aqua America, Inc.	137,799	3,727,463

Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	76,602	1,780,996

Total Common Stocks (cost $883,024,080)		1,254,838,033

Mutual Fund 0.3%

	Shares	Market Value
Money Market Fund 0.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(b)(c)	3,740,197	3,740,197

Total Mutual Fund (cost $3,740,197)		3,740,197

Repurchase Agreement 3.2%

	Principal Amount	Market Value
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $40,527,881, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $41,338,266.(c)	$40,527,712	40,527,712

Total Repurchase Agreement (cost $40,527,712)		40,527,712

Total Investments (cost $927,291,989) (d) — 101.5%		1,299,105,942
Liabilities in excess of other assets — (1.5%)		(18,820,827)

NET ASSETS — 100.0%		$1,280,285,115

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $43,211,249.
(b)	Represents 7-day effective yield as of January 31, 2015.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $44,267,909.
(d)	At January 31, 2015, the tax basis cost of the Fund’s investments was $943,701,371, tax unrealized appreciation and depreciation were $399,428,401 and $(44,023,830), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund

At January 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
207	S&P MID 400 E-Mini	03/20/15	$29,629,980	$(624,151)

At January 31, 2015, the Fund has $1,562,600 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,254,838,033	$—	$—	$1,254,838,033
Mutual Fund	3,740,197	—	—	3,740,197
Repurchase Agreement	—	40,527,712	—	40,527,712

Total Assets	$1,258,578,230	$40,527,712	$—	$1,299,105,942

Liabilities:
Futures Contracts	(624,151)	—	—	(624,151)

Total Liabilities	$(624,151)	$—	$—	$(624,151)

Total	$1,257,954,079	$40,527,712	$—	$1,298,481,791

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Mid Cap Market Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2015

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(624,151)

Total		$(624,151)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 96.9%

	Shares	Market Value
Aerospace & Defense 2.7%
Boeing Co. (The)	99,713	$14,495,279
General Dynamics Corp.	47,347	6,307,094
Honeywell International, Inc.	117,727	11,508,991
L-3 Communications Holdings, Inc.	12,805	1,576,552
Lockheed Martin Corp.	40,386	7,607,511
Northrop Grumman Corp.	30,380	4,768,141
Precision Castparts Corp.	21,437	4,289,544
Raytheon Co.	46,377	4,640,019
Rockwell Collins, Inc.	19,997	1,712,143
Textron, Inc.	41,522	1,767,176
United Technologies Corp.	127,507	14,635,253

		73,307,703

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	22,004	1,567,125
Expeditors International of Washington, Inc.	29,036	1,268,292
FedEx Corp.	39,616	6,699,462
United Parcel Service, Inc., Class B	104,826	10,361,002

		19,895,881

Airlines 0.4%
Delta Air Lines, Inc.	125,871	5,954,957
Southwest Airlines Co.	102,082	4,612,065

		10,567,022

Auto Components 0.4%
BorgWarner, Inc.	34,200	1,847,142
Delphi Automotive PLC	44,531	3,060,616
Goodyear Tire & Rubber Co. (The)	41,302	1,001,160
Johnson Controls, Inc.	100,192	4,655,922

		10,564,840

Automobiles 0.6%
Ford Motor Co.	578,811	8,514,310
General Motors Co.	202,975	6,621,044
Harley-Davidson, Inc.	32,228	1,988,468

		17,123,822

Banks 5.4%
Bank of America Corp.	1,581,551	23,960,498
BB&T Corp.	108,331	3,823,001
Citigroup, Inc.	455,600	21,390,420
Comerica, Inc.	27,029	1,121,703
Fifth Third Bancorp	123,935	2,144,075
Huntington Bancshares, Inc.	122,513	1,227,580
JPMorgan Chase & Co.	562,179	30,571,294
KeyCorp	130,307	1,692,688
M&T Bank Corp.	19,870	2,248,489
PNC Financial Services Group, Inc. (The)	79,138	6,690,327
Regions Financial Corp.	207,034	1,801,196
SunTrust Banks, Inc.	78,428	3,013,204
U.S. Bancorp	269,107	11,278,274
Wells Fargo & Co.	709,942	36,860,189
Zions Bancorporation	30,283	725,581

		148,548,519

Beverages 2.1%
Brown-Forman Corp., Class B	23,532	2,091,289
Coca-Cola Co. (The)	592,847	24,407,511
Coca-Cola Enterprises, Inc.	33,452	1,408,329
Constellation Brands, Inc., Class A*	25,238	2,787,537
Dr Pepper Snapple Group, Inc.	29,241	2,259,452
Molson Coors Brewing Co., Class B	23,968	1,819,890
Monster Beverage Corp.*	21,684	2,535,944
PepsiCo, Inc.	225,073	21,107,346

		58,417,298

Biotechnology 3.0%
Alexion Pharmaceuticals, Inc.*	29,821	5,464,400
Amgen, Inc.	114,397	17,418,087
Biogen Idec, Inc.*	35,515	13,821,018
Celgene Corp.*	120,117	14,313,142
Gilead Sciences, Inc.*	226,886	23,784,459
Regeneron Pharmaceuticals, Inc.*	11,162	4,650,759
Vertex Pharmaceuticals, Inc.*	36,174	3,984,204

		83,436,069

Building Products 0.1%
Allegion PLC	14,321	773,477
Masco Corp.	53,589	1,331,151

		2,104,628

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	8,359	1,717,942
Ameriprise Financial, Inc.	27,754	3,467,585
Bank of New York Mellon Corp. (The)	169,300	6,094,800
BlackRock, Inc.	19,158	6,523,490
Charles Schwab Corp. (The)	172,816	4,489,760
E*TRADE Financial Corp.*	43,289	997,811
Franklin Resources, Inc.	58,971	3,038,775
Goldman Sachs Group, Inc. (The)	60,917	10,502,700
Invesco Ltd.	64,799	2,380,067
Legg Mason, Inc.	14,997	831,434
Morgan Stanley	229,615	7,763,283
Northern Trust Corp.	33,297	2,176,958
State Street Corp.	62,790	4,490,113
T. Rowe Price Group, Inc.	39,012	3,071,025

		57,545,743

Chemicals 2.4%
Air Products & Chemicals, Inc.	28,928	4,212,206
Airgas, Inc.	10,114	1,139,241
CF Industries Holdings, Inc.	7,481	2,284,548
Dow Chemical Co. (The)	166,612	7,524,198
E.I. du Pont de Nemours & Co.	136,247	9,702,149
Eastman Chemical Co.	22,341	1,583,753
Ecolab, Inc.	40,623	4,215,449
FMC Corp.	20,047	1,152,702

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Chemicals (continued)
International Flavors & Fragrances, Inc.	12,180	$1,292,420
LyondellBasell Industries NV, Class A	62,498	4,942,967
Monsanto Co.	72,801	8,589,062
Mosaic Co. (The)	47,472	2,311,412
PPG Industries, Inc.	20,640	4,600,243
Praxair, Inc.	43,821	5,284,374
Sherwin-Williams Co. (The)	12,272	3,329,025
Sigma-Aldrich Corp.	17,913	2,463,396

		64,627,145

Commercial Services & Supplies 0.4%
ADT Corp. (The)(a)	26,255	903,172
Cintas Corp.	14,605	1,149,413
Pitney Bowes, Inc.	30,172	723,525
Republic Services, Inc.	37,970	1,506,650
Stericycle, Inc.*	12,774	1,677,098
Tyco International PLC	62,939	2,568,541
Waste Management, Inc.	64,051	3,294,143

		11,822,542

Communications Equipment 1.5%
Cisco Systems, Inc.	769,027	20,275,397
F5 Networks, Inc.*	11,098	1,238,759
Harris Corp.	15,728	1,055,821
Juniper Networks, Inc.	57,911	1,316,317
Motorola Solutions, Inc.	31,862	1,988,507
QUALCOMM, Inc.	250,037	15,617,311

		41,492,112

Construction & Engineering 0.1%
Fluor Corp.	23,499	1,259,311
Jacobs Engineering Group, Inc.*	19,610	747,141
Quanta Services, Inc.*	32,748	867,167

		2,873,619

Construction Materials 0.1%
Martin Marietta Materials, Inc.	9,310	1,003,059
Vulcan Materials Co.	19,811	1,396,874

		2,399,933

Consumer Finance 0.8%
American Express Co.	133,821	10,798,017
Capital One Financial Corp.	83,614	6,121,381
Discover Financial Services	68,202	3,708,825
Navient Corp.	61,706	1,218,076

		21,846,299

Containers & Packaging 0.2%
Avery Dennison Corp.	13,613	711,552
Ball Corp.	20,596	1,304,345
MeadWestvaco Corp.	25,057	1,259,866
Owens-Illinois, Inc.*	24,451	570,931
Sealed Air Corp.	31,763	1,286,401

		5,133,095

Distributors 0.1%
Genuine Parts Co.	22,991	2,136,784

Diversified Consumer Services 0.1%
H&R Block, Inc.	41,391	1,418,883

Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B*	274,239	39,465,735
CME Group, Inc.	47,621	4,062,071
Intercontinental Exchange, Inc.	16,951	3,487,329
Leucadia National Corp.	47,529	1,077,482
McGraw Hill Financial, Inc.	40,834	3,652,193
Moody’s Corp.	27,609	2,521,530
NASDAQ OMX Group, Inc. (The)	17,631	803,974

		55,070,314

Diversified Telecommunication Services 2.2%
AT&T, Inc.	780,065	25,679,740
CenturyLink, Inc.	85,834	3,190,450
Frontier Communications Corp.(a)	150,110	1,007,988
Level 3 Communications, Inc.*	41,941	2,086,145
Verizon Communications, Inc.	624,070	28,526,240
Windstream Holdings, Inc.(a)	89,660	712,797

		61,203,360

Electric Utilities 1.9%
American Electric Power Co., Inc.	73,580	4,621,560
Duke Energy Corp.	106,371	9,269,169
Edison International	49,002	3,339,486
Entergy Corp.	27,146	2,375,546
Exelon Corp.	129,261	4,658,566
FirstEnergy Corp.	63,290	2,552,486
NextEra Energy, Inc.	65,644	7,170,951
Northeast Utilities	47,648	2,648,276
Pepco Holdings, Inc.	37,895	1,040,218
Pinnacle West Capital Corp.	16,615	1,166,041
PPL Corp.	100,027	3,550,958
Southern Co. (The)	135,326	6,863,735
Xcel Energy, Inc.	76,057	2,854,419

		52,111,411

Electrical Equipment 0.5%
AMETEK, Inc.	36,991	1,771,869
Eaton Corp. PLC	71,378	4,503,238
Emerson Electric Co.	104,319	5,939,924
Rockwell Automation, Inc.	20,421	2,224,255

		14,439,286

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	46,545	2,499,932
Corning, Inc.	192,787	4,582,547
FLIR Systems, Inc.	21,040	635,408
TE Connectivity Ltd.	61,164	4,060,678

		11,778,565

Energy Equipment & Services 1.3%
Baker Hughes, Inc.	65,075	3,773,699
Cameron International Corp.*	29,700	1,329,966
Diamond Offshore Drilling, Inc.(a)	10,192	321,354
Ensco PLC, Class A	35,247	988,326
FMC Technologies, Inc.*	35,174	1,318,322
Halliburton Co.	127,455	5,096,925
Helmerich & Payne, Inc.	16,237	967,076
Nabors Industries Ltd.	44,221	508,984
National Oilwell Varco, Inc.	64,757	3,524,723
Noble Corp. PLC	37,645	610,602
Schlumberger Ltd.	193,520	15,944,113

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
Transocean Ltd.(a)	50,921	$830,012

		35,214,102

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	65,836	9,413,890
CVS Health Corp.	172,404	16,923,177
Kroger Co. (The)	73,858	5,099,895
Sysco Corp.	88,418	3,463,333
Walgreens Boots Alliance, Inc.	130,819	9,647,901
Wal-Mart Stores, Inc.	237,519	20,184,364
Whole Foods Market, Inc.	54,107	2,818,704

		67,551,264

Food Products 1.6%
Archer-Daniels-Midland Co.	96,823	4,514,856
Campbell Soup Co.	26,949	1,232,647
ConAgra Foods, Inc.	63,897	2,263,871
General Mills, Inc.	90,802	4,765,289
Hershey Co. (The)	22,258	2,274,990
Hormel Foods Corp.	20,145	1,031,827
J.M. Smucker Co. (The)	15,315	1,579,742
Kellogg Co.	37,913	2,486,335
Keurig Green Mountain, Inc.	18,276	2,239,907
Kraft Foods Group, Inc.	88,556	5,786,249
McCormick & Co., Inc., Non-Voting Shares	19,426	1,386,822
Mead Johnson Nutrition Co.	30,386	2,992,717
Mondelez International, Inc., Class A	252,647	8,903,280
Tyson Foods, Inc., Class A	44,074	1,720,649

		43,179,181

Gas Utilities 0.0%†
AGL Resources, Inc.	17,889	1,008,582

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	226,458	10,136,260
Baxter International, Inc.	81,511	5,731,038
Becton, Dickinson and Co.	28,873	3,986,784
Boston Scientific Corp.*	199,510	2,954,743
C.R. Bard, Inc.	11,266	1,926,824
CareFusion Corp.*	30,672	1,818,850
DENTSPLY International, Inc.	21,285	1,064,782
Edwards Lifesciences Corp.*	16,090	2,016,881
Intuitive Surgical, Inc.*	5,452	2,695,905
Medtronic PLC	213,132	15,217,609
St. Jude Medical, Inc.	43,002	2,832,542
Stryker Corp.	44,950	4,092,698
Varian Medical Systems, Inc.*	15,039	1,392,010
Zimmer Holdings, Inc.	25,471	2,855,299

		58,722,225

Health Care Providers & Services 2.5%
Aetna, Inc.	52,895	4,856,819
AmerisourceBergen Corp.	31,247	2,970,027
Anthem, Inc.	40,598	5,479,106
Cardinal Health, Inc.	49,776	4,140,865
Cigna Corp.	39,341	4,202,799
DaVita HealthCare Partners, Inc.*	25,859	1,940,977
Express Scripts Holding Co.*	110,374	8,908,286
HCA Holdings, Inc.*	45,578	3,226,922
Humana, Inc.	23,062	3,377,199
Laboratory Corp of America Holdings*	12,711	1,458,969
McKesson Corp.	34,873	7,415,743
Patterson Cos., Inc.	12,810	641,653
Quest Diagnostics, Inc.	21,741	1,545,133
Tenet Healthcare Corp.*	14,775	624,687
UnitedHealth Group, Inc.	144,343	15,336,444
Universal Health Services, Inc., Class B	13,696	1,404,251

		67,529,880

Health Care Technology 0.1%
Cerner Corp.*	45,709	3,032,792

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	67,743	2,977,982
Chipotle Mexican Grill, Inc.*	4,665	3,311,404
Darden Restaurants, Inc.	19,954	1,224,777
Marriott International, Inc., Class A	31,964	2,381,318
McDonald’s Corp.	146,360	13,529,518
Royal Caribbean Cruises Ltd.	25,119	1,897,741
Starbucks Corp.	112,538	9,850,451
Starwood Hotels & Resorts Worldwide, Inc.	26,859	1,933,042
Wyndham Worldwide Corp.	18,541	1,553,550
Wynn Resorts Ltd.	12,184	1,802,623
Yum! Brands, Inc.	65,797	4,755,807

		45,218,213

Household Durables 0.4%
D.R. Horton, Inc.	49,907	1,223,720
Garmin Ltd.	18,124	948,973
Harman International Industries, Inc.	10,307	1,336,096
Leggett & Platt, Inc.	20,704	882,611
Lennar Corp., Class A	26,861	1,206,327
Mohawk Industries, Inc.*	9,320	1,538,173
Newell Rubbermaid, Inc.	40,778	1,503,485
PulteGroup, Inc.	50,198	1,033,577
Whirlpool Corp.	11,712	2,331,625

		12,004,587

Household Products 1.9%
Clorox Co. (The)	19,463	2,076,897
Colgate-Palmolive Co.	128,843	8,699,479
Kimberly-Clark Corp.	56,015	6,047,380
Procter & Gamble Co. (The)	406,366	34,252,590

		51,076,346

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	98,677	1,205,833
NRG Energy, Inc.	50,859	1,254,183

		2,460,016

Industrial Conglomerates 2.2%
3M Co.	96,373	15,641,338
Danaher Corp.	91,941	7,574,100
General Electric Co.	1,510,224	36,079,251
Roper Industries, Inc.	15,064	2,324,978

		61,619,667

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services 3.2%
Accenture PLC, Class A	94,372	$7,930,079
Alliance Data Systems Corp.*	9,614	2,776,812
Automatic Data Processing, Inc.	72,499	5,983,343
Cognizant Technology Solutions Corp., Class A*	91,579	4,957,171
Computer Sciences Corp.	21,133	1,282,350
Fidelity National Information Services, Inc.	42,677	2,664,325
Fiserv, Inc.*	36,694	2,661,416
International Business Machines Corp.	138,415	21,220,404
MasterCard, Inc., Class A	147,372	12,088,925
Paychex, Inc.	49,115	2,222,945
Teradata Corp.*	22,979	1,023,944
Total System Services, Inc.	24,663	872,330
Visa, Inc., Class A	73,453	18,723,904
Western Union Co. (The)	78,614	1,336,438
Xerox Corp.	161,397	2,125,599

		87,869,985

Insurance 2.6%
ACE Ltd.	49,892	5,386,340
Aflac, Inc.	67,767	3,868,140
Allstate Corp. (The)	63,082	4,402,493
American International Group, Inc.	210,534	10,288,797
Aon PLC	42,884	3,861,704
Assurant, Inc.	10,461	664,378
Chubb Corp. (The)	35,466	3,472,121
Cincinnati Financial Corp.	22,117	1,117,130
Genworth Financial, Inc., Class A*	75,890	529,712
Hartford Financial Services Group, Inc. (The)	64,897	2,524,493
Lincoln National Corp.	39,074	1,952,919
Loews Corp.	45,021	1,722,503
Marsh & McLennan Cos., Inc.	81,350	4,374,190
MetLife, Inc.	170,851	7,944,572
Principal Financial Group, Inc.	41,078	1,927,791
Progressive Corp. (The)*	80,453	2,087,755
Prudential Financial, Inc.	68,881	5,226,690
Torchmark Corp.	19,352	968,955
Travelers Cos., Inc. (The)	49,841	5,124,652
Unum Group	37,905	1,177,329
XL Group PLC	38,817	1,338,798

		69,961,462

Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	57,098	20,242,954
Expedia, Inc.	14,848	1,275,889
Netflix, Inc.*	9,061	4,003,150
Priceline Group, Inc. (The)*	7,874	7,948,645
TripAdvisor, Inc.*	16,769	1,123,691

		34,594,329

Internet Software & Services 3.2%
Akamai Technologies, Inc.*	26,773	1,556,984
eBay, Inc.*	170,026	9,011,378
Facebook, Inc., Class A*	314,445	23,869,520
Google, Inc., Class A*	42,868	23,043,693
Google, Inc., Class C*	42,828	22,892,422
VeriSign, Inc.*	16,391	892,982
Yahoo!, Inc.*	132,502	5,828,763

		87,095,742

Leisure Products 0.1%
Hasbro, Inc.	16,991	933,146
Mattel, Inc.	50,965	1,370,958

		2,304,104

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	50,164	1,894,694
PerkinElmer, Inc.	16,798	767,837
Thermo Fisher Scientific, Inc.	60,161	7,532,759
Waters Corp.*	12,526	1,491,220

		11,686,510

Machinery 1.5%
Caterpillar, Inc.	91,047	7,281,029
Cummins, Inc.	25,553	3,563,622
Deere & Co.	53,905	4,592,167
Dover Corp.	24,873	1,742,105
Flowserve Corp.	20,504	1,117,263
Illinois Tool Works, Inc.	54,091	5,035,331
Ingersoll-Rand PLC	39,928	2,651,219
Joy Global, Inc.	14,572	611,150
PACCAR, Inc.	53,257	3,201,278
Pall Corp.	16,024	1,550,482
Parker-Hannifin Corp.	22,357	2,603,696
Pentair PLC	28,096	1,736,614
Snap-on, Inc.	8,741	1,160,018
Stanley Black & Decker, Inc.	23,562	2,206,581
Xylem, Inc.	27,360	932,976

		39,985,531

Media 3.3%
Cablevision Systems Corp., Class A	32,698	618,646
CBS Corp. Non-Voting Shares, Class B	71,712	3,930,535
Comcast Corp., Class A	387,446	20,590,818
DIRECTV*	75,533	6,441,454
Discovery Communications, Inc., Class A*	22,331	647,264
Discovery Communications, Inc., Class C*	41,106	1,146,035
Gannett Co., Inc.	33,972	1,053,472
Interpublic Group of Cos., Inc. (The)	62,911	1,254,445
News Corp., Class A*	75,043	1,117,390
Omnicom Group, Inc.	37,327	2,717,406
Scripps Networks Interactive, Inc., Class A	15,263	1,085,047
Time Warner Cable, Inc.	42,185	5,742,644
Time Warner, Inc.	126,101	9,827,051
Twenty-First Century Fox, Inc., Class A	278,865	9,247,163
Viacom, Inc., Class B	55,560	3,579,175
Walt Disney Co. (The)	234,615	21,340,581

		90,339,126

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Metals & Mining 0.4%
Alcoa, Inc.	177,299	$2,774,729
Allegheny Technologies, Inc.	16,618	474,112
Freeport-McMoRan, Inc.	156,283	2,627,117
Newmont Mining Corp.	75,029	1,886,979
Nucor Corp.	47,980	2,094,327

		9,857,264

Multiline Retail 0.7%
Dollar General Corp.*	45,636	3,060,350
Dollar Tree, Inc.*	30,932	2,199,265
Family Dollar Stores, Inc.	14,449	1,099,569
Kohl’s Corp.	30,385	1,814,592
Macy’s, Inc.	51,931	3,317,353
Nordstrom, Inc.	21,176	1,613,611
Target Corp.	95,795	7,051,470

		20,156,210

Multi-Utilities 1.3%
Ameren Corp.	36,496	1,652,539
CenterPoint Energy, Inc.	64,649	1,492,745
CMS Energy Corp.	41,374	1,561,041
Consolidated Edison, Inc.	44,051	3,051,853
Dominion Resources, Inc.	87,817	6,752,249
DTE Energy Co.	26,621	2,386,839
Integrys Energy Group, Inc.	11,961	970,037
NiSource, Inc.	47,485	2,054,201
PG&E Corp.	71,453	4,202,151
Public Service Enterprise Group, Inc.	76,110	3,248,375
SCANA Corp.	21,443	1,367,420
Sempra Energy	34,763	3,890,675
TECO Energy, Inc.	35,199	750,795
Wisconsin Energy Corp.	33,921	1,891,774

		35,272,694

Oil, Gas & Consumable Fuels 6.7%
Anadarko Petroleum Corp.	76,167	6,226,652
Apache Corp.	56,623	3,542,901
Cabot Oil & Gas Corp.	62,123	1,646,259
Chesapeake Energy Corp.	78,035	1,496,711
Chevron Corp.	284,297	29,148,971
Cimarex Energy Co.	13,124	1,354,397
ConocoPhillips	185,117	11,658,669
CONSOL Energy, Inc.	34,625	1,002,394
Denbury Resources, Inc.(a)	53,848	371,551
Devon Energy Corp.	57,837	3,485,836
EOG Resources, Inc.	82,417	7,337,586
EQT Corp.	22,789	1,696,413
Exxon Mobil Corp.	636,820	55,670,804
Hess Corp.	38,221	2,579,535
Kinder Morgan, Inc.	255,533	10,489,630
Marathon Oil Corp.	101,507	2,700,086
Marathon Petroleum Corp.	42,141	3,901,835
Murphy Oil Corp.	25,098	1,127,151
Newfield Exploration Co.*	20,883	621,896
Noble Energy, Inc.	54,201	2,587,556
Occidental Petroleum Corp.	116,618	9,329,440
ONEOK, Inc.	31,317	1,378,888
Phillips 66	83,245	5,853,788
Pioneer Natural Resources Co.	22,394	3,370,969
QEP Resources, Inc.	25,322	512,011
Range Resources Corp.	25,376	1,174,148
Southwestern Energy Co.*	53,115	1,316,721
Spectra Energy Corp.	100,918	3,374,698
Tesoro Corp.	18,990	1,552,053
Valero Energy Corp.	78,395	4,145,528
Williams Cos., Inc. (The)	101,175	4,437,535

		185,092,612

Paper & Forest Products 0.1%
International Paper Co.	63,712	3,355,074

Personal Products 0.1%
Avon Products, Inc.	66,424	514,122
Estee Lauder Cos., Inc. (The), Class A	33,687	2,377,965

		2,892,087

Pharmaceuticals 6.3%
AbbVie, Inc.	239,611	14,460,524
Actavis PLC*	39,863	10,625,084
Allergan, Inc.	44,802	9,823,286
Bristol-Myers Squibb Co.	249,463	15,035,135
Eli Lilly & Co.	147,356	10,609,632
Endo International PLC*	24,987	1,989,215
Hospira, Inc.*	25,451	1,614,357
Johnson & Johnson	420,952	42,154,133
Mallinckrodt PLC*	17,490	1,853,765
Merck & Co., Inc.	428,739	25,844,387
Mylan, Inc.*	56,291	2,991,867
Perrigo Co. PLC	21,171	3,212,488
Pfizer, Inc.	947,545	29,610,781
Zoetis, Inc.	75,400	3,221,842

		173,046,496

Professional Services 0.2%
Dun & Bradstreet Corp. (The)	5,392	620,673
Equifax, Inc.	18,139	1,532,020
Nielsen NV	48,719	2,122,199
Robert Half International, Inc.	20,446	1,187,095

		5,461,987

Real Estate Investment Trusts (REITs) 2.5%
American Tower Corp.	59,626	5,780,741
Apartment Investment & Management Co., Class A	21,786	868,390
AvalonBay Communities, Inc.	19,854	3,434,543
Boston Properties, Inc.	23,027	3,196,148
Crown Castle International Corp.	50,212	4,343,840
Equity Residential	54,499	4,229,667
Essex Property Trust, Inc.	9,618	2,174,149
General Growth Properties, Inc.	94,381	2,848,419
HCP, Inc.	69,074	3,266,509
Health Care REIT, Inc.	49,282	4,038,660
Host Hotels & Resorts, Inc.	113,904	2,607,262
Iron Mountain, Inc.	28,049	1,117,472

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	61,885	$1,711,120
Macerich Co. (The)	21,166	1,820,488
Plum Creek Timber Co., Inc.	26,459	1,177,955
Prologis, Inc.	75,199	3,394,483
Public Storage	21,821	4,382,530
Simon Property Group, Inc.	46,739	9,285,170
Urban Edge Properties*	1	12
Ventas, Inc.	48,121	3,840,537
Vornado Realty Trust	26,259	2,900,044
Weyerhaeuser Co.	78,866	2,827,346

		69,245,485

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	42,059	1,360,188

Road & Rail 1.0%
CSX Corp.	149,703	4,985,110
Kansas City Southern	16,599	1,827,384
Norfolk Southern Corp.	46,539	4,745,582
Ryder System, Inc.	7,894	653,544
Union Pacific Corp.	133,711	15,672,266

		27,883,886

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	45,849	1,509,578
Analog Devices, Inc.	46,807	2,438,879
Applied Materials, Inc.	183,243	4,185,270
Avago Technologies Ltd.	38,036	3,913,144
Broadcom Corp., Class A	81,024	3,438,254
First Solar, Inc.*	11,485	486,045
Intel Corp.	727,128	24,024,309
KLA-Tencor Corp.	24,740	1,520,768
Lam Research Corp.	23,909	1,827,604
Linear Technology Corp.	35,879	1,612,402
Microchip Technology, Inc.(a)	30,230	1,363,373
Micron Technology, Inc.*	161,442	4,724,600
NVIDIA Corp.	77,670	1,491,652
Texas Instruments, Inc.	158,859	8,491,014
Xilinx, Inc.	39,778	1,534,436

		62,561,328

Software 3.5%
Adobe Systems, Inc.*	71,258	4,997,323
Autodesk, Inc.*	34,221	1,848,105
CA, Inc.	48,184	1,459,975
Citrix Systems, Inc.*	24,213	1,434,862
Electronic Arts, Inc.*	46,767	2,565,638
Intuit, Inc.	42,943	3,728,311
Microsoft Corp.	1,239,622	50,080,729
Oracle Corp.	486,485	20,378,857
Red Hat, Inc.*	28,251	1,802,131
salesforce.com, Inc.*	88,257	4,982,108
Symantec Corp.	103,801	2,571,151

		95,849,190

Specialty Retail 2.3%
AutoNation, Inc.*	11,144	664,405
AutoZone, Inc.*	4,819	2,876,750
Bed Bath & Beyond, Inc.*	27,862	2,083,242
Best Buy Co., Inc.	43,790	1,541,408
CarMax, Inc.*	32,397	2,011,854
GameStop Corp., Class A(a)	16,088	567,102
Gap, Inc. (The)	40,139	1,653,325
Home Depot, Inc. (The)	198,187	20,694,686
L Brands, Inc.	36,977	3,129,363
Lowe’s Cos., Inc.	146,317	9,914,440
O’Reilly Automotive, Inc.*	15,258	2,858,739
PetSmart, Inc.	14,954	1,221,817
Ross Stores, Inc.	31,559	2,894,276
Staples, Inc.	96,235	1,640,807
Tiffany & Co.	16,927	1,466,555
TJX Cos., Inc. (The)	103,606	6,831,780
Tractor Supply Co.	20,447	1,659,683
Urban Outfitters, Inc.*	15,280	532,661

		64,242,893

Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	881,996	103,334,651
EMC Corp.	306,034	7,935,462
Hewlett-Packard Co.	280,671	10,140,643
NetApp, Inc.	46,882	1,772,140
SanDisk Corp.	33,186	2,519,149
Seagate Technology PLC	49,217	2,777,808
Western Digital Corp.	32,832	3,192,255

		131,672,108

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	41,454	1,541,674
Fossil Group, Inc.*	6,726	657,803
Michael Kors Holdings Ltd.*	30,970	2,192,366
NIKE, Inc., Class B	104,946	9,681,268
PVH Corp.	12,393	1,366,452
Ralph Lauren Corp.	9,103	1,519,200
Under Armour, Inc., Class A*	25,072	1,807,190
VF Corp.	51,962	3,604,604

		22,370,557

Thrifts & Mortgage Finance 0.0%†
Hudson City Bancorp, Inc.	71,556	641,858
People’s United Financial, Inc.	46,103	648,669

		1,290,527

Tobacco 1.5%
Altria Group, Inc.	297,241	15,783,497
Lorillard, Inc.	54,147	3,552,584
Philip Morris International, Inc.	233,662	18,749,039
Reynolds American, Inc.	46,346	3,149,211

		41,234,331

Trading Companies & Distributors 0.2%
Fastenal Co.(a)	41,021	1,821,332
United Rentals, Inc.*	15,013	1,243,827
W.W. Grainger, Inc.	9,127	2,152,512

		5,217,671

Total Common Stocks (cost $1,662,106,818)		2,660,381,105

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund

Mutual Fund 0.0%†

	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(b)(c)	668,874	$668,874

Total Mutual Fund (cost $668,874)		668,874

Repurchase Agreement 0.3%

	Principal Amount	Market Value
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $7,247,763, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $7,392,687.(c)	$7,247,733	7,247,733
Total Repurchase Agreement (cost $7,247,733)		7,247,733

Total Investments (cost $1,670,023,425)(d) — 97.2%		2,668,297,712
Other assets in excess of liabilities — 2.8%		75,533,702

NET ASSETS — 100.0%		$2,743,831,414

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $7,721,020.
(b)	Represents 7-day effective yield as of January 31, 2015.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $7,916,607.
(d)	At January 31, 2015, the tax basis cost of the Fund’s investments was $1,734,587,844, tax unrealized appreciation and depreciation were $977,072,533 and $(43,362,665), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund

At January 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
776	E-mini S&P 500	03/20/15	$77,149,920	$(2,069,720)

At January 31, 2015, the fund has $3,681,000 segregated as collatereral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,660,381,105	$—	$—	$2,660,381,105
Mutual Fund	668,874	—	—	668,874
Repurchase Agreement	—	7,247,733	—	7,247,733

Total Assets	$2,661,049,979	$7,247,733	$—	$2,668,297,712

Liabilities:
Futures Contracts	(2,069,720)	—	—	(2,069,720)

Total Liabilities	$(2,069,720)	$—	$—	$(2,069,720)

Total	$2,658,980,259	$7,247,733	$—	$2,666,227,992

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide S&P 500 Index Fund

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2015

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(2,069,720)

Total		$(2,069,720)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 98.0%

	Shares	Market Value
Aerospace & Defense 1.7%
AAR Corp.	17,930	$513,874
Aerovironment, Inc.*	8,725	223,273
American Science & Engineering, Inc.	3,594	166,762
Astronics Corp.*	8,521	474,535
Cubic Corp.	9,325	487,604
Curtiss-Wright Corp.	21,832	1,452,483
DigitalGlobe, Inc.*	34,280	921,789
Ducommun, Inc.*	4,896	127,149
Engility Holdings, Inc.*	7,894	314,971
Esterline Technologies Corp.*	14,410	1,615,217
GenCorp, Inc.*	27,281	458,321
HEICO Corp.	30,109	1,827,014
KEYW Holding Corp. (The)*(a)	14,950	132,906
Kratos Defense & Security Solutions, Inc.*	19,705	95,766
LMI Aerospace, Inc.*	4,777	67,833
Moog, Inc., Class A*	18,738	1,317,281
National Presto Industries, Inc. (a)	2,220	139,860
Orbital Sciences Corp.*	27,493	772,278
SIFCO Industries, Inc.	1,184	34,324
Sparton Corp.*	4,603	108,079
TASER International, Inc.*(a)	24,338	657,369
Teledyne Technologies, Inc.*	17,030	1,618,531

		13,527,219

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	23,515	195,880
Atlas Air Worldwide Holdings, Inc.*	11,442	517,178
Echo Global Logistics, Inc.*	10,648	281,107
Forward Air Corp.	14,127	634,302
Hub Group, Inc., Class A*	16,655	556,277
Park-Ohio Holdings Corp.	3,928	209,873
UTi Worldwide, Inc.*	41,289	490,101
XPO Logistics, Inc.*(a)	23,724	872,806

		3,757,524

Airlines 0.5%
Allegiant Travel Co.	6,241	1,131,306
Hawaiian Holdings, Inc.*(a)	20,340	395,409
JetBlue Airways Corp.*(a)	112,610	1,890,722
Republic Airways Holdings, Inc.*	22,460	309,050
SkyWest, Inc.	22,951	288,035
Virgin America, Inc.*	6,953	233,204

		4,247,726

Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	30,640	746,084
Cooper Tire & Rubber Co.	26,392	918,178
Cooper-Standard Holding, Inc.*	6,242	326,144
Dana Holding Corp.	76,644	1,599,560
Dorman Products, Inc.*(a)	12,238	559,644
Drew Industries, Inc.*	10,684	537,191
Federal-Mogul Holdings Corp.*	13,171	178,204
Fox Factory Holding Corp.*	5,032	76,436
Fuel Systems Solutions, Inc.*	6,041	64,880
Gentherm, Inc.*	15,954	586,788
Modine Manufacturing Co.*	21,453	261,512
Motorcar Parts of America, Inc.*	8,025	209,613
Remy International, Inc.	13,973	297,206
Shiloh Industries, Inc.*	3,733	45,655
Spartan Motors, Inc.	15,855	82,605
Standard Motor Products, Inc.	8,928	325,515
Stoneridge, Inc.*	12,914	162,975
Strattec Security Corp.	1,528	96,264
Superior Industries International, Inc.	10,594	193,340
Tenneco, Inc.*	27,557	1,416,981
Tower International, Inc.*	9,269	219,397

		8,904,172

Automobiles 0.0%†
Winnebago Industries, Inc.	12,327	245,184

Banks 7.2%
1st Source Corp.	6,718	199,726
American National Bankshares, Inc.	3,920	84,358
Ameris Bancorp	11,378	274,551
Ames National Corp.	3,651	87,734
Arrow Financial Corp.	4,890	125,037
Banc of California, Inc.(a)	15,040	154,160
BancFirst Corp.	3,252	187,510
Banco Latinoamericano de Comercio Exterior SA, Class E	13,446	374,740
Bancorp, Inc. (The)*	15,299	130,347
BancorpSouth, Inc.	43,650	866,452
Bank of Kentucky Financial Corp. (The)	2,851	126,698
Bank of Marin Bancorp	2,734	133,993
Bank of the Ozarks, Inc.	36,041	1,168,810
Banner Corp.	8,921	360,230
BBCN Bancorp, Inc.	36,062	467,003
Blue Hills Bancorp, Inc.*	12,795	170,046
BNC Bancorp	8,907	142,334
Boston Private Financial Holdings, Inc.	36,206	398,266
Bridge Bancorp, Inc.	5,316	131,199
Bridge Capital Holdings*	4,398	96,096
Bryn Mawr Bank Corp.	6,167	179,768
C1 Financial, Inc.*	1,481	24,851
Camden National Corp.	3,359	124,820
Capital Bank Financial Corp., Class A*	10,343	252,576
Capital City Bank Group, Inc.	4,855	72,825
Cardinal Financial Corp.	14,498	258,209
Cascade Bancorp*	14,454	66,777
Cathay General Bancorp	36,152	863,671
Centerstate Banks, Inc.	16,066	176,887
Central Pacific Financial Corp.	7,773	163,078
Century Bancorp, Inc., Class A	1,602	62,126
Chemical Financial Corp.	14,744	418,140
Citizens & Northern Corp.	5,533	106,953
City Holding Co.(a)	7,102	300,628

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
CNB Financial Corp.	6,523	$110,891
CoBiz Financial, Inc.	16,039	174,825
Columbia Banking System, Inc.	26,037	662,121
Community Bank System, Inc.	18,472	621,213
Community Trust Bancorp, Inc.	7,164	226,239
CommunityOne Bancorp*	4,936	48,175
ConnectOne Bancorp, Inc.	10,297	189,465
CU Bancorp*	4,398	89,367
Customers Bancorp, Inc.*	11,718	230,259
CVB Financial Corp.	48,018	701,543
Eagle Bancorp, Inc.*	11,851	405,304
Enterprise Bancorp, Inc.(a)	3,466	70,880
Enterprise Financial Services Corp.	8,922	170,499
FCB Financial Holdings, Inc., Class A*	3,649	82,431
Fidelity Southern Corp.	7,352	112,412
Financial Institutions, Inc.	6,290	138,569
First Bancorp, Inc.	4,300	71,294
First Bancorp, North Carolina	8,908	147,873
First BanCorp, Puerto Rico*	46,471	255,126
First Busey Corp.	32,311	199,036
First Business Financial Services, Inc.	1,809	79,180
First Citizens BancShares, Inc., Class A	4,355	1,062,838
First Commonwealth Financial Corp.	42,667	336,643
First Community Bancshares, Inc.	7,365	115,557
First Connecticut Bancorp, Inc.	7,467	110,138
First Financial Bancorp	26,027	429,966
First Financial Bankshares, Inc.(a)	29,110	719,017
First Financial Corp.	5,248	170,088
First Interstate BancSystem, Inc., Class A	8,291	198,155
First Merchants Corp.	16,226	354,376
First Midwest Bancorp, Inc.	34,148	525,879
First NBC Bank Holding Co.*	6,779	209,878
First of Long Island Corp. (The)	5,470	127,506
FirstMerit Corp.	74,754	1,224,844
Flushing Financial Corp.	13,650	247,065
FNB Corp.	78,741	944,892
German American Bancorp, Inc.	6,020	168,560
Glacier Bancorp, Inc.	33,807	752,882
Great Southern Bancorp, Inc.	4,665	168,500
Great Western Bancorp, Inc.*	8,151	164,650
Green Bancorp, Inc.*	2,089	22,143
Guaranty Bancorp	6,841	91,533
Hampton Roads Bankshares, Inc.*	15,979	25,886
Hancock Holding Co.	37,319	974,399
Hanmi Financial Corp.	14,485	287,672
Heartland Financial USA, Inc.	7,079	195,522
Heritage Commerce Corp.	9,764	81,627
Heritage Financial Corp.	13,462	208,930
Heritage Oaks Bancorp	10,191	78,267
Hilltop Holdings, Inc.*	34,024	617,536
Home BancShares, Inc.	24,588	728,297
HomeTrust Bancshares, Inc.*	9,412	145,415
Horizon Bancorp	4,245	95,003
Hudson Valley Holding Corp.	6,628	163,513
IBERIABANK Corp.	14,259	778,684
Independent Bank Corp.	19,701	519,323
Independent Bank Group, Inc.	4,164	129,958
International Bancshares Corp.	24,634	554,511
Investors Bancorp, Inc.	162,310	1,787,033
Lakeland Bancorp, Inc.	17,168	185,243
Lakeland Financial Corp.	7,494	282,824
LegacyTexas Financial Group, Inc.	18,223	361,180
Macatawa Bank Corp.	11,294	59,519
MainSource Financial Group, Inc.	9,144	175,565
MB Financial, Inc.	29,981	851,760
Mercantile Bank Corp.	7,455	141,645
Merchants Bancshares, Inc.	2,469	66,095
Metro Bancorp, Inc.*	6,530	166,254
MidSouth Bancorp, Inc.	3,918	54,617
MidWestOne Financial Group, Inc.	3,110	87,142
National Bank Holdings Corp., Class A	16,828	310,477
National Bankshares, Inc.	3,258	95,199
National Penn Bancshares, Inc.	55,697	540,261
NBT Bancorp, Inc.	19,738	454,171
NewBridge Bancorp*	14,933	117,075
Northrim BanCorp, Inc.	3,193	66,191
OFG Bancorp(a)	20,518	330,340
Old Line Bancshares, Inc.(a)	3,554	51,320
Old National Bancorp	53,121	712,353
Opus Bank*	2,338	61,022
Pacific Continental Corp.	8,424	106,479
Pacific Premier Bancorp, Inc.*	7,945	118,063
Palmetto Bancshares, Inc.(a)	2,067	33,775
Park National Corp.(a)	5,786	465,252
Park Sterling Corp.	20,282	135,889
Peapack Gladstone Financial Corp.	5,464	97,423
Penns Woods Bancorp, Inc.	2,176	96,636
Peoples Bancorp, Inc.	6,010	137,328
Peoples Financial Services Corp.(a)	3,377	152,404
Pinnacle Financial Partners, Inc.	16,136	579,928
Preferred Bank, Los Angeles	5,165	134,858
PrivateBancorp, Inc.	32,370	982,106
Prosperity Bancshares, Inc.	31,584	1,446,231
Renasant Corp.	14,199	371,446
Republic Bancorp, Inc., Class A	4,552	103,740
Republic First Bancorp, Inc.*	13,611	46,686
S&T Bancorp, Inc.	13,369	367,514
Sandy Spring Bancorp, Inc.	11,317	279,869
Seacoast Banking Corp. of Florida*	8,455	107,040
ServisFirst Bancshares, Inc.	887	26,965
Sierra Bancorp	5,633	89,227
Simmons First National Corp., Class A	7,404	277,058
South State Corp.	10,935	652,929
Southside Bancshares, Inc.	10,863	296,560
Southwest Bancorp, Inc.	8,906	135,906
Square 1 Financial, Inc., Class A*	3,033	70,548
State Bank Financial Corp.	15,774	288,033
Sterling Bancorp	38,003	500,880
Stock Yards Bancorp, Inc.	6,611	203,619
Stonegate Bank	4,512	125,388
Suffolk Bancorp	5,380	123,740
Sun Bancorp, Inc.*	3,816	69,833
Susquehanna Bancshares, Inc.	85,012	1,072,001
Talmer Bancorp, Inc., Class A	8,144	110,107
Texas Capital Bancshares, Inc.*	20,751	847,678
Tompkins Financial Corp.	6,724	344,739
Towne Bank	19,342	280,658
Trico Bancshares	10,266	239,711
TriState Capital Holdings, Inc.*	10,163	96,142
Triumph Bancorp, Inc.*	3,397	44,161
Trustmark Corp.	30,546	652,463

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
UMB Financial Corp.	17,129	$831,099
Umpqua Holdings Corp.	75,350	1,168,678
Union Bankshares Corp.	20,981	419,620
United Bankshares, Inc.	31,188	1,054,466
United Community Banks, Inc.	22,624	396,146
Univest Corp. of Pennsylvania	7,442	137,826
Valley National Bancorp(a)	102,673	932,271
Washington Trust Bancorp, Inc.	6,593	241,436
Webster Financial Corp.	40,897	1,248,585
WesBanco, Inc.	11,809	356,396
West Bancorporation, Inc.	7,009	114,667
Westamerica Bancorporation(a)	11,950	486,126
Western Alliance Bancorp*	34,137	877,662
Wilshire Bancorp, Inc.	32,166	292,711
Wintrust Financial Corp.	21,032	914,261
Yadkin Financial Corp.*	9,321	177,658

		56,184,861

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	3,773	1,186,684
Coca-Cola Bottling Co. Consolidated	2,119	206,687
Craft Brew Alliance, Inc.*	4,892	58,215
National Beverage Corp.*	5,239	113,896

		1,565,482

Biotechnology 6.2%
ACADIA Pharmaceuticals, Inc.*(a)	35,588	1,082,943
Acceleron Pharma, Inc.*(a)	7,491	295,670
Achillion Pharmaceuticals, Inc.*	43,893	651,811
Acorda Therapeutics, Inc.*	18,924	786,292
Actinium Pharmaceuticals, Inc.*(a)	9,447	50,919
Adamas Pharmaceuticals, Inc.*	1,225	20,617
Aegerion Pharmaceuticals, Inc.*(a)	13,341	309,778
Agenus, Inc.*	28,617	143,944
Agios Pharmaceuticals, Inc.*(a)	6,630	768,550
Akebia Therapeutics, Inc.*(a)	3,603	37,003
Alder Biopharmaceuticals, Inc.*	4,535	122,808
AMAG Pharmaceuticals, Inc.*	9,954	439,867
Anacor Pharmaceuticals, Inc.*	14,853	558,473
Applied Genetic Technologies Corp.*	2,556	63,849
Ardelyx, Inc.*	2,293	61,934
Arena Pharmaceuticals, Inc.*(a)	109,118	470,299
ARIAD Pharmaceuticals, Inc.*(a)	74,734	482,034
Array BioPharma, Inc.*(a)	56,944	407,719
Arrowhead Research Corp.*(a)	24,512	154,671
Atara Biotherapeutics, Inc.*	2,499	60,876
Auspex Pharmaceuticals, Inc.*	4,699	288,754
Avalanche Biotechnologies, Inc.*(a)	3,477	137,967
BioCryst Pharmaceuticals, Inc.*(a)	31,719	322,899
BioSpecifics Technologies Corp.*	1,703	66,996
Biotime, Inc.*	23,471	95,762
Bluebird Bio, Inc.*	11,169	1,037,712
Calithera Biosciences, Inc.*	3,532	70,251
Cara Therapeutics, Inc.*	2,702	29,155
Celldex Therapeutics, Inc.*(a)	40,526	868,067
Cellular Dynamics International, Inc.*	4,259	21,593
Cepheid*	31,562	1,783,569
ChemoCentryx, Inc.*(a)	12,377	101,739
Chimerix, Inc.*	13,645	547,301
Clovis Oncology, Inc.*(a)	11,184	729,085
Coherus Biosciences, Inc.*	3,086	69,250
CTI BioPharma Corp.*	68,825	151,415
Cytokinetics, Inc.*	15,516	110,008
Cytori Therapeutics, Inc.*	40,388	19,386
CytRx Corp.*(a)	25,899	66,560
Dicerna Pharmaceuticals, Inc.*(a)	1,703	36,308
Dyax Corp.*	61,313	926,439
Dynavax Technologies Corp.*(a)	11,994	205,097
Eleven Biotherapeutics, Inc.*	2,174	25,218
Emergent Biosolutions, Inc.*	13,262	371,734
Enanta Pharmaceuticals, Inc.*	4,694	203,907
Epizyme, Inc.*(a)	5,894	112,811
Esperion Therapeutics, Inc.*	2,691	123,517
Exact Sciences Corp.*(a)	40,082	1,090,631
Exelixis, Inc.*	89,850	168,019
FibroGen, Inc.*	4,173	123,229
Five Prime Therapeutics, Inc.*	9,182	241,578
Flexion Therapeutics, Inc.*	2,800	57,652
Foundation Medicine, Inc.*	6,297	300,115
Galectin Therapeutics, Inc.*(a)	8,315	26,774
Galena Biopharma, Inc.*(a)	53,528	87,251
Genocea Biosciences, Inc.*	1,886	16,182
Genomic Health, Inc.*(a)	7,650	246,942
Geron Corp.*(a)	71,043	225,917
Halozyme Therapeutics, Inc.*(a)	46,775	667,947
Heron Therapeutics, Inc.*	10,462	82,650
Hyperion Therapeutics, Inc.*	6,257	158,302
Idera Pharmaceuticals, Inc.*	26,849	121,357
Immune Design Corp.*	2,668	66,940
ImmunoGen, Inc.*	38,584	294,396
Immunomedics, Inc.*(a)	37,944	203,000
Infinity Pharmaceuticals, Inc.*	21,876	337,765
Inovio Pharmaceuticals, Inc.*(a)	27,146	226,398
Insmed, Inc.*	22,310	344,913
Insys Therapeutics, Inc.*(a)	4,538	216,826
Intrexon Corp.*(a)	17,097	490,855
Ironwood Pharmaceuticals, Inc.*	54,253	845,262
Isis Pharmaceuticals, Inc.*(a)	53,228	3,646,650
Karyopharm Therapeutics, Inc.*(a)	6,663	176,769
Keryx Biopharmaceuticals, Inc.*(a)	45,731	556,089
Kindred Biosciences, Inc.*	5,011	31,619
Kite Pharma, Inc.*	4,247	285,186
KYTHERA Biopharmaceuticals, Inc.*	7,931	295,033
Lexicon Pharmaceuticals, Inc.*(a)	111,522	101,485
Ligand Pharmaceuticals, Inc.*	8,944	509,092
Loxo Oncology, Inc.*	1,403	17,944
MacroGenics, Inc.*	9,035	285,687
MannKind Corp.*(a)	103,363	656,355
Merrimack Pharmaceuticals, Inc.*(a)	44,210	416,900
MiMedx Group, Inc.*(a)	41,817	341,018
Mirati Therapeutics, Inc.*	3,169	65,757
Momenta Pharmaceuticals, Inc.*	21,715	233,871
NanoViricides, Inc.*	20,040	52,104
Navidea Biopharmaceuticals, Inc.*(a)	69,122	111,286
NeoStem, Inc.*(a)	10,706	37,899
Neuralstem, Inc.*(a)	31,751	98,428
Neurocrine Biosciences, Inc.*	34,236	1,152,384
NewLink Genetics Corp.*(a)	9,011	329,712
Northwest Biotherapeutics, Inc.*(a)	17,262	109,441

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Novavax, Inc.*	107,786	$841,809
NPS Pharmaceuticals, Inc.*	48,150	2,208,159
Ohr Pharmaceutical, Inc.*(a)	9,562	71,811
OncoMed Pharmaceuticals, Inc.*(a)	5,796	132,497
Oncothyreon, Inc.*	35,293	55,763
Ophthotech Corp.*(a)	6,230	350,438
Opko Health, Inc.*(a)	89,131	1,081,159
Orexigen Therapeutics, Inc.*(a)	55,594	291,869
Organovo Holdings, Inc.*(a)	28,142	180,953
Osiris Therapeutics, Inc.*(a)	8,671	139,863
Otonomy, Inc.*	3,600	105,120
OvaScience, Inc.*	7,758	337,163
PDL BioPharma, Inc.(a)	73,398	535,071
Peregrine Pharmaceuticals, Inc.*(a)	78,390	100,339
Portola Pharmaceuticals, Inc.*	19,398	551,485
Progenics Pharmaceuticals, Inc.*(a)	31,887	190,684
Prothena Corp. PLC*	12,004	271,651
PTC Therapeutics, Inc.*	11,037	606,042
Puma Biotechnology, Inc.*	10,517	2,219,928
Radius Health, Inc.*	3,990	192,278
Raptor Pharmaceutical Corp.*(a)	28,606	258,598
Receptos, Inc.*	9,901	1,090,793
Regado Biosciences, Inc.*	6,877	8,459
Regulus Therapeutics, Inc.*(a)	6,820	130,603
Repligen Corp.*	14,441	350,772
Retrophin, Inc.*(a)	9,551	122,635
Rigel Pharmaceuticals, Inc.*	40,554	83,947
Sage Therapeutics, Inc.*	2,636	106,468
Sangamo BioSciences, Inc.*(a)	30,811	394,073
Sarepta Therapeutics, Inc.*(a)	18,637	223,644
Spectrum Pharmaceuticals, Inc.*(a)	30,148	211,036
Stemline Therapeutics, Inc.*	6,635	102,710
Sunesis Pharmaceuticals, Inc.*	22,810	53,832
Synageva BioPharma Corp.*(a)	10,492	1,208,888
Synergy Pharmaceuticals, Inc.*(a)	43,099	125,418
Synta Pharmaceuticals Corp.*	29,711	70,712
T2 Biosystems, Inc.*(a)	2,587	55,957
TESARO, Inc.*(a)	8,762	352,495
TG Therapeutics, Inc.*	12,263	174,625
Threshold Pharmaceuticals, Inc.*	23,997	89,269
Tokai Pharmaceuticals, Inc.*	2,823	34,610
Ultragenyx Pharmaceutical, Inc.*	3,202	186,036
Vanda Pharmaceuticals, Inc.*(a)	17,788	197,980
Verastem, Inc.*	12,373	90,323
Versartis, Inc.*(a)	3,689	65,406
Vitae Pharmaceuticals, Inc.*	2,919	42,530
Vital Therapies, Inc.*	2,564	50,613
Xencor, Inc.*	6,528	98,899
XOMA Corp.*(a)	40,518	144,244
Zafgen, Inc.*	3,573	135,810
ZIOPHARM Oncology, Inc.*(a)	36,622	327,767

		48,697,401

Building Products 0.8%
AAON, Inc.	19,147	417,596
Advanced Drainage Systems, Inc.	6,874	170,956
American Woodmark Corp.*	5,641	232,014
Apogee Enterprises, Inc.	13,200	571,032
Builders FirstSource, Inc.*	20,416	120,863
Continental Building Products, Inc.*	5,335	89,308
Gibraltar Industries, Inc.*	14,086	213,262
Griffon Corp.	18,224	267,711
Insteel Industries, Inc.	8,194	167,321
Masonite International Corp.*	13,378	839,068
NCI Building Systems, Inc.*	12,585	194,187
Norcraft Cos., Inc.*	3,500	72,170
Nortek, Inc.*	4,153	316,999
Patrick Industries, Inc.*	3,639	156,477
PGT, Inc.*	21,658	186,042
Ply Gem Holdings, Inc.*	9,690	122,094
Quanex Building Products Corp.	17,046	320,976
Simpson Manufacturing Co., Inc.	18,726	611,217
Trex Co., Inc.*	15,287	650,156
Universal Forest Products, Inc.	9,099	455,496

		6,174,945

Capital Markets 1.5%
Actua Corp.*	18,479	297,512
Arlington Asset Investment Corp., Class A(a)	9,964	264,345
Ashford, Inc.*	368	53,360
BGC Partners, Inc., Class A	78,859	617,466
Calamos Asset Management, Inc., Class A	7,566	94,953
CIFC Corp.	2,612	22,646
Cohen & Steers, Inc.(a)	8,707	366,391
Cowen Group, Inc., Class A*	52,604	218,833
Diamond Hill Investment Group, Inc.	1,279	166,347
Evercore Partners, Inc., Class A	15,064	721,114
FBR & Co.*	3,731	83,649
Fifth Street Asset Management, Inc.*	2,861	38,795
Financial Engines, Inc.(a)	23,336	837,762
FXCM, Inc., Class A(a)	20,759	45,670
GAMCO Investors, Inc., Class A	2,902	236,948
GFI Group, Inc.	34,634	194,297
Greenhill & Co., Inc.	12,872	474,719
HFF, Inc., Class A	14,844	504,251
INTL. FCStone, Inc.*	6,823	131,547
Investment Technology Group, Inc.*	16,287	337,955
Janus Capital Group, Inc.(a)	67,620	1,186,055
KCG Holdings, Inc., Class A*	20,262	247,804
Ladenburg Thalmann Financial Services, Inc.*	44,642	170,086
Manning & Napier, Inc.	6,334	67,837
Medley Management, Inc., Class A	2,680	26,452
Moelis & Co., Class A	3,365	104,315
OM Asset Management PLC*	10,989	166,593
Oppenheimer Holdings, Inc., Class A	4,567	90,198
Piper Jaffray Cos.*	7,369	376,188
Pzena Investment Management, Inc., Class A	5,190	42,195
RCS Capital Corp., Class A(a)	4,293	40,483
Safeguard Scientifics, Inc.*	9,448	173,182
Silvercrest Asset Management Group, Inc., Class A	2,631	37,097
Stifel Financial Corp.*	29,701	1,400,402
Virtus Investment Partners, Inc.	3,202	434,287
Walter Investment Management Corp.*(a)	17,077	257,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Westwood Holdings Group, Inc.	3,313	$195,434
WisdomTree Investments, Inc.	48,927	852,308

		11,576,826

Chemicals 2.0%
A. Schulman, Inc.	13,140	457,929
Advanced Emissions Solutions, Inc.*	9,936	105,371
American Vanguard Corp.(a)	13,352	149,275
Axiall Corp.	31,614	1,398,920
Balchem Corp.	13,796	730,774
Calgon Carbon Corp.*	24,214	477,742
Chase Corp.	3,099	110,944
Chemtura Corp.*	32,859	715,998
Ferro Corp.*	32,546	362,237
Flotek Industries, Inc.*	24,283	392,656
FutureFuel Corp.	10,133	111,362
H.B. Fuller Co.	22,747	936,039
Hawkins, Inc.	4,784	184,232
Innophos Holdings, Inc.	9,912	590,160
Innospec, Inc.	11,027	435,236
Intrepid Potash, Inc.*(a)	25,118	334,321
KMG Chemicals, Inc.	4,396	91,964
Koppers Holdings, Inc.	9,200	167,072
Kraton Performance Polymers, Inc.*	14,746	285,188
Kronos Worldwide, Inc.	9,392	105,472
LSB Industries, Inc.*	8,885	277,567
Marrone Bio Innovations, Inc.*(a)	5,954	20,244
Minerals Technologies, Inc.	15,578	1,017,711
Olin Corp.	35,919	900,489
OM Group, Inc.	14,469	405,132
OMNOVA Solutions, Inc.*	21,500	147,490
PolyOne Corp.	42,576	1,515,280
Quaker Chemical Corp.	5,993	472,968
Rentech, Inc.*	94,146	112,975
Senomyx, Inc.*(a)	19,308	101,946
Sensient Technologies Corp.	22,398	1,366,278
Stepan Co.	8,796	337,766
Trecora Resources*	8,994	123,668
Tredegar Corp.	11,180	239,140
Trinseo SA*	5,054	77,073
Tronox Ltd., Class A	27,774	587,142
Zep, Inc.	10,326	165,423

		16,011,184

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	25,244	728,794
ACCO Brands Corp.*	51,764	409,971
ARC Document Solutions, Inc.*	18,704	171,516
Brady Corp., Class A	21,572	564,539
Brink’s Co. (The)	21,889	490,532
Casella Waste Systems, Inc., Class A*	18,184	69,281
CECO Environmental Corp.	9,418	129,215
Cenveo, Inc.*	25,072	49,392
Civeo Corp.	42,946	125,832
Deluxe Corp.	22,701	1,473,976
Ennis, Inc.	11,642	155,304
G&K Services, Inc., Class A	8,974	629,077
Healthcare Services Group, Inc.	31,701	998,898
Heritage-Crystal Clean, Inc.*	4,665	59,479
Herman Miller, Inc.	26,854	780,109
HNI Corp.	20,355	1,002,484
InnerWorkings, Inc.*	16,269	83,460
Interface, Inc.	30,144	473,562
Kimball International, Inc., Class B	15,634	135,547
Knoll, Inc.	21,956	449,878
Matthews International Corp., Class A	13,525	626,613
McGrath RentCorp	11,689	355,112
Mobile Mini, Inc.	21,175	768,652
MSA Safety, Inc.	13,384	584,345
Multi-Color Corp.	5,644	328,594
NL Industries, Inc.*	2,997	21,009
Performant Financial Corp.*(a)	13,787	68,383
Quad/Graphics, Inc.	12,514	250,781
Quest Resource Holding Corp.*	5,748	7,185
SP Plus Corp.*	6,925	154,566
Steelcase, Inc., Class A	37,411	631,498
Team, Inc.*	9,256	353,024
Tetra Tech, Inc.	29,597	681,619
UniFirst Corp.	6,705	778,652
United Stationers, Inc.	17,853	719,654
US Ecology, Inc.(a)	9,728	403,323
Viad Corp.	9,274	250,213
West Corp.	17,411	569,340

		16,533,409

Communications Equipment 1.5%
ADTRAN, Inc.	25,539	564,667
Alliance Fiber Optic Products, Inc.	5,782	83,723
Applied Optoelectronics, Inc.*	6,762	60,452
Aruba Networks, Inc.*	48,456	803,400
Bel Fuse, Inc., Class B	4,576	107,627
Black Box Corp.	7,060	148,331
CalAmp Corp.*	16,295	291,843
Calix, Inc.*	18,563	178,205
Ciena Corp.*	47,789	885,052
Clearfield, Inc.*(a)	5,217	61,456
Comtech Telecommunications Corp.	6,997	231,181
Digi International, Inc.*	10,580	101,039
Emulex Corp.*	31,802	199,080
Extreme Networks, Inc.*	44,290	130,213
Finisar Corp.*	46,868	850,186
Harmonic, Inc.*	39,758	304,149
Infinera Corp.*	55,530	895,144
InterDigital, Inc.	16,770	838,165
Ixia*	25,993	263,569
KVH Industries, Inc.*	7,417	89,746
NETGEAR, Inc.*	15,654	528,636
Numerex Corp., Class A*	6,432	67,407

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
Oclaro, Inc.*	42,770	$61,161
ParkerVision, Inc.*(a)	44,395	45,283
Plantronics, Inc.	19,318	885,344
Polycom, Inc.*	62,649	833,232
Procera Networks, Inc.*	9,118	80,056
Ruckus Wireless, Inc.*	29,674	314,248
ShoreTel, Inc.*	28,646	202,814
Sonus Networks, Inc.*	22,253	424,591
TESSCO Technologies, Inc.	2,566	58,120
Ubiquiti Networks, Inc.(a)	13,445	353,536
ViaSat, Inc.*	18,770	1,055,249

		11,996,905

Construction & Engineering 0.7%
Aegion Corp.*	17,146	262,677
Ameresco, Inc.,Class A*	9,207	53,677
Argan, Inc.	5,772	175,527
Comfort Systems USA, Inc.	17,055	283,966
Dycom Industries, Inc.*	15,441	475,737
EMCOR Group, Inc.	30,462	1,229,446
Furmanite Corp.*	16,959	124,309
Granite Construction, Inc.	17,726	604,102
Great Lakes Dredge & Dock Corp.*	27,247	211,709
Layne Christensen Co.*(a)	9,187	74,323
MasTec, Inc.*	29,782	551,563
MYR Group, Inc.*	9,654	241,640
Northwest Pipe Co.*	4,312	103,186
Orion Marine Group, Inc.*	12,888	117,667
Primoris Services Corp.	17,374	326,284
Sterling Construction Co., Inc.*	8,517	29,554
Tutor Perini Corp.*	16,881	366,486

		5,231,853

Construction Materials 0.1%
Headwaters, Inc.*	33,230	467,878
United States Lime & Minerals, Inc.	866	59,884
US Concrete, Inc.*	6,468	163,899

		691,661

Consumer Finance 0.6%
Cash America International, Inc.	12,645	263,016
Consumer Portfolio Services, Inc.*	9,476	53,066
Credit Acceptance Corp.*	2,929	461,727
Encore Capital Group, Inc.*(a)	11,677	434,618
Enova International, Inc.*	11,813	227,400
EZCORP, Inc., Class A*	23,519	242,481
First Cash Financial Services, Inc.*	13,158	654,216
Green Dot Corp., Class A*	14,071	214,583
JG Wentworth Co., Class A*	5,395	51,414
Nelnet, Inc., Class A	9,410	411,593
Nicholas Financial, Inc.*	4,874	69,357
PRA Group, Inc.*	22,646	1,121,430
Regional Management Corp.*	5,126	74,481
Springleaf Holdings, Inc.*	11,063	349,591
World Acceptance Corp.*(a)	3,585	263,318

		4,892,291

Containers & Packaging 0.5%
AEP Industries, Inc.*	1,799	90,148
Berry Plastics Group, Inc.*	40,703	1,376,575
Graphic Packaging Holding Co.*	148,214	2,146,139
Myers Industries, Inc.	11,821	196,820
UFP Technologies, Inc.*	2,676	59,621

		3,869,303

Distributors 0.3%
Core-Mark Holding Co., Inc.	10,383	692,338
Pool Corp.	20,380	1,267,840
VOXX International Corp.*	8,848	70,784
Weyco Group, Inc.	2,952	79,763

		2,110,725

Diversified Consumer Services 1.0%
2U, Inc.*	4,679	83,240
American Public Education, Inc.*	7,997	268,459
Ascent Capital Group, Inc., Class A*	6,358	269,007
Bridgepoint Education, Inc.*	7,528	74,301
Bright Horizons Family Solutions, Inc.*	13,931	676,350
Capella Education Co.	4,942	336,007
Career Education Corp.*	30,161	168,298
Carriage Services, Inc.	7,268	158,442
Chegg, Inc.*(a)	33,449	221,767
Collectors Universe, Inc.	3,157	74,190
Grand Canyon Education, Inc.*	21,085	923,945
Houghton Mifflin Harcourt Co.*	49,390	971,995
ITT Educational Services, Inc.*	10,512	76,422
K12, Inc.*	15,821	224,975
Liberty Tax, Inc.*(a)	1,742	62,712
LifeLock, Inc.*	36,546	542,708
Regis Corp.*	19,879	313,094
Sotheby’s	27,532	1,171,487
Steiner Leisure Ltd.*	6,165	268,917
Strayer Education, Inc.*	4,906	328,702
Universal Technical Institute, Inc.	10,114	82,631
Weight Watchers International, Inc.*(a)	12,641	209,335

		7,506,984

Diversified Financial Services 0.3%
Gain Capital Holdings, Inc.	10,377	84,573
MarketAxess Holdings, Inc.	17,061	1,296,124
Marlin Business Services Corp.	3,894	62,499
NewStar Financial, Inc.*	12,205	129,007
PHH Corp.*	23,092	575,914
PICO Holdings, Inc.*	10,451	167,112
Resource America, Inc., Class A	6,395	56,212
Tiptree Financial, Inc., Class A*	3,258	23,555

		2,394,996

Diversified Telecommunication Services 0.6%
8x8, Inc.*	39,941	307,945
Atlantic Tele-Network, Inc.	4,233	281,198
Cincinnati Bell, Inc.*	96,111	281,605
Cogent Communications Holdings, Inc.	21,132	783,152
Consolidated Communications Holdings, Inc.	22,808	530,970
FairPoint Communications, Inc.*	9,545	142,793
General Communication, Inc., Class A*	16,433	241,236
Globalstar, Inc.*(a)	122,904	297,428
Hawaiian Telcom Holdco, Inc.*	4,952	128,901
IDT Corp., Class B	7,649	163,383
inContact, Inc.*	27,280	233,790
Inteliquent, Inc.	14,609	245,723
Intelsat SA*	12,755	200,891

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Telecommunication Services (continued)
Iridium Communications, Inc.*(a)	36,514	$310,734
Lumos Networks Corp.	8,519	136,560
magicJack VocalTec Ltd.*	8,358	58,005
ORBCOMM, Inc.*	24,997	138,983
Premiere Global Services, Inc.*	22,150	195,806
Vonage Holdings Corp.*	79,027	331,913

		5,011,016

Electric Utilities 1.4%
ALLETE, Inc.	20,101	1,138,722
Cleco Corp.	27,380	1,488,377
El Paso Electric Co.	18,287	732,577
Empire District Electric Co. (The)	19,550	595,689
IDACORP, Inc.	22,794	1,547,941
MGE Energy, Inc.	15,679	719,666
NRG Yield, Inc., Class A	10,796	570,892
Otter Tail Corp.	16,459	508,912
PNM Resources, Inc.	36,017	1,098,519
Portland General Electric Co.	35,472	1,408,238
Spark Energy, Inc., Class A	1,204	18,505
UIL Holdings Corp.	25,630	1,178,980
Unitil Corp.	6,325	236,302

		11,243,320

Electrical Equipment 0.9%
AZZ, Inc.	11,592	489,066
Capstone Turbine Corp.*(a)	151,630	94,026
Encore Wire Corp.	9,333	285,870
EnerSys	21,232	1,239,524
Enphase Energy, Inc.*(a)	8,275	102,527
Franklin Electric Co., Inc.	21,587	738,491
FuelCell Energy, Inc.*(a)	106,415	127,698
Generac Holdings, Inc.*(a)	31,150	1,362,501
General Cable Corp.	22,195	253,911
Global Power Equipment Group, Inc.	7,840	96,667
GrafTech International Ltd.*	52,541	190,724
LSI Industries, Inc.	9,934	72,916
Plug Power, Inc.*(a)	76,266	203,630
Polypore International, Inc.*	20,353	910,186
Powell Industries, Inc.	4,252	165,871
Power Solutions International, Inc.*	2,059	91,049
PowerSecure International, Inc.*	10,314	96,952
Preformed Line Products Co.	1,252	59,858
Revolution Lighting Technologies, Inc.*(a)	14,963	17,058
TCP International Holdings Ltd.*	2,916	18,458
Thermon Group Holdings, Inc.*	14,376	293,989
Vicor Corp.*	7,402	79,720

		6,990,692

Electronic Equipment, Instruments & Components 2.6%
Agilysys, Inc.*	6,855	71,155
Anixter International, Inc.*	12,313	927,908
Badger Meter, Inc.	6,533	391,065
Belden, Inc.	19,719	1,635,494
Benchmark Electronics, Inc.*	24,386	590,873
Checkpoint Systems, Inc.*	18,683	242,132
Cognex Corp.*	39,241	1,442,107
Coherent, Inc.*	11,294	698,873
Control4 Corp.*(a)	5,196	78,875
CTS Corp.	15,138	242,208
CUI Global, Inc.*(a)	9,268	56,535
Daktronics, Inc.	17,224	213,233
DTS, Inc.*	7,615	211,088
Electro Rent Corp.	7,422	95,670
Electro Scientific Industries, Inc.	10,240	64,205
Fabrinet*	15,823	258,390
FARO Technologies, Inc.*	7,760	429,516
FEI Co.	19,094	1,569,909
Gerber Scientific, Inc.*(b)	11,566	0
GSI Group, Inc.*	13,830	182,833
II-VI, Inc.*	23,681	407,076
Insight Enterprises, Inc.*	18,494	437,753
InvenSense, Inc.*(a)	32,261	476,495
Itron, Inc.*	17,785	661,780
KEMET Corp.*	20,381	77,448
Kimball Electronics, Inc.*	11,725	119,360
Littelfuse, Inc.	10,210	1,008,135
Maxwell Technologies, Inc.*(a)	13,391	106,592
Mercury Systems, Inc.*	14,938	235,722
Mesa Laboratories, Inc.	1,275	97,117
Methode Electronics, Inc.	17,183	621,509
MTS Systems Corp.	6,811	492,299
Multi-Fineline Electronix, Inc.*	3,935	51,194
Newport Corp.*	17,921	331,897
OSI Systems, Inc.*	9,047	633,109
Park Electrochemical Corp.	9,587	208,134
PC Connection, Inc.	4,270	101,413
Plexus Corp.*	15,354	581,763
RealD, Inc.*	18,128	196,689
Rofin-Sinar Technologies, Inc.*	12,649	340,511
Rogers Corp.*	8,211	606,464
Sanmina Corp.*	37,267	789,315
ScanSource, Inc.*	12,957	446,757
Speed Commerce, Inc.*	22,324	53,131
SYNNEX Corp.	12,902	957,199
TTM Technologies, Inc.*	24,291	168,822
Universal Display Corp.*(a)	18,363	585,045
Viasystems Group, Inc.*	2,107	33,733
Vishay Precision Group, Inc.*	5,624	93,583

		20,322,114

Energy Equipment & Services 1.0%
Aspen Aerogels, Inc.*(a)	2,868	21,969
Basic Energy Services, Inc.*	14,545	85,525
Bristow Group, Inc.	16,123	898,212
C&J Energy Services, Inc.*	21,095	217,278
CARBO Ceramics, Inc.(a)	9,025	295,839
CHC Group Ltd.*	15,274	29,021
Dawson Geophysical Co.	3,709	40,020
Era Group, Inc.*	9,280	208,986
Exterran Holdings, Inc.	26,463	717,412
FMSA Holdings, Inc.*(a)	11,728	60,868
Forum Energy Technologies, Inc.*	26,817	414,323
Geospace Technologies Corp.*	6,091	146,062
Glori Energy, Inc.*(a)	5,391	17,359
Gulf Island Fabrication, Inc.	6,122	101,442
GulfMark Offshore, Inc., Class A	12,322	243,113
Helix Energy Solutions Group, Inc.*	47,745	896,174
Hercules Offshore, Inc.*(a)	74,575	53,694
Hornbeck Offshore Services, Inc.*	16,236	360,439
Independence Contract Drilling, Inc.*	4,282	20,682
ION Geophysical Corp.*	58,999	132,748
Key Energy Services, Inc.*	60,259	101,235
Matrix Service Co.*	12,134	232,973

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
McDermott International, Inc.*	108,756	$244,701
Mitcham Industries, Inc.*	6,042	33,896
Natural Gas Services Group, Inc.*	5,754	116,173
Newpark Resources, Inc.*	38,192	329,979
Nordic American Offshore Ltd.(a)	8,176	91,980
North Atlantic Drilling Ltd.(a)	32,897	47,043
Nuverra Environmental Solutions, Inc.*(a)	6,850	15,275
Parker Drilling Co.*	53,412	144,746
PHI, Inc., Non-Voting Shares*	5,772	197,460
Pioneer Energy Services Corp.*	28,602	118,412
Profire Energy, Inc.*	6,575	14,991
RigNet, Inc.*	5,432	185,883
SEACOR Holdings, Inc.*	8,389	603,589
Tesco Corp.	15,901	162,826
TETRA Technologies, Inc.*	35,032	173,058
Vantage Drilling Co.*	95,772	37,351
Willbros Group, Inc.*	18,351	102,399

		7,915,136

Food & Staples Retailing 1.1%
Andersons, Inc. (The)	12,775	574,620
Casey’s General Stores, Inc.	17,434	1,591,724
Chefs’ Warehouse Inc. (The)*	8,232	176,082
Diplomat Pharmacy, Inc.*	6,917	169,951
Fairway Group Holdings Corp.*(a)	8,356	38,103
Fresh Market, Inc. (The)*(a)	19,383	738,686
Ingles Markets, Inc., Class A	5,297	225,917
Liberator Medical Holdings, Inc.(a)	14,112	45,158
Natural Grocers by Vitamin Cottage, Inc.*	4,051	124,771
Pantry, Inc. (The)*	10,581	390,439
PriceSmart, Inc.	8,464	692,186
Roundy’s, Inc.*	17,801	64,084
Smart & Final Stores, Inc.*	6,185	92,775
SpartanNash Co.	17,022	438,487
SUPERVALU, Inc.*	92,120	897,249
United Natural Foods, Inc.*	22,474	1,736,791
Village Super Market, Inc., Class A	3,091	89,546
Weis Markets, Inc.	4,939	226,354

		8,312,923

Food Products 1.5%
Alico, Inc.	1,285	61,089
B&G Foods, Inc.	24,242	723,381
Boulder Brands, Inc.*	27,491	275,735
Calavo Growers, Inc.	6,473	259,632
Cal-Maine Foods, Inc.(a)	14,022	491,471
Darling Ingredients, Inc.*	74,511	1,265,197
Dean Foods Co.	42,286	766,222
Diamond Foods, Inc.*	9,911	243,612
Farmer Bros. Co.*	3,438	102,831
Fresh Del Monte Produce, Inc.(a)	16,236	546,017
Freshpet, Inc.*(a)	5,373	82,153
Inventure Foods, Inc.*	6,967	70,854
J&J Snack Foods Corp.	6,753	662,604
John B. Sanfilippo & Son, Inc.	3,665	133,663
Lancaster Colony Corp.	8,393	754,782
Landec Corp.*	12,263	156,598
Lifeway Foods, Inc.*	2,242	41,029
Limoneira Co.	5,020	104,416
Omega Protein Corp.*	9,607	101,258
Post Holdings, Inc.*	19,864	938,574
Sanderson Farms, Inc.(a)	10,454	835,902
Seaboard Corp.*	127	485,774
Seneca Foods Corp., Class A*	3,685	95,368
Snyder’s-Lance, Inc.	21,577	627,675
Tootsie Roll Industries, Inc.(a)	8,602	268,296
TreeHouse Foods, Inc.*	19,070	1,729,649

		11,823,782

Gas Utilities 1.2%
Chesapeake Utilities Corp.	6,567	320,207
Laclede Group, Inc. (The)	19,490	1,047,782
New Jersey Resources Corp.	19,010	1,214,359
Northwest Natural Gas Co.	12,266	612,196
ONE Gas, Inc.	23,539	1,040,188
Piedmont Natural Gas Co., Inc.	35,285	1,407,519
South Jersey Industries, Inc.	14,943	870,430
Southwest Gas Corp.	21,026	1,292,258
WGL Holdings, Inc.	23,457	1,325,320

		9,130,259

Health Care Equipment & Supplies 3.5%
Abaxis, Inc.	10,183	626,051
ABIOMED, Inc.*	18,120	937,529
Accuray, Inc.*	35,120	258,834
Analogic Corp.	5,619	458,117
AngioDynamics, Inc.*	11,193	215,409
Anika Therapeutics, Inc.*	6,578	257,726
Antares Pharma, Inc.*	53,779	125,843
AtriCure, Inc.*	12,336	244,746
Atrion Corp.	696	233,160
Cantel Medical Corp.	15,292	620,396
Cardiovascular Systems, Inc.*	12,452	424,489
Cerus Corp.*(a)	40,326	215,341
CONMED Corp.	12,283	585,162
CryoLife, Inc.	12,845	144,635
Cyberonics, Inc.*	12,186	677,176
Cynosure, Inc., Class A*	10,064	304,134
Derma Sciences, Inc.*	10,329	88,829
DexCom, Inc.*	33,918	2,027,618
Endologix, Inc.*	29,044	404,583
Exactech, Inc.*	4,456	92,640
GenMark Diagnostics, Inc.*	18,720	241,114
Globus Medical, Inc., Class A*	29,748	701,458
Greatbatch, Inc.*	11,267	547,126
Haemonetics Corp.*	23,697	938,401
HeartWare International, Inc.*	7,699	643,098
ICU Medical, Inc.*	6,081	508,250
Inogen, Inc.*	2,343	71,696
Insulet Corp.*	25,019	735,308
Integra LifeSciences Holdings Corp.*	11,302	629,747
Invacare Corp.	14,713	215,546
K2M Group Holdings, Inc.*	3,917	74,031
LDR Holding Corp.*	7,455	249,519
Masimo Corp.*	20,379	520,072
Meridian Bioscience, Inc.	18,768	324,686
Merit Medical Systems, Inc.*	19,374	297,003
Natus Medical, Inc.*	14,534	546,478
Neogen Corp.*	16,560	763,416
Nevro Corp.*	3,694	168,299
NuVasive, Inc.*	21,072	976,055
NxStage Medical, Inc.*	27,829	497,861
Ocular Therapeutix, Inc.*	2,707	82,509

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
OraSure Technologies, Inc.*	25,544	$234,749
Orthofix International NV*	8,296	253,028
Oxford Immunotec Global PLC*(a)	5,791	68,102
PhotoMedex, Inc.*(a)	6,187	11,632
Quidel Corp.*	12,876	303,101
Rockwell Medical, Inc.*(a)	21,090	227,561
Roka Bioscience, Inc.*	1,987	8,008
RTI Surgical, Inc.*	25,207	112,423
Sientra, Inc.*	2,721	40,924
Spectranetics Corp. (The)*	18,808	615,210
STAAR Surgical Co.*	17,736	106,416
STERIS Corp.	26,777	1,746,396
SurModics, Inc.*	5,895	135,113
Symmetry Surgical, Inc.*	4,276	30,787
Tandem Diabetes Care, Inc.*	3,754	46,137
Thoratec Corp.*	25,689	921,978
Tornier NV*	16,033	387,518
TransEnterix, Inc.*(a)	13,110	38,937
TriVascular Technologies, Inc.*(a)	3,351	32,773
Unilife Corp.*(a)	49,193	195,296
Utah Medical Products, Inc.	1,669	94,616
Vascular Solutions, Inc.*	7,690	209,629
Veracyte, Inc.*(a)	2,864	23,198
Volcano Corp.*	23,528	422,798
West Pharmaceutical Services, Inc.	32,018	1,578,808
Wright Medical Group, Inc.*(a)	22,576	551,080
ZELTIQ Aesthetics, Inc.*	13,108	422,209

		27,492,518

Health Care Providers & Services 2.6%
AAC Holdings, Inc.*(a)	2,708	69,108
Acadia Healthcare Co., Inc.*	19,362	1,118,156
Addus HomeCare Corp.*	2,866	63,568
Adeptus Health, Inc., Class A*	2,568	80,764
Air Methods Corp.*	17,798	739,507
Alliance HealthCare Services, Inc.*	2,405	54,209
Almost Family, Inc.*	3,842	116,643
Amedisys, Inc.*	12,363	348,389
AMN Healthcare Services, Inc.*	21,069	396,519
Amsurg Corp.*	19,164	1,057,470
Bio-Reference Laboratories, Inc.*	11,138	373,457
BioScrip, Inc.*	30,642	176,192
BioTelemetry, Inc.*	11,953	118,096
Capital Senior Living Corp.*	13,151	313,914
Chemed Corp.(a)	7,964	805,479
Civitas Solutions, Inc.*	5,353	101,653
CorVel Corp.*	4,982	164,107
Cross Country Healthcare, Inc.*	14,120	144,448
Ensign Group, Inc. (The)	9,036	374,994
ExamWorks Group, Inc.*	15,766	582,711
Five Star Quality Care, Inc.*	19,083	66,409
Gentiva Health Services, Inc.*	14,203	275,822
Hanger, Inc.*	15,926	343,683
HealthEquity, Inc.*	4,801	99,717
HealthSouth Corp.	39,931	1,760,957
Healthways, Inc.*	14,213	293,072
IPC Healthcare, Inc.*	7,748	312,709
Kindred Healthcare, Inc.	31,664	584,517
Landauer, Inc.	4,298	120,215
LHC Group, Inc.*	5,601	166,462
Magellan Health, Inc.*	12,520	752,702
Molina Healthcare, Inc.*	13,635	694,158
MWI Veterinary Supply, Inc.*	5,822	1,104,259
National Healthcare Corp.	4,700	295,959
National Research Corp., Class A	4,354	60,303
National Research Corp., Class B	563	19,452
Owens & Minor, Inc.	28,602	979,046
PharMerica Corp.*	13,727	315,858
Providence Service Corp. (The)*	5,270	205,530
RadNet, Inc.*	14,465	114,129
Select Medical Holdings Corp.	35,657	482,083
Skilled Healthcare Group, Inc., Class A*	10,543	87,507
Surgical Care Affiliates, Inc.*	5,761	185,792
Team Health Holdings, Inc.*	31,885	1,648,455
Triple-S Management Corp., Class B*	11,355	273,428
Trupanion, Inc.*(a)	3,563	25,297
U.S. Physical Therapy, Inc.	5,498	213,267
Universal American Corp.*	18,788	169,656
WellCare Health Plans, Inc.*	19,865	1,447,165

		20,296,993

Health Care Technology 0.5%
Castlight Health, Inc., Class B*(a)	6,009	53,360
Computer Programs & Systems, Inc.	5,076	250,044
HealthStream, Inc.*	9,573	270,533
HMS Holdings Corp.*	39,764	786,731
Imprivata, Inc.*	2,801	37,617
MedAssets, Inc.*	27,870	515,874
Medidata Solutions, Inc.*	24,454	1,051,277
Merge Healthcare, Inc.*	32,225	119,233
Omnicell, Inc.*	16,556	526,977
Quality Systems, Inc.	22,527	366,965
Vocera Communications, Inc.*	10,373	92,942

		4,071,553

Hotels, Restaurants & Leisure 3.2%
Belmond Ltd., Class A*	43,987	483,417
Biglari Holdings, Inc.*	779	322,483
BJ’s Restaurants, Inc.*	9,846	436,079
Bloomin’ Brands, Inc.*	34,872	861,862
Bob Evans Farms, Inc.	11,210	631,908
Boyd Gaming Corp.*	35,186	459,529
Bravo Brio Restaurant Group, Inc.*	8,530	112,170
Buffalo Wild Wings, Inc.*	8,555	1,525,528
Caesars Acquisition Co., Class A*	21,228	166,215
Caesars Entertainment Corp.*(a)	23,227	252,942
Carrols Restaurant Group, Inc.*	15,917	126,699
Cheesecake Factory, Inc. (The)	22,634	1,188,511
Churchill Downs, Inc.	6,086	578,109
Chuy’s Holdings, Inc.*	7,526	160,831
ClubCorp Holdings, Inc.	9,808	166,834
Cracker Barrel Old Country Store, Inc.	8,622	1,159,745
Dave & Buster’s Entertainment, Inc.*	3,107	89,295
Del Frisco’s Restaurant Group, Inc.*	10,847	215,096

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Denny’s Corp.*	39,668	$431,588
Diamond Resorts International, Inc.*	16,160	458,621
DineEquity, Inc.	7,560	807,030
El Pollo Loco Holdings, Inc.*(a)	3,754	96,590
Empire Resorts, Inc.*(a)	6,614	39,023
Empire Resorts, Inc.*(a)(b)	1,181	0
Famous Dave’s of America, Inc.*	2,093	63,355
Fiesta Restaurant Group, Inc.*	12,148	717,582
Habit Restaurants, Inc. (The), Class A*(a)	2,683	88,539
Ignite Restaurant Group, Inc.*	3,461	23,673
International Speedway Corp., Class A	12,621	367,145
Interval Leisure Group, Inc.	17,931	413,847
Intrawest Resorts Holdings, Inc.*	5,823	58,812
Isle of Capri Casinos, Inc.*	9,739	99,727
Jack in the Box, Inc.	18,120	1,536,395
Jamba, Inc.*	7,867	129,255
Krispy Kreme Doughnuts, Inc.*	29,637	577,032
La Quinta Holdings, Inc.*	20,281	412,313
Life Time Fitness, Inc.*	18,514	1,012,160
Marcus Corp. (The)	8,115	153,049
Marriott Vacations Worldwide Corp.	12,164	930,546
Monarch Casino & Resort, Inc.*	4,509	78,006
Morgans Hotel Group Co.*	13,405	96,114
Nathan’s Famous, Inc.*	1,379	110,927
Noodles & Co.*(a)	4,945	127,087
Papa John’s International, Inc.	13,813	876,573
Papa Murphy’s Holdings, Inc.*	2,582	34,315
Penn National Gaming, Inc.*	35,554	532,243
Pinnacle Entertainment, Inc.*	24,699	522,384
Popeyes Louisiana Kitchen, Inc.*	10,728	616,002
Potbelly Corp.*(a)	6,834	95,881
Red Robin Gourmet Burgers, Inc.*	6,486	502,665
Ruby Tuesday, Inc.*	28,007	168,602
Ruth’s Hospitality Group, Inc.	16,298	236,647
Scientific Games Corp., Class A*(a)	22,910	270,567
Sonic Corp.	24,583	744,127
Speedway Motorsports, Inc.	5,104	113,768
Texas Roadhouse, Inc.	31,471	1,057,111
Vail Resorts, Inc.	16,350	1,434,876
Zoe’s Kitchen, Inc.*(a)	2,654	82,115

		25,053,545

Household Durables 1.1%
Beazer Homes USA, Inc.*	12,162	192,160
Cavco Industries, Inc.*	4,053	297,936
Century Communities, Inc.*	2,003	32,248
CSS Industries, Inc.	4,257	115,790
Dixie Group, Inc. (The)*	6,685	54,015
Ethan Allen Interiors, Inc.	11,485	312,622
Flexsteel Industries, Inc.	2,210	65,858
Helen of Troy Ltd.*	12,978	976,205
Hovnanian Enterprises, Inc., Class A*(a)	52,926	182,065
Installed Building Products, Inc.*	3,979	71,025
iRobot Corp.*	13,352	421,256
KB Home(a)	38,249	476,583
La-Z-Boy, Inc.	23,741	633,647
LGI Homes, Inc.*(a)	6,704	88,292
Libbey, Inc.	9,706	317,483
Lifetime Brands, Inc.	4,889	77,148
M.D.C. Holdings, Inc.(a)	17,815	445,375
M/I Homes, Inc.*	11,140	229,930
Meritage Homes Corp.*	17,820	648,826
NACCO Industries, Inc., Class A	2,025	111,476
New Home Co., Inc. (The)*	3,900	54,951
Ryland Group, Inc. (The)	21,284	854,553
Skullcandy, Inc.*	9,049	90,671
Standard Pacific Corp.*	66,038	463,587
TRI Pointe Homes, Inc.*	66,414	951,713
Turtle Beach Corp.*	3,092	6,864
UCP, Inc., Class A*	3,669	33,021
Universal Electronics, Inc.*	7,175	457,334
WCI Communities, Inc.*(a)	5,593	108,001
William Lyon Homes, Class A*	8,200	156,456

		8,927,091

Household Products 0.2%
Central Garden and Pet Co., Class A*	19,782	180,016
Harbinger Group, Inc.*	37,495	468,313
Oil-Dri Corp. of America	2,325	71,191
Orchids Paper Products Co.	3,768	102,753
WD-40 Co.	6,759	554,644

		1,376,917

Independent Power and Renewable Electricity Producers 0.4%
Abengoa Yield PLC(a)	12,928	425,590
Atlantic Power Corp.(a)	53,522	141,833
Dynegy, Inc.*	55,721	1,522,298
Ormat Technologies, Inc.	8,126	217,370
Pattern Energy Group, Inc.	17,848	521,518
TerraForm Power, Inc., Class A	12,896	419,636
Vivint Solar, Inc.*	9,006	71,508

		3,319,753

Industrial Conglomerates 0.0%†
Raven Industries, Inc.	16,350	350,544

Information Technology Services 2.4%
Acxiom Corp.*	34,958	636,236
Blackhawk Network Holdings, Inc.*(a)	23,747	792,200
CACI International, Inc., Class A*	10,703	905,367
Cardtronics, Inc.*	20,316	682,821
Cass Information Systems, Inc.	5,292	231,895
Ciber, Inc.*	35,697	115,301
Computer Task Group, Inc.	7,292	58,992
Convergys Corp.	46,328	887,644
CSG Systems International, Inc.	15,628	383,199
Datalink Corp.*	9,302	105,671
EPAM Systems, Inc.*	16,167	791,051
Euronet Worldwide, Inc.*	23,189	1,052,549
EVERTEC, Inc.	29,952	600,837
ExlService Holdings, Inc.*	14,991	440,436
Forrester Research, Inc.	5,092	192,172
Global Cash Access Holdings, Inc.*	30,186	199,529
Hackett Group, Inc. (The)	11,504	87,200
Heartland Payment Systems, Inc.	16,326	812,545
Higher One Holdings, Inc.*	15,884	52,576
iGATE Corp.*	16,784	594,154
Information Services Group, Inc.	14,427	57,997
Lionbridge Technologies, Inc.*	29,592	147,368
Luxoft Holding, Inc.*	3,626	141,486
ManTech International Corp., Class A	10,884	354,057

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services (continued)
MAXIMUS, Inc.	30,744	$1,713,056
ModusLink Global Solutions, Inc.*(a)	16,608	59,955
MoneyGram International, Inc.*	13,340	113,657
NeuStar, Inc., Class A*(a)	10,319	271,286
PRGX Global, Inc.*	13,489	70,008
Sapient Corp.*	52,475	1,304,528
Science Applications International Corp.	18,058	880,869
ServiceSource International, Inc.*	31,074	104,098
Sykes Enterprises, Inc.*	18,002	405,405
Syntel, Inc.*	14,198	614,063
TeleTech Holdings, Inc.*	8,176	180,363
Unisys Corp.*	23,352	512,109
Virtusa Corp.*	11,862	444,351
WEX, Inc.*	17,595	1,619,620

		18,616,651

Insurance 2.5%
Ambac Financial Group, Inc.*	19,845	485,210
American Equity Investment Life Holding Co.	33,635	858,029
AMERISAFE, Inc.	8,447	343,793
AmTrust Financial Services, Inc.(a)	13,593	688,078
Argo Group International Holdings Ltd.	11,829	632,733
Atlas Financial Holdings, Inc.*	5,377	89,796
Baldwin & Lyons, Inc., Class B	4,262	98,452
Citizens, Inc.*(a)	20,436	147,548
CNO Financial Group, Inc.	92,851	1,441,048
Crawford & Co., Class B	12,507	116,940
Donegal Group, Inc., Class A	3,541	56,621
eHealth, Inc.*	8,102	82,964
EMC Insurance Group, Inc.	2,165	69,843
Employers Holdings, Inc.	14,312	297,690
Enstar Group Ltd.*	3,914	528,273
FBL Financial Group, Inc., Class A	4,348	226,922
Federated National Holding Co.	6,286	182,985
Fidelity & Guaranty Life	5,036	108,828
First American Financial Corp.	48,393	1,646,330
Global Indemnity PLC*	3,730	97,875
Greenlight Capital Re Ltd., Class A*	12,877	404,467
Hallmark Financial Services, Inc.*	6,284	69,375
HCI Group, Inc.	4,157	192,095
Heritage Insurance Holdings, Inc.*	2,951	56,099
Horace Mann Educators Corp.	18,461	562,507
Independence Holding Co.	3,553	45,159
Infinity Property & Casualty Corp.	5,235	367,863
Kansas City Life Insurance Co.	1,694	77,026
Kemper Corp.	21,044	734,646
Maiden Holdings Ltd.	22,646	283,075
Meadowbrook Insurance Group, Inc.	22,357	185,563
Montpelier Re Holdings Ltd.	16,648	584,844
National General Holdings Corp.	16,088	289,101
National Interstate Corp.	3,168	81,639
National Western Life Insurance Co., Class A	1,012	241,251
Navigators Group, Inc. (The)*	4,727	350,838
OneBeacon Insurance Group Ltd., Class A	10,207	161,373
Phoenix Cos., Inc. (The)*	2,582	160,161
Platinum Underwriters Holdings Ltd.	11,246	830,292
Primerica, Inc.	24,772	1,229,682
RLI Corp.	19,517	915,542
Safety Insurance Group, Inc.	5,875	363,956
Selective Insurance Group, Inc.	25,518	658,875
State Auto Financial Corp.	6,927	152,394
State National Cos., Inc.	11,817	114,861
Stewart Information Services Corp.	9,732	348,406
Symetra Financial Corp.	34,160	693,790
Third Point Reinsurance Ltd.*	26,010	344,112
United Fire Group, Inc.	9,299	259,814
United Insurance Holdings Corp.	7,625	186,279
Universal Insurance Holdings, Inc.	14,095	327,427

		19,472,470

Internet & Catalog Retail 0.5%
1-800-FLOWERS.COM, Inc., Class A*	11,340	89,473
Blue Nile, Inc.*	5,503	171,033
EVINE Live, Inc.*	19,511	122,334
FTD Cos., Inc.*	8,535	292,324
Gaiam, Inc., Class A*	6,424	47,024
HSN, Inc.	15,001	1,161,677
Lands’ End, Inc.*(a)	7,515	260,695
Nutrisystem, Inc.	13,195	235,135
Orbitz Worldwide, Inc.*	23,263	214,718
Overstock.com, Inc.*	5,177	115,861
PetMed Express, Inc.(a)	9,307	146,120
Shutterfly, Inc.*	17,454	765,707
Travelport Worldwide Ltd.(a)	13,546	211,182
Wayfair, Inc., Class A*(a)	5,795	113,350

		3,946,633

Internet Software & Services 2.3%
Aerohive Networks, Inc.*	4,162	16,523
Amber Road, Inc.*	4,014	38,173
Angie’s List, Inc.*(a)	20,158	92,525
Bankrate, Inc.*	30,174	376,571
Bazaarvoice, Inc.*(a)	22,957	190,773
Benefitfocus, Inc.*(a)	2,310	55,879
Blucora, Inc.*	19,293	260,841
Borderfree, Inc.*	2,686	16,385
Brightcove, Inc.*	14,798	105,954
Carbonite, Inc.*	7,996	120,180
Care.com, Inc.*	3,098	24,691
ChannelAdvisor Corp.*	9,349	88,629
Cimpress NV*	15,061	1,213,164
comScore, Inc.*	15,674	651,411
Constant Contact, Inc.*	14,187	536,552
Cornerstone OnDemand, Inc.*	24,104	794,227
Coupons.com, Inc.*(a)	5,618	80,450
Cvent, Inc.*	8,097	202,263
Dealertrack Technologies, Inc.*	24,317	977,543
Demand Media, Inc.*	3,953	16,010
Demandware, Inc.*	13,628	729,916
Dice Holdings, Inc.*	17,436	144,196
Digital River, Inc.*	14,811	378,125
E2open, Inc.*(a)	10,858	63,954
EarthLink Holdings Corp.	45,143	190,503
Endurance International Group Holdings, Inc.*(a)	13,479	226,582
Envestnet, Inc.*	15,442	794,800
Everyday Health, Inc.*	3,468	48,136
Five9, Inc.*(a)	5,412	21,269
Global Eagle Entertainment, Inc.*	18,318	282,006

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Gogo, Inc.*(a)	25,140	$365,410
GrubHub, Inc.*	4,042	139,166
GTT Communications, Inc.*	7,453	85,784
Internap Corp.*	24,764	208,513
IntraLinks Holdings, Inc.*	17,663	188,288
j2 Global, Inc.	21,465	1,232,950
Limelight Networks, Inc.*	27,331	72,700
Liquidity Services, Inc.*	11,375	88,042
LivePerson, Inc.*	24,749	264,814
LogMeIn, Inc.*	10,973	521,766
Marchex, Inc., Class B	14,976	57,059
Marin Software, Inc.*(a)	12,020	79,572
Marketo, Inc.*	11,672	401,867
Millennial Media, Inc.*(a)	34,862	47,064
Monster Worldwide, Inc.*	41,720	172,304
NIC, Inc.	29,508	484,521
OPOWER, Inc.*(a)	3,539	40,380
Perficient, Inc.*	15,529	279,522
Q2 Holdings, Inc.*	4,506	80,567
QuinStreet, Inc.*	15,725	80,512
RealNetworks, Inc.*	9,891	69,534
Reis, Inc.	3,867	87,007
RetailMeNot, Inc.*(a)	14,114	219,190
Rightside Group Ltd.*	3,953	31,229
Rocket Fuel, Inc.*(a)	8,517	109,103
SciQuest, Inc.*	12,635	179,670
Shutterstock, Inc.*	6,888	387,726
SPS Commerce, Inc.*	7,384	437,871
Stamps.com, Inc.*	6,420	292,559
TechTarget, Inc.*	7,459	82,422
Textura Corp.*(a)	8,516	212,389
Travelzoo, Inc.*	3,547	30,433
Tremor Video, Inc.*	16,119	33,850
TrueCar, Inc.*(a)	3,578	62,901
Trulia, Inc.*(a)	16,754	715,061
Unwired Planet, Inc.*	43,457	42,892
Web.com Group, Inc.*	23,356	352,909
WebMD Health Corp.*	17,624	682,930
Wix.com Ltd.*(a)	6,390	126,394
XO Group, Inc.*	12,069	198,414
Xoom Corp.*(a)	14,182	209,184
YuMe, Inc.*	8,160	44,064
Zix Corp.*	26,688	94,476

		18,331,240

Leisure Products 0.5%
Arctic Cat, Inc.	5,812	195,399
Black Diamond, Inc.*	10,663	67,817
Brunswick Corp.	41,992	2,279,326
Callaway Golf Co.	34,830	284,213
Escalade, Inc.	4,268	65,044
JAKKS Pacific, Inc.*(a)	8,208	49,412
Johnson Outdoors, Inc., Class A	2,237	67,110
LeapFrog Enterprises, Inc.*	30,367	72,273
Malibu Boats, Inc., Class A*	3,751	81,847
Marine Products Corp.	4,726	34,169
Nautilus, Inc.*	14,015	199,574
Smith & Wesson Holding Corp.*	25,030	307,869
Sturm Ruger & Co., Inc.(a)	8,770	354,308

		4,058,361

Life Sciences Tools & Services 0.5%
Accelerate Diagnostics, Inc.*(a)	10,332	222,138
Affymetrix, Inc.*	32,820	362,333
Albany Molecular Research, Inc.*	10,759	175,694
Cambrex Corp.*	13,850	310,655
Enzo Biochem, Inc.*	15,569	49,042
Fluidigm Corp.*	12,678	488,483
Furiex Pharmaceuticals, Inc.*(b)	3,319	32,427
INC Research Holdings, Inc., Class A*	4,310	100,423
Luminex Corp.*	16,950	299,167
NanoString Technologies, Inc.*	4,551	57,161
Pacific Biosciences of California, Inc.*	25,743	206,974
PAREXEL International Corp.*	25,781	1,571,610
PRA Health Sciences, Inc.*	8,922	233,132
Sequenom, Inc.*(a)	52,551	193,388

		4,302,627

Machinery 2.8%
Accuride Corp.*	17,077	75,139
Actuant Corp., Class A	27,934	645,555
Alamo Group, Inc.	3,011	135,646
Albany International Corp., Class A	12,770	435,840
Altra Industrial Motion Corp.	12,395	316,692
American Railcar Industries, Inc.(a)	4,292	215,458
ARC Group Worldwide, Inc.*(a)	1,382	10,628
Astec Industries, Inc.	8,532	303,398
Barnes Group, Inc.	24,624	845,834
Blount International, Inc.	22,425	347,588
Briggs & Stratton Corp.	21,152	389,408
Chart Industries, Inc.*	13,811	393,614
CIRCOR International, Inc.	7,994	394,824
CLARCOR, Inc.	22,865	1,429,748
Columbus McKinnon Corp.	8,987	225,124
Commercial Vehicle Group, Inc.*	12,137	67,118
Douglas Dynamics, Inc.	10,141	204,747
Dynamic Materials Corp.	6,495	91,969
Energy Recovery, Inc.*	17,190	56,727
EnPro Industries, Inc.*	10,326	612,642
ESCO Technologies, Inc.	11,997	432,132
ExOne Co. (The)*(a)	4,582	65,752
Federal Signal Corp.	28,386	433,454
FreightCar America, Inc.	5,503	128,440
Global Brass & Copper Holdings, Inc.	9,748	127,991
Gorman-Rupp Co. (The)	8,632	246,098
Graham Corp.	4,661	96,436
Greenbrier Cos., Inc. (The)(a)	12,521	650,216
Harsco Corp.	36,541	539,345
Hillenbrand, Inc.	28,389	891,699
Hurco Cos., Inc.	2,964	103,977
Hyster-Yale Materials Handling, Inc.	4,647	291,135
John Bean Technologies Corp.	13,197	398,417
Kadant, Inc.	5,096	202,515
LB Foster Co., Class A	4,661	220,978
Lindsay Corp.	5,543	479,026
Lydall, Inc.*	7,622	209,986
Manitex International, Inc.*	6,522	71,351
Meritor, Inc.*	44,479	569,331
Miller Industries, Inc.	5,034	101,687
Mueller Industries, Inc.	25,704	806,849
Mueller Water Products, Inc., Class A	72,263	739,250
NN, Inc.	8,144	187,719
Omega Flex, Inc.	1,345	42,193

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Proto Labs, Inc.*	10,303	$663,410
RBC Bearings, Inc.	10,524	610,813
Rexnord Corp.*	33,997	841,426
Standex International Corp.	5,764	403,999
Sun Hydraulics Corp.	10,071	364,973
Tennant Co.	8,326	542,938
Titan International, Inc.(a)	20,233	180,883
TriMas Corp.*	20,510	553,565
Twin Disc, Inc.	3,854	62,049
Wabash National Corp.*	31,084	387,617
Watts Water Technologies, Inc., Class A	12,933	758,262
Woodward, Inc.	29,976	1,337,229
Xerium Technologies, Inc.*	4,834	74,395

		22,015,235

Marine 0.1%
Baltic Trading Ltd.	22,553	36,536
International Shipholding Corp.	2,735	45,839
Knightsbridge Shipping Ltd.(a)	15,439	61,910
Matson, Inc.	19,498	677,555
Navios Maritime Holdings, Inc.(a)	36,136	131,174
Safe Bulkers, Inc.(a)	17,840	64,046
Scorpio Bulkers, Inc.*(a)	61,557	91,720
Ultrapetrol (Bahamas) Ltd.*	10,076	16,222

		1,125,002

Media 1.4%
AH Belo Corp., Class A	8,434	76,075
AMC Entertainment Holdings, Inc., Class A	9,650	271,358
Carmike Cinemas, Inc.*	11,052	305,809
Central European Media Enterprises Ltd., Class A*(a)	30,710	79,846
Cinedigm Corp., Class A*	34,710	51,718
Crown Media Holdings, Inc., Class A*	15,634	50,029
Cumulus Media, Inc., Class A*	66,044	229,833
Daily Journal Corp.*	480	90,480
Dex Media, Inc.*	7,045	47,765
E.W. Scripps Co. (The), Class A*	14,102	278,232
Entercom Communications Corp., Class A*	11,058	127,941
Entravision Communications Corp., Class A	26,328	162,444
Eros International PLC*	10,162	190,639
Global Sources Ltd.*	6,515	37,982
Gray Television, Inc.*	22,334	211,280
Harte-Hanks, Inc.	22,955	166,883
Hemisphere Media Group, Inc.*(a)	3,594	44,853
Journal Communications, Inc., Class A*	20,132	202,327
Lee Enterprises, Inc.*(a)	24,646	72,706
Loral Space & Communications, Inc.*	5,903	424,485
Martha Stewart Living Omnimedia, Inc., Class A*	13,420	62,269
McClatchy Co. (The), Class A*	28,292	71,013
MDC Partners, Inc., Class A	19,438	464,568
Media General, Inc.*	35,944	513,999
Meredith Corp.	16,304	848,786
National CineMedia, Inc.	27,914	401,962
New Media Investment Group, Inc.	20,177	471,940
New York Times Co. (The), Class A	62,840	791,156
Nexstar Broadcasting Group, Inc., Class A	13,886	692,842
Radio One, Inc., Class D*	10,354	19,465
ReachLocal, Inc.*	5,969	18,086
Reading International, Inc., Class A*	7,641	92,380
Rentrak Corp.*	4,513	347,185
Saga Communications, Inc., Class A	1,679	68,285
Salem Communications Corp., Class A	4,976	34,683
Scholastic Corp.	12,057	443,456
SFX Entertainment, Inc.*(a)	20,295	66,770
Sinclair Broadcast Group, Inc., Class A(a)	31,165	771,022
Sizmek, Inc.*	10,486	62,497
Time, Inc.	49,937	1,250,422
Townsquare Media, Inc., Class A*	3,891	47,237
World Wrestling Entertainment, Inc., Class A(a)	13,740	166,391

		10,829,099

Metals & Mining 1.0%
AK Steel Holding Corp.*(a)	80,885	306,554
Allied Nevada Gold Corp.*(a)	59,112	60,885
AM Castle & Co.*(a)	8,688	52,562
Ampco-Pittsburgh Corp.	3,876	70,543
Century Aluminum Co.*	23,205	536,268
Coeur Mining, Inc.*(a)	46,962	295,861
Commercial Metals Co.	53,270	714,883
Globe Specialty Metals, Inc.	28,638	441,598
Gold Resource Corp.	17,477	61,169
Handy & Harman Ltd.*	1,766	79,700
Haynes International, Inc.	5,561	216,490
Hecla Mining Co.	166,312	547,166
Horsehead Holding Corp.*(a)	24,998	335,973
Kaiser Aluminum Corp.	8,103	561,619
Materion Corp.	9,281	305,809
Molycorp, Inc.*	84,128	27,762
Noranda Aluminum Holding Corp.	19,842	60,121
Olympic Steel, Inc.	4,247	58,226
RTI International Metals, Inc.*	13,882	309,569
Ryerson Holding Corp.*	4,899	31,109
Schnitzer Steel Industries, Inc., Class A	11,961	201,902
Stillwater Mining Co.*	54,379	743,361
SunCoke Energy, Inc.	30,057	453,861
U.S. Silica Holdings, Inc.(a)	24,393	614,704
Universal Stainless & Alloy Products, Inc.*	3,203	71,395
Walter Energy, Inc.(a)	30,608	28,533
Worthington Industries, Inc.	23,351	698,895

		7,886,518

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Multiline Retail 0.2%
Bon-Ton Stores, Inc. (The)(a)	6,830	$37,428
Burlington Stores, Inc.*	12,999	648,520
Fred’s, Inc., Class A	16,805	278,963
Tuesday Morning Corp.*	19,708	348,832

		1,313,743

Multi-Utilities 0.4%
Avista Corp.	27,243	1,011,533
Black Hills Corp.	20,169	1,011,677
NorthWestern Corp.	21,259	1,227,920

		3,251,130

Oil, Gas & Consumable Fuels 2.2%
Abraxas Petroleum Corp.*	42,149	124,761
Adams Resources & Energy, Inc.	975	56,589
Alon USA Energy, Inc.	11,980	144,718
Alpha Natural Resources, Inc.*(a)	101,252	105,302
American Eagle Energy Corp.*	13,843	7,269
Amyris, Inc.*(a)	12,496	21,493
Approach Resources, Inc.*(a)	18,108	113,537
Arch Coal, Inc.(a)	96,920	89,874
Ardmore Shipping Corp.(a)	8,092	91,601
Bill Barrett Corp.*	22,770	232,254
Bonanza Creek Energy, Inc.*	14,760	384,941
BPZ Resources, Inc.*(a)	54,182	12,191
Callon Petroleum Co.*	24,911	135,765
Carrizo Oil & Gas, Inc.*	20,567	927,572
Clayton Williams Energy, Inc.*	2,689	150,315
Clean Energy Fuels Corp.*(a)	32,198	134,266
Cloud Peak Energy, Inc.*	27,976	189,957
Comstock Resources, Inc.(a)	21,932	88,605
Contango Oil & Gas Co.*	7,965	239,508
Delek US Holdings, Inc.	26,846	828,199
DHT Holdings, Inc.	41,690	306,422
Diamondback Energy, Inc.*	18,964	1,308,326
Dorian LPG Ltd.*	3,419	38,532
Eclipse Resources Corp.*(a)	13,674	84,779
Emerald Oil, Inc.*(a)	26,501	21,810
Energy XXI Ltd.(a)	42,916	126,173
Evolution Petroleum Corp.	8,711	64,026
EXCO Resources, Inc.(a)	69,610	138,524
Frontline Ltd.*(a)	30,556	70,584
FX Energy, Inc.*(a)	25,511	35,205
GasLog Ltd.	18,980	331,960
Gastar Exploration, Inc.*	31,758	74,314
Goodrich Petroleum Corp.*(a)	16,106	40,587
Green Plains, Inc.	16,888	395,348
Halcon Resources Corp.*(a)	118,963	166,548
Hallador Energy Co.	4,116	46,675
Harvest Natural Resources, Inc.*(a)	18,905	11,859
Isramco, Inc.*	409	54,483
Jones Energy, Inc., Class A*(a)	5,195	52,989
Magnum Hunter Resources Corp.*(a)	90,985	176,511
Matador Resources Co.*	33,133	714,348
Midstates Petroleum Co., Inc.*(a)	17,048	21,992
Miller Energy Resources, Inc.*(a)	13,671	15,995
Navios Maritime Acquisition Corp.(a)	36,547	121,702
Nordic American Tankers Ltd.(a)	40,279	407,624
Northern Oil and Gas, Inc.*(a)	28,097	176,449
Pacific Ethanol, Inc.*(a)	11,049	94,911
Panhandle Oil and Gas, Inc., Class A	6,165	129,095
Parsley Energy, Inc., Class A*	24,017	402,765
PDC Energy, Inc.*	16,161	742,436
Penn Virginia Corp.*(a)	30,004	146,420
Petrocorp, Inc.* (b)	1,500	0
PetroQuest Energy, Inc.*	27,338	80,100
Renewable Energy Group, Inc.*	15,385	134,465
Resolute Energy Corp.*(a)	35,769	26,111
REX American Resources Corp.*	2,852	158,315
Rex Energy Corp.*(a)	22,160	78,446
Ring Energy, Inc.*	9,183	83,749
Rosetta Resources, Inc.*	27,744	473,590
RSP Permian, Inc.*	10,643	285,232
Sanchez Energy Corp.*(a)	23,318	259,763
Scorpio Tankers, Inc.	74,262	584,442
SemGroup Corp., Class A	19,237	1,295,227
Ship Finance International Ltd.(a)	26,578	369,168
Solazyme, Inc.*(a)	35,163	77,710
Stone Energy Corp.*	25,235	355,309
Swift Energy Co.*(a)	20,337	43,318
Synergy Resources Corp.*	29,915	365,861
Teekay Tankers Ltd., Class A	35,959	184,829
TransAtlantic Petroleum Ltd.*	10,029	42,724
Triangle Petroleum Corp.*(a)	30,332	159,243
VAALCO Energy, Inc.*	22,910	126,921
Vertex Energy, Inc.*(a)	5,885	20,480
W&T Offshore, Inc.	16,198	81,962
Warren Resources, Inc.*	33,961	35,659
Western Refining, Inc.	24,143	896,430
Westmoreland Coal Co.*	6,775	176,692

		16,993,855

Paper & Forest Products 0.8%
Boise Cascade Co.*	17,951	725,939
Clearwater Paper Corp.*	9,277	686,684
Deltic Timber Corp.	5,084	317,750
KapStone Paper and Packaging Corp.	38,399	1,146,978
Louisiana-Pacific Corp.*(a)	63,994	1,047,582
Neenah Paper, Inc.	7,530	432,071
P.H. Glatfelter Co.	19,566	447,474
Resolute Forest Products, Inc.*	29,337	498,729
Schweitzer-Mauduit International, Inc.	13,913	540,659
Wausau Paper Corp.	19,316	196,251

		6,040,117

Personal Products 0.2%
Elizabeth Arden, Inc.*(a)	11,797	174,360
Female Health Co. (The)(a)	10,145	38,449
Inter Parfums, Inc.	7,580	190,637
Medifast, Inc.*	5,559	176,165
Nature’s Sunshine Products, Inc.	4,740	65,554
Nutraceutical International Corp.*	4,083	79,782
Revlon, Inc., Class A*	5,186	169,790
Synutra International, Inc.*(a)	7,996	42,938

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Personal Products (continued)
USANA Health Sciences, Inc.*(a)	2,602	$255,100

		1,192,775

Pharmaceuticals 1.9%
AcelRx Pharmaceuticals, Inc.*(a)	11,433	76,601
Achaogen, Inc.*	3,013	35,252
Aerie Pharmaceuticals, Inc.*	4,637	129,651
Akorn, Inc.*	28,199	1,200,713
Alimera Sciences, Inc.*(a)	12,021	65,274
Amphastar Pharmaceuticals, Inc.*	4,251	51,565
Ampio Pharmaceuticals, Inc.*(a)	19,060	95,681
ANI Pharmaceuticals, Inc.*	3,089	172,891
Aratana Therapeutics, Inc.*	12,882	213,455
BioDelivery Sciences International, Inc.*	18,764	245,808
Bio-Path Holdings, Inc.*	33,180	74,987
Catalent, Inc.*	22,227	613,910
Cempra, Inc.*	13,512	374,823
Corcept Therapeutics, Inc.*(a)	24,037	69,948
Depomed, Inc.*	26,285	480,227
Dermira, Inc.*	3,351	56,464
Egalet Corp.*	1,887	16,511
Endo International PLC*	2,511	199,863
Endocyte, Inc.*(a)	17,222	89,210
Horizon Pharma PLC*(a)	29,347	482,171
IGI Laboratories, Inc.*	14,358	143,006
Impax Laboratories, Inc.*	31,713	1,162,916
Intersect ENT, Inc.*	2,759	58,132
Intra-Cellular Therapies, Inc.*	7,797	151,418
Lannett Co., Inc.*	11,649	552,512
Medicines Co. (The)*	29,531	846,654
Nektar Therapeutics*	57,659	844,128
Omeros Corp.*(a)	15,274	339,694
Pacira Pharmaceuticals, Inc.*	16,142	1,732,844
Pain Therapeutics, Inc.*	16,869	33,232
Pernix Therapeutics Holdings, Inc.*	14,833	123,262
Phibro Animal Health Corp., Class A	6,631	181,225
POZEN, Inc.*	12,442	85,974
Prestige Brands Holdings, Inc.*	23,443	803,157
Relypsa, Inc.*	7,618	267,620
Repros Therapeutics, Inc.*	10,745	92,407
Revance Therapeutics, Inc.*	3,879	62,452
Sagent Pharmaceuticals, Inc.*	9,843	252,670
SciClone Pharmaceuticals, Inc.*	23,679	174,751
Sucampo Pharmaceuticals, Inc., Class A*	7,823	117,814
Supernus Pharmaceuticals, Inc.*(a)	13,439	114,232
Tetraphase Pharmaceuticals, Inc.*	11,704	425,557
TherapeuticsMD, Inc.*(a)	49,396	200,548
Theravance Biopharma, Inc.*	10,697	173,719
Theravance, Inc.(a)	37,314	420,529
VIVUS, Inc.*(a)	41,950	109,909
XenoPort, Inc.*	26,407	219,970
Zogenix, Inc.*(a)	56,631	76,452
ZS Pharma, Inc.*	3,052	137,126

		14,648,915

Professional Services 1.4%
Acacia Research Corp.(a)	22,757	284,918
Advisory Board Co. (The)*	19,062	893,627
Barrett Business Services, Inc.	3,305	101,298
CBIZ, Inc.*	19,514	161,576
CDI Corp.	6,484	110,163
Corporate Executive Board Co. (The)	15,396	1,054,934
Corporate Resource Services, Inc.*	6,948	4,239
CRA International, Inc.*	4,389	129,607
Exponent, Inc.	6,017	482,202
Franklin Covey Co.*	4,921	88,922
FTI Consulting, Inc.*	18,656	758,740
GP Strategies Corp.*	5,994	200,080
Heidrick & Struggles International, Inc.	8,235	182,488
Hill International, Inc.*	13,890	53,060
Huron Consulting Group, Inc.*	10,698	804,704
ICF International, Inc.*	9,131	341,134
Insperity, Inc.	10,212	428,291
Kelly Services, Inc., Class A	12,430	210,067
Kforce, Inc.	11,243	263,086
Korn/Ferry International*	22,537	642,305
Mistras Group, Inc.*	7,563	152,016
Navigant Consulting, Inc.*	22,463	324,141
On Assignment, Inc.*	24,665	866,481
Paylocity Holding Corp.*	3,843	90,541
Pendrell Corp.*	76,480	99,424
Resources Connection, Inc.	17,667	295,039
RPX Corp.*	24,215	299,055
TriNet Group, Inc.*	7,124	236,303
TrueBlue, Inc.*	18,674	411,948
VSE Corp.	1,895	137,141
WageWorks, Inc.*	15,848	872,274

		10,979,804

Real Estate Investment Trusts (REITs) 9.5%
Acadia Realty Trust	31,000	1,121,890
AG Mortgage Investment Trust, Inc.	13,083	240,596
Agree Realty Corp.	7,989	276,739
Alexander’s, Inc.	955	442,967
Altisource Residential Corp.	26,003	468,314
American Assets Trust, Inc.	15,708	697,121
American Capital Mortgage Investment Corp.	23,174	431,963
American Residential Properties, Inc.*	14,679	257,029
AmREIT, Inc.	8,938	237,572
Anworth Mortgage Asset Corp.	51,898	269,351
Apollo Commercial Real Estate Finance, Inc.	21,021	347,477
Apollo Residential Mortgage, Inc.	14,562	227,895
Ares Commercial Real Estate Corp.	13,249	159,385
Armada Hoffler Properties, Inc.	11,589	123,655
ARMOUR Residential REIT, Inc.	161,142	533,380
Ashford Hospitality Prime, Inc.	8,351	143,303
Ashford Hospitality Trust, Inc.	31,532	331,717
Associated Estates Realty Corp.	26,126	650,799
Aviv REIT, Inc.	8,937	351,492
Campus Crest Communities, Inc.	28,999	199,803
Capstead Mortgage Corp.	43,475	522,570
CareTrust REIT, Inc.	12,670	170,792
CatchMark Timber Trust, Inc., Class A	8,796	101,242
Cedar Realty Trust, Inc.	38,179	303,905
Chambers Street Properties	107,438	907,851
Chatham Lodging Trust	17,381	541,071
Chesapeake Lodging Trust	24,851	912,529
Colony Financial, Inc.	48,770	1,221,689
CorEnergy Infrastructure Trust, Inc.	21,118	138,323

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (continued)
CoreSite Realty Corp.	9,637	$422,197
Cousins Properties, Inc.	99,851	1,102,355
CubeSmart	73,562	1,812,568
CyrusOne, Inc.	15,046	422,040
CYS Investments, Inc.	74,242	656,299
DCT Industrial Trust, Inc.	37,407	1,412,488
DiamondRock Hospitality Co.	88,780	1,289,973
DuPont Fabros Technology, Inc.	29,035	1,081,844
Dynex Capital, Inc.	25,025	209,459
EastGroup Properties, Inc.	14,302	924,481
Education Realty Trust, Inc.	18,080	625,568
Empire State Realty Trust, Inc., Class A	41,843	761,543
EPR Properties	25,972	1,689,738
Equity One, Inc.	27,984	762,284
Excel Trust, Inc.	27,558	386,914
FelCor Lodging Trust, Inc.	56,510	565,665
First Industrial Realty Trust, Inc.	49,850	1,083,241
First Potomac Realty Trust	26,779	342,771
Franklin Street Properties Corp.	40,786	525,324
Geo Group, Inc. (The)	32,841	1,429,240
Getty Realty Corp.	11,787	218,413
Gladstone Commercial Corp.	8,356	145,394
Government Properties Income Trust	31,207	711,520
Gramercy Property Trust, Inc.	84,755	586,505
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,864	162,537
Hatteras Financial Corp.	43,744	795,266
Healthcare Realty Trust, Inc.	43,693	1,314,722
Hersha Hospitality Trust	91,237	609,463
Highwoods Properties, Inc.	40,957	1,924,979
Hudson Pacific Properties, Inc.	29,702	960,860
Inland Real Estate Corp.	39,913	454,210
Invesco Mortgage Capital, Inc.	55,692	854,315
Investors Real Estate Trust	50,586	417,335
iStar Financial, Inc.*	38,207	498,219
Kite Realty Group Trust	15,060	460,234
LaSalle Hotel Properties	50,619	2,048,045
Lexington Realty Trust	93,370	1,065,352
LTC Properties, Inc.	15,861	744,198
Mack-Cali Realty Corp.	40,483	789,823
Medical Properties Trust, Inc.	94,058	1,445,671
Monmouth Real Estate Investment Corp.	25,228	297,943
National Health Investors, Inc.	17,055	1,275,032
New Residential Investment Corp.	64,509	822,490
New York Mortgage Trust, Inc.	48,134	372,557
New York REIT, Inc.	73,866	770,422
One Liberty Properties, Inc.	5,615	137,624
Owens Realty Mortgage, Inc.	4,611	62,940
Parkway Properties, Inc.	35,857	656,183
Pebblebrook Hotel Trust	32,342	1,501,963
Pennsylvania Real Estate Investment Trust	31,205	746,736
PennyMac Mortgage Investment Trust	32,681	735,649
Physicians Realty Trust	31,814	561,199
Potlatch Corp.	18,530	738,606
PS Business Parks, Inc.	8,874	746,392
QTS Realty Trust, Inc., Class A	5,480	208,295
RAIT Financial Trust	37,357	263,367
Ramco-Gershenson Properties Trust	34,945	683,874
Redwood Trust, Inc.	37,709	751,540
Resource Capital Corp.	59,323	286,530
Retail Opportunity Investments Corp.	40,854	721,890
Rexford Industrial Realty, Inc.	21,126	338,439
RLJ Lodging Trust	59,420	2,024,439
Rouse Properties, Inc.	16,943	314,970
Ryman Hospitality Properties, Inc.	19,753	1,084,440
Sabra Health Care REIT, Inc.	26,766	875,248
Saul Centers, Inc.	4,512	257,590
Select Income REIT	16,805	417,940
Silver Bay Realty Trust Corp.	15,133	235,772
Sovran Self Storage, Inc.	15,028	1,423,903
STAG Industrial, Inc.	25,681	672,842
Starwood Waypoint Residential Trust	17,808	431,666
STORE Capital Corp.	14,603	335,285
Strategic Hotels & Resorts, Inc.*	121,243	1,627,081
Summit Hotel Properties, Inc.	39,065	500,813
Sun Communities, Inc.	21,767	1,474,279
Sunstone Hotel Investors, Inc.	94,004	1,602,768
Terreno Realty Corp.	19,465	443,802
Trade Street Residential, Inc.	8,038	63,982
UMH Properties, Inc.	9,200	88,596
Universal Health Realty Income Trust	5,101	274,077
Urstadt Biddle Properties, Inc., Class A	10,721	251,944
Washington Real Estate Investment Trust	30,340	871,061
Western Asset Mortgage Capital Corp.	19,517	263,480
Whitestone REIT	10,238	160,634
WP GLIMCHER, Inc.	—	8

		74,421,764

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	22,181	848,645
Altisource Asset Management Corp.*	644	103,040
Altisource Portfolio Solutions SA*(a)	6,063	122,958
AV Homes, Inc.*	5,007	75,055
Consolidated-Tomoka Land Co.	1,981	108,063
Forestar Group, Inc.*	15,758	209,109
FRP Holdings, Inc.*	2,982	107,948
Kennedy-Wilson Holdings, Inc.	32,645	868,031
Marcus & Millichap, Inc.*	3,532	121,077
RE/MAX Holdings, Inc., Class A	4,853	161,508
St. Joe Co. (The)*	17,520	283,123
Tejon Ranch Co.*	6,127	150,847

		3,159,404

Road & Rail 0.6%
ArcBest Corp.	11,721	436,725
Celadon Group, Inc.	9,557	227,743
Heartland Express, Inc.	24,619	632,462
Knight Transportation, Inc.	27,004	769,344
Marten Transport Ltd.	10,857	222,026
PAM Transportation Services, Inc.*	1,362	78,860
Quality Distribution, Inc.*	12,648	105,484
Roadrunner Transportation Systems, Inc.*	12,557	255,158
Saia, Inc.*	11,176	470,621
Swift Transportation Co.*	38,527	946,994
Universal Truckload Services, Inc.	2,910	68,560
USA Truck, Inc.*	2,781	77,312
Werner Enterprises, Inc.	20,240	577,447

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Road & Rail (continued)
YRC Worldwide, Inc.*	14,106	$223,721

		5,092,457

Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.*	18,473	443,352
Alpha & Omega Semiconductor Ltd.*	9,401	82,447
Ambarella, Inc.*(a)	13,058	722,238
Amkor Technology, Inc.*	39,068	248,082
Applied Micro Circuits Corp.*	34,793	182,663
Audience, Inc.*(a)	6,268	25,323
Axcelis Technologies, Inc.*	50,881	122,114
Brooks Automation, Inc.	30,157	389,327
Cabot Microelectronics Corp.*	10,903	538,717
Cascade Microtech, Inc.*	5,750	77,395
Cavium, Inc.*	23,883	1,404,559
CEVA, Inc.*	9,457	173,158
Cirrus Logic, Inc.*	28,209	747,539
Cohu, Inc.	11,549	130,850
Cypress Semiconductor Corp.*(a)	71,585	1,054,447
Diodes, Inc.*	16,422	434,033
DSP Group, Inc.*	9,915	108,966
Entegris, Inc.*	63,134	820,742
Entropic Communications, Inc.*	40,279	104,323
Exar Corp.*	18,128	163,515
Fairchild Semiconductor International, Inc.*	56,660	869,731
FormFactor, Inc.*	24,947	188,350
Inphi Corp.*	14,074	275,850
Integrated Device Technology, Inc.*	60,254	1,102,046
Integrated Silicon Solution, Inc.	13,614	218,913
Intersil Corp., Class A	58,296	834,216
IXYS Corp.	11,265	127,295
Kopin Corp.*	29,916	109,193
Lattice Semiconductor Corp.*	53,318	380,157
M/A-COM Technology Solutions Holdings, Inc.*	5,489	178,447
MaxLinear, Inc., Class A*	12,670	101,994
Micrel, Inc.	20,306	285,705
Microsemi Corp.*	43,023	1,198,621
MKS Instruments, Inc.	24,231	848,327
Monolithic Power Systems, Inc.	17,509	831,502
Nanometrics, Inc.*	10,679	165,952
NVE Corp.	2,201	145,508
OmniVision Technologies, Inc.*	25,445	688,033
PDF Solutions, Inc.*	13,754	228,591
Pericom Semiconductor Corp.*	10,089	147,400
Photronics, Inc.*	29,395	246,918
PMC-Sierra, Inc.*	78,644	695,213
Power Integrations, Inc.	13,799	711,752
Qorvo, Inc.*	64,862	4,791,356
QuickLogic Corp.*(a)	25,295	72,091
Rambus, Inc.*	51,589	580,376
Rubicon Technology, Inc.*(a)	11,930	49,629
Rudolph Technologies, Inc.*	15,234	152,797
Semtech Corp.*	30,509	776,759
Silicon Image, Inc.*	35,041	254,398
Silicon Laboratories, Inc.*	19,727	863,254
Spansion, Inc., Class A*(a)	27,286	967,562
Synaptics, Inc.*	16,284	1,250,774
Tessera Technologies, Inc.	24,219	898,041
Ultra Clean Holdings, Inc.*	13,433	118,210
Ultratech, Inc.*	12,853	204,877
Veeco Instruments, Inc.*	18,160	529,727
Vitesse Semiconductor Corp.*	24,251	90,941
Xcerra Corp.*	23,858	183,229

		30,337,525

Software 4.2%
A10 Networks, Inc.*	5,822	27,946
ACI Worldwide, Inc.*	51,432	949,949
Advent Software, Inc.	23,271	973,891
American Software, Inc., Class A	11,127	92,243
Aspen Technology, Inc.*	41,676	1,473,038
AVG Technologies NV*	15,846	313,434
Barracuda Networks, Inc.*	3,526	119,390
Blackbaud, Inc.	20,980	917,036
Bottomline Technologies de, Inc.*	17,768	440,113
BroadSoft, Inc.*	12,905	347,015
Callidus Software, Inc.*	21,863	326,852
CommVault Systems, Inc.*	21,435	934,137
Comverse, Inc.*	10,063	173,386
Covisint Corp.*	17,307	38,422
Cyan, Inc.*(a)	12,089	35,179
Digimarc Corp.	3,018	81,546
Ebix, Inc.	13,812	315,604
Ellie Mae, Inc.*	12,748	563,972
EnerNOC, Inc.*	12,339	212,478
Epiq Systems, Inc.	13,924	242,974
ePlus, Inc.*	2,313	155,989
Fair Isaac Corp.	14,650	1,045,278
Fleetmatics Group PLC*(a)	16,937	599,739
Gigamon, Inc.*	10,827	199,325
Globant SA*	3,162	43,889
Glu Mobile, Inc.*(a)	40,921	143,633
Guidance Software, Inc.*(a)	8,052	52,821
Guidewire Software, Inc.*	30,732	1,539,673
HubSpot, Inc.*	2,674	89,980
Imperva, Inc.*	10,021	418,477
Infoblox, Inc.*	24,494	457,303
Interactive Intelligence Group, Inc.*	7,547	306,106
Jive Software, Inc.*	18,896	108,841
Kofax Ltd.*	33,440	230,402
Manhattan Associates, Inc.*	34,297	1,531,018
Mavenir Systems, Inc.*	5,236	62,675
Mentor Graphics Corp.	43,957	1,011,451
MicroStrategy, Inc., Class A*	4,109	664,014
MobileIron, Inc.*	5,345	46,876
Model N, Inc.*	8,629	92,330
Monotype Imaging Holdings, Inc.	17,813	522,633
NetScout Systems, Inc.*	16,488	591,919
Park City Group, Inc.*(a)	4,234	43,907
Paycom Software, Inc.*	2,908	76,102
Pegasystems, Inc.	16,021	313,531
Progress Software Corp.*	23,300	583,665
Proofpoint, Inc.*	16,775	838,750
PROS Holdings, Inc.*	10,595	257,353
QAD, Inc., Class A	3,067	59,316
Qlik Technologies, Inc.*	40,523	1,150,853
Qualys, Inc.*	9,008	342,484

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Rally Software Development Corp.*(a)	11,454	$135,501
RealPage, Inc.*	23,472	422,731
Rosetta Stone, Inc.*	9,619	86,763
Rubicon Project, Inc. (The)*	3,589	52,866
Sapiens International Corp. NV*	11,038	70,864
Seachange International, Inc.*	15,053	106,274
Silver Spring Networks, Inc.*(a)	16,146	114,637
SS&C Technologies Holdings, Inc.	30,824	1,705,492
Synchronoss Technologies, Inc.*	16,001	679,562
Take-Two Interactive Software, Inc.*	37,778	1,122,762
Tangoe, Inc.*	17,786	203,294
TeleCommunication Systems, Inc., Class A*	22,315	63,151
Telenav, Inc.*	11,961	77,507
TiVo, Inc.*	46,621	487,656
TubeMogul, Inc.*(a)	1,505	22,846
Tyler Technologies, Inc.*	14,943	1,585,153
Ultimate Software Group, Inc. (The)*	12,833	1,899,412
Varonis Systems, Inc.*	2,453	80,875
VASCO Data Security International, Inc.*(a)	13,318	286,337
Verint Systems, Inc.*	27,070	1,444,997
VirnetX Holding Corp.*(a)	19,782	107,614
Vringo, Inc.*	33,092	17,502
Yodlee, Inc.*	3,003	27,688
Zendesk, Inc.*(a)	5,251	127,022

		33,087,444

Specialty Retail 3.2%
Aeropostale, Inc.*	36,533	89,140
American Eagle Outfitters, Inc.(a)	87,811	1,232,866
America’s Car-Mart, Inc.*	3,557	188,912
Ann, Inc.*	21,289	704,666
Asbury Automotive Group, Inc.*	13,904	1,031,816
Barnes & Noble, Inc.*	18,519	435,011
bebe stores, inc.	12,940	46,325
Big 5 Sporting Goods Corp.	8,368	99,663
Boot Barn Holdings, Inc.*	2,770	55,899
Brown Shoe Co., Inc.	19,782	561,611
Buckle, Inc. (The)(a)	12,777	648,944
Build-A-Bear Workshop, Inc.*	5,592	115,307
Cato Corp. (The), Class A	12,394	525,506
Children’s Place, Inc. (The)	9,920	594,704
Christopher & Banks Corp.*	16,729	87,158
Citi Trends, Inc.*	7,048	161,329
Conn’s, Inc.*(a)	12,696	199,835
Container Store Group, Inc. (The)*(a)	7,930	144,485
Destination Maternity Corp.	6,354	97,280
Destination XL Group, Inc.*	15,866	80,599
Express, Inc.*	38,269	500,558
Finish Line, Inc. (The), Class A	21,949	517,996
Five Below, Inc.*	24,667	821,904
Francesca’s Holdings Corp.*	19,191	304,369
Genesco, Inc.*	10,875	777,019
Group 1 Automotive, Inc.	10,990	883,486
Guess?, Inc.	27,859	523,192
Haverty Furniture Cos., Inc.	9,012	220,163
hhgregg, Inc.*(a)	5,564	30,546
Hibbett Sports, Inc.*	11,782	554,225
Kirkland’s, Inc.*	6,631	154,303
Lithia Motors, Inc., Class A	10,351	876,730
Lumber Liquidators Holdings, Inc.*(a)	12,491	788,807
MarineMax, Inc.*	11,294	288,110
Mattress Firm Holding Corp.*	6,747	388,762
Men’s Wearhouse, Inc. (The)	21,786	1,012,395
Monro Muffler Brake, Inc.	14,305	817,388
New York & Co., Inc.*	13,307	30,606
Office Depot, Inc.*	241,812	1,837,771
Outerwall, Inc.*	8,632	535,875
Pacific Sunwear of California, Inc.*	22,785	62,659
Pep Boys-Manny, Moe & Jack (The)*	24,347	205,245
Pier 1 Imports, Inc.	43,041	723,519
Rent-A-Center, Inc.	23,850	817,578
Restoration Hardware Holdings, Inc.*(a)	14,118	1,235,749
Sears Hometown and Outlet Stores, Inc.*	5,396	61,245
Select Comfort Corp.*	24,629	734,929
Shoe Carnival, Inc.	6,754	156,828
Sonic Automotive, Inc., Class A	18,038	444,276
Sportsman’s Warehouse Holdings, Inc.*(a)	4,360	31,087
Stage Stores, Inc.	14,458	289,160
Stein Mart, Inc.	12,575	173,032
Systemax, Inc.*	5,128	67,023
Tile Shop Holdings, Inc.*(a)	12,522	101,679
Tilly’s, Inc., Class A*	4,561	62,668
Vitamin Shoppe, Inc.*	14,028	592,964
West Marine, Inc.*	7,836	94,032
Winmark Corp.	1,082	88,194
Zumiez, Inc.*	9,372	349,482

		25,256,610

Technology Hardware, Storage & Peripherals 0.4%
Cray, Inc.*	18,404	597,946
Dot Hill Systems Corp.*	27,327	113,954
Eastman Kodak Co.*	8,074	145,413
Electronics For Imaging, Inc.*	21,142	817,138
Immersion Corp.*	12,708	119,582
Intevac, Inc.*	10,840	70,460
Nimble Storage, Inc.*(a)	4,296	96,359
QLogic Corp.*	39,483	527,493
Quantum Corp.*	98,233	155,208
Silicon Graphics International Corp.*	15,749	148,513
Super Micro Computer, Inc.*	15,569	569,358

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals (continued)
Violin Memory, Inc.*	36,745	$141,101

		3,502,525

Textiles, Apparel & Luxury Goods 1.0%
Columbia Sportswear Co.	12,346	524,705
Crocs, Inc.*	37,395	396,387
Culp, Inc.	3,938	79,114
G-III Apparel Group Ltd.*	8,701	845,737
Iconix Brand Group, Inc.*	21,782	724,034
Movado Group, Inc.	8,427	202,501
Oxford Industries, Inc.	6,615	370,043
Perry Ellis International, Inc.*	5,449	130,286
Quiksilver, Inc.*(a)	60,222	112,615
Sequential Brands Group, Inc.*(a)	7,682	79,509
Skechers U.S.A., Inc., Class A*	17,689	1,067,531
Steven Madden Ltd.*	26,451	908,327
Tumi Holdings, Inc.*	22,903	519,211
Unifi, Inc.*	6,557	211,332
Vera Bradley, Inc.*	9,852	187,878
Vince Holding Corp.*	5,111	119,853
Wolverine World Wide, Inc.	45,843	1,290,480

		7,769,543

Thrifts & Mortgage Finance 1.7%
Anchor BanCorp Wisconsin, Inc.*	2,939	98,456
Astoria Financial Corp.	39,299	480,627
Bank Mutual Corp.	20,869	132,936
BankFinancial Corp.	8,610	97,379
BBX Capital Corp., Class A*	3,631	51,342
Beneficial Bancorp, Inc.*	14,705	158,662
Berkshire Hills Bancorp, Inc.	11,343	282,441
BofI Holding, Inc.*	6,449	544,038
Brookline Bancorp, Inc.	31,803	305,309
Capitol Federal Financial, Inc.	64,535	804,106
Charter Financial Corp.	7,517	84,190
Clifton Bancorp, Inc.	12,007	159,213
Dime Community Bancshares, Inc.	14,933	220,411
ESB Financial Corp.	5,759	96,233
Essent Group Ltd.*	20,167	471,706
EverBank Financial Corp.	41,305	720,772
Federal Agricultural Mortgage Corp., Class C	4,819	132,763
First Defiance Financial Corp.	4,397	133,933
First Financial Northwest, Inc.	5,911	70,873
Flagstar Bancorp, Inc.*	8,902	126,497
Fox Chase Bancorp, Inc.	5,450	88,508
Home Loan Servicing Solutions Ltd.(a)	32,188	388,187
HomeStreet, Inc.*	6,864	121,218
Kearny Financial Corp.*	6,259	81,367
Ladder Capital Corp.*	7,061	132,464
LendingTree, Inc.*	2,851	117,404
Meridian Bancorp, Inc.*	9,272	107,648
Meta Financial Group, Inc.	2,848	95,323
MGIC Investment Corp.*	153,153	1,304,864
NMI Holdings, Inc., Class A*	23,040	177,408
Northfield Bancorp, Inc.	22,786	328,118
Northwest Bancshares, Inc.	42,552	502,114
OceanFirst Financial Corp.	5,998	97,168
Oritani Financial Corp.	20,505	289,326
PennyMac Financial Services, Inc., Class A*	6,054	109,093
Provident Financial Services, Inc.	27,282	473,616
Radian Group, Inc.	86,446	1,362,389
Stonegate Mortgage Corp.*(a)	6,405	64,434
Territorial Bancorp, Inc.	4,140	90,004
TrustCo Bank Corp.	42,700	274,561
United Community Financial Corp.	22,702	122,591
United Financial Bancorp, Inc.	23,920	297,565
Walker & Dunlop, Inc.*	8,326	147,786
Washington Federal, Inc.	45,804	909,667
Waterstone Financial, Inc.	15,618	198,036
WSFS Financial Corp.	4,071	300,684

		13,353,430

Tobacco 0.2%
22nd Century Group, Inc.*(a)	20,448	23,924
Alliance One International, Inc.*	41,014	43,065
Universal Corp.	10,565	424,290
Vector Group Ltd.	34,195	765,284

		1,256,563

Trading Companies & Distributors 0.8%
Aceto Corp.	13,091	253,966
Aircastle Ltd.	29,299	587,738
Applied Industrial Technologies, Inc.	18,889	763,682
Beacon Roofing Supply, Inc.*	22,389	530,396
CAI International, Inc.*	7,595	159,267
DXP Enterprises, Inc.*	5,912	242,510
Erickson, Inc.*(a)	2,741	19,324
General Finance Corp.*(a)	4,687	34,825
H&E Equipment Services, Inc.	14,260	250,120
Houston Wire & Cable Co.	8,128	89,977
Kaman Corp.	12,366	470,155
Neff Corp., Class A*	5,104	47,263
Rush Enterprises, Inc., Class A*	15,479	433,412
Stock Building Supply Holdings, Inc.*	6,576	102,454
TAL International Group, Inc.*	15,488	629,587
Textainer Group Holdings Ltd.(a)	9,768	320,488
Titan Machinery, Inc.*(a)	8,046	113,690
Watsco, Inc.	11,687	1,272,247

		6,321,101

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	24,040	313,482

Water Utilities 0.3%
American States Water Co.	17,471	692,550
Artesian Resources Corp., Class A	3,632	80,449
California Water Service Group	21,672	531,831
Connecticut Water Service, Inc.	4,874	175,269
Middlesex Water Co.	7,168	156,764
SJW Corp.	7,072	238,821
York Water Co. (The)	5,780	136,813

		2,012,497

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	10,383	87,736
NTELOS Holdings Corp.	7,711	31,615

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Wireless Telecommunication Services (continued)
RingCentral, Inc., Class A*	12,954	$174,879
Shenandoah Telecommunications Co.	10,974	326,038
Spok Holdings, Inc.	9,791	167,622

		787,890

Total Common Stocks (cost $585,889,505)		769,435,217

Rights 0.0%†

	Number of Rights	Market Value
Health Care Providers & Services 0.0%†
Providence Service Corp. (The), expiring 2/5/2015*(b)	217	0

Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc.*(b)	25,203	63,512

Total Rights (cost $–)		63,512

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16*(b)	7,307	0

Total Warrant (cost $–)		0

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11%(c)(d)	6,384,913	6,384,913

Total Mutual Fund (cost $6,384,913)		6,384,913

Repurchase Agreement 8.8%

	Principal Amount	Market Value
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $69,185,401, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $70,568,815.(d)	$69,185,113	69,185,113

Total Repurchase Agreement (cost $69,185,113)		69,185,113

Total Investments (cost $661,459,531)(e) — 107.6%		845,068,755
Liabilities in excess of other assets — (7.6%)		(59,698,576)

NET ASSETS — 100.0%		$785,370,179

*	Denotes a non-income producing security.
–	Amounts designated as “–” are zero or have been rounded to zero.
(a)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $73,508,393.
(b)	Fair valued security.
(c)	Represents 7-day effective yield as of January 31, 2015.
(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $75,570,026.
(e)	At January 31, 2015, the tax basis cost of the Fund’s investments was $683,939,403, tax unrealized appreciation and depreciation were $223,314,944 and $(62,185,592), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

At January 31, 2015, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
136	Russell 2000 Mini Future	03/20/15	$15,792,320	$(69,364)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$13,527,219	$—	$—	$13,527,219
Air Freight & Logistics	3,757,524	—	—	3,757,524
Airlines	4,247,726	—	—	4,247,726
Auto Components	8,904,172	—	—	8,904,172
Automobiles	245,184	—	—	245,184
Banks	56,184,861	—	—	56,184,861
Beverages	1,565,482	—	—	1,565,482
Biotechnology	48,697,401	—	—	48,697,401
Building Products	6,174,945	—	—	6,174,945
Capital Markets	11,576,826	—	—	11,576,826
Chemicals	16,011,184	—	—	16,011,184
Commercial Services & Supplies	16,533,409	—	—	16,533,409
Communications Equipment	11,996,905	—	—	11,996,905
Construction & Engineering	5,231,853	—	—	5,231,853
Construction Materials	691,661	—	—	691,661
Consumer Finance	4,892,291	—	—	4,892,291
Containers & Packaging	3,869,303	—	—	3,869,303
Distributors	2,110,725	—	—	2,110,725
Diversified Consumer Services	7,506,984	—	—	7,506,984
Diversified Financial Services	2,394,996	—	—	2,394,996
Diversified Telecommunication Services	5,011,016	—	—	5,011,016
Electric Utilities	11,243,320	—	—	11,243,320
Electrical Equipment	6,990,692	—	—	6,990,692
Electronic Equipment, Instruments & Components	20,322,114	—	—	20,322,114
Energy Equipment & Services	7,915,136	—	—	7,915,136
Food & Staples Retailing	8,312,923	—	—	8,312,923
Food Products	11,823,782	—	—	11,823,782
Gas Utilities	9,130,259	—	—	9,130,259
Health Care Equipment & Supplies	27,492,518	—	—	27,492,518
Health Care Providers & Services	20,296,993	—	—	20,296,993

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Technology	$4,071,553	$—	$—	$4,071,553
Hotels, Restaurants & Leisure	25,053,545	—	—	25,053,545
Household Durables	8,927,091	—	—	8,927,091
Household Products	1,376,917	—	—	1,376,917
Independent Power and Renewable Electricity Producers	3,319,753	—	—	3,319,753
Industrial Conglomerates	350,544	—	—	350,544
Information Technology Services	18,616,651	—	—	18,616,651
Insurance	19,472,470	—	—	19,472,470
Internet & Catalog Retail	3,946,633	—	—	3,946,633
Internet Software & Services	18,331,240	—	—	18,331,240
Leisure Products	4,058,361	—	—	4,058,361
Life Sciences Tools & Services	4,270,200	32,427	—	4,302,627
Machinery	22,015,235	—	—	22,015,235
Marine	1,125,002	—	—	1,125,002
Media	10,829,099	—	—	10,829,099
Metals & Mining	7,886,518	—	—	7,886,518
Multiline Retail	1,313,743	—	—	1,313,743
Multi-Utilities	3,251,130	—	—	3,251,130
Oil, Gas & Consumable Fuels	16,993,855	—	—	16,993,855
Paper & Forest Products	6,040,117	—	—	6,040,117
Personal Products	1,192,775	—	—	1,192,775
Pharmaceuticals	14,648,915	—	—	14,648,915
Professional Services	10,979,804	—	—	10,979,804
Real Estate Investment Trusts (REITs)	74,421,764	—	—	74,421,764
Real Estate Management & Development	3,159,404	—	—	3,159,404
Road & Rail	5,092,457	—	—	5,092,457
Semiconductors & Semiconductor Equipment	30,337,525	—	—	30,337,525
Software	33,087,444	—	—	33,087,444
Specialty Retail	25,256,610	—	—	25,256,610
Technology Hardware, Storage & Peripherals	3,502,525	—	—	3,502,525
Textiles, Apparel & Luxury Goods	7,769,543	—	—	7,769,543
Thrifts & Mortgage Finance	13,353,430	—	—	13,353,430
Tobacco	1,256,563	—	—	1,256,563
Trading Companies & Distributors	6,321,101	—	—	6,321,101
Transportation Infrastructure	313,482	—	—	313,482
Water Utilities	2,012,497	—	—	2,012,497
Wireless Telecommunication Services	787,890	—	—	787,890

Total Common Stocks	$769,402,790	$32,427	$—	$769,435,217

Mutual Fund	6,384,913	—	—	6,384,913
Repurchase Agreement	—	69,185,113	—	69,185,113
Rights	—	—	63,512	63,512
Warrant	—	—	—	—

Total Assets	$775,787,703	$69,217,540	$63,512	$845,068,755

	Level 1	Level 2	Level 3	Total
Liabilities
Futures Contracts	$(69,364)	$—	$—	$(69,364)

Total Liabilities	$(69,364)	$—	$—	$(69,364)

Total	$775,718,339	$69,217,540	$63,512	$844,999,391

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Right	Total
Balance as of 10/31/14	$—	$63,512	$63,512
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—
Purchases*	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 01/31/15	$—	$63,512	$63,512

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Small Cap Index Fund

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2015:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2015

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(69,364)

Total		$(69,364)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 96.6%

	Shares	Market Value
Aerospace & Defense 4.7%
Lockheed Martin Corp.	55,600	$10,473,372
Raytheon Co.	55,600	5,562,780

		16,036,152

Biotechnology 10.5%
Amgen, Inc.	55,600	8,465,656
Biogen Idec, Inc.*	55,600	21,637,296
Gilead Sciences, Inc.*	55,600	5,828,548

		35,931,500

Communications Equipment 8.9%
ARRIS Group, Inc.*	55,600	1,457,832
Brocade Communications Systems, Inc.	55,600	618,272
Ciena Corp.*	55,600	1,029,712
Cisco Systems, Inc.	55,600	1,465,894
Comtech Telecommunications Corp.	55,600	1,837,024
F5 Networks, Inc.*	55,600	6,206,072
Harmonic, Inc.*	55,600	425,340
Harris Corp.	55,600	3,732,428
InterDigital, Inc.	55,600	2,778,888
JDS Uniphase Corp.*	55,600	675,540
Juniper Networks, Inc.	55,600	1,263,788
Motorola Solutions, Inc.	55,600	3,469,996
Nokia OYJ, ADR-FI	55,600	422,560
Polycom, Inc.*	55,600	739,480
QUALCOMM, Inc.	55,600	3,472,776
Riverbed Technology, Inc.*	55,600	1,144,248

		30,739,850

Diversified Telecommunication Services 0.5%
AT&T, Inc.	55,600	1,830,352

Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A	55,600	2,986,276
Corning, Inc.	55,600	1,321,612
FLIR Systems, Inc.	55,600	1,679,120

		5,987,008

Energy Equipment & Services 2.9%
Baker Hughes, Inc.	55,600	3,224,244
Halliburton Co.	55,600	2,223,444
Schlumberger Ltd.	55,600	4,580,884

		10,028,572

Health Care Equipment & Supplies 4.4%
Baxter International, Inc.	55,600	3,909,236
Boston Scientific Corp.*	55,600	823,436
CONMED Corp.	55,600	2,648,784
Medtronic PLC	55,600	3,969,840
St. Jude Medical, Inc.	55,600	3,662,372

		15,013,668

Information Technology Services 13.5%
Amdocs Ltd.	55,600	2,678,808
Automatic Data Processing, Inc.	55,600	4,588,668
Computer Sciences Corp.	55,600	3,373,808
DST Systems, Inc.	55,600	5,376,520
International Business Machines Corp.	55,600	8,524,036
MasterCard, Inc., Class A	55,600	4,560,868
Teradata Corp.*	55,600	2,477,536
Visa, Inc., Class A	55,600	14,172,996
Xerox Corp.	55,600	732,252

		46,485,492

Internet Software & Services 5.6%
Akamai Technologies, Inc.*	55,600	3,233,418
eBay, Inc.*	55,600	2,946,800
Facebook, Inc., Class A*	55,600	4,220,596
j2 Global, Inc.	55,600	3,193,664
VeriSign, Inc.*	55,600	3,029,088
Yahoo!, Inc.*	55,600	2,445,844

		19,069,410

Life Sciences Tools & Services 2.6%
Agilent Technologies, Inc.	55,600	2,100,012
Thermo Fisher Scientific, Inc.	55,600	6,961,676

		9,061,688

Media 1.4%
DIRECTV *	55,600	4,741,568

Pharmaceuticals 6.3%
AstraZeneca PLC, ADR-UK	55,600	3,949,824
Bristol-Myers Squibb Co.	55,600	3,351,012
Novartis AG, ADR-CH	55,600	5,415,440
Valeant Pharmaceuticals International, Inc.*	55,600	8,894,332

		21,610,608

Semiconductors & Semiconductor Equipment 10.1%
Altera Corp.	55,600	1,830,630
Analog Devices, Inc.	55,600	2,897,038
Applied Materials, Inc.	55,600	1,269,904
Broadcom Corp., Class A	55,600	2,359,386
Cypress Semiconductor Corp.*(a)	55,600	818,988
Intel Corp.	55,600	1,837,024
KLA-Tencor Corp.	55,600	3,417,732
Lam Research Corp.	55,600	4,250,064
Linear Technology Corp.	55,600	2,498,664
Marvell Technology Group Ltd.	55,600	861,244
Microchip Technology, Inc.	55,600	2,507,560
NVIDIA Corp.	55,600	1,067,798
SunEdison, Inc.*	55,600	1,041,388
Teradyne, Inc.	55,600	1,006,360
Tessera Technologies, Inc.	55,600	2,061,648
Texas Instruments, Inc.	55,600	2,971,820
Xilinx, Inc.	55,600	2,144,770

		34,842,018

Software 15.7%
Activision Blizzard, Inc.	55,600	1,161,762
Adobe Systems, Inc.*	55,600	3,899,228
Autodesk, Inc.*	55,600	3,002,678
CA, Inc.	55,600	1,684,680
Check Point Software Technologies Ltd.*	55,600	4,290,652
Citrix Systems, Inc.*	55,600	3,294,856
Informatica Corp.*	55,600	2,317,686

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Intuit, Inc.	55,600	$4,827,192
Microsoft Corp.	55,600	2,246,240
Open Text Corp.(a)	55,600	3,150,852
Oracle Corp.	55,600	2,329,084
Progress Software Corp.*	55,600	1,392,780
PTC, Inc.*	55,600	1,857,596
Red Hat, Inc.*	55,600	3,546,724
salesforce.com, inc.*	55,600	3,138,620
SAP SE, ADR-DE(a)	55,600	3,634,016
Symantec Corp.	55,600	1,377,212
Synopsys, Inc.*	55,600	2,390,244
VMware, Inc., Class A *	55,600	4,286,760

		53,828,862

Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	55,600	6,514,096
EMC Corp.	55,600	1,441,708
Hewlett-Packard Co.	55,600	2,008,828
NetApp, Inc.	55,600	2,101,680
QLogic Corp.*	55,600	742,816
SanDisk Corp.	55,600	4,220,596
Seagate Technology PLC	55,600	3,138,064
Western Digital Corp.	55,600	5,405,988

		25,573,776

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	55,600	1,292,700

Total Common Stocks (cost $184,659,238)		332,073,224

Exchange Traded Fund 2.8%
	Shares	Market Value
Equity Fund 2.8%
Powershares QQQ Trust	97,507	9,857,958

Total Exchange Traded Fund (cost $9,654,809)		9,857,958

Mutual Fund 0.2%
	Shares	Market Value
Money Market Fund 0.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (b)(c)	557,672	557,672

Total Mutual Fund (cost $557,672)		557,672

Repurchase Agreement 1.8%
	Principal Amount	Market Value
Royal Bank of Canada, 0.05%, dated 01/30/15, due 02/02/15, repurchase price $6,042,803, collateralized by U.S. Treasury Notes ranging from 0.25% - 3.13%, maturing 05/15/16 - 05/15/19; total market value $6,163,633.(c)	$6,042,778	6,042,778

Total Repurchase Agreement (cost $6,042,778)		6,042,778

Total Investments (cost $200,914,497)(d) — 101.4%		348,531,632
Liabilities in excess of other assets — (1.4%)		(4,937,810)

NET ASSETS — 100.0%		$343,593,822

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2015. The total value of securities on loan at January 31, 2015 was $6,462,360.
(b)	Represents 7-day effective yield as of January 31, 2015.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2015 was $6,600,450.
(d)	At January 31, 2015, the tax basis cost of the Fund’s investments was $209,730,485, tax unrealized appreciation and depreciation were $141,275,912 and $(2,474,765), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
DE	Germany
FI	Finland
Ltd.	Limited
OYJ	Public Traded Company
PLC	Public Limited Company
SE	European Public Limited Liability Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$332,073,224	$—	$—	$332,073,224
Exchange Traded Fund	9,857,958	—	—	9,857,958
Mutual Fund	557,672	—	—	557,672
Repurchase Agreement	—	6,042,778	—	6,042,778

Total	$342,488,854	$6,042,778	$—	$348,531,632

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

Municipal Bonds 99.2%

	Principal Amount	Market Value
Alaska 3.4%
Alaska State, International Airports Revenue, Refunding, RB, NATL-RE Insured, Series D, 5.00%, 10/01/22	$500,000	$537,910
Anchorage Alaska Schools, GO, Series B, 5.00%, 08/01/24	1,000,000	1,130,210
Anchorage Alaska Schools, Refunding, GO, NATL Insured, Series B, 5.00%, 09/01/17	580,000	646,068

		2,314,188

Arizona 3.4%
City of Phoenix, Civic Improvement Corp., 5.00%, 07/01/26	200,000	249,334
Phoenix, Refunding, GO, Series A, 6.25%, 07/01/17	1,025,000	1,164,420
Tucson Arizona, Water System Revenue, RB, 5.00%, 07/01/21	775,000	887,329

		2,301,083

California 20.9%
Apple Valley Unified School District, California State, Refunding, GO, BAM Insured, 4.00%, 08/01/20	425,000	485,928
California State, Department of Water Resources, Power Supply Revenue, Refunding, RB, AGM Insured, Series H, 5.00%, 05/01/22	1,000,000	1,139,710
California State, GO, 5.00%, 10/01/20	750,000	910,095
California State, Various Purposes, GO, 5.63%, 04/01/25	1,300,000	1,542,567
Chico, Unified School District, Election 1998, GO, AGM Insured, Series B, 5.00%, 08/01/25	1,625,000	1,838,980
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	629,885
Long Beach, Unified School District, Election 2008, GO Series A, 5.25%, 08/01/24	525,000	618,875
Series A, 5.25%, 08/01/25	1,000,000	1,174,960
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	1,000,000	1,233,040
Los Angeles, Unified School District, Election 2004, GO, Series I, 5.00%, 07/01/25	1,000,000	1,168,090
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 09/01/24	1,000,000	1,245,020
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 05/01/19	1,000,000	1,184,160
Torrance, Unified School District, Election 2008, Measure Y, GO, 5.50%, 08/01/25	775,000	916,779

		14,088,089

Colorado 0.7%
Denver Colorado City & County School District No. 1, Refunding, GO, NATL Insured, Series A, 5.25%, 12/01/21	390,000	486,517

Connecticut 1.8%
Connecticut State, GO, Series D, 5.00%, 11/01/19	1,000,000	1,179,730

Florida 9.1%
Florida State, Board of Education, Public Education, Refunding, GO Series A, 5.00%, 06/01/18	525,000	599,398
Series C, 5.00%, 06/01/19	525,000	617,347
Series D, 5.00%, 06/01/22	2,000,000	2,451,040
Orlando, Utilities Commission, Utility System Revenue, Refunding, RB, Series A, 5.00%, 10/01/20	1,050,000	1,267,224
Tampa Bay, Water Utility System Revenue and Improvement, Refunding, RB, NATL Insured, 5.50%, 10/01/21	970,000	1,225,372

		6,160,381

Hawaii 10.0%
Hawaii State, Refunding, GO Series EA, 5.00%, 12/01/19	1,330,000	1,583,751
Series EF, 5.00%, 11/01/23	1,140,000	1,413,212
Honolulu City and County, Refunding, GO Series B, 5.00%, 11/01/24	635,000	782,085
Series A, 5.00%, 04/01/25	1,080,000	1,247,022
Honolulu City and County, Wastewater System Revenue, Refunding, RB, Series B, 5.00%, 07/01/20	425,000	510,612
University of Hawaii Revenue, RB Series A, 5.50%, 10/01/22	500,000	595,200
Series A, 5.50%, 10/01/23	500,000	593,725

		6,725,607

Idaho 4.8%
Idaho State, Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust, RB Series A, 5.00%, 07/15/22	580,000	666,571
Series A, 5.25%, 07/15/24	1,780,000	2,053,835

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
Idaho (continued)
Twin Falls County, School District No. 411, GO, NATL-RE Insured, 5.00%, 09/15/16	$500,000	$537,400

		3,257,806

Illinois 3.9%
Chicago, Board of Education, Dedicated Revenues, Refunding, Special Tax Revenue, AMBAC Insured, Series B, 5.00%, 12/01/23	500,000	529,350
Chicago, O’Hare International Airport Revenue, General Apartment-Third Lien, RB, AGM Insured, Series B, 5.00%, 01/01/19	1,930,000	2,091,811

		2,621,161

Maryland 0.9%
Maryland State, State & Local Facilities-3rd, GO, Series A, 5.00%, 11/01/18	500,000	578,475

Massachusetts 6.5%
Massachusetts Bay Transportation Authority, Refunding, RB, Series A, 5.25%, 07/01/20	300,000	365,946
Massachusetts State Development Finance Agency, Harvard University, Refunding, RB, Series B-1, 5.00%, 10/15/20	1,620,000	1,968,397
Massachusetts State, Bay Transportation Authority, Massachussets Sales Tax Revenue, Refunding, RB, Senior Series A,
Series A, 5.25%, 07/01/18	600,000	693,402
Massachusetts State, Water Resources Authority, Refunding, RB, Series B, 5.00%, 08/01/19	415,000	490,787
Massachusetts State, Water Resources Authority, Refunding, RB, NATL-RE Insured, Series A, 5.25%, 08/01/16	810,000	870,540

		4,389,072

Minnesota 1.5%
State of Minnesota, GO, Series A, 5.00%, 10/01/20	840,000	1,018,786

Nevada 2.7%
Clark County, Limited Tax-Bond Bank, GO, 5.00%, 06/01/25	1,620,000	1,830,649

New Jersey 4.2%
New Jersey State, Transportation Trust Fund Authority, Refunding, RB, Series A, 5.25%, 12/15/21	760,000	892,688
Series A, 5.50%, 12/15/22	1,020,000	1,220,869
New Jersey State, Transportation Trust Fund Authority, Refunding, RB, AGM Insured, Series C, 5.50%, 12/15/17	625,000	700,656

		2,814,213

New York 4.6%
New York City, GO, 5.00%, 08/01/20	500,000	597,840
New York City, GO, AGM Insured, Fiscal 2008, Sub-Series C-1, 5.00%, 10/01/24	705,000	787,527
New York State, Thruway Authority Second Highway and Bridge Trust Fund, RB, Series B, 5.00%, 04/01/21	1,075,000	1,240,550
New York State, Thruway Authority, State Personal Transportation, Special Tax Revenue, Series A, 5.00%, 03/15/18	430,000	487,246

		3,113,163

Oregon 2.3%
Portland, Sewer System Revenue, Second Lien, Refunding, RB, AGM Insured, Series B, 5.00%, 06/15/23	1,360,000	1,540,866

Pennsylvania 0.9%
State of Pennsylvania, Refunding, 5.00%, 07/01/22	500,000	616,915

Texas 11.9%
Houston, Utility System Revenue, Refunding, RB, Combined First Lien, Series D, 5.00%, 11/15/19	1,800,000	2,136,492
Lower Colorado River Authority, RB 5.00%, 05/15/21	1,100,000	1,271,017
5.00%, 05/15/22	800,000	923,800
5.00%, 05/15/23	90,000	103,602
North East Independent School District, Texas School Building, GO, PSF Insured, Series A, 5.00%, 08/01/17	650,000	721,454
San Antonio, Water Revenue, Refunding, RB, 5.00%, 05/15/23	500,000	616,630
San Antonio, Water Revenue, Refunding, RB, NATL Insured, 5.00%, 05/15/17	1,000,000	1,101,630
Texas State, University Systems Financing Revenue, Refunding, RB, 5.25%, 03/15/21	1,000,000	1,135,860

		8,010,485

Virginia 2.2%
Fairfax County, Public Improvements, Prerefunded Balance, GO, Series A, 5.00%, 04/01/19	500,000	566,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

Municipal Bonds (continued)
	Principal Amount	Market Value
Virginia (continued)
Newport News, General Improvement, Prerefunded Balance, GO, Series A, 5.00%, 07/01/24	$785,000	$947,479

		1,513,829

Washington 3.5%
King & Pierce County, School District No. 408, Refunding, GO, 5.00%, 12/01/21	1,000,000	1,181,300
Washington State, Various Purpose, Prerefunded Balance, GO, Series A, 5.00%, 07/01/19	500,000	552,760
Washington State, Various Purpose, Refunding, GO, Series R, 5.00%, 07/01/20	520,000	624,141

		2,358,201

Total Municipal Bonds (cost $62,559,760)		66,919,216

Mutual Fund 0.1%

	Shares
Money Market Fund 0.1%
Dreyfus Tax Exempt Cash Management - Institutional Shares, 0.00% (a)	77,011	77,011

Total Mutual Fund (cost $77,011)		77,011

Total Investments (cost $62,636,771) (b)(c) — 99.3%		66,996,227
Other assets in excess of liabilities — 0.7%		450,012

NET ASSETS — 100.0%		$67,446,239

(a)	Represents 7-day effective yield as of January 31, 2015.
(b)	At January 31, 2015, the tax basis cost of the Fund’s investments was $62,636,771, tax unrealized appreciation and depreciation were $4,365,328 and $(5,872), respectively.
(c)	The following entity has either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality or a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At January 31, 2015, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 12.09% and 9.84%, respectively.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
GO	General Obligation
GTD	Guaranteed
NATL	National Public Finance Guarantee Corporation
PSF	Permanent School Fund
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2015. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$66,919,216	$—	$66,919,216
Mutual Fund	77,011	—	—	77,011

Total	$77,011	$66,919,216	$—	$66,996,227

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2015 (Unaudited)

Nationwide Retirement Income Fund

Mutual Funds 81.0%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	269,344	$2,561,465

Total Alternative Assets (cost $2,645,016)		2,561,465

Equity Funds 25.6%
Nationwide International Index Fund, Institutional Class (a)	259,629	2,030,298
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	67,690	1,261,740
Nationwide S&P 500 Index Fund, Institutional Class (a)	172,536	2,538,007
Nationwide Small Cap Index Fund, Institutional Class (a)	51,471	752,501

Total Equity Funds (cost $6,495,051)		6,582,546

Fixed Income Funds 40.4%
Nationwide Bond Index Fund, Institutional Class (a)	611,892	6,993,924
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	345,499	3,372,073

Total Fixed Income Funds (cost $10,168,751)		10,365,997

Money Market Fund 5.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	1,279,696	1,279,696

Total Money Market Fund (cost $1,279,696)		1,279,696

Total Mutual Funds (cost $20,588,514)		20,789,704

Exchange Traded Funds 19.1%

	Shares	Market Value
Fixed Income Funds 19.1%
iShares 1-3 Year Credit Bond ETF	19,516	2,058,157
iShares iBoxx $ High Yield Corporate Bond ETF	5,677	512,236
iShares Intermediate Credit Bond ETF	20,906	2,326,211

Total Exchange Traded Funds (cost $4,843,721)		4,896,604

Total Investments (cost $25,432,235) (c) — 100.1%		25,686,308
Liabilities in excess of other assets — (0.1)%		(14,021)

NET ASSETS — 100.0%		$25,672,287

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2015.
(c)	At January 31, 2015, the tax basis cost of the Fund’s investments was $25,693,482, tax unrealized appreciation and depreciation were $275,910 and $(283,084), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2015 (Unaudited)

Nationwide Retirement Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise Level 3 investments within the hierarchy.

At January 31, 2015, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	March 26, 2015

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 26, 2015